Registration Nos. 333-21975
                                                                       811-08057
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              --------------------

                                    FORM N-4


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       |_|
                        POST-EFFECTIVE AMENDMENT No. 13                    |X|


                                       and


        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    |_|
                         POST-EFFECTIVE AMENDMENT No. 13                   |X|
                        (Check appropriate box or boxes)


                              --------------------

                         THE GUARDIAN SEPARATE ACCOUNT E
               (Exact Name of Registrant as Specified in Charter)

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
                               (Name of Depositor)

                   7 Hanover Square, New York, New York 10004
                    (Address of Principal Executive Offices)
                  Depositor's Telephone Number: (212) 598-8359

               RICHARD T. POTTER, JR., Vice President and Counsel
                 The Guardian Insurance & Annuity Company, Inc.
                                7 Hanover Square
                            New York, New York 10004
                     (Name and address of agent for service)

                                    Copy to:
                              STEPHEN E. ROTH, ESQ.
                          Sutherland, Asbill & Brennan
                         1275 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20004

                              --------------------

                                  ------------

      It is proposed that this filing will be effective (check appropriate box):
           |_|   immediately upon filing pursuant to paragraph (b) of Rule 485

           |X|   on May 1, 2004 pursuant to paragraph (b) of Rule 485

           |_|   60 days after filing pursuant to paragraph (a)(1) of Rule 485
           |_|   on (date) pursuant to paragraph (a)(1) of Rule 485
           |_|   75 days after filing pursuant to paragraph (a)(2) of Rule 485
           |_|   on (date) pursuant to paragraph (a)(2) of Rule 485.


      If appropriate, check the following box:
           |_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                            ------------------------


The Registrant has registered an indefinite number of its securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The notice required by such rule for the Registrant's most recent fiscal year was filed on March 30, 2004.


                                  ------------

================================================================================

                         THE GUARDIAN SEPARATE ACCOUNT E

                        Cross Reference Sheet to Items In
                       Registration Statement on Form N-4

Form N-4 Item No.                                                                       Location
Part A
Item  1.    Cover Page.............................................................     Cover
Item  2.    Definitions............................................................     Special Terms Used in this
                                                                                          Prospectus
Item  3.    Synopsis...............................................................     Summary: What is a Variable Annuity
                                                                                          Contract?; Contract Costs and Expenses
Item  4.    Condensed Financial Information........................................     Performance Results; Appendix A
Item  5.    General Description of Registrant, Depositor and Portfolio
              Companies ...........................................................     The Guardian Insurance & Annuity
                                                                                          Company, Inc.; Variable Investment
                                                                                          Options; Fixed-Rate Option; Voting Rights
Item  6.    Deductions.............................................................     Expenses; Contract Costs and Expenses;
                                                                                          Distribution of the Contracts
Item  7.    General Description of Variable Annuity Contracts......................     Summary: What is a Variable Annuity
                                                                                          Contract?
Item  8.    Annuity Period.........................................................     The Annuity Period
Item  9.    Death Benefit..........................................................     Death Benefits; Enhanced Death Benefits
Item 10.    Purchases and Contract Value...........................................     Buying a Contract; The Acccumulation
                                                                                          Period
Item 11.    Redemptions............................................................     Surrenders and Partial Withdrawals
Item 12.    Taxes..................................................................     Federal Tax Matters
Item 13.    Legal Proceedings......................................................     Legal Proceedings
Item 14.    Table of Contents of the Statement of Additional Information...........     Where to Get More Information

Part B
Item 15.    Cover Page.............................................................     Cover Page
Item 16.    Table of Contents......................................................     Table of Contents
Item 17.    General Information and History........................................     Not Applicable
Item 18.    Services...............................................................     Services to the Separate Account
Item 19.    Purchase of Securities Being Offered...................................     Valuation of Assets of the Separate
                                                                                          Account; Transferability Restrictions
Item 20.    Underwriters...........................................................     Services to the Separate Account
Item 21.    Calculation of Performance Data........................................     Performance Data
Item 22.    Annuity Payments.......................................................     Annuity Payments
Item 23.    Financial Statements...................................................     Financial Statements

Part C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

VARIABLE ANNUITY PROSPECTUS


May 1, 2004


THE GUARDIAN INVESTOR
RETIREMENT ASSET MANAGER

THIS PROSPECTUS describes an individual Flexible Premium Deferred Variable Annuity Contract. It contains important information that you should know before investing in the contract. Please read this prospectus carefully, along with the accompanying Fund prospectuses, and keep them for future reference.

--------------------------------------------------------------------------------

The contract is issued by The Guardian Insurance & Annuity Company, Inc. (GIAC) through its Separate Account E (the Separate Account). The contract is designed to provide tax deferred annuity benefits under retirement programs. It will also pay a death benefit if the annuitant dies before annuity payments begin.

The minimum initial premium payment is $500. Your premiums may be invested in up to 20 variable investment options or 19 variable investment options and the fixed-rate option. Special limits apply to transfers out of the fixed-rate option. The variable investment options invest in the mutual funds listed below. Some of these Funds may not be available in your state. The prospectuses for these Funds accompany this prospectus.

o The Guardian Variable Contract Funds, Inc.
  - The Guardian Stock Fund
  - The Guardian VC 500 Index Fund
  - The Guardian VC Asset Allocation Fund
  - The Guardian VC High Yield Bond Fund

  - The Guardian VC Low Duration Bond Fund

  - The Guardian UBS VC Large Cap Value Fund
  - The Guardian UBS VC Small Cap Value Fund
o The Guardian Bond Fund, Inc.
o The Guardian Cash Fund, Inc.
o GIAC Funds, Inc.

  - Baillie Gifford International Growth Fund (formerly Baillie Gifford International Fund)

  - Baillie Gifford Emerging Markets Fund
  - The Guardian Small Cap Stock Fund
o AIM Variable Insurance Funds
  - AIM V.I. Capital Appreciation Fund (Series I)

  - INVESCO VIF-Utilities Fund (Series I) (AIM V.I. Global Utilities Fund (Series I) was merged into the INVESCO VIF-Utilities Fund (Series I) on April 30, 2004)

  - AIM V.I. Government Securities Fund (Series I)
  - AIM V.I. Premier Equity Fund (Series I)
o AllianceBernstein
  - AllianceBernstein Value Portfolio (Class B)
  - AllianceBernstein Growth & Income Portfolio
    (Class B)
  - AllianceBernstein Premier Growth Portfolio
    (Class B)
  - AllianceBernstein Technology Portfolio (Class B)
o Davis Variable Account Fund, Inc.
  - Davis Financial Portfolio
  - Davis Real Estate Portfolio
  - Davis Value Portfolio
o Fidelity Variable Insurance Products Funds
    (Service Class)
  - Fidelity VIP Contrafund(R) Portfolio
  - Fidelity VIP Equity-Income Portfolio
  - Fidelity VIP Growth Opportunities Portfolio
  - Fidelity VIP Mid Cap Portfolio
o Franklin Templeton Variable Insurance Products Trust
  - Templeton Growth Securities Fund (Class 2)
o Gabelli Capital Series Funds, Inc.
  - Gabelli Capital Asset Fund
o Janus Aspen Series (Institutional Shares)

  - Janus Aspen Mid Cap Growth Portfolio

  - Janus Aspen Capital Appreciation Portfolio
  - Janus Aspen Growth Portfolio
  - Janus Aspen Worldwide Growth Portfolio
o MFS(R) Variable Insurance Trust(SM) (Initial Class)
  - MFS Emerging Growth Series
  - MFS Investors Trust Series
  - MFS New Discovery Series
  - MFS Research Series
  - MFS Total Return Series
o The Prudential Series Fund, Inc.
  - Jennison Portfolio (Class II)
o Value Line Strategic Asset Management Trust
o Value Line Centurion Fund
o Van Kampen Life Investment Trust
  - Van Kampen Life Investment Trust Government Portfolio (Class II Shares)
  - Van Kampen Life Investment Trust Growth and Income Portfolio (Class II
      Shares)


A Statement of Additional Information about the contract and the Separate Account is available free of charge by writing to GIAC at its Customer Service Office, P.O. Box 26210, Lehigh Valley, Pennsylvania 18002, or by calling 1-800-221-3253. Its contents are noted on page 50 of this prospectus.

The Statement of Additional Information, which is also dated May 1, 2004, is incorporated by reference into this prospectus.


--------------------------------------------------------------------------------


The Securities and Exchange Commission has a Web site (http://www.sec.gov) which you may visit to view this Prospectus, Statement of Additional Information and other information.


These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus.

The contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank or depository institution, and the contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency, and involves investment risk, including possible loss of the principal amount invested.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

This variable annuity contract may not be available in all states or jurisdictions. This prospectus does not constitute an offering in any state or jurisdiction in which such offering may not lawfully be made. GIAC does not authorize any information or representations regarding the offering described in this prospectus or any supplement thereto or in any supplemental sales material authorized by GIAC. This prospectus is not valid without the prospectuses for the Funds.

--------------------------------------------------------------------------------

SUMMARY

What is a variable annuity contract?                                          1
- How a variable annuity works                                                1
- The annuity period                                                          1
- Other contract features                                                     1
- Expenses                                                                    2
- Deciding to purchase a contract                                             2

Expense tables                                                                3

The Guardian Insurance & Annuity Company, Inc.                                6

Buying a contract                                                             7
- The application form                                                        7
- Payments                                                                    7

The accumulation period                                                       8
- How we allocate your premium payments                                       8
- Automated Purchase Payments                                                 8
- The Separate Account                                                        8
- Variable investment options                                                 9
- Fixed-rate option                                                          15
- Transfers                                                                  16
- Surrenders and partial withdrawals                                         17
- Managing your annuity                                                      18

The annuity period                                                           21
- When annuity payments begin                                                21
- How your annuity payments are calculated                                   21
- Variable annuity payout options                                            22
- Fixed-rate annuity payout options                                          25

Other contract features                                                      26
- Death benefits                                                             26
- Enhanced death benefits                                                    27
- Earnings Benefit Rider                                                     29
- Living Benefit Rider (referred to as "Decade")                             31

Financial information                                                        34
- How we calculate unit values                                               34
- Contract costs and expenses                                                35
- Federal tax matters                                                        37
- Performance results                                                        44

Your rights and responsibilities                                             46
- Telephonic and Electronic Services                                         46
- Voting rights                                                              47
- Your right to cancel the contract                                          47
- Distribution of the contract                                               48

Special terms used in this prospectus                                        49

Other information                                                            50
- Legal proceedings                                                          50
- Where to get more information                                              50

Appendix A - Summary Financial Information                                   51

--------------------------------------------------------------------------------
SUMMARY
--------------------------------------------------------------------------------
WHAT IS A VARIABLE ANNUITY CONTRACT?
--------------------------------------------------------------------------------


A VARIABLE ANNUITY CONTRACT allows you to accumulate tax-deferred savings which are invested in options that you choose. This is the accumulation period of the contract. On an agreed date, you or someone else you have named as the annuitant will start receiving regular payments from the amount you have saved and any investment earnings. This is the annuity period. The amount of the annuity payments will depend on earnings during the accumulation period, and afterward if you select a variable annuity option. That's why this product is called a variable annuity.


--------------------------------------------------------------------------------

HOW A VARIABLE ANNUITY WORKS

During the accumulation period, this contract allows you to allocate your net premium payments and accumulation value to as many as 20 variable investment options, or 19 variable investment options and the fixed-rate option.

When you allocate your premiums to the variable investment options, you bear the risk of any investment losses. No assurance can be given that the value of the contract during the accumulation period, or the total amount of annuity payments made under the contract, will equal or exceed the net premium payments allocated to the variable investment options. When you allocate your net premium payments to the fixed-rate option, the contract guarantees that they will earn a minimum rate of interest and the investment risk is borne by GIAC.


GIAC has established a Separate Account to hold the variable investments in its annuity contracts. The Separate Account has 43 investment divisions, corresponding to 43 variable investment options, each of which invests in a mutual fund. Your net premiums are used to buy accumulation units in the investment divisions you have chosen, or are allocated to the fixed-rate option.


The total value of your contract's investment in the investment divisions and in the fixed-rate option is known as the accumulation value. It's determined by multiplying the number of variable accumulation units credited to your account in each investment division by the current value of the division's units, and adding your value in the fixed-rate option.

The value of units in a variable investment division reflects the investment experience within the division. The value of units in the fixed-rate option reflects interest accrued at a rate not less than the guaranteed minimum specified in the contract. For a complete explanation, please see Financial information: How we calculate unit values.

--------------------------------------------------------------------------------

Payout options

Annuity payout options are available on either a variable or fixed-rate basis.

--------------------------------------------------------------------------------

THE ANNUITY PERIOD

Annuity payments under this contract must begin no later than the annuitant's 90th birthday. Distributions under the contract are taxable, and if you take money out of the contract before age 59 1/2, you may also incur a 10% Federal tax penalty on amounts included in your income. You may select one or a combination of four annuity payout options under the contract:

o     Life annuity without a guaranteed period

o     Life annuity with a 10-year guaranteed period

o     Joint and survivor annuity

o     Variable annuity payments to age 100.

The first three payout options are available on either a variable or fixed-rate basis. The fourth option is only available on a variable payout basis. Please see The annuity period.

OTHER CONTRACT FEATURES

Transfers among investment options

You can make transfers among the variable investment options at any time. Transfers to and from the fixed-rate option are only permitted during the accumulation period. Certain restrictions apply to transfers out of the fixed-rate option. Transfers must also comply with the rules of any retirement plan that apply. Please see The accumulation period: Transfers.

Death benefits

If you, or another person named as the annuitant, should die before annuity payments begin, then we pay a death benefit to the beneficiary. The contract also gives you the option of purchasing riders that may provide a greater death benefit. Please see Other contract features: Death benefits.

Optional riders

The contract also gives you the option to purchase two other riders to provide additional benefits. Decade,(SM) the living benefit rider, provides that your contract value on the tenth anniversary is at least equal to your initial premium payment (adjusted for any partial withdrawals and excluding investment credits), provided you comply with certain rules. The earnings benefit rider may in certain circumstances increase the death benefit payable upon the annuitant's death if your contract earnings exceed your adjusted premium payments. Please refer to Other contract features.


                                                                    ------------
SUMMARY                                                             PROSPECTUS 1
                                                                    ------------

Surrenders and partial withdrawals

At any time during the accumulation period, you may withdraw some or all of the amount you have saved in the contract. Taking out all you have saved is known as a surrender; taking out part of your savings is a partial withdrawal. These options are not available once annuity payments begin. Please see The accumulation period: Surrenders and partial withdrawals.

EXPENSES

The following are expenses that you will incur as a contract owner:

o Operating expenses for mutual funds comprising the variable investment options


      Management fees, 12b-1 fees, and other expenses associated with the Funds you may pay while owning the contract range from 0.40% to 1.82%. Actual charges will depend on the variable investment options you select.


o     Mortality and expense risk charges

      1.05% annually of the net asset value of your variable investment options.

o     Administrative expenses

      0.20% annually of the net asset value of your variable investment options.

o     Contract fee

      An annual fee of $35, if the accumulation value in your contract is less than $100,000 on your contract's anniversary date.

The following are expenses that you may incur as a contract owner:

o     Contingent deferred sales charges

      A charge of 1% to 7% against any amount that you withdraw that has been in your contract for less than seven years. The actual amount will depend on the number of years the amount has been invested.

o     Enhanced death benefit expense


      If you choose this benefit, the annual expense is 0.20% or 0.25% of the net asset value of your variable investment options, depending on the rider chosen.


o     Living benefit rider expense

      If you choose this rider, you will pay a daily charge based on an annual rate of 0.25% of the net assets of your variable investment options.

o     Annuity taxes

      A tax on premiums or annuity payments, applicable in some states and municipalities only, that currently range up to 3.5% of premiums paid to the contract.

o     Earnings benefit rider expense

      If you choose this rider, you will pay a daily charge at an annual rate of 0.25% of the net asset value of your variable investment options.

o     Partial withdrawal charge


      During the annuity period, if you choose the Variable Annuity Payments to Age 100 as an annuity payout option and you make more than one partial withdrawal in a calendar quarter, you will pay an administrative charge equal to the lesser of $25 or 2% of the amount of the partial withdrawal.


--------------------------------------------------------------------------------

Free-look period

You have the right to examine the contract and return it for cancellation within 10 days of receiving it. This is known as the free-look period.

--------------------------------------------------------------------------------

DECIDING TO PURCHASE A CONTRACT

You should consider purchasing a variable annuity contract if your objective is to invest over a long period of time and to accumulate assets on a tax-deferred basis, generally for retirement. A tax-deferred accrual feature is provided by any tax-qualified arrangement. Therefore, you should have reasons other than tax deferral for purchasing the contract to fund a tax-qualified arrangement. You have the right to examine the contract and return it for cancellation within 10 days of receiving it. This is known as the free-look period. The period may be longer than 10 days in some states. Because the laws and regulations that govern the contract vary among the jurisdictions where the contract is sold, some of the contract's terms will vary depending on where you live.

We sell other variable annuity contracts with other features and charges. Please contact us if you would like more information.

For information about the compensation we pay for sales of the contracts, see Distribution of the contract.

Please see Appendix A: Summary financial information for more information about Separate Account E and accumulation unit values.

Please see Special terms used in this prospectus for definitions of key terms.


------------
2 PROSPECTUS                                                            SUMMARY
------------

--------------------------------------------------------------------------------
EXPENSE TABLEs
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value among investment options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES

--------------------------------------------------------------------------------
Sales Charge Imposed on Purchases:                                          None
--------------------------------------------------------------------------------
Contingent Deferred Sales Charge                           7% declining annually
                                                                    see Note (1)
--------------------------------------------------------------------------------
Transfer Fee:                                                    Currently, none
                                              (may charge $25 for each transfer)
--------------------------------------------------------------------------------
Partial Withdrawal Charge:                        Lesser of $25 or 2% of partial
                                                withdrawal amount - see Note (2)
--------------------------------------------------------------------------------

Notes:


(1) The contingent deferred sales charge is assessed on premiums withdrawn that have been in your contract for less than seven contract years. You may withdraw in each contract year, without a deferred sales charge, the greater of: (i) the excess of the accumulation value on the date of withdrawal over the aggregate net premium payments that have not been previously withdrawn, or (ii) 10% of the total premium payments made, minus the aggregate amount of all prior partial withdrawals made in the contract year.


                                                                      Contingent
                                                           deferred sales charge
Number of contract years completed                                    percentage
--------------------------------------------------------------------------------
0                                                                             7%
--------------------------------------------------------------------------------
1                                                                             6%
--------------------------------------------------------------------------------
2                                                                             5%
--------------------------------------------------------------------------------
3                                                                             4%
--------------------------------------------------------------------------------
4                                                                             3%
--------------------------------------------------------------------------------
5                                                                             2%
--------------------------------------------------------------------------------
6                                                                             1%
--------------------------------------------------------------------------------
7+                                                             0% and thereafter
--------------------------------------------------------------------------------


(2) The partial withdrawal charge applies to partial withdrawals during the annuity period in excess of one per quarter. Partial withdrawls are only available during the annuity period if you choose the payments to 100 annuity payout option.


Expenses
--------------------------------------------------------------------------------
The tables will assist you in understanding the various costs and expenses of the Separate Account and its underlying Funds. The accompanying Fund prospectuses provide a more complete description of the various costs and expenses.


                                                                    ------------
EXPENSE TABLES                                                      PROSPECTUS 3
                                                                    ------------

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including the fees and expenses of the underlying mutual funds associated with the variable investment options.

--------------------------------------------------------------------------------
Annual Contract Fee:                                                     $35.00*
--------------------------------------------------------------------------------

*The annual contract fee may be lower where required by state law.

SEPARATE ACCOUNT LEVEL ANNUAL EXPENSES
(as a percentage of daily net asset value)
7yrEDB   =  Seven Year Enhanced Death Benefit                                                          LB = Living Benefit
CAEDB    =  Contract Anniversary Enhanced Death Benefit                                                EB = Earnings Benefit
                                                                 Contracts                   Contracts      Contracts
                                     Contracts                        with      Contracts     with any       with any     Contracts
                                       with no     Contracts      7 yr EDB           with       one of         two of          with
                                         rider          with        and LB       7 yr EDB        CAEDB          CAEDB         CAEDB
                                      benefits      7 yr EDB         or EB      LB and EB     LB or EB      LB and EB     LB and EB
-----------------------------------------------------------------------------------------------------------------------------------
Mortality & Expense Risk Charge          1.05%         1.05%         1.05%          1.05%        1.05%          1.05%         1.05%
-----------------------------------------------------------------------------------------------------------------------------------
Other Separate Account Fees
Administrative Charge                    0.20%         0.20%         0.20%          0.20%        0.20%          0.20%         0.20%
-----------------------------------------------------------------------------------------------------------------------------------
Charges for Additional Riders
7 year Enhanced Death
  Benefit (7yrEDB)                       0.00%         0.20%         0.20%          0.20%        0.00%          0.00%         0.00%
Contract Anniversary Enhanced  )
  Death Benefit (CAEDB)        )
Living Benefit (LB)            )
Earnings Benefit (EB)          }         0.00%         0.00%         0.25%          0.50%        0.25%          0.50%         0.75%
-----------------------------------------------------------------------------------------------------------------------------------
Subtotal Other Separate Account
  Fees                                   0.20%         0.40%         0.65%          0.90%        0.45%          0.70%         0.95%
-----------------------------------------------------------------------------------------------------------------------------------
Total Separate Account
Level Annual Expenses                    1.25%         1.45%         1.70%          1.95%        1.50%          1.75%         2.00%
-----------------------------------------------------------------------------------------------------------------------------------

The next item shows the minimum and maximum total operating expenses charged by the mutual fund companies that you may pay periodically during the time that you own the contract. More detail concerning fees and expenses is contained in the prospectus for each underlying mutual fund.

TOTAL ANNUAL UNDERLYING MUTUAL FUND OPERATING EXPENSES

(expenses that are deducted from the assets of the underlying mutual funds including management fees, distribution [and/or service] (12b-1) fees, and other expenses)

                                                             Minimum     Maximum


  Total Annual Underlying Mutual Fund Operating Expenses
    (before applicable waivers and reimbursements)**          0.40%       1.82%


The fee and expense information regarding the underlying mutual funds was provided by those mutual funds.


**"Total Annual Underlying Mutual Fund Operating Expenses" are expenses for the fiscal year ended December 31, 2003.



------------
4 PROSPECTUS                                                      EXPENSE TABLES
------------

                                Expense Examples

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include the contract owner transaction expenses, contract fees, separate account annual expenses and underlying mutual fund fees and expenses.

The Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume: a) maximum and (b) minimum fees and expenses of any of the underlying mutual funds. Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

Chart 1. Chart 1 below assumes you select the Basic Contract with the Contract Anniversary Enhanced Death Benefit, Living Benefit and Earnings Benefit Riders, which is the most expensive way to purchase the contract. In this example, you surrender your contract at the end of the applicable time period.

                                  Time Periods


       1 year               3 years             5 years          10 years
--------------------------------------------------------------------------------
     (a) $1,136           (a) $1,816          (a) $2,506        (a) $4,479
     (b) $  987           (b) $1,377          (b) $1,790        (b) $3,128


Chart 2. Chart 2 below assumes you select the Basic Contract with the Contract Anniversary Enhanced Death Benefit, Living Benefit and Earnings Benefit Riders, which is the most expensive way to purchase the contract. In this example, you annuitize your contract or you do not surrender your contract at the end of the applicable time period:

                                  Time Periods


       1 year               3 years             5 years          10 years
--------------------------------------------------------------------------------
      (a) $436            (a) $1,316          (a) $2,206        (a) $4,479
      (b) $287            (b) $  877          (b) $1,490        (b) $3,128


Chart 3. Chart 3 below assumes you select the Basic Contract without any Riders, which is the least expensive way to purchase the contract. In this example, you surrender your contract at the end of the applicable time period:

                                  Time Periods


       1 year               3 years             5 years          10 years
--------------------------------------------------------------------------------
     (a) $1,057           (a) $1,586          (a) $2,134        (a) $3,791
     (b) $  908           (b) $1,140          (b) $1,393        (b) $2,331


Chart 4. Chart 4 below assumes you select the Basic Contract without any Riders, which is the least expensive way to purchase the contract. In this example, you annuitize your contract or you do not surrender your contract at the end of the applicable time period:

                                  Time Periods


       1 year               3 years             5 years          10 years
--------------------------------------------------------------------------------
      (a) $357            (a) $1,086          (a) $1,834        (a) $3,791
      (b) $208            (b) $  640          (b) $1,093        (b) $2,331



                                                                    ------------
EXPENSE TABLES                                                      PROSPECTUS 5
                                                                    ------------

--------------------------------------------------------------------------------

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.


The Guardian Insurance & Annuity Company, Inc. (GIAC) is a stock life insurance company incorporated in the state of Delaware in 1970. GIAC, which issues the contracts offered with this prospectus, is licensed to conduct an insurance business in all 50 states of the United States and the District of Columbia. The company had total assets (GAAP basis) of over $10 billion as of December 31, 2003. Its financial statements appear in the Statement of Additional Information.


GIAC's executive office is located at 7 Hanover Square, New York, New York 10004. The mailing address of the GIAC Customer Service Office, which administers these contracts, is P.O. Box 26210, Lehigh Valley, Pennsylvania 18002.


GIAC is wholly owned by The Guardian Life Insurance Company of America (Guardian
Life), a mutual life insurance company organized in the State of New York in 1860. As of December 31, 2003, Guardian Life had total assets (GAAP basis) in excess of $37 billion. Guardian Life does not issue the contracts offered under this prospectus and does not guarantee the benefits they provide.


--------------------------------------------------------------------------------


------------
6 PROSPECTUS                                                      EXPENSE TABLES
------------

--------------------------------------------------------------------------------
BUYING A CONTRACT
--------------------------------------------------------------------------------

THE APPLICATION FORM

If you would like to buy a contract, you must complete and sign the application form. You or your agent then must send it, along with your initial premium payment, by regular U.S. mail to the following address:

The Guardian Insurance & Annuity Company, Inc.
Customer Service Office
P.O. Box 26210
Lehigh Valley, Pennsylvania  18002

If you wish to send your application and payment by certified, registered or express mail, please address it to:

The Guardian Insurance & Annuity Company, Inc.
Customer Service Office
3900 Burgess Place
Bethlehem, Pennsylvania  18017

Our decision to accept or reject your application is based on administrative rules such as whether you have completed the form completely and accurately. We have the right to reject any application or initial premium payment for any reason.

If we accept your application as received, we will credit your net premium payment to your new contract within two business days. If your application is not complete within five business days of our receiving it, we will return it to you along with your payment.

If you are considering purchasing a contract with the proceeds of another annuity or life insurance contract, it may not be advantageous to replace the existing contract by purchasing this contract. A variable annuity is not a short-term investment.

PAYMENTS

We require a minimum initial premium payment of $500. Thereafter, the minimum additional payment is $100. However, if you purchase a contract through an employer payroll deduction plan, we will accept purchase payments below $100. We will not accept an initial premium payment greater than $2,000,000 without prior permission from an authorized officer of GIAC. Without our written consent, total flexible premium payments made in any contract year after the first may not exceed $1,000,000.


                                                                    ------------
BUYING A CONTRACT                                                   PROSPECTUS 7
                                                                    ------------

--------------------------------------------------------------------------------
THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------

Accumulation units
--------------------------------------------------------------------------------
The value of accumulation units will vary as you earn interest in the fixed-rate option or as the value of investments rises and falls in the variable investment options.

HOW WE ALLOCATE YOUR PREMIUM PAYMENTS

After we receive your initial premium payment and issue a contract to you, we will normally credit subsequent net premium payments to your contract on the same day we receive them, provided we receive them prior to the close of our regular business day.

If we receive your payment on a non-business day, or after our close, we will normally credit it on the next business day. If required in your state or municipality, annuity taxes are deducted from your payment before we credit it to your contract. We call the amount remaining after this deduction the net premium payment.

We use your net premium payments to purchase accumulation units in the variable investment options you have chosen or in the fixed-rate option, according to your instructions in the application or as later changed. The prices of accumulation units are set daily because they change along with the share values of the underlying Funds. The amount you pay for each unit will be the next price calculated after we receive and accept your payment.

The value of accumulation units will vary as you earn interest in the fixed-rate option or as the value of investments rises and falls in the variable investment options.

You can change your investment option selections or your percentage allocations by notifying us in writing. We will apply your new instructions to subsequent net premium payments after we receive and accept them. Please remember that you cannot invest in more than 20 variable investment options, or 19 variable investment options and the fixed-rate option, at any given time.

AUTOMATED PURCHASE PAYMENTS

You may elect to participate in our automated payment program by authorizing your bank to deduct money from your checking account to make monthly purchase payments. We will debit your checking account on the 15th of each month or the next business day if the 15th is not a business day. You tell us the amount of the monthly purchase payment and specify the effective date on our authorization form. You may request to participate, change the amount of your purchase payments, change bank accounts or terminate the program at any time prior to the first of the month for your requested transaction to be processed for that month. For IRAs, the maximum monthly purchase payment is 1/12th of your allowable annual contribution.

THE SEPARATE ACCOUNT


GIAC has established a Separate Account, known as Separate Account E, to receive and invest your premium payments in the variable investment options. The Separate Account has 43 investment divisions, corresponding to the 43 Funds available to you. The performance of each division is based on the Fund in which it invests.



------------
8 PROSPECTUS                                                 ACCUMULATION PERIOD
------------

The Separate Account was established by GIAC on September 26, 1996. It is registered as a unit investment trust under the Investment Company Act of 1940 (the 1940 Act) and meets the definition of a separate account under federal securities laws. State insurance law provides that the assets of the Separate Account equal to its reserves and other liabilities are not chargeable with GIAC's obligations except those under annuity contracts issued through the Separate Account. Income, gains and losses of the Separate Account are kept separate from other income, gains or losses of the contract owner.

Each investment division is administered and accounted for as part of the general business of GIAC. Under Delaware law, the income and capital gains or capital losses of each investment division, whether realized or unrealized, are credited to or charged against the assets held in that division according to the terms of each contract, without regard to other income, capital gains or capital losses of the other investment divisions or of GIAC. Contract obligations are GIAC's responsibility. According to Delaware insurance law, the assets of the Separate Account are not chargeable with liabilities arising out of any other business GIAC may conduct. Please see Financial Information: Federal tax matters.

We have the right to make changes to the Separate Account, to the investment divisions within it, and to the Fund shares they hold. We may make these changes for some or all contracts. These changes must be made in a manner that is consistent with laws and regulations. When necessary, we'll use this right to serve your best interests and to carry out the purposes of the contract. Possible changes to the Separate Account and the investment divisions include:

o     deregistering the Separate Account under the 1940 Act,

o operating the Separate Account as a management investment company, or in another permissible form,

o     combining two or more Separate Accounts or investment divisions,

o transferring assets between investment divisions, or into another Separate Account, or into GIAC's general account,

o modifying the contracts where necessary to preserve the favorable tax treatment that owners of variable annuities currently receive under the Internal Revenue Code,

o eliminating the shares of any of the Funds and substituting shares of another appropriate Fund (which may have different fees and expenses or may be available/closed to certain purchasers), and

o adding to or suspending your ability to make allocations or transfers into any variable investment option or the fixed-rate option.


Variable investment options
--------------------------------------------------------------------------------
You may choose to invest in a maximum of 20 of the 43 variable investment options or 19 of the variable investment options and the fixed-rate option at any time.


VARIABLE INVESTMENT OPTIONS


You may choose to invest in a maximum of 20 of the 43 variable investment options or 19 of the variable investment options and the fixed-rate option at any time. Each Fund is an open-end management investment company, registered with the Securities and Exchange Commission under the 1940 Act.


The Funds have different investment objectives which influence their risk and return. The table below summarizes their main characteristics.


                                                                    ------------
ACCUMULATION PERIOD                                                 PROSPECTUS 9
                                                                    ------------

Variable investment options

Fund                                      Investment objectives                          Typical investments
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Stock Fund                   Long-term growth of capital                    U.S. common stocks
------------------------------------------------------------------------------------------------------------------------------------
The Guardian VC 500 Index Fund            Seeks to match the investment                  Common stocks of companies in the S&P
                                          performance of the Standard & Poor's           Index, which emphasizes large U.S.
                                          500 Composite Stock Price Index                companies
                                          (the "S&P Index")
------------------------------------------------------------------------------------------------------------------------------------
The Guardian VC Asset Allocation Fund     Long-term total investment return              Shares of The Guardian VC 500 Index
                                          consistent with moderate investment risk       Fund, The Guardian Stock Fund, The
                                                                                         Guardian Bond Fund and The Guardian
                                                                                         Cash Fund
------------------------------------------------------------------------------------------------------------------------------------
The Guardian VC High Yield Bond Fund      Current income; capital appreciation is        Corporate bonds and other debt
                                          a secondary objective                          securities rated below investment grade
------------------------------------------------------------------------------------------------------------------------------------

The Guardian VC Low                       Seeks a high level of current income           Investment grade debt obligations such as
Duration Bond Fund                        consistent with preservation of capital        corporate bonds, mortgage-backed and
                                                                                         asset-backed securities, and obligations
                                                                                         of the U.S. government and its agencies.

------------------------------------------------------------------------------------------------------------------------------------
The Guardian UBS VC Large Cap             Seeks to maximize total return, consisting     Normally, at least 80% of the value of
Value Fund                                of capital appreciation and current income     the Fund's net assets is equity securities
                                                                                         issued by companies with large market
                                                                                         capitalization at the time of purchase
------------------------------------------------------------------------------------------------------------------------------------
The Guardian UBS VC Small Cap             Seeks to maximize total return, consisting     Normally, at least 80% of the value of
Value Fund                                of capital appreciation and current income     the Fund's net assets is equity securities
                                                                                         issued by companies with small market
                                                                                         capitalization at the time of purchase
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Bond Fund                    Maximum income without undue                   Investment grade debt obligations
                                          risk of principal; capital appreciation
                                          as a secondary objective
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Cash Fund                    High level of current income consistent        Money market instruments
                                          with liquidity and preservation of capital
------------------------------------------------------------------------------------------------------------------------------------

Baillie Gifford International Growth      Long-term capital appreciation                 Common stocks and convertible
Fund                                                                                     securities issued by foreign companies

------------------------------------------------------------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund     Long-term capital appreciation                 Common stocks and convertible securities
                                                                                         of emerging market companies
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund         Long-term growth of capital                    U.S. common stocks of companies with
                                                                                         small market capitalization
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund        Growth of capital                              Common stocks
(Series I)
------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund                Capital growth and income                      Equity securities and equity-related
(Series I)*                                                                              instruments of companies engaged in
                                                                                         the utilities-related industries

------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund       Achieve a high level of current income         Debt securities issued, guaranteed or
(Series I)                                consistent with reasonable concern for         otherwise backed by the U.S. government
                                          safety of principal
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I.Premier Equity Fund (Series I)    Long-term growth of capital; income as a       Equity securities judged to be under-
                                          secondary objective                            valued by the investment adviser
------------------------------------------------------------------------------------------------------------------------------------


* Effective April 30, 2004, pursuant to shareholder approval, the AIM V.I. Global Utilities Fund was merged into the INVESCO VIF-Utilities Fund. As a result of this merger, the AIM V.I. Global Utilities Fund is no longer being offered as a variable investment option under this contract.



-------------
10 PROSPECTUS                                                ACCUMULATION PERIOD
-------------

Variable investment options

Fund                                      Investment objectives                          Typical investments
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Growth & Income         Reasonable current income and                  Dividend-paying common stocks of good
Portfolio                                 reasonable opportunity for appreciation        quality
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Premier Growth          Growth of capital by pursuing aggressive       Equity securities of a limited number of
Portfolio                                 investment policies                            large, carefully selected, high-quality
                                                                                         U.S. companies that are judged likely to
                                                                                         achieve superior earnings growth
------------------------------------------------------------------------------------------------------------------------------------
AlliancePortfolio Technology Portfolio    Growth of capital, and only incidentally       Securities of companies that use tech-
                                          for current income                             nology extensively in the development of
                                                                                         new or improved products or processes
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Value Portfolio         Long-term growth of capital                    Diversified portfolio of equity securities
------------------------------------------------------------------------------------------------------------------------------------
Davis Financial Portfolio                 Long-term growth of capital                    Common stocks of financial companies
------------------------------------------------------------------------------------------------------------------------------------
Davis Real Estate Portfolio               Total return through a combination of          Securities issued by companies that are
                                          growth and income                              "principally engaged" in real estate
------------------------------------------------------------------------------------------------------------------------------------
Davis Value Portfolio                     Long-term growth of capital                    U.S. common stocks of companies with
                                                                                         at least $10 billion market capitalization
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio         Long-term capital appreciation                 U.S. and foreign common stocks of
                                                                                         companies believed to be undervalued
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio      Reasonable income; also considers              Income-producing equity securities
                                          potential for capital appreciation
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities         Capital growth                                 U.S. and foreign common stocks
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio            Long-term growth of capital                    Common stocks with medium market
                                                                                         capitalization, both U.S. and foreign
------------------------------------------------------------------------------------------------------------------------------------
Gabelli Capital Asset Fund                Growth of capital; current income as           U.S. common stocks and convertible
                                          a secondary objective                          securities
------------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Mid Cap Growth Portfolio      Long-term growth of capital                    Equity securities of medium-sized
                                                                                         companies

------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Capital Appreciation          Long-term growth of capital                    Equity securities of companies of any size;
Portfolio                                                                                non-diversified
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio              Long-term growth of capital in a manner        Common stocks of issuers of any size
                                          consistent with preservation of capital
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth              Long-term growth of capital in a manner        Common stocks of foreign and U.S.
Portfolio                                 consistent with preservation of capital        issuers; usually invests in at least five
                                                                                         countries, including the U.S.
------------------------------------------------------------------------------------------------------------------------------------
Jennison Portfolio (Class II Shares)      Long-term growth of capital                    Equity securities of major, established
                                                                                         corporations believed to have above
                                                                                         average growth prospects.
------------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series                Long-term growth of capital                    Common stocks of emerging growth
                                                                                         companies of any size
------------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series                Long-term growth of capital with a             Equity securities issued by U.S. and
                                          secondary objective to seek reasonable         foreign companies
                                          current income
------------------------------------------------------------------------------------------------------------------------------------

MFS New Discovery Series                  To seek capital appreciation                   Equity securities of companies that offer
                                                                                         superior prospects for growth, both U.S.
                                                                                         and foreign

------------------------------------------------------------------------------------------------------------------------------------


                                                                   -------------
ACCUMULATION PERIOD                                                PROSPECTUS 11
                                                                   -------------

Variable investment options

Fund                                      Investment objectives                          Typical investments
------------------------------------------------------------------------------------------------------------------------------------
MFS Research Series                       Long-term growth of capital and future         Equity securities of companies believed to
                                          income                                         possess better than average prospects for
                                                                                         long-term growth
------------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series                   Above average income consistent with           Broad list of securities, including a
                                          prudent employment of capital; as a            combination of equity and fixed-income,
                                          secondary objective, to provide reasonable     both U.S. and foreign
                                          opportunity for growth of capital and
                                          income
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund          Long-term capital growth                       At least 65% of its total assets in the
                                                                                         equity securities of companies that are
                                                                                         located anywhere in the world, including
                                                                                         those in the U.S. and emerging markets.
------------------------------------------------------------------------------------------------------------------------------------
Value Line Centurion Fund                 Long-term growth of capital                    U.S. common stocks with selections
                                                                                         based on rankings of the Value Line
                                                                                         Ranking System
------------------------------------------------------------------------------------------------------------------------------------
Value Line Strategic Asset                High total investment return                   U.S. common stocks with selections based
Management Trust                                                                         on rankings of the Value Line Ranking
                                                                                         System, bonds and money market
                                                                                         instruments
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust          Long-term growth of capital and                Income-producing equity securities,
Growth and Income Portfolio               income                                         including common stocks and convertible
(Class IIshares)                                                                         securities, although investments are also
                                                                                         made in non-convertible preferred stocks
                                                                                         and debt securities.
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust          Seeks to provide investors with high           Debt securities issued by or guaranteed
Government Portfolio                      current return consistent with                 by the U.S. government, its agencies or its
(Class II shares)                         preservation of capital                        instrumentalities.
------------------------------------------------------------------------------------------------------------------------------------

Some of these Funds may not be available in your state.

Some Funds have similar investment objectives and policies to other funds managed by the same adviser. The Funds may also have the same or similar names to mutual funds available directly to the public on a retail basis. The Funds are not the same funds as the publicly available funds. As a result, the investment returns of the Funds may be higher or lower than these similar funds managed by the same adviser. There is no assurance, and we make no representation, that the performance of any Fund will be comparable to the performance of any other fund.

Some of these Funds are available under other separate accounts supporting variable annuity contracts and variable life insurance policies of GIAC and other companies. We do not anticipate any inherent conflicts with these arrangements. However, it is possible that conflicts of interest may arise in connection with the use of the same Funds under both variable life insurance policies and variable annuity contracts, or issued by different companies. While the Board of Directors of each Fund monitors activities in an effort to avoid or correct any material irreconcilable conflicts of interest arising out of this arrangement, we may also take actions to protect the interests of our contract owners. See the accompanying Fund prospectuses for more information about possible conflicts of interest.


-------------
12 PROSPECTUS                                                ACCUMULATION PERIOD
-------------

Investment advisers (or their affiliates) pay us compensation for administration, distribution or other expenses. Currently, these advisers include Value Line, Inc., MFS Investment Management, A I M Advisors, Inc., Janus Capital Management LLC, Fidelity Management & Research Company, Davis Selected Advisers, LP, Gabelli Funds, LLC, Prudential Investments, Alliance Capital Management LP, Van Kampen Asset Management Inc., and Templeton Global Advisers Limited. This compensation ranges from .15% to .25% of the average daily net assets that are invested in the variable investment options available through the Separate Account. We also receive 12b-1 fees from some Funds. Currently, the amount of 12b-1 fees ranges from .08% to .40%.


The Funds' investment advisers and their principal business addresses are shown in the table below.

Before investing
--------------------------------------------------------------------------------
Please read the accompanying Fund prospectuses carefully. They contain important information on the investment objectives, policies, charges and expenses of the Funds.

Investment adviser

                                             Investment adviser
Fund                                         and principal business address
--------------------------------------------------------------------------------------------

The Guardian Stock Fund                      Guardian Investor Services LLC
The Guardian Small Cap Stock Fund            7 Hanover Square
The Guardian Bond Fund                       New York, New York  10004
The Guardian Cash Fund
The Guardian VC 500 Index Fund
The Guardian VC Asset Allocation Fund
The Guardian VC High Yield Bond Fund
The Guardian VC Low Duration Bond Fund

--------------------------------------------------------------------------------------------
The Guardian UBS VC Large Cap                Guardian Investor Services LLC (Adviser)
  Value Fund                                 7 Hanover Square
The Guardian UBS VC Small Cap Value          New York, New York 10004
  Fund
                                             UBS Global Asset Management
                                             (Americas) Inc. (Sub-adviser)
                                             One North Wacker Drive
                                             Chicago, Illinois 60606
--------------------------------------------------------------------------------------------

Baillie Gifford International Growth Fund    Guardian Baillie Gifford Limited (Adviser)
Baillie Gifford Emerging                     Baillie Gifford Overseas Limited (Sub-adviser)
  Markets Fund                               Calton Square
                                             1 Greenside Row
                                             Edinburgh, EH1 3AN  Scotland
--------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund           A I M Advisors, Inc.
INVESCO VIF-Utilities Fund                   11 Greenway Plaza -- Suite 100
AIM V.I. Government Securities Fund          Houston, Texas 77046-1173
AIM V.I.Premier Equity Fund

--------------------------------------------------------------------------------------------
AllianceBernstein Value Portfolio            Alliance Capital Management LP
AllianceBernstein Growth &                   1345 Avenue of the Americas
Income Portfolio                             New York, New York 10105
AllianceBernstein Premier Growth
Portfolio
AllianceBernstein Technology Portfolio
--------------------------------------------------------------------------------------------
Davis Financial Portfolio                    Davis Selected Advisers, LP
Davis Real Estate Portfolio                  2949 East Elvira Road
Davis Value Portfolio                        Suite 101
                                             Tucson, Arizona 85706
--------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio            Fidelity Management & Research Company
Fidelity VIP Equity-Income Portfolio         82 Devonshire Street
Fidelity VIP Growth Opportunities            Boston, Massachusetts 02109
  Portfolio
Fidelity VIP Mid Cap Portfolio

--------------------------------------------------------------------------------------------
Gabelli Capital Asset Fund                   Gabelli Funds, LLC
                                             One Corporate Center
                                             Rye, New York  10580-1422
--------------------------------------------------------------------------------------------


                                                                   -------------
ACCUMULATION PERIOD                                                PROSPECTUS 13
                                                                   -------------

Investment advisers

                                             Investment adviser
Fund                                         and principal business address
--------------------------------------------------------------------------------------------

Janus Aspen Mid Cap Growth Portfolio         Janus Capital Management LLC
Janus Aspen Capital Appreciation Portfolio   151 Detroit Street
Janus Aspen Growth Portfolio                 Denver, Colorado  80206-4928
Janus Aspen Worldwide Growth Portfolio

--------------------------------------------------------------------------------------------
Jennison Portfolio                           Prudential Investments
                                             100 Mulberry Street
                                             Gateway Center 3
                                             Newark, New Jersey 07102
--------------------------------------------------------------------------------------------
MFS Investors Trust Series                   MFS Investment Management(R)
MFS Emerging Growth Series                   500 Boylston Street
MFS New Discovery Series                     Boston, Massachusetts 02116
MFS Research Series
MFS Total Return Series
--------------------------------------------------------------------------------------------

Templeton Growth Securities Fund             Templeton Global Advisers Limited
                                             (Adviser)
                                             Lyford Cay
                                             Nassau, Bahamas

                                             Templeton Asset Management Limited
                                             (Sub-adviser)
                                             #7 Temasek Boulevard
                                             #38-3 Suntec Tower One
                                             Singapore 038987

--------------------------------------------------------------------------------------------
Value Line Centurion Fund                    Value Line, Inc.
Value Line Strategic Asset                   220 East 42nd Street
  Management Trust                           New York, New York  10017
--------------------------------------------------------------------------------------------

Van Kampen Life Investment Trust             Van Kampen Asset Management Inc.
  Growth and Income Portfolio                1221 Avenue of the Americas
Van Kampen Life Investment Trust             New York, New York 10020
  Government Portfolio

--------------------------------------------------------------------------------------------


-------------
14 PROSPECTUS                                                ACCUMULATION PERIOD
-------------

Fixed-rate option
--------------------------------------------------------------------------------
In the fixed-rate option, we guarantee that the net premium payments you invest will earn daily interest at a minimum annual rate of 3%.

--------------------------------------------------------------------------------

When you buy a contract, please note:

o     You can choose up to 20 investment options at any one time.

o If you select the fixed-rate option, you are limited to an additional 19 variable options.

o There are no initial sales charges on the premium payments that you allocate to the variable investment options.

o All of the dividends and capital gains distributions that are payable to variable investment options are reinvested in shares of the applicable Fund at the current net asset value.

o When the annuity period of the contract begins, we will apply your accumulation value to a payment option in order to make annuity payments to you.

o You can arrange to transfer your investments among the options or change your future allocations by notifying us in writing or by telephone. Currently, there is no fee for this, but we reserve the right to charge a fee, to limit the number of transactions or otherwise restrict transaction privileges.

o     You can change beneficiaries as long as the annuitant is living.

--------------------------------------------------------------------------------

FIXED-RATE OPTION

The fixed-rate option is not registered under the Securities Act of 1933 or as an investment company under the 1940 Act, and is therefore not subject to the provisions or restrictions of these Acts. However, the following disclosure about the fixed-rate option may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of statements not in prospectuses. The fixed-rate option may not be available for allocation in all states in which the contracts are available. We reserve the right to suspend, discontinue or otherwise restrict the availability of the fixed-rate option for payments under new or existing contracts.

In the fixed-rate option, we guarantee that the net premium payments you invest will earn daily interest at a minimum annual rate of 3%. You can allocate all of your net premium payments to this option, or you may choose it as one of your investment selections. The value of your net premiums invested in the fixed-rate option does not vary with the investment experience of any Fund. The money that you put into your fixed-rate option becomes part of GIAC's general assets.

At certain times we may choose to pay interest at a rate higher than 3%, but we aren't obliged to do so. Higher interest rates are determined at our discretion, and we can change them prospectively without notice. We don't use a specific formula to determine interest rates; rather we consider such factors as general economic trends, current rates of return on our general account investments, regulatory and tax requirements, and competitive factors. The rate of interest we pay hasn't been limited by our Board of Directors.

Here are some of the important conditions that apply when we pay interest on your investments in the fixed-rate option:

o The initial interest rate that we credit to your premiums or transfers will be whatever rate is in effect on the date the amounts are allocated to the fixed-rate option.

o This interest rate will continue until the next contract anniversary date (unless you have elected Dollar Cost Averaging from the fixed-rate option over a shorter period of time).

o At that time, all payments and transfers allocated to the fixed-rate option during the previous year, together with interest earned, will be credited with the rate of interest in effect on the renewal date, known as the renewal rate.

o The renewal rate will be guaranteed until the next contract anniversary date.


                                                                   -------------
ACCUMULATION PERIOD                                                PROSPECTUS 15
                                                                   -------------

If your state's insurance department permits, your contract may have what's known as a bailout rate. If the renewal rate set on any contract anniversary date is less than the bailout rate, you can withdraw all or part of the money you have invested for at least one year in the fixed-rate option from the contract without incurring a deferred sales charge. We must receive your written request in good order for such a withdrawal at our customer service office within 60 days after the contract anniversary.

Transfers
--------------------------------------------------------------------------------
You can transfer money among variable investment options both before and after the date annuity payments begin. You can also transfer to and from the fixed-rate option, but only before the date annuity payments begin.

TRANSFERS

You can transfer money among variable investment options or change your future percentage allocations to options both before and after the date annuity payments begin. You can also transfer to and from the fixed-rate option, but only before the date annuity payments begin. Transfers are subject to certain conditions, which are described below.

If you are considering a transfer or change in your allocations, be sure to look into each option carefully and make sure your decisions will help you to achieve your long-term investment goals.

During the accumulation period and up to 30 days before the date annuity payments are scheduled to begin, you can transfer all or part of your accumulation value among the contract options. These transfers are subject to the following rules:

o We permit transfers from the fixed-rate option to any variable investment option only once each contract year, during the 30 days beginning on the contract anniversary date. There is an exception for the dollar cost averaging feature: amounts that have been in the fixed-rate option longest will be transferred out first. The maximum yearly transfer from the fixed-rate option is the greater of the following:

      - 33 1/3% of the amount in the fixed-rate option on the applicable contract anniversary date, or

      -     $10,000, or

      - the total dollar amount transferred from the fixed-rate option in the previous contract year multiplied by 1.15.

o Each transfer involving the variable investment options will be based on the accumulation unit value that is next calculated after we have received proper transfer instructions from you.


We will implement a transfer or changes to your allocations upon receiving your written, telephone or electronic instructions in good order. If we receive your transfer request on a business day before 4:00 p.m. New York City time, you will receive that day's unit values. Your telephone transfer instructions will be considered received before 4:00 p.m. if the telephone call is completed no later than 4:00 p.m.


Currently, we do not limit the number of transfers you may make. However, the contract is not designed for market timing activity such as frequent transfers or rebalancing activity. We may limit your right to make transfers or allocation changes if we determine that your transfers


-------------
16 PROSPECTUS                                                ACCUMULATION PERIOD
-------------

--------------------------------------------------------------------------------
Personal security

When you call us, we will require identification of your contract as well as your personal security code. We may accept transfer or changes to future allocation instructions from anyone who can provide us with this information. Neither GIAC, Guardian Investor Services LLC, nor the Funds will be liable for any loss, damage, cost or expense resulting from a telephone or electronic request we reasonably believe to be genuine. As a result, you assume the risk of unauthorized or fraudulent telephone or electronic transactions. We may record telephone conversations without disclosure to the caller. See Telephonic and Electronic Services.

--------------------------------------------------------------------------------


would have an adverse effect on other contract owners. We make the determination by monitoring trading activity among the variable investment options based upon established parameters that are applied consistently. If your trading activity violates these parameters, we will apply restrictions that we reasonably believe will prevent any disadvantage to other contract owners. We will not grant waivers to any contract owners who violate these parameters. Restrictions may be imposed without prior notice and may include without limitation:


o     limiting the frequency of transfers to not more than once every 30 days;

o     imposing a fee of up to $25 per transfer;

o requiring you to make your transfer requests through the U.S. Postal Service or otherwise restricting electronic or telephonic transaction privileges;

o refusing to act on instructions of an agent acting under a power of attorney on your behalf;

o refusing or otherwise restricting any transaction request we believe alone or with a group of transaction requests may have a detrimental effect on the Separate Account or the underlying Funds, or we are informed by any of the Funds that the purchase or redemption of shares would have a detrimental effect on the applicable Funds.

After the date annuity payments begin, if you have a variable annuity option you can transfer all or part of the value of your annuity among the variable investment options only once each calendar year. No fixed-rate option transfers are permitted.

Surrenders and partial withdrawals
--------------------------------------------------------------------------------
Surrenders and partial withdrawals are subject to tax, and may be subject to penalty taxes and mandatory federal income tax withholding.

SURRENDERS AND PARTIAL WITHDRAWALS

During the accumulation period and while the annuitant and all contract owners are living, you can redeem your contract in whole. This is known as surrendering the contract. If you redeem part of the contract, it's called a partial withdrawal. During the annuity period, unless you selected variable annuity payout Option V-4, Variable Annuity Payments to age 100, we will not accept requests for surrenders or partial withdrawals after the date annuity payments begin. See Variable Annuity Payout Options.

Your request for surrenders and partial withdrawals must be received in good order. If you wish to surrender your contract, you must send us the contract or we will not process the request. If you have lost the contract, we will require an acceptable affidavit of loss.

To process a partial withdrawal, we will redeem enough accumulation units to equal the dollar value of your request. When you surrender your contract, we redeem all the units. For both transactions we use the unit value next calculated after we receive a proper request from you. We will deduct any applicable contract charges, deferred sales charges and annuity taxes from the proceeds of a surrender. In the case of a partial withdrawal,


                                                                   -------------
ACCUMULATION PERIOD                                                PROSPECTUS 17
                                                                   -------------

--------------------------------------------------------------------------------

Special restrictions

There are special restrictions on withdrawals from contracts issued in connection with Section 403(b) qualified plans. Please see Financial information: Federal tax matters for details about how withdrawals can be made from these contracts.

--------------------------------------------------------------------------------

we will cash additional units to cover these charges. If you have less than $500 left in your contract after a partial withdrawal, we have the right to cancel the contract and pay you the balance of the proceeds. This is called an involuntary surrender, and it may be subject to any applicable contract charges, deferred sales charges and annuity taxes. Please see Financial information:
Federal tax matters.

Surrenders and partial withdrawals are subject to tax, and may be subject to penalty taxes and mandatory federal income tax withholding. You are allowed to make an annual withdrawal from the contract without paying a deferred sales charge in the following circumstances:

o If, on the date of withdrawal, the accumulation value is greater than the total of the net premium payments that you have made (and not withdrawn), you may withdraw the excess, or if greater,

o You may withdraw 10% of the total premium payments you have made, minus the total of all the withdrawals you already made during that contract year.

You may request a schedule of systematic partial withdrawals of a certain dollar amount. Under such a program, you may select to receive withdrawal proceeds on a monthly, quarterly, semi-annual or annual basis. Redemptions from the contract will be effective on the 21st of the month or the next following business day preceding the payment date. Withdrawals under this program are not the same as annuity payments you would receive from a payout option. Your contract value will be reduced by the amount of any withdrawals, applicable contract charges, deferred sales charges and annuity taxes.

Such systematic withdrawals may be used to satisfy special tax rules related to substantially equal periodic payments or other needs you may have. We are not responsible for the accuracy of the calculations for distributed amounts or compliance with tax provisions. Please see Financial Information: Federal tax matters.

Unless you are making a withdrawal directly from the fixed-rate option in accordance with the bailout provisions, we will cash accumulation units in the following order:

--------------------------------------------------------------------------------

Assigning contract interests

If the contract is part of a corporate retirement plan or an individual plan under sections 401(a), 403(b) or 408 of the Internal Revenue Code, the contract owner's interest in the contract cannot be assigned, unless the contract owner is not the annuitant or the annuitant's employer. Assigned contract interests may be treated as a taxable distribution to the contract owner. See Federal tax matters for more information.

--------------------------------------------------------------------------------

o all variable accumulation units attributable to the investment divisions; this will be done on a pro-rata basis unless you instruct us differently, then

o     all fixed accumulation units attributable to the fixed-rate option.

We will send you your payment within seven days of receiving a request from you in good order. Please see the margin note Payments later in this section.

If you have a question about surrenders or withdrawals, please call us toll free at 1-800-221-3253.


-------------
18 PROSPECTUS                                                ACCUMULATION PERIOD
-------------

MANAGING YOUR ANNUITY

You may wish to take advantage of one of the programs we offer to help you build a stronger annuity. These include dollar cost averaging and portfolio rebalancing.

There is no fee for dollar cost averaging or portfolio rebalancing, but we have the right to introduce one. We also have the right to modify or discontinue either program. We'll give you written notice if we do so. Transfers under either program do not count against any free transfers permitted under the contract.

You may terminate either program at anytime. However, money in the fixed-rate option will be subject to transfer restrictions which apply to the fixed-rate option. See Transfers for limitions on such transfers.

Programs to build your annuity
--------------------------------------------------------------------------------
You may wish to take advantage of one of the programs we offer to help you build a stronger annuity. These include dollar cost averaging and portfolio rebalancing.

Dollar Cost Averaging Programs

You can transfer specific amounts of money from one investment option to another on a monthly basis, as opposed to investing the total amount at one time. This approach may help lower your average dollar cost of investing over time. However, there is no guarantee that dollar cost averaging will result in profits or prevent losses.

If you wish to take advantage of this program, you must designate a dollar amount to be transferred automatically out of either The Guardian Cash Fund investment division or the fixed-rate option, but not from both. The money can go into one or more of the other variable investment options or the fixed-rate option. The rule still applies that you can invest in a maximum of only 20 options at one time (this includes the required Guardian Cash Fund or fixed-rate option).

You can begin dollar cost averaging when you buy your contract or at any time afterwards, until annuity payments begin, by completing the dollar cost averaging election form and returning it to us. We must receive it in good order at least three business days before the monthly anniversary date of when you wish the transfers to begin.

--------------------------------------------------------------------------------

Reports

At least twice each year, we send a report to each contract owner that contains financial information about the underlying Funds, according to applicable laws, rules and regulations. In addition, at least once each year, we send a statement to each contract owner that reports the number of accumulation units and their value under the contract.

If several members of the same household each own a contract, we may send only one such report or prospectus to that address, unless you instruct us otherwise.

You may receive additional copies by calling or writing our Customer Service Office.

--------------------------------------------------------------------------------

You may select dollar cost averaging from The Guardian Cash Fund investment division for periods of 12, 24 or 36 months. Dollar cost averaging from the fixed-rate option may be selected for a period of 36 months. Your total accumulation value at the time must be at least $10,000 for transfers over a 12-month period, and $20,000 for transfers over a 24 to 36 month period. Transfers will be made in the amounts you designate and must be at least $100 per receiving investment option.

Additionally, we may offer programs that provide special rates of interest when you elect dollar cost averaging for specific periods for the amount


                                                                   -------------
ACCUMULATION PERIOD                                                PROSPECTUS 19
                                                                   -------------
contributed to the fixed-rate option at the time your contract is issued. However, because your balance will be decreasing as money is transferred out of the fixed-rate option, the actual interest rate paid through these programs will be less than the stated rate of interest. Currently, we are offering special six transfer and twelve transfer programs if you allocate $5,000 or more to the fixed-rate option at the time your contract is issued. Any later allocations to the fixed-rate option will not receive the special interest rate and will receive our standard rate available. These programs are not offered in certain states. The first transfer occurs on the issue date of the contract. The remaining transfers occur on each monthly contract anniversary until the programs conclusion. The last transfer consists only of the accumulated interest. If you terminate a special interest rate program, the money remaining in the fixed-rate option will revert to earning the standard interest rate.

Portfolio Rebalancing

Over time, you may find that the investment performance of certain Funds results in a shift in your holdings beyond the percentage you originally allocated. If this occurs, you may wish to use our portfolio rebalancing program to maintain a desired asset allocation mix. If you choose, we will automatically transfer amounts among your variable investment options to return them to the designated percentages. We will process these transfers quarterly. To participate in this program you must have an accumulation value of at least $10,000.

Payments

For all transactions, we can delay payment if the contract is being contested. We may postpone any calculation or payment from the variable investment options if:

o the New York Stock Exchange is closed for trading or trading has been suspended, or

o the Securities and Exchange Commission restricts trading or determines that a state of emergency exists which may make payment or transfer impracticable.


-------------
20 PROSPECTUS                                                ACCUMULATION PERIOD
-------------

--------------------------------------------------------------------------------
THE ANNUITY PERIOD
--------------------------------------------------------------------------------

WHEN ANNUITY PAYMENTS BEGIN

You choose the month and year in which we will begin paying annuity benefits. The first payment is made on the first day of the month. The date you choose can't be later than the annuitant's 90th birthday, unless we have agreed. Please note that this date may be determined by the retirement plan under which your annuity contract was issued.

HOW YOUR ANNUITY PAYMENTS ARE CALCULATED


You can choose an annuitization option and select either variable or fixed payments or a combination of variable and fixed payments, if available under that option. We use the following information to determine the annuity purchase rate when applying your accumulation value to an annuity payout option:


o the table in your contract reflecting the gender and nearest age of the annuitant,

o     the annuity payout option you choose, and

o the investment returns of the variable investment options you choose, if you choose a variable payment option.

Certain guaranteed annuity purchase rates appear in a table in your contract. Currently, we are using annuity purchase rates that are more favorable to you than those in your contract. We may change these rates from time to time but the rate will never be less favorable to you than those guaranteed in your contract. The appropriate annuity purchase rate is then used to calculate the number of annuity units attributable to your selected investment options. You will be credited with these annuity units based on the amount applied to the payout option (your accumulation value less any applicable annuity taxes) on the processing date for your first annuity payment. The number of annuity units credited to you is fixed for the duration of the annuity period unless you reallocate among the investment options, take a partial withdrawal from Option V-4, or switch from Option V-4 to Option V-1. Each of your variable annuity payments is determined by multiplying the number of annuity units for each investment option by the annuity unit value for the appropriate investment option on the payment processing date. Your annuity payment will be the sum of these amounts.

The number and amount of your annuity payments won't be affected by the longevity of annuitants as a group. Nor will they be affected by an increase in our expenses over the amount we have charged in your contract.

We will make annuity payments once a month, except as follows:

o     Proceeds of less than $2,000 will be delivered in a single payment.

o We may change the schedule of installment payments to avoid payments of less than $20.


                                                                   -------------
ANNUITY PERIOD                                                     PROSPECTUS 21
                                                                   -------------

The assumed investment return is a critical assumption for calculating variable annuity payments. For Options V-1, V-2 and V-3, the first variable payment will be based on the assumed investment return of 4%. For Option V-4, you may choose an assumed investment return of 0%, 3 1/2%, or 5%, if allowed by applicable law or regulation, before we start making payments to you. If no choice is made under Option V-4, 3 1/2% will be used as the assumed investment return.

The greater the assumed investment return selected, the greater your initial annuity payment will be. A higher assumed investment return may result in a smaller potential growth in annuity payments. Conversely, a lower assumed investment return results in a lower initial annuity payment, but future annuity payments have the potential to be greater. The first variable payment will be based on the assumed investment return. Subsequent variable payments will fluctuate based on the performance of the variable investment options you have chosen as compared to the assumed investment return. For each such subsequent variable payment:

o If the actual net annual return on investment equals the assumed investment return, the amount of your variable annuity payments will not change.

o If the actual net annual return on investment is greater than the assumed investment return, the amount of your variable annuity payments will increase.

o If the actual net annual return on investment is less than the assumed investment return, the amount of your variable annuity payments will decrease.

The interest rate used to compute the present value of any remaining unpaid payments will be the assumed investment return.

Variable annuity
payout options
--------------------------------------------------------------------------------
o     OPTION V-1

      Life Annuity without Guaranteed Period

o     OPTION V-2


      Life Annuity with Guaranteed Period


o     OPTION V-3

      Joint and Survivor Annuity

o     OPTION V-4

    Variable Annuity Payments To Age 100

VARIABLE ANNUITY PAYOUT OPTIONS

The payout options currently offered are discussed below. You can choose to have annuity payments made under any one or a combination of the variable or fixed-rate annuity payout options that are available. You can make your choice at any time before your annuity payments begin. At any time, we may discontinue any of these options or make additional options available.

All variable annuity payout options are designated with the letter "V." After the first payment, the amount of variable annuity payments will increase or decrease to reflect the value of your variable annuity units. The value of the units will reflect the performance of the variable investment options chosen. This is why the amount of each payment will vary.


There are a variety of payout options for you to choose from that we've described below. If you do not make a choice, we will automatically select Option V-2 with a 120-month guarantee period. You may change options if you wish, provided you do so before we begin processing your first annuity payment.



-------------
22 PROSPECTUS                                                     ANNUITY PERIOD
-------------

OPTION V-1 - Life Annuity without Guaranteed Period

We make payments during the annuitant's lifetime, ending with the payment preceding the annuitant's death. This option allows for the maximum variable payment because there is neither a guaranteed minimum number of payments nor a provision for a death benefit for beneficiaries. It is possible that we may only make one payment under this option, if the annuitant dies before the date of the second payment.

OPTION V-2 - Life Annuity with 10-Year Guaranteed Period

We make payments during the annuitant's lifetime, but if the annuitant dies before 10 years' worth of payments (120) are made, the remaining payments will be made to the beneficiary. The beneficiary can then choose to take all or part of the remaining payments in a lump sum at their current dollar value. If the beneficiary dies while receiving the payments, the balance will be paid in one sum at its current dollar value to the beneficiary's estate.

OPTION V-3 - Joint and Survivor Annuity

We make payments during the joint lifetimes of the annuitant and a designated second person, the joint annuitant. If one dies, payments will continue during the survivor's lifetime, but the amount of each payment will be based on two-thirds of the number of annuity units when both parties were alive. It is possible that only one annuity payment will be made if both the annuitant and joint annuitant die before the date of the second payment.

OPTION V-4 - Variable Annuity Payments to Age 100

We make a payment once a month for a whole number of years. The number of years will equal 100 minus the annuitant's age when annuity payments begin. If the annuitant dies before age 100, we will pay the balance of the payments to the beneficiary for the remainder of that period, unless the beneficiary elects to be paid the present value of the remaining annuity payments in a lump sum. If the beneficiary dies while receiving such payments, we will pay the present value of the remaining payments to the beneficiary's estate. Under this option, the payee has the right to change to Option V-1, the Life Annuity without Guaranteed Period.

Under Option V-4, the payee has the right to withdraw all or a portion of the present value of the remaining payments. If you request a partial withdrawal, we will liquidate annuity units in the amount necessary to meet the amount of your request. As a result, you will have fewer remaining annuity units which will lower the amount of money you receive in future income payments and the value of your remaining future payments will decrease. The following conditions apply to partial withdrawals.

o     The payee may not withdraw less than $500.

o One partial withdrawal is permitted each quarter without charge (other than any applicable deferred sales charge) and additional withdrawals are permitted at a charge not to exceed the lesser of $25 or 2% of the amount withdrawn.


                                                                   -------------
ANNUITY PERIOD                                                     PROSPECTUS 23
                                                                   -------------

o After giving effect to the withdrawal, the present value of the remaining payments must be at least $2,000, and the remaining monthly payment must be at least $20 (or $60 quarterly, $120 semi-annually, or $240 annually).

If your partial withdrawal request does not meet the third condition, we will contact you within five business days for instructions. If we cannot reach you, we will pay you the present value of the remaining payments and cancel your contract. This surrender is subject to any applicable contract charges and deferred sales charges, and may have tax consequences.

In a recent ruling, the Internal Revenue Service (IRS) concluded that a partial withdrawal on or after the annuity commencement date is ordinary income subject to tax up to an amount equal to any excess of the cash value (determined without surrender charges) immediately before the withdrawal over the owner's investment in the contract at the time (i.e., on an income first basis).In prior rulings, the IRS had concluded that the entire amount received as a partial withdrawal on or after the annuity commencement date from a non-qualified contract was to be taxed as ordinary income (i.e., on an all taxable basis). GIAC currently intends to report amounts received as partial withdrawals pursuant to the income first basis as set forth in the IRS's most recent ruling. Given the uncertainty in this area, you should consult a tax advisor regarding the tax consequences to you of a partial withdrawal under Option V-4. Other rules may apply to partial withdrawals from qualified contracts that elect Option V-4.

Surrender or partial withdrawal during the annuity period will not trigger a new deferred sales charge; however, if we waived the deferred sales charge when the contract proceeds were applied to the payout option, the amount withdrawn will be reduced by a portion of the charge that was waived. The reduction in the amount withdrawn will be the amount obtained by multiplying (a) by the result of
(b) divided by (c) multiplied by (d) where:

a)    is the deferred sales charge that was waived:

b) is the number of whole months of any remaining unpaid payments until the date when the deferred sales charge would have been zero;

c) is the number of whole months remaining when the contract proceeds were applied to the payout option until the date when the deferred sales charge would have been zero; and

d) is the amount of the present value of payments withdrawn divided by the total present value of the variable payments.

The interest rate used to compute the present value of any remaining unpaid payments will be the assumed investment return.

We are seeking regulatory approval for this feature and will offer it in those jurisdictions where we have received such approval. Terms and conditions may differ between jurisdictions when the feature is approved.


-------------
24 PROSPECTUS                                                     ANNUITY PERIOD
-------------

Fixed-rate annuity payout options
--------------------------------------------------------------------------------
o     OPTION F-1

      Life Annuity without Guaranteed Period

o     OPTION F-2


      Life Annuity with Guaranteed Period


o     OPTION F-3

      Joint and Survivor Annuity

FIXED-RATE ANNUITY PAYOUT OPTIONS

All Fixed Annuity Payout Options are designated by the letter "F."

OPTION F-1 - Life Annuity without Guaranteed Period

We make fixed payments during the annuitant's lifetime, ending with the payment preceding the annuitant's death. This option offers the maximum fixed payment because there is neither a guaranteed minimum number of fixed payments nor a provision for a death benefit for beneficiaries. It is possible we may only make one payment under this option, if the annuitant dies before the date of the second payment.

OPTION F-2 - Life Annuity with 10-Year Guaranteed Period

We make fixed payments during the annuitant's lifetime, but if the annuitant dies before 10 years' worth of payments (120) are made, the remaining payments will be made to the beneficiary. The beneficiary can then choose to take all or part of the remaining payments in a lump sum at their current dollar value. If the beneficiary dies while receiving the payments, the balance will be paid in one sum at its current dollar value to the beneficiary's estate.

OPTION F-3 - Joint and Survivor Annuity

We make fixed payments during the joint lifetimes of the annuitant and a designated second person, the joint annuitant. If one dies, payments will continue during the survivor's lifetime, but the amount of the payment will be based on two-thirds of the number of annuity units when both parties were alive. It is possible that only one annuity payment will be made if both the annuitant and joint annuitant die before the date of the second payment.


                                                                   -------------
ANNUITY PERIOD                                                     PROSPECTUS 25
                                                                   -------------

--------------------------------------------------------------------------------
OTHER CONTRACT FEATURES
--------------------------------------------------------------------------------

Death benefits
--------------------------------------------------------------------------------
If the annuitant you have named dies before the date annuity payments begin, we pay a death benefit. In addition, you have the option of choosing among several enhanced death benefit riders which may provide a higher death benefit.

DEATH BENEFITS

If the annuitant you have named dies before the date annuity payments begin, we pay a death benefit. In addition, you have the option of buying an enhanced death benefit rider and/or an earnings benefit rider which may provide higher death benefits.

The regular death benefit is the greater of:

o the accumulation value of the contract at the end of the valuation period during which we receive proof of death, minus any annuity taxes; or

o the total of all premiums paid, minus any partial withdrawals, any deferred sales charges previously paid on any withdrawals and annuity taxes.

For annuitants aged 75 or older on the contract's issue date, the death benefit will be the accumulation value at the end of the valuation period during which we receive proof of death, minus any annuity taxes.

We normally pay the death benefit within seven days of receiving in good order proof of death. However, we have the right to defer the payment of other contract benefits under certain circumstances. These are described under Surrenders and partial withdrawals.

If the annuitant is not the contract owner and dies on or before the date that annuity payments begin, we will pay the death benefits to the beneficiary. If the beneficiary has also died, we will pay the benefits to the contingent beneficiary. If a contingent beneficiary hasn't been named, then we will pay the benefits to you, the contract owner. However, if you are no longer living, we will pay the benefits to your estate.

If you are both the annuitant and the owner of the contract, and you die before the date annuity payments begin, we will pay the death benefit to your beneficiary, as described above. However, we must distribute your interest according to the Special requirements outlined below. In this situation, your beneficiary will become the new owner of the contract.

We will pay the death benefit in a lump sum unless:

o You have chosen a different annuity payout option for the death benefit. We must receive notification of your choice at least three business days before we pay out the proceeds.

o You, the contract owner, have not chosen a payout option and the beneficiary has. Again, we must receive the beneficiary's request at least three business days before we pay out the proceeds, and within a year of the annuitant's death.


If the death benefit proceeds will not be paid in one lump sum and the death benefit proceeds exceed the accumulation value of the contract as of the end of the valuation period during which we received proof of death in good order, GIAC will credit to the contract an amount equal to



-------------
26 PROSPECTUS                                            OTHER CONTRACT FEATURES
-------------
the difference between the death benefit proceeds and the accumulaton value of the contract. Such amount will be credited to The Guardian Cash Fund investment option.


--------------------------------------------------------------------------------

Primary annuitant

Please note that the primary annuitant is determined in accordance with Section 72(s) of the Internal Revenue Code, which states that he or she is the person the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the contract.

--------------------------------------------------------------------------------


If you are a contract owner but not the annuitant, and you die before the date annuity payments begin, then any joint contract owner will become the new owner of the contract. If you haven't named a joint contract owner, then your beneficiary will become the new owner of the contract. In the event of any contract owner's death, we must distribute all of the owner's interest in the contract according to the Special requirements outlined below.


Generally, your beneficiaries will be taxed on the gain in your annuity contract. Consult your tax adviser about the estate tax and income tax consequences of your particular situation.

Special requirements

If a contract owner dies, the following rules apply.

If the beneficiary (or the sole surviving joint contract owner) is not your spouse, and you die before the date annuity payments begin, then we must distribute all of your interest in the contract within five years of your death.

These distribution requirements will be satisfied if any portion of the deceased contract owner's interest:

o     is payable to, or for the benefit of, any new contract owner, and

o will be distributed over the new contract owner's life, or over a period not extending beyond the life expectancy of any new contract owner.

Under the above conditions, distributions must begin within one year of your death.

If the beneficiary (or sole surviving joint contract owner) is your spouse, he or she can continue the contract, assuming the role of contract owner.

If an owner of the contract is not an individual, then the primary annuitant will be treated as the owner of the contract. In this situation, any change in the annuitant will be treated as the death of the contract owner.

ENHANCED DEATH BENEFITS

When you buy your contract, you can choose to buy an enhanced death benefit rider. The enhanced death benefit riders are only available if the annuitants are under age 75. If a death benefit is payable and one of these options is in force, the beneficiary will receive either the death benefit described above or the enhanced death benefit, whichever is greater. You should consult your tax adviser prior to selecting any rider.


                                                                   -------------
OTHER CONTRACT FEATURES                                            PROSPECTUS 27
                                                                   -------------

Two riders are offered:

o the 7 Year Enhanced Death Benefit Rider which has a daily charge based on an annual rate of 0.20% of the net assets of your variable investment options, and

o the Contract Anniversary Enhanced Death Benefit Rider, which has a daily charge based on an annual rate of 0.25% of the net assets of your variable investment options.

We may offer these riders to existing contract owners in the future. These riders are available only in states where they have been approved.

7 Year Enhanced Death Benefit Rider
The enhanced death benefit under this rider is calculated as follows:

o the accumulation value of the contract at the end of the reset date immediately preceding the annuitant's death:

      -     plus any premiums paid after the reset date

      -     minus any partial withdrawals after the reset date

      - minus any deferred sales charges applicable to withdrawals after the reset date and annuity taxes.

The first reset date is on the seventh contract anniversary date. After this, each reset date will be each seventh contract anniversary date after that (i.e., the 14th, 21st and 28th contract anniversaries, and so on).

Contract Anniversary Enhanced Death Benefit Rider

The enhanced death benefit under this rider is calculated as follows:

o the highest accumulation value of the contract on any contract anniversary before the annuitant's 85th birthday:

      -     plus any premiums paid after that contract anniversary

      -     minus any partial withdrawals after that contract anniversary

      - minus any deferred sales charges and annuity taxes applicable to such withdrawals.

Owners who select this rider at the time their contract is issued may be eligible for waivers of deferred sales charges. See Contract costs and expenses
- Contingent deferred sales charge.

We will terminate either enhanced death benefit rider on the earliest of the following dates:

o     the date the enhanced death benefit is paid out

o     the date the contract terminates

o     the date of the annuitant's 85th birthday

o     the date annuity payments begin

o     the date we receive a written termination request from you.


-------------
28 PROSPECTUS                                            OTHER CONTRACT FEATURES
-------------

Once a death benefit rider is terminated, it cannot be reinstated. The death benefit reverts to the basic death benefit, and no further charges will be deducted for this benefit. Please see Death Benefits.

EARNINGS BENEFIT RIDER

When you buy your contract, you can choose to buy an earnings benefit rider. You will pay a daily charge for this rider based on an annual rate of 0.25% of the net assets of your variable investment options.

The earnings benefit rider may in certain circumstances increase the death benefit payable, based on a percentage of your contract earnings up to a specified maximum limit of your adjusted premium payments. How we determine both earnings and adjusted premiums are described below.

You should evaluate the following when considering this rider:

o You will only receive the earnings benefit if there is investment growth (or "earnings") in your contract value at the time of the annuitant's death; otherwise we will not pay any earnings benefit under the rider.

o Partial withdrawals may have the effect of reducing or eliminating the earnings benefit payment upon the annuitant's death, because withdrawals reduce the premium amount used to determine if there is any gain in your contract.

o If any change is made to the owner or annuitant after the purchase of the contract, we will not pay an earnings benefit, even though the charge for this benefit has been deducted prior to the time the change was made.

o There are potential tax consequences associated with purchasing the rider. See the discussion of the potential tax consequences of electing this feature under Federal Tax Matters.

We are seeking regulatory approval for this feature and will offer it in those jurisdictions where we have received such approval. Terms and conditions may differ between jurisdictions when the feature is approved. The earnings benefit rider is not available to current contract owners.

If the annuitant is 69 or younger when we issue the contract, the earnings benefit will be 40% of earnings at the time of the annuitant's death (the accumulation value minus the adjusted premiums) with a maximum payment of 40% of adjusted premiums.

If the annuitant is between the age of 70 and 79 when we issue the contract, the percentage will be reduced to 25% of earnings upon the annuitant's death (the accumulation value minus the adjusted premiums), with a maximum payment of 25% of adjusted premiums.

Your spouse may continue a contract with the earnings benefit rider upon your death only if you are the annuitant and sole owner and your spouse is the sole beneficiary when the contract is issued. Any later changes in the annuitant or owner will prevent your spouse from continuing the


                                                                   -------------
OTHER CONTRACT FEATURES                                            PROSPECTUS 29
                                                                   -------------
rider. If your spouse is 80 or older upon your death, your spouse may not continue this rider.

If your spouse elects to continue this rider upon your death, we will credit the contract an amount equal to the amount by which the death benefit then payable under the contract (including the enhanced death benefit, if applicable)plus any earnings benefit payable exceeds the accumulation value of the contract on the date of death. This amount will be credited to The Guardian Cash Fund variable investment option. Your spouse will be subject to the same fees, charges and expenses that were applicable to you, except that your spouse may not continue any riders (other than the earnings benefit rider) that had been elected for the contract, and charges will not be deducted for other rider benefits after your death.

Upon the death of your surviving spouse before the annuity commencement date, the earnings benefit proceeds must be distributed to the beneficiaries named by your spouse or allocated to the contract if the beneficiaries continue the contract. However, the beneficiaries may not continue the rider. To determine the amount of any earnings benefit on the date of your spouse's death, we begin by calculating two different numbers:

o The first number is the amount of adjusted premiums as of your spouse's death. This amount is the accumulation value at the time your spouse continued the contract (the sum of the contract death benefit, including any enhanced death benefit plus any earnings benefit), adjusted by:

      o     Adding any net premiums contributed to the contract after your death

      o Proportional reductions for partial withdrawals (as explained below) taken from the contract after your death.

o The second number is the accumulation value as of your spouse's death minus the first number calculated immediately above.

If your spouse is age 69 or younger upon your death, the beneficiaries will receive 40% of the lesser of these amounts.

If your spouse is between ages 70 and 79 upon your death, the percentage will be reduced to 25% of the lesser of these two amounts.

In summary, upon your surviving spouse's death, we calculate whether a second earnings benefit is payable based on a percentage of earnings from the time of your death until your spouse's death (the second number indicated above). However, such amount payable may not be more than the specified percentage of the adjusted premiums (as explained in the first number indicated above).


-------------
30 PROSPECTUS                                            OTHER CONTRACT FEATURES
-------------

As mentioned above, for purposes of calculating the earnings benefit, the amount of the premiums is adjusted for any partial withdrawals and any applicable deferred sales charges and annuity taxes. Each time you make a partial withdrawal, we will adjust premium amounts by multiplying the premium payment amount (or, if the amount has been previously adjusted, the adjusted premium payment amount) by:

                         your partial withdrawal amount,
            (including any deferred sales charges and annuity taxes)
          ------------------------------------------------------------
          the accumulation value of your contract prior to withdrawal.

We will terminate the earnings benefit rider on the earliest of the following dates:

o     the date the contract terminates

o     on the annuitant's 90th birthday

o     the date annuity payments begin

o     the date we receive a written termination request from you

o the date of the annuitant's death unless you are the annuitant and your spouse elects to continue the contract and rider

o     the date of your spouse's death, if your spouse continued the rider, and

o the date the owner, joint owner or annuitant is changed unless the change is the result of a surviving spouse's decision to continue the contract.

Once the rider is terminated, it cannot be reinstated, and no further charges will be deducted for this benefit.

LIVING BENEFIT RIDER (REFERRED TO AS "DECADE")

When you buy your contract, you can choose to buy a living benefit rider. In order to purchase this rider, the annuitant must be 74 years old or younger at the time we issue your contract. You will pay a daily charge for this rider based on an annual rate of 0.25% of the net assets of your variable investment options.

This rider provides for a living benefit on the tenth contract anniversary if the accumulation value of your contract on that date is less than your initial premium payment, adjusted as described below for any partial withdrawals you've made before that date. The living benefit amount you may receive is equal to the amount by which the adjusted initial premium payment exceeds your accumulation value on the tenth contract anniversary.

If you elect the living benefit rider, you will be subject to a number of special rules while the rider is in force:

      o We will not accept any additional premium payments into your contract. However, for contracts issued in connection with premium payments directed to us from other insurance companies, we may consider all such amounts when received as part of the initial premium payment for purposes of this rider.


                                                                   -------------
OTHER CONTRACT FEATURES                                            PROSPECTUS 31
                                                                   -------------

      o You must allocate your net premiums at the time your contract is issued among the following groupings of allocation options. Each grouping is designated as an Asset Allocation Class.


            10% - The Guardian Cash Fund, The Guardian VC Low Duration Bond
                  Fund or The Fixed-Rate Option

            40% - The Guardian Bond Fund, The Guardian VC Low Duration Bond
                  Fund, AIM V.I. Government Securities Fund, Van Kampen Life Investment Trust Government Portfolio or The Fixed-Rate Option.

            40% - The Guardian Stock Fund, The Guardian VC 500 Index Fund, The
                  Guardian VC Asset Allocation Fund, The Guardian VC High Yield Bond Fund, The Guardian UBS VC Large Cap Value Fund, The Guardian UBS VC Small Cap Value Fund, Baillie Gifford International Growth Fund, Value Line Centurion Fund, Value Line Strategic Asset Management Trust, Gabelli Capital Asset Fund, AIM V.I. Capital Appreciation Fund, INVESCO VIF-Utilities Fund, AIM V.I. Premier Equity Fund, AllianceBernstein Value Portfolio, AllianceBernstein Growth & Income Portfolio, Davis Real Estate Portfolio, Davis Value Portfolio, Fidelity VIP Contrafund Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Opportunities Portfolio, Janus Aspen Growth Portfolio, Jennison Portfolio, MFS Investors Trust Series, MFS Total Return Series, MFS Research Series or Van Kampen Life Investment Trust Growth and Income Portfolio.


            10% - The Guardian Small Cap Stock Fund, Baillie Gifford Emerging
                  Markets Fund, AllianceBernstein Premier Growth Portfolio, AllianceBernstein Technology Portfolio, Davis Financial Portfolio, Fidelity VIP Mid Cap Portfolio, Janus Aspen Mid Cap Growth Portfolio, Janus Aspen Capital Appreciation Portfolio, Janus Aspen Worldwide Growth Portfolio, MFS Emerging Growth Series, MFS New Discovery Series, or Templeton Growth Securities Fund.

      o On each quarterly anniversary, your accumulation value will be rebalanced to the allocation percentage listed above. If necessary, we will waive the usual fixed-rate option transfer restrictions to perform the rebalancing. Within each Asset Allocation Class, we will make shifts pro rata among the allocation options you have chosen for that class at the time of the rebalancing.

      o You may only make transfers to allocation options within the same Asset Allocation Class.

      o We will deduct any partial withdrawals from all allocation options pro rata. You will not be able to choose the allocation options from which withdrawals are made.

      If you are eligible to receive the living benefit at the tenth contract anniversary, the living benefit amount will be credited to The Guardian Cash Fund variable investment option.


-------------
32 PROSPECTUS                                            OTHER CONTRACT FEATURES
-------------

As mentioned above, for the purposes of calculating the living benefit, the amount of the initial premium is adjusted for any partial withdrawals (including any applicable deferred sales charges) and annuity taxes. Each time you make a partial withdrawal, we will adjust the initial premium payment amount by multiplying the initial premium payment amount (or, if the amount has been previously adjusted, the adjusted initial premium payment amount) by:


                             your withdrawal amount
                     ---------------------------------------
                     the accumulation value of your contract

We will terminate the living benefit rider on the earliest of the following dates:

o the date we process any transaction requested by you that is inconsistent with the special rules outlined above

o     the date the annuitant dies

o     the tenth contract anniversary

o     the date the contract terminates

o     the date annuity payments begin

o     the date we receive a written termination request from you.

If the contract is jointly owned by you and your spouse, your spouse may continue the contract and the rider after your death, provided the annuitant is still living.

This rider is only available if it is approved in your state. Once the rider is terminated, it cannot be reinstated, and no further charges will be deducted for this benefit.


                                                                   -------------
OTHER CONTRACT FEATURES                                            PROSPECTUS 33
                                                                   -------------

--------------------------------------------------------------------------------
FINANCIAL INFORMATION
--------------------------------------------------------------------------------

The value of your account
--------------------------------------------------------------------------------
To determine the value of your account, we multiply the number of accumulation units in each option by the current unit value for the option.

HOW WE CALCULATE UNIT VALUES


When you choose a variable investment option, you accumulate variable accumulation units. With the fixed-rate option, you accumulate fixed accumulation units. To calculate the number of accumulation units you buy with each payment, we divide the amount you invest in each option by the value of units in the option. We use the unit value next calculated after we have received and accepted your payment. We calculate unit values at the close of business of the New York Stock Exchange, usually at 4:00 p.m. New York City time, each day the Exchange is open for trading and GIAC is open for business.


To determine the value of your account, we multiply the number of accumulation units in each option by the current unit value for the option.

The net investment factor is a measure of the investment experience of each variable investment option. We determine the net investment factor for a given valuation period as follows:

o At the end of the valuation period we add together the net asset value of a Fund share and its portion of dividends and distributions made by the Fund during the period.

o We divide this total by the net asset value of the particular Fund share calculated at the end of the preceding valuation period.

o Finally we add up the daily charges (mortality and expense risks, administrative expenses, any annuity taxes, the death benefit riders and the living benefit rider where applicable) and subtract them from the above total.


-------------
34 PROSPECTUS                                              FINANCIAL INFORMATION
-------------

Costs and expenses
--------------------------------------------------------------------------------
No sales charges are deducted from your premium payments when you make them. However, the following charges do apply:

o     expenses of the Funds

o     mortality and expense risk charge

o     administrative expenses

o     contract fee.

And the following charges may apply:

o     enhanced death benefit expenses

o     living benefit expenses

o     earnings benefit expenses

o     deferred sales charge

o     partial withdrawal charge

See accompanying text for details.

CONTRACT COSTS AND EXPENSES

The amount of a charge may not strictly correspond to the costs of providing the services or benefits indicated by the name of the charge or related to a particular contract, and we may profit from charges. For example, the contingent deferred sales charge may not fully cover all of the sales and distribution expenses actually incurred by GIAC, and proceeds from other charges, including the mortality and expense risk charge, may be used in part to cover these expenses.

No sales charges are deducted from your premium payments when you make them. However, the following charges do apply:

Expenses of the Funds

The Funds you choose through your variable investment options have their own management fees, 12b-1 fees, and general operating expenses. The deduction of these fees and expenses is reflected in the per-share value of the Funds. They are fully described in the Funds' prospectuses.

Mortality and expense risk charge

You will pay a daily charge based on an annual rate of 1.05% of the net assets of your variable investment options to cover our mortality and expense risks. Mortality risks arise from our promise to pay death benefits and make annuity payments to each annuitant for life. Expense risks arise from the possibility that the amounts we deduct to cover sales and administrative expenses may not be sufficient.

Administrative expenses

You will also pay a daily charge based on an annual rate of 0.20% of the net assets of your variable investment options for our administrative expenses.

Contract fee

We deduct a yearly fee of $35 on each anniversary date of your contract. To pay this charge, we will cancel the number of accumulation units that is equal in value to the fee. We cancel accumulation units in the same proportion as the percentage of the contract's accumulation value attributable to each variable investment option and the fixed-rate option. If you surrender your contract before the contract anniversary date, we will still deduct the contract fee for that year. We will waive the contract fee if the accumulation value is $100,000 or more on the anniversary date of your contract.


                                                                   -------------
FINANCIAL INFORMATION                                              PROSPECTUS 35
                                                                   -------------

In addition, the following charges may apply:

Deferred sales charges
--------------------------------------------------------------------------------
                                                                      Contingent
Number of contract                                                      deferred
years completed                                                            sales
from the date of                                                          charge
premium payment                                                              (%)
--------------------------------------------------------------------------------
0                                                                              7
--------------------------------------------------------------------------------
1                                                                              6
--------------------------------------------------------------------------------
2                                                                              5
--------------------------------------------------------------------------------
3                                                                              4
--------------------------------------------------------------------------------
4                                                                              3
--------------------------------------------------------------------------------
5                                                                              2
--------------------------------------------------------------------------------
6                                                                              1
--------------------------------------------------------------------------------
7+                                                                             0
--------------------------------------------------------------------------------

Contingent deferred sales charge

If you make a partial withdrawal from your account or surrender your contract, you will pay a deferred sales charge on any amount that has been in your contract for less than seven contract years. This charge compensates us for expenses related to the sale of contracts. These include commissions to registered representatives, as well as promotional expenses.

When we calculate the deferred sales charge, all amounts taken out are assumed to come from the oldest premium. We do this to minimize the amount you owe. Deferred sales charges are listed in the table.

The deferred sales charge percentage is applied to the lesser of:

o the premium payments you have made within seven contract years (84 months) before the date of your request for the withdrawal or surrender; or

o     the amount withdrawn or surrendered.

We don't impose deferred sales charges on contracts bought by:

o     Guardian Life, its subsidiaries or any of their separate accounts

o present or retired directors, officers, employees, general agents, or field representatives of Guardian Life or its subsidiaries

o     present or retired directors or officers of any of the Funds

o present and retired directors, trustees, officers, partners, registered representatives and employees of broker-dealer firms that have written sales agreements with Guardian Investor Services LLC

o immediate family members of the individuals named above, based on their status at the time the contract was purchased, limited to their:

      -     spouses
      -     children and grandchildren
      -     parents and grandparents
      -     brothers and sisters

o trustees or custodians of any employee benefit plan, IRA, Keogh plan or trust established for the benefit of persons named in the second and third bullets above

o clients of broker-dealers, financial institutions and registered investment advisers that have entered into an agreement with GIAC to participate in fee-based wrap accounts or similar programs to purchase contracts

o Contract owners who elect the Contract Anniversary Enhanced Death Benefit Option at the time the contract is issued may have surrender charges waived if the contract owner is confined to a long term care facility or hospital for a continuous 90 day period commencing on or after the third contract anniversary or if the contract owner is diagnosed to have a terminal illness at any time while the contract is in force.


-------------
36 PROSPECTUS                                              FINANCIAL INFORMATION
-------------

Enhanced death benefit expenses


If you choose one of the enhanced death benefit options and it is in effect, you will pay a daily charge based on an annual rate of 0.20% or 0.25% of the net assets of your variable investment options, depending on the option chosen.


Living benefit rider expense

If you choose the living benefit rider and it is in effect, you will pay a daily charge based on an annual rate of 0.25% of the net assets of your variable investment options.

Earnings Benefit Rider Expense

If you choose the earnings benefit rider, you will pay a daily charge based on an annual rate of 0.25% of the net assets of your variable investment options (whether or not you have earnings).

Partial Withdrawal Charge

During the annuity period, under Option V-4 if you make more than one partial withdrawal in a calendar quarter, you will pay an administrative charge equal to the lesser of $25 or 2% of the amount of the partial withdrawal.

Annuity taxes

Some states and municipalities may charge annuity taxes when premium payments are made or when you begin to receive annuity payments. These taxes currently range up to 3.5% of your premium payments.

In jurisdictions where the annuity tax is incurred when a premium payment is made we will pay the annuity tax on your behalf and then deduct the same amount from the value of your contract when you surrender it, or on your death, or it is applied under a payout option, whichever is first. We will do this only if permitted by applicable law.

Transfer charge

Currently, we do not charge for transfers. However, we reserve the right to charge up to $25 for each transfer. We will deduct this charge on a proportional basis from the options from which amounts are transferred.

Tax advice
--------------------------------------------------------------------------------
Consult your own tax adviser about your circumstances, any recent tax developments, and the impact of state tax laws.

FEDERAL TAX MATTERS

The following summary provides a general description of the Federal income tax considerations associated with the contract. It is not intended to be complete, to cover all tax situations or address state taxation issues. This summary is not intended as tax advice. You should consult a tax adviser for more complete information. This summary is based on our understanding of the present Federal income tax laws. We make no representation as to the likelihood of continuation of the present Federal income tax laws or as to how they may be interpreted by the Internal Revenue Service (IRS).


                                                                   -------------
FINANCIAL INFORMATION                                              PROSPECTUS 37
                                                                   -------------

Deferring tax
--------------------------------------------------------------------------------
When you invest in an annuity contract, you usually don't pay taxes on your investment gains until you withdraw the money - generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.

We believe that our contracts will qualify as annuity contracts for Federal income tax purposes and the following summary assumes so. Further details are available in the Statement of Additional Information, under the heading Tax Status of the Contracts.

When you invest in an annuity contract, you usually don't pay taxes on your investment gains until you withdraw the money - generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.

We believe that if you are a natural person you won't be taxed on increases in the accumulation value of a contract until a distribution occurs or until annuity payments begin. For these purposes, the agreement to assign or pledge any portion of a contract's accumulation value and, in the case of a qualified contract (described below), any portion of an interest in the qualified plan generally will be treated as a distribution.

When annuity payments begin, you generally will be taxed only on the investment gains you have earned and not on the payments you made to purchase the contract. Generally, withdrawals from your annuity should only be made once you reach age 59 1/2, die or are disabled; otherwise a 10% tax penalty may be applied against any amounts included in income. Additional exceptions may apply to distributions from a qualified contract. You should consult a tax adviser with regard to exceptions from the penalty tax.


Employer-sponsored or independent?
--------------------------------------------------------------------------------
If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a qualified contract. If your annuity is independent of any formal retirement or pension plan, it is termed a non-qualified contract.

If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a qualified contract. If your annuity is independent of any formal retirement or pension plan, it is termed a non-qualified contract.


Taxation of non-qualified contracts

Non-natural person - If a non-natural person owns a non-qualified annuity contract, the owner generally must include in income any increase in the excess of the accumulation value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

This following summary generally applies to contracts owned by natural persons.

Withdrawals before the annuity commencement date - When a withdrawal from a non-qualified contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to any excess of the accumulation value immediately before the distribution that exceeds the owner's investment in the contract. Generally, the owner's investment in the contract is the amount equal to the premiums or other consideration paid for the contract, reduced by any


-------------
38 PROSPECTUS                                              FINANCIAL INFORMATION
-------------
amounts previously distributed from the contract that were not subject to tax at that time. In the case of a surrender under a non-qualified contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the contract.

It is possible that the IRS may decide to consider the charges you may choose to pay for certain optional benefits offered through the contract (e.g., living benefit rider, earnings benefit rider) to be taxable distributions to you which may also be subject to tax penalties if you are under age 59 1/2. You should consult your tax adviser before selecting any of the optional benefits available under this contract.

Withdrawals after the annuity commencement date - After the Annuity Commencement Date under Option V-4 the payee has the right to withdraw a portion of the present value of the remaining payments. In a recent ruling, the IRS concluded that a partial withdrawal on or after the annuity starting date is ordinary income subject to tax up to an amount equal to any excess of the cash value (determined without surrender charges) immediately before the withdrawal over the owner's investment in the contract at the time (i.e., on an income first basis). In prior rulings, the IRS had concluded that the entire amount received as a partial withdrawal on or after the annuity starting date from a non-qualified contract was to be taxed as ordinary income (i.e., on an all taxable basis). GIAC currently intends to report amounts received as partial withdrawals pursuant to the income first basis set forth in the IRS's most recent ruling. Given the uncertainty in this area, you should consult a tax adviser regarding the tax consequences to you of a partial withdrawal under Option V-4. Other rules may apply to partial withdrawals from qualified contracts that elect Option V-4.

Penalty tax on certain withdrawals - In the case of a distribution from a non-qualified contract, a federal tax penalty may be imposed equal to 10% of the amount treated as income. However, there is generally no penalty on distributions that are:

o     made on or after the taxpayer reaches age 59 1/2

o     made from an immediate annuity contract

o     made on or after the death of an owner

o     attributable to the taxpayer's becoming disabled, or

o made as part of a series of substantially equal periodic payments for the life - or life expectancy - of the taxpayer.


If you receive systematic payments that you intend to qualify for the substantially equal periodic payment exception, changes to your systematic payments before you reach age 59 1/2 or within five years (whichever is later) after beginning your systematic payments will result in the retroactive imposition of the 10% tax penalty with interest. In addition, you should note that distributions made before you reach age 59 1/2 under Option V-4 or any other option that provides for a period certain annuity in connection with a deferred annuity contract may be subject to the 10% tax penalty.



                                                                   -------------
FINANCIAL INFORMATION                                              PROSPECTUS 39
                                                                   -------------

Other exceptions may apply under certain circumstances. Special rules may also apply to the exceptions noted above. You should consult a tax adviser with regard to exceptions from the penalty tax. In particular, you should consult a tax adviser if you wish to take partial withdrawals in addition to the annuity payments made under an election of Option V-4 or F-4 in connection with an immediate annuity contract.

Taxation of annuity payments
--------------------------------------------------------------------------------
Once your investment in the contract has been fully recovered, the full amount of each annuity payment is subject to tax as ordinary income.

Annuity payments - Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed, and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined so that you recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments begin. However, once your investment in the contract has been fully recovered, the full amount of each annuity payment is subject to tax as ordinary income.

Taxation of death benefits - Amounts may be distributed from a contract because of your death or the death of the annuitant. Generally, such amounts are included in the income of the recipient as follows:

o if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract

o if distributed under a payout option, they are taxed in the same way as annuity payments.

Transfers, assignments and contract exchanges - Transferring or assigning ownership of a contract, designating an annuitant, selecting certain maturity dates or exchanging a contract may result in certain tax consequences to you that are not outlined here. For example, such transactions may result in federal gift taxes for you and federal and state income taxes for the new owner, annuitant or payee. If you are considering any such transaction, you should consult a professional tax adviser.

Withholding tax - Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. However, recipients can generally choose not to have tax withheld from distributions.

Separate account charges - It is possible that the IRS may take the position that fees deducted for certain optional benefits are deemed to be taxable distributions to you. In particular, the IRS may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if such withdrawals occur prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the contract.

Multiple contracts - All non-qualified deferred annuity contracts issued by GIAC or its affiliates to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount included in the contract owner's income when a taxable distribution occurs.


-------------
40 PROSPECTUS                                              FINANCIAL INFORMATION
-------------

Taxation of qualified contracts

Qualified arrangements receive tax deferred treatment as a formal retirement or pension plan through provisions of the Internal Revenue Code. There is no added tax deferred benefit of funding such qualified arrangements with tax deferred annuities. While the contract will not provide additional tax benefits, it does provide other features and benefits such as death benefit protection and the possibility for income guaranteed for life.

Your rights under a qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

Individual Retirement Accounts (IRAs) - As defined in Sections 219 and 408 of the Internal Revenue Code, individuals are allowed to make annual contributions to an IRA of up to the lesser of the specified annual amount or 100% of the compensation includable in their gross income. All or a portion of these contributions may be deductible, depending on the person's income.

Distributions from certain retirement plans may be rolled over into an IRA on a tax-deferred basis without regard to these limits. SIMPLE IRAs under Section 408(p) of the Internal Revenue Code and Roth IRAs under Section 408A, may also be used in connection with variable annuity contracts.


SIMPLE IRAs allow employees to defer a percentage of annual compensation up to a specified annual amount to a retirement plan, if the sponsoring employer makes matching or non-elective contributions that meet the requirements of the Internal Revenue Code. The penalty for a premature distribution from a SIMPLE IRA that occurs within the first two years after the employee begins to participate in the plan is 25%, instead of the usual 10%.


Contributions to Roth IRAs are not tax-deductible, and contributions must be made in cash or as a rollover or transfer from another Roth IRA or IRA. A rollover or conversion of an IRA to a Roth IRA may be subject to tax. You may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.


Distributions from Roth IRAs are generally not taxed. In addition to the income tax and 10% penalty which generally applies to distributions of earnings made before age 59 1/2, income tax and a 10% penalty will be imposed for any distribution of earnings made from a Roth IRA during the five taxable years starting after you first contribute to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.



                                                                   -------------
FINANCIAL INFORMATION                                              PROSPECTUS 41
                                                                   -------------

Corporate pension and profit-sharing plans - Under Section 401(a) of the Internal Revenue Code, corporate employers are allowed to establish various types of retirement plans for employees, and self-employed individuals are allowed to establish qualified plans for themselves and their employees.

Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means of providing benefit payments, unless the plan complies with all applicable requirements before transferring the contract.

Tax-sheltered annuities - Under Section 403(b) of the Internal Revenue Code, public schools and other eligible employers are allowed to purchase annuity contracts and mutual fund shares through custodial accounts on behalf of employees. Generally, these purchase payments are excluded for tax purposes from employee gross incomes. However, these payments may be subject to FICA (Social Security) taxes.

Distributions of salary reduction contributions and earnings (other than your salary reduction accumulation as of December 31, 1988) are not allowed before age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

Penalty tax on certain withdrawals - Distributions from certain qualified contracts may be subject to ordinary income taxes and a 10% federal tax penalty on the amount treated as income. However, there is generally no penalty on distributions that are:

o     made on or after the taxpayer reaches age 59 1/2

o     made on or after the death of an owner

o     attributable to the taxpayer's becoming disabled

o     made to pay deductible medical expenses

o     made to pay medical insurance premiums if you are unemployed

o     made to pay for qualified higher education expenses

o     made for a qualified first time home purchase up to $10,000

o     for IRS levies, or

o made as part of a series of substantially equal periodic payments for the life or life expectancy of the taxpayer.


If you receive systematic payments that you intend to qualify for the substantially equal periodic payment exception, changes to your systematic payments before you reach age 59 1/2 or within five years (whichever is later) after beginning your systematic payments will result in the retroactive imposition of the 10% tax penalty with interest. In addition, you should note that distributions made before you reach age 59 1/2 under Option V-4 or any other option that provides for a period certain annuity may be subject to the 10% tax penalty.



-------------
42 PROSPECTUS                                              FINANCIAL INFORMATION
-------------

Other exceptions may apply under certain circumstances and certain exceptions may not be applicable to all types of plans. Special rules may also apply to the exceptions noted above. You should consult a tax adviser with regard to exceptions from the tax penalty. In particular, you should consult a tax adviser if you wish to take partial withdrawals in addition to the annuity payments made under an election of Option V-4 or F-4.


Other tax issues - You should note that the annuity contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the contract value. The death benefit could be viewed as an incidental benefit, the amount of which is limited in any 401(a) or 403(b) plan. Because the death benefit may exceed this limitation, employers using the contract in connection with corporate pension and profit-sharing plans, or tax-sheltered annuities, should consult their tax adviser. The IRS has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as those available under this contract comport with IRA qualification requirements.


In the case of a withdrawal under a qualified contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment to the contract" generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a qualified contract can be zero.

Qualified contracts other than Roth IRAs have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement or consult a tax adviser for more information about these distribution rules. In addition, you should note that distributions made under Option V-4 may not satisfy these minimum distribution rules.

Pension and annuity distributions generally are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients generally are provided the opportunity to elect not to have tax withheld from distributions. Taxable "eligible rollover distributions" from section 401(a), 403(a), 403(b), and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or the employee's surviving spouse in the case of the employee's death or the employee's former spouse in the case of an alternate payee under a qualified domestic relations order) from such a plan, except certain distributions such as distributions required by the Internal Revenue Code, hardship distributions or distributions in a specified annuity form. The 20% withholding does not apply, however, if the employee chooses a direct rollover from the plan to a tax-qualified plan, 403(b) plan, IRA or governmental section 457(b) plan that separately accounts for rollover amounts.



                                                                   -------------
FINANCIAL INFORMATION                                              PROSPECTUS 43
                                                                   -------------

Our income taxes

At the present time, we make no charge for any federal, state or local taxes - other than the charge for state and local premium taxes that we incur - that may be attributable to the investment divisions of the Separate Account or to the contracts. We do have the right in the future to make additional charges for any such tax or other economic burden resulting from the application of the tax laws that we determine is attributable to the investment divisions of the Separate Account or the contracts.

Under current laws in several states, we may incur state and local taxes in addition to premium taxes. These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

Possible tax law changes

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. You should consult a tax adviser with respect to legislative developments and their effect on the contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend this summary as tax advice.

--------------------------------------------------------------------------------

Gender-neutral and gender-distinct tables

As a result of a U.S. Supreme Court ruling, employer-related plans must use rate tables that are gender-neutral to calculate annuity purchase rates. We have revised our tables for employer-related plans and filed them in the states where we do business. We will continue to use our gender-distinct tables in all other contracts, unless it is prohibited by state law. In those cases our gender-neutral tables will be used.

--------------------------------------------------------------------------------

PERFORMANCE RESULTS

From time to time, we may show performance information for the Separate Account's investment divisions in advertisements, sales literature or other materials provided to existing or prospective contract owners. We may also provide an existing or prospective contract owner with reports which use historical performance on a hypothetical basis to demonstrate how the choice of alternate underlying investment options would have impacted the accumulation value, surrender value and death benefit during the accumulation phase and the amounts of annuity payments during the payout phase of the contract. These materials are based upon historical information and are not necessarily representative of future performance. More detail about historical performance appears in the Statement of Additional Information. When we show performance, we'll always include SEC standard performance, which reflects all fees and charges for specified periods. We may also show non-standard performance, for example, without showing the effect of certain charges such as deferred sales charges.

Among the key performance measures we use are total returns and yields.

Total returns include: average annual total return, total return, and change in accumulation unit value - all of which reflect the change in the value of an investment in an investment division of the Separate Account over a specified period, assuming the reinvestment of all income dividends and capital gains distributions.


-------------
44 PROSPECTUS                                              FINANCIAL INFORMATION
-------------

Yield figures may be quoted for investments in shares of The Guardian Cash Fund and other investment divisions. Current yield is a measure of the income earned on a hypothetical investment over a specified base period of seven days for The Guardian Cash Fund investment division, and 30 days (or one month) for other investment divisions. Effective yield is another measure which may be quoted by The Guardian Cash Fund investment division, which assumes that the net investment income earned during a base period will be earned and reinvested for a year. Yields are expressed as a percentage of the value of an accumulation unit at the beginning of the base period. Yields are annualized, which assumes that an investment division will generate the same level of net investment income over a one-year period. However, yields fluctuate daily.

Advertisements and sales literature for the Separate Account's investment divisions may compare a Fund's performance to that of investments offered through the separate accounts of other insurance companies that have similar investment objectives or programs. Promotional material may also compare a Fund's performance to one or more indices of the types of securities which the Fund buys and sells for its portfolio. Performance comparisons may be illustrated by tables, graphs or charts. Additionally, promotional material may refer to:

o     the types and characteristics of certain securities

o     features of a Fund's portfolio

o     financial markets

o     historical, current or perceived economic trends, and

o     topics of general investor interest, such as personal financial planning.

In addition, advertisements and sales literature may refer to or reprint all or portions of articles, reports or independent rankings or ratings which relate specifically to the investment divisions or to other comparable investments. However, such material will not be used to indicate future performance.

Advertisements and sales literature about the variable annuity contract and the Separate Account may also refer to ratings given to GIAC by insurance company rating organizations such as:

o     Moody's Investors Service, Inc.

o     Standard & Poor's Ratings Group

o     A.M. Best & Co.

o     Duff & Phelps.

These ratings relate only to GIAC's ability to meet its obligations under the contract's fixed-rate option and to pay death benefits provided under the contract, not to the performance of the variable investment options.

Further information about the performance of each investment division is contained in their respective annual reports, which may be obtained from GISC free of charge.


                                                                   -------------
FINANCIAL INFORMATION                                              PROSPECTUS 45
                                                                   -------------

--------------------------------------------------------------------------------
YOUR RIGHTS AND RESPONSIBILITIES
--------------------------------------------------------------------------------

TELEPHONIC AND ELECTRONIC SERVICES


We will process certain transactions by telephone if you have authorized us to do so. We currently take fund transfer requests and changes in future allocations over the phone. If you would like this privilege, please complete an authorization form, or complete the appropriate section of your application. Once we have your authorization on file, you can authorize permitted transactions over the telephone by calling 1-800-533-0099 between 9:00 a.m. and 4:00 p.m. New York City time on any day we are open for business.

In addition to telephone services, in the future, we anticipate offering you the ability to use your personal computer to receive documents electronically, review your account information and to perform other specified transactions. We will notify you as these electronic services become available. At that time, if you want to participate in any or all of our electronic programs, we will ask that you visit our website for information and registration. You may also be able to register by other forms of communication. If you choose to participate in the electronic document delivery program, you will receive financial reports, prospectuses, confirmations and other information via the Internet. You will not receive paper copies.


Generally, you are automatically eligible to use these services when they are available. You must notify us if you do not want to participate in any or all of these programs. You may reinstate these services at any time. You bear the risk of possible loss if someone gives us unauthorized or fraudulent registration or instructions for your account so long as we believe the registration or instructions to be genuine and we have followed reasonable procedures to confirm that the registration or instructions communicated by telephone or electronically are genuine. If we do not follow reasonable procedures to confirm that the registration or instructions communicated by telephone or electronically are genuine, we may be liable for any losses. Please take precautions to protect yourself from fraud. Keep your account information and PIN number private and immediately review your statements and confirmations. Contact us immediately about any transactions you believe to be unauthorized.


We may change, suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right to refuse any transaction request that we believe would be disruptive to contract administration or is not in the best interests of the contract owners or the Separate Account. Telephone and Internet services may be interrupted or response times slow if we are experiencing physical or technical difficulties, or economic or market emergency conditions. While we are experiencing such difficulties we ask you to send your request by regular or express mail and we will process it using the accumulation unit value first calculated after we receive the request. We will not be responsible or liable for: any inaccuracy, error or delay in or omission of any information you transmit or deliver to us; any loss or damage you may incur because of such inaccuracy, error, delay, omission or non-performance; or any interruption resulting from emergency circumstances.



-------------
46 PROSPECTUS                                   YOUR RIGHTS AND RESPONSIBILITIES
-------------

VOTING RIGHTS

We own the Fund's shares, but you may have voting rights in the various Funds. To the extent that we are required by law, we will cast our votes according to the instructions of those contract owners who have an interest in variable investment options investing in Funds holding a shareholder vote, as of the shareholder meeting record date. Those votes for which we receive no instructions will be voted in the same proportion as those we have received instructions for. We'll solicit instructions when the Funds hold shareholder votes. We have the right to restrict contract owner voting instructions if the laws change to allow us to do so.

The owner of the contract has voting rights until the date annuity payments begin. After that date, rights switch to the annuitant. Voting rights diminish with the reduction of your contract value. The fixed-rate option has no voting rights.

Free-look period
--------------------------------------------------------------------------------
During the 10-day period after receiving your contract, the free-look period, you have the right to examine your contract and return it for cancellation if you change your mind about buying it.

YOUR RIGHT TO CANCEL THE CONTRACT

During the 10-day period after receiving your contract, the free-look period, you have the right to examine your contract and return it for cancellation if you change your mind about buying it. Longer periods may apply in some states.

In order to cancel your contract, we must receive both the contract and your cancellation notice in good order. You can forward these documents to GIAC's customer service office or to the registered representative who sold you the contract. If you mail the notice, we consider it received on the postmark date, provided it has been properly addressed and the full postage has been paid.

Upon cancellation, we'll refund to you:

o the difference between the gross premiums you paid (including contract fees, annuity taxes and other charges) and the amounts we allocated to the variable investment and fixed-rate options you chose; and

o the accumulation value of the contract on the date we receive your cancellation.

If state law requires, you will receive the total premium you paid for the contract instead.


                                                                   -------------
YOUR RIGHTS AND RESPONSIBILITIES                                   PROSPECTUS 47
                                                                   -------------

DISTRIBUTION OF THE CONTRACT

The variable annuity contract is sold by insurance agents who are licensed by GIAC and who are either registered representatives of GIS or of broker-dealer firms which have entered into sales agreements with GIS and GIAC. GIS and such other broker-dealers (including Park Avenue Securities LLC, a wholly owned subsidiary of GIAC) are members of the National Association of Securities Dealers, Inc.

GIAC will generally pay commissions to these individuals or broker-dealer firms for the sale of contracts. When we compensate a firm, the representative responsible for the sale of the contract will receive a portion of the compensation based on the practice of the firm. Commissions may vary, but will not exceed the limits of applicable laws and regulations.

Currently, there are several compensation programs from which these individuals or firms may choose. One compensation program is based on a percentage of each contract premium payment up to a maximum of 7%. The other compensation programs provide a lower initial commission on each premium payment but allow for ongoing annual compensation based on a percentage of the contract value. Typically, the additional annual compensation begins only after the completion of a certain number of contract years. Also, additional annual compensation may be payable while certain contract riders are in effect or under variable payout options. The maximum annual compensation possible based on contract value is 1%.

We reserve the right to pay any compensation permissible under applicable state law and regulations, including for example, additional sales or service compensation while a contract is in force or additional amounts paid in connection with special promotional incentives. In addition, we may compensate certain individuals or firms for the sale of contracts in the form of commission overrides, expense allowances, bonuses, wholesaler fees and training allowances. Individuals may also qualify for non-cash compensation such as expense-paid trips and educational seminars.

If you return your contract under the right to cancel provisions, the representative may have to return some or all of any commissions we have paid.

The fees and charges imposed under the contract defray the costs of commissions and other sales expenses. You are not charged directly for commissions or other compensation paid for the sale of the contract.

The principal underwriter of the contracts is GIS, located at 7 Hanover Square, New York, New York 10004.


-------------
48 PROSPECTUS                                   YOUR RIGHTS AND RESPONSIBILITIES
-------------

--------------------------------------------------------------------------------
SPECIAL TERMS USED IN THIS PROSPECTUS
--------------------------------------------------------------------------------

Accumulation period

The period between the issue date of the contract and the annuity commencement date.

Accumulation unit

A measure used to determine the value of a contract owner's interest under the contract before annuity payments begin. The contract has variable accumulation units and fixed accumulation units.

Accumulation value

The value of all the accumulation units in the variable investment options and/or the fixed-rate option credited to a contract.

Annuitant

The person on whose life the annuity payments are based and on whose death, prior to the annuity commencement date, benefits under the contract are paid.

Annuity commencement date

The date on which annuity payments under the contract begin.

Annuity Payments

Periodic payments, either variable or fixed in nature, made by GIAC to the contract owner at monthly intervals after the annuity commencement date.

Annuity unit

A measure used to determine the amount of any variable annuity payment.

Business day

Each day the New York Stock Exchange is open for trading and GIAC is open for business.

Contract anniversary date

The annual anniversary measured from the issue date of the contract.

Contract owner

You (or your); the person(s) or entity designated as the owner in the contract.

Funds

The open-end management investment companies, each corresponding to a variable investment option. The Funds are listed on the front cover of this prospectus.

Good order


Notice from any party authorized to initiate a transaction under this contract, received in a format satisfactory to GIAC at its customer service office, that contains all information required by GIAC to process that transaction. For telephone transfer instructions, good order also means that the telephone call must be received on a business day and completed no later than 4:00 p.m. New York City time on that day in order to receive that day's unit value.


Valuation period

The time period from the determination of one accumulation unit and annuity unit value to the next.

Variable investment options

The Funds underlying the contract are the variable investment options - as distinguished from the fixed-rate option - available for allocations of net premium payments and accumulation values.


                                                                   -------------
SPECIAL TERMS USED IN THIS PROSPECTUS                              PROSPECTUS 49
                                                                   -------------

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

LEGAL PROCEEDINGS

Neither the Separate Account nor GIAC is a party to any pending material legal proceeding.

WHERE TO GET MORE INFORMATION

Our Statement of Additional Information (SAI) has more details about the contract described in this prospectus. If you would like a free copy, please call us toll-free at 1-800-221-3253, or write to us at the following address:

The Guardian Insurance & Annuity Company, Inc.
Customer Service Office
Box 26210
Lehigh Valley, Pennsylvania  18002

The SAI contains the following information:

o     Services to the Separate Account

o     Annuity payments

o     Tax status of the contracts


o     Calculation of Yield Quotations for The Guardian Cash Fund Investment
      Division


o     Valuation of assets of the Separate Account

o     Transferability restrictions

o     Experts

o     Financial statements.


-------------
50 PROSPECTUS                                                  OTHER INFORMATION
-------------

--------------------------------------------------------------------------------
APPENDIX A -- SUMMARY FINANCIAL INFORMATION
--------------------------------------------------------------------------------


The following two charts containing accumulation unit information for the time periods indicated are derived from the financial statements of Separate Account E, which were audited by PricewaterhouseCoopers LLP, independent accountants, for the year ending December 31, 2003. The data in the charts should be read in conjunction with the financial statements, related notes and other financial information for Separate Account E which are included in the Statement of Additional Information.

The Separate Account commenced operations on September 15, 1997. All accumulation unit values when they first became available began at an accumulation unit value of $10.00. If no data appears for a particular accumulation unit value or rider, then that funding option or rider was not available at that time or there were no outstanding accumulation units. The accumulation unit value as indicated for the end of one year is also the accumulation unit value at the beginning of the next year.


Variable accumulation unit value for an accumulation unit value outstanding throughout the period:


7yrEDB = Seven Year Enhanced Death Benefit                           LB = Living Benefit
CAEDB  = Contract Anniversary Enhanced Death Benefit                 EB = Earnings Benefit

                                                                              CONTRACT TYPE
                                       ---------------------------------------------------------------------------------------------
                                       YEAR                 7yr                        7yr EDB      CAEDB        CAEDB       7yrEDB
INVESTMENT OPTION                       END     BASIC       EDB     CAEDB         LB    and LB     and LB    LB and EB    LB and EB
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Cash Fund                 2003    $11.57    $11.43    $10.66     $10.56    $10.47     $10.45       $ 9.81       $ 9.82
                                       2002     11.64     11.52     10.75      10.65     10.58      10.57           --
                                       2001     11.64     11.54     10.78      10.67     10.63      10.62           --
                                       2000     11.38     11.31     10.56      10.46     10.44      10.43           --
                                       1999     10.87     10.82     10.11         --        --         --           --
                                       1998     10.51     10.48        --         --        --         --           --
                                       1997     10.12     10.12        --         --        --         --           --
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Stock Fund                2003      9.37      9.26      6.97       6.24      6.19       6.18         9.35           --
                                       2002      7.82      7.73      5.83       5.22      5.19       5.18           --
                                       2001     10.00      9.92      7.47       6.70      6.67       6.66           --
                                       2000     12.89     12.81      9.66       8.65      8.64       8.63           --
                                       1999     16.00     15.93     12.02      10.77        --         --           --
                                       1998     12.35     12.32        --         --        --         --           --
                                       1997     10.44     10.43        --         --        --         --           --
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Bond Fund                 2003     14.06     13.88     12.96      12.85     12.75      12.72        10.98        10.99
                                       2002     13.59     13.45     12.57      12.46     12.38      12.36       $10.69
                                       2001     12.57     12.46     11.65      11.55     11.50      11.49           --
                                       2000     11.69     11.62     10.87      10.77     10.75      10.74           --
                                       1999     10.76     10.72     10.03       9.94        --         --           --
                                       1998     10.99     10.96        --         --        --         --           --
                                       1997     10.30     10.29        --         --        --         --           --
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund      2003     13.15     12.98     13.65      11.27     11.18      11.16        11.26        11.27
                                       2002      9.28      9.18      9.66       7.98      7.93       7.92           --
                                       2001     11.12     11.03     11.60       9.58      9.56       9.53           --
                                       2000     12.22     12.14     12.78      10.55        --      10.53           --
                                       1999     12.81     12.75     13.43         --        --         --           --
                                       1998      9.60      9.58        --         --        --         --           --
                                       1997     10.32     10.31        --         --        --         --           --
------------------------------------------------------------------------------------------------------------------------------------
The Guardian VC 500 Index Fund         2003      8.27      8.20      8.18       7.81      7.75       7.73         9.79           --
                                       2002      6.53      6.49      6.48       6.18      6.14       6.14           --
                                       2001      8.52      8.48      8.47       8.09      8.07       8.05           --
                                       2000      9.80      9.77      9.77       9.32        --         --           --
                                       1999     10.86     10.86     10.86      10.37        --         --           --
------------------------------------------------------------------------------------------------------------------------------------
The Guardian VC Asset Allocation       2003      9.81      9.72      9.70       9.29        --       9.19        10.02           --
  Fund                                 2002      7.78      7.73      7.71       7.38        --       7.33           --
                                       2001      9.83      9.79      9.77         --        --       9.31           --
                                       2000     10.94     10.92     10.91      10.44        --      10.41           --
                                       1999     10.76     10.75     10.75         --        --         --           --
------------------------------------------------------------------------------------------------------------------------------------
The Guardian VC High Yield Bond        2003     11.34     11.24     11.21      10.93     10.84      10.82        11.33           --
  Fund                                 2002      9.73      9.67      9.65       9.41        --       9.34           --
                                       2001      9.73      9.68      9.67       9.43        --         --           --
                                       2000      9.51      9.49      9.48         --        --       9.22           --
                                       1999     10.26     10.25     10.25         --        --         --           --
------------------------------------------------------------------------------------------------------------------------------------



                                                                   -------------
APPENDIX                                                           PROSPECTUS 51
                                                                   -------------

7yrEDB = Seven Year Enhanced Death Benefit                           LB = Living Benefit
CAEDB  = Contract Anniversary Enhanced Death Benefit                 EB = Earnings Benefit

                                                                              CONTRACT TYPE
                                       ---------------------------------------------------------------------------------------------
                                       YEAR                 7yr                        7yr EDB      CAEDB        CAEDB       7yrEDB
INVESTMENT OPTION                       END     BASIC       EDB     CAEDB         LB    and LB     and LB    LB and EB    LB and EB
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Low Duration Bond
  Fund                                 2003    $10.88    $10.07    $10.07     $10.07        --     $10.06           --           --
------------------------------------------------------------------------------------------------------------------------------------
The Guardian UBS VC Large Cap
  Fund                                 2003     13.06     13.03     13.03      13.03        --      13.00           --           --
------------------------------------------------------------------------------------------------------------------------------------
The Guardian UBS VC Small Cap
  Fund                                 2003     13.39     13.36     13.36      13.36        --      13.33           --           --
------------------------------------------------------------------------------------------------------------------------------------
Gabelli Capital Asset Fund             2003     17.16     16.94     12.54      12.29     12.19      12.17        11.01           --
                                       2002     12.83     12.69      9.40       9.21      9.16       9.14         8.29
                                       2001     15.16     15.03     11.13      10.91     10.87      10.86           --
                                       2000     14.97     14.87     11.02      10.80        --      10.77           --
                                       1999     14.36     14.29     10.60         --        --         --           --
                                       1998     12.14     12.11        --         --        --         --           --
                                       1997     11.00     10.99        --         --        --         --           --
------------------------------------------------------------------------------------------------------------------------------------
Baillie Gifford International Fund     2003     10.32     10.19      7.89       7.05      7.00       6.98        10.28           --
                                       2002      8.04      7.95      6.16       5.51      5.48       5.46           --
                                       2001      9.89      9.80      7.60       6.79      6.75       6.75           --
                                       2000     12.58     12.50      9.69       8.66      8.64       8.64           --
                                       1999     15.92     15.85     12.30         --        --         --           --
                                       1998     11.59     11.56        --         --        --         --           --
                                       1997      9.69      9.68        --         --        --         --           --
------------------------------------------------------------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund  2003     10.91     10.77     13.94      11.42     11.33      11.31        11.89           --
                                       2002      7.18      7.10      9.19       7.53      7.49       7.48         7.88
                                       2001      7.76      7.69      9.96       8.17        --         --           --
                                       2000      7.39      7.34      9.51       7.80        --         --           --
                                       1999     10.37     10.32     13.38         --        --         --           --
                                       1998      6.10      6.08        --         --        --         --           --
                                       1997      8.43      8.42        --         --        --         --           --
------------------------------------------------------------------------------------------------------------------------------------
Value Line Centurion Fund              2003      9.89      9.77      7.31       6.79      6.74       6.72           --           --
                                       2002      8.38      8.30      6.21       5.77      5.74       5.73           --
                                       2001     11.02     10.92      8.18       7.60      7.56       7.56           --
                                       2000     13.34     13.25      9.93       9.22      9.20       9.20           --
                                       1999     15.43     15.36     11.52         --        --         --           --
                                       1998     12.18     12.15        --         --        --         --           --
------------------------------------------------------------------------------------------------------------------------------------
Value Line Strategic Asset             2003     13.63     13.46      9.36       8.91      8.84       8.82        10.06           --
  Management Trust                     2002     11.85     11.72      8.15       7.76      7.72       7.70         8.80
                                       2001     13.71     13.60      9.46       9.01      8.97       8.96           --
                                       2000     15.95     15.84     11.03      10.50     10.48      10.48           --
                                       1999     15.84     15.77     10.99         --        --         --           --
                                       1998     12.90     12.87        --         --        --         --           --
                                       1997     10.25     10.24        --         --        --         --           --
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund -   2003      8.35      8.28      8.27       7.00      6.95       6.93         9.75           --
  Series I                             2002      6.53      6.49      6.48       5.49      5.46       5.45         7.68
                                       2001      8.74      8.70      8.70       7.37      7.34       7.33           --
                                       2000     11.54     11.51     11.51       9.75      9.73       9.73           --
                                       1999     13.12     13.11     13.12         --        --         --           --
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Utilities Fund -       2003      7.36      7.29      7.26       6.27        --       6.21           --           --
  Series I                             2002      6.26      6.22      6.20       5.35        --       5.31           --
                                       2001      8.52      8.47      8.45       7.29        --       7.26           --
                                       2000     11.97     11.93     11.90      10.27        --      10.24           --
                                       1999     12.40     12.39     12.36         --        --         --           --
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund -  2003     11.87     11.79     11.77      11.77     11.69      11.67        10.60           --
  Series I                             2002     11.89     11.83     11.82      11.82     11.76      11.75        10.71
                                       2001     10.99     10.96     10.95      10.95     10.92      10.91           --
                                       2000     10.46     10.45        --      10.45        --      10.44           --
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund -         2003      6.98      6.92      7.03       6.48      6.43       6.42           --           --
  Series I                             2002      5.65      5.61      5.71       5.26      5.23       5.22           --
                                       2001      8.21      8.17      8.31       7.66      7.64       7.62           --
                                       2000      9.51      9.48      9.65       8.89      8.87       8.87           --
                                       1999     11.28     11.27     11.47         --        --         --           --
------------------------------------------------------------------------------------------------------------------------------------



-------------
52 PROSPECTUS                                                           APPENDIX
-------------

7yrEDB = Seven Year Enhanced Death Benefit                           LB = Living Benefit
CAEDB  = Contract Anniversary Enhanced Death Benefit                 EB = Earnings Benefit

                                                                              CONTRACT TYPE
                                       ---------------------------------------------------------------------------------------------
                                       YEAR                 7yr                        7yr EDB      CAEDB        CAEDB       7yrEDB
INVESTMENT OPTION                       END     BASIC       EDB     CAEDB         LB    and LB     and LB    LB and EB    LB and EB
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Growth & Income      2003     10.43     10.39     10.38      10.38     10.35      10.34        10.30           --
  Portfolio - Class B                  2002      7.99      7.98      7.97       7.97        --       7.96           --
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Premier Growth       2003    $ 9.64    $ 9.61    $ 9.60     $ 9.60    $   --     $ 9.56       $ 9.52       $   --
  Portfolio - Class B                  2002      7.91      7.90      7.90       7.90        --       7.91         7.87
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Technology           2003      9.65      9.62      9.61       9.61        --       9.57           --           --
  Portfolio - Class B                  2002      6.80      6.80        --       6.79        --         --           --
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Value Portfolio -    2003     10.78     10.74     10.73      10.73     10.70      10.69        10.64           --
  Class B                              2002      8.50      8.49      8.48       8.48        --       8.47         8.45
------------------------------------------------------------------------------------------------------------------------------------
Davis Financial Portfolio              2003     11.31     11.21     12.05      12.46     12.36      12.34        10.67           --
                                       2002      8.67      8.61      9.26       9.57        --       9.50         8.25
                                       2001     10.56     10.51     11.30      11.69        --      11.65           --
                                       2000     11.93     11.89     12.80      13.24        --      13.20           --
                                       1999      9.22      9.21      9.92         --        --         --           --
------------------------------------------------------------------------------------------------------------------------------------
Davis Real Estate Portfolio            2003     15.89     15.74     17.03      19.18        --      18.98        12.99           --
                                       2002     11.76     11.68     12.64      14.23        --      14.12         9.69
                                       2001     11.25     11.19     12.12      13.64        --      13.57           --
                                       2000     10.80     10.76     11.66      13.13        --      13.10           --
                                       1999      8.86      8.86        --         --        --         --           --
------------------------------------------------------------------------------------------------------------------------------------
Davis Value Portfolio                  2003     10.32     10.23     10.64      10.53     10.44      10.42        10.69           --
                                       2002      8.05      8.00      8.32       8.24      8.19       8.18         8.40
                                       2001      9.74      9.69     10.09       9.99      9.95       9.92           --
                                       2000     11.01     10.97     11.43      11.31        --      11.28           --
                                       1999     10.20     10.19     10.62         --        --         --           --
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio -    2003     10.03      9.94     10.14       9.53      9.45       9.43        110.2           --
  Service Class                        2002      7.91      7.86      8.02       7.54      7.49       7.48           --
                                       2001      8.85      8.80      8.99       8.45      8.41       8.40           --
                                       2000     10.22     10.19     10.42       9.78        --       9.76           --
                                       1999     11.10     11.08     11.34         --        --         --           --
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income             2003      9.90      9.81     10.23      10.66     10.58      10.56        10.22           --
  Portfolio - Service Class            2002      7.70      7.64      7.98       8.31      8.26       8.25         8.01
                                       2001      9.39      9.35      9.76      10.17     10.13      10.12           --
                                       2000     10.02      9.99     10.44      10.88        --      10.85           --
                                       1999      9.37      9.36      9.78         --        --         --           --
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities      2003      6.64      6.58      6.84       6.96      6.91       6.89        10.05           --
  Portfolio - Service Class            2002      5.18      5.15      5.36       5.45      5.42       5.41         7.91
                                       2001      6.72      6.69      6.97       7.09      7.05       7.05           --
                                       2000      7.95      7.93      8.27       8.41        --       8.39           --
                                       1999      9.73      9.72     10.13         --        --         --           --
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio -       2003     19.86     19.68     18.81      16.99     16.85      16.81        11.72           --
  Service Class                        2002     14.52     14.41     13.79      12.45     12.37      12.35         8.63
                                       2001     16.31     16.23     15.53      14.02     13.97      13.95           --
                                       2000     17.10     17.04     16.32      14.73        --      14.70           --
                                       1999     12.87     12.85     12.31         --        --         --           --
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities -          2003     10.38     10.34     10.34      10.33        --      10.29        10.25           --
  Class 2                              2002      7.95      7.94      7.94       7.94        --       7.92           --
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Mid Cap Growth             2003      6.55      6.48      5.89       4.30      4.26       4.26           --           --
  Portfolio                            2002      4.91      4.87      4.42       3.23      3.21       3.21           --
                                       2001      6.90      6.86      6.23       4.55      4.53       4.53           --
                                       2000     11.53     11.50     10.45       7.63      7.61       7.61           --
                                       1999     17.13     17.12     15.56         --        --         --           --
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Capital Appreciation       2003      8.18      8.10      8.41       6.76      6.71       6.69        10.13           --
  Portfolio                            2002      6.87      6.82      7.08       5.69      5.66       5.65           --
                                       2001      8.25      8.21      8.52       6.86      6.83       6.82           --
                                       2000     10.67     10.63     11.05       8.89      8.98       8.86           --
                                       1999     13.20     13.19     13.71         --        --         --           --
------------------------------------------------------------------------------------------------------------------------------------



                                                                   -------------
APPENDIX                                                           PROSPECTUS 53
                                                                   -------------

7yrEDB = Seven Year Enhanced Death Benefit                           LB = Living Benefit
CAEDB  = Contract Anniversary Enhanced Death Benefit                 EB = Earnings Benefit

                                                                              CONTRACT TYPE
                                       ---------------------------------------------------------------------------------------------
                                       YEAR                 7yr                        7yr EDB      CAEDB        CAEDB       7yrEDB
INVESTMENT OPTION                       END     BASIC       EDB     CAEDB         LB    and LB     and LB    LB and EB    LB and EB
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio           2003    $ 7.26    $ 7.20    $ 7.11     $ 6.27    $ 6.22     $ 6.21       $   --       $   --
                                       2002      5.58      5.54      5.48       4.83      4.80       4.79           --
                                       2001      7.69      7.65      7.57       6.67      6.65       6.64           --
                                       2000     10.35     10.32     10.21       9.00        --       8.98           --
                                       1999     12.26     12.25     12.13      10.70        --         --           --
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth           2003      8.33      8.25      7.97       6.33      6.28       6.27         9.11           --
  Portfolio                            2002      6.80      6.75      6.52       5.18      5.15       5.14         7.49
                                       2001      9.24      9.20      8.89       7.06      7.03       7.03           --
                                       2000     12.07     12.03     11.64       9.24        --       9.22           --
                                       1999     14.49     14.48     14.01      11.13        --         --           --
------------------------------------------------------------------------------------------------------------------------------------
Jennison - Class II                    2003      7.69      7.65      7.64       7.64        --       7.59           --           --
                                       2002      6.01      5.99      5.99       5.99        --       5.96           --
                                       2001      8.84      8.83      8.83         --        --         --           --
------------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series             2003      6.83      6.77      6.54       5.17      5.13       5.12         9.08           --
                                       2002      5.31      5.27      5.10       4.03      4.01       4.00           --
                                       2001      8.12      8.08      7.82       6.18      6.14       6.15           --
                                       2000     12.36     12.32     11.93       9.43      9.41       9.41           --
                                       1999     15.57     15.55     15.07         --        --         --           --
------------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series             2003     10.33     10.22      7.95       7.94        --       7.86         9.45           --
                                       2002      8.58      8.49      6.61       6.60      6.56       6.55         7.89
                                       2001     11.00     10.90      8.49       8.48      8.44       8.44           --
                                       2000     13.25     13.16     10.26      10.24        --      10.22           --
                                       1999     13.44     13.38     10.43         --        --         --           --
                                       1998     12.76     12.72        --         --        --         --           --
------------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series               2003     11.60     11.50     11.83       8.97      8.90       8.88           --           --
                                       2002      8.78      8.72      8.98       6.81      6.77       6.76           --
                                       2001     13.01     12.95     13.34      10.12     10.08      10.06           --
                                       2000     13.87     13.83     14.26      10.81     10.79      10.78           --
                                       1999     14.33     14.32     14.77         --        --         --           --
------------------------------------------------------------------------------------------------------------------------------------
MFS Research Series                    2003      7.59      7.53      7.68       7.12      7.06       7.05         9.23           --
                                       2002      6.17      6.12      6.25       5.80      5.76       5.75           --
                                       2001      8.27      8.23      8.41       7.80      7.77       7.76           --
                                       2000     10.64     10.61     10.84      10.06     10.03      10.03           --
                                       1999     11.32     11.31     11.56         --        --         --           --
------------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series                2003     11.89     11.78     11.99      12.23     12.13      12.11        10.41        10.41
                                       2002     10.35     10.28     10.47      10.67     10.61      10.59         9.13
                                       2001     11.05     11.00     11.21      11.42     11.37      11.37           --
                                       2000     11.16     11.13     11.35      11.57     11.55      11.54           --
                                       1999      9.74      9.73      9.93         --        --         --           --
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
  Growth and Income Portfolio -        2003     10.38     10.35     10.34      10.34     10.30      10.29        10.25           --
Class II                               2002      8.23      8.22      8.22       8.22        --       8.21           --
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust       2003     10.64     10.61     10.60      10.60     10.56      10.55        10.51           --
  Government Portfolio - Class II      2002     10.62     10.60     10.60      10.60     10.58      10.58        10.56
------------------------------------------------------------------------------------------------------------------------------------



-------------
54 PROSPECTUS                                                           APPENDIX
-------------

7yrEDB = Seven Year Enhanced Death Benefit                           LB = Living Benefit
CAEDB  = Contract Anniversary Enhanced Death Benefit                 EB = Earnings Benefit

                                                                              CONTRACT TYPE
                                       ---------------------------------------------------------------------------------------------
                                       YEAR                      7yr                        7yr EDB      CAEDB      CAEDB     7yrEDB
INVESTMENT OPTION                       END        BASIC         EDB       CAEDB        LB   and LB     and LB  LB and EB  LB and EB
------------------------------------------------------------------------------------------------------------------------------------
Guardian Cash Fund                     2003    5,435,999   1,389,770   1,050,898    58,911    5,407     24,604     13,566        931
                                       2002    7,199,694   2,233,180   1,245,522    55,066    5,113     15,736         --
                                       2001    7,257,705   3,021,098   1,074,056    31,798    1,986     11,777         --
                                       2000    4,248,318   1,907,893     562,836     9,750    2,254     10,164         --
                                       1999    3,621,007   2,185,124      52,362        --       --         --         --
                                       1998    1,863,034   1,193,444          --        --       --         --         --
                                       1997      236,194     252,513          --        --       --         --         --
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Stock Fund                2003   14,206,240   4,733,893   1,565,962   113,655   14,569    114,051      2,132         --
                                       2002   15,217,940   5,343,737   1,654,148    89,370   10,480     77,983         --
                                       2001   17,443,809   6,659,814   1,597,322    63,037    1,682     56,172         --
                                       2000   18,666,919   7,845,613   1,390,405    49,534    1,346    101,721         --
                                       1999   14,520,394   6,829,408     100,936     1,369       --         --         --
                                       1998   11,216,779   5,229,812          --        --       --         --         --
                                       1997    1,140,651   1,035,889          --        --       --         --         --
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Bond Fund                 2003    4,939,541   1,442,576     926,247   351,835   30,366    119,759     46,714      3,377
                                       2002    5,186,919   1,775,650     727,554   294,522   24,870    104,698      9,624
                                       2001    3,549,083   1,364,364     273,901   164,881   12,271     74,874         --
                                       2000    2,274,460     932,678      74,369    93,031   11,800     81,665         --
                                       1999    1,979,764     877,200       4,817     5,841       --         --         -
                                       1998    1,405,204     714,752          --        --       --         --         -
                                       1997       80,998     235,639          --        --       --         --         -
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund      2003    2,305,232     847,901     261,213    20,854    4,377     10.395        728        841
                                       2002    2,104,778     826,035     200,004    11,175    4,047      1,845         --
                                       2001    2,005,547     843,956     145,505     1,781      205        358         --
                                       2000    2,070,647     939,163      92,904       701       --         87         --
                                       1999    1,425,465     821,061         443        --       --         --         --
                                       1998    1,564,027     977,859          --        --       --         --         --
                                       1997      219,901      45,208          --        --       --         --         --
------------------------------------------------------------------------------------------------------------------------------------
The Guardian VC 500 Index Fund         2003    2,015,390     513,171     380,096   312,851   15,038     21,542      2,932         --
                                       2002    1,593,425     372,751     199,686    52,328   11,195      9,307         --
                                       2001    1,222,853     323,788     112,302     6,162      238        727         --
                                       2000      428,826     135,638      36,057     2,787       --         --         --
                                       1999      113,170      49,119       4,794     2,122       --         --         --
------------------------------------------------------------------------------------------------------------------------------------
The Guardian VC Asset Allocation       2003      858,334     346,869     146,205     1,332       --      7,133      1,853         --
  Fund                                 2002      759,471     332,397     159,906     1,163       --      9,544         --
                                       2001      827,036     383,763     152,182        --       --      7,118         --
                                       2000      538,155     166,593      93,911       200       --        402         --
                                       1999       41,897      19,481       8,371        --       --         --         --
------------------------------------------------------------------------------------------------------------------------------------
The Guardian VC High Yield Bond        2003      712,688     128,858     159,944     9,506    2,589     11,087      4,012         --
  Fund                                 2002      358,130      77,423      69,602     3,714       --      1,992         --
                                       2001      318,819      66,831      61,137     1,619       --         --         --
                                       2000       73,587      18,835      37,662        --       --      3,253         --
                                       1999       15,385       6,477         519        --       --         --         --
------------------------------------------------------------------------------------------------------------------------------------
Gabelli Capital Asset Fund             2003    3,307,791   1,045,667     541,868    68.570    8,543     41,112      5,809         --
                                       2002    3,038,289   1,079,841     362,065    49,084    5,075     30,036      1,855
                                       2001    2,579,789   1,199,255     133,409    17,649    2,911      4,337         --
                                       2000    1,606,572     961,456      37,286       404       --         --         --
                                       1999    1,551,862     987,057       7,324        --       --         --         --
                                       1998    1,164,807     782,502          --        --       --         --         --
                                       1997       60,181      69,958          --        --       --         --         --
------------------------------------------------------------------------------------------------------------------------------------
Baillie Gifford International Fund     2003    1,674,633     689,482     323,932    32,932    2,773     20,897      5,882         --
                                       2002    1,553,916     712,061     198,216    15,566      384      3,248         --
                                       2001    1,636,133     844,261     134,899     5,888      248        518         --
                                       2000    1,694,626     896,047     150,485     5,996    1,884        477         --
                                       1999    1,301,917     789,579      12,370        --       --         --         --
                                       1998      925,784     582,412          --        --       --         --         --
                                       1997       62,578      73,071          --        --       --         --         --
------------------------------------------------------------------------------------------------------------------------------------
The Guardian VC Low Duration Bond
  Fund                                 2003      119,694      35,234      22,081     5,569       --      2,005         --         --
------------------------------------------------------------------------------------------------------------------------------------
The Guardian UBS VC Large Cap Value
  Fund                                 2003       59,323      17,289      16,663     4,342       --      3,296         --         --
------------------------------------------------------------------------------------------------------------------------------------



                                                                   -------------
APPENDIX                                                           PROSPECTUS 55
                                                                   -------------

7yrEDB = Seven Year Enhanced Death Benefit                           LB = Living Benefit
CAEDB  = Contract Anniversary Enhanced Death Benefit                 EB = Earnings Benefit

                                                                              CONTRACT TYPE
                                       ---------------------------------------------------------------------------------------------
                                       YEAR                      7yr                        7yr EDB      CAEDB      CAEDB     7yrEDB
INVESTMENT OPTION                       END        BASIC         EDB       CAEDB        LB   and LB     and LB  LB and EB  LB and EB
------------------------------------------------------------------------------------------------------------------------------------
The Guardian UBS VC Small Cap
  Value Fund                           2003      208,597      22,550      16,957     4,388       --      3,401         --         --
------------------------------------------------------------------------------------------------------------------------------------
Baillie Gifford Emerging Markets       2003      838,139     234,863      92,964    16,344    2,922      3,136      1,247         --
  Fund                                 2002      731,421     269,075      52,420     5,151    2,851      2,147      1,552
                                       2001      559,257     270,725      19,669     1,717       --         --         --
                                       2000      509,888     258,376      22,553       635       --         --         --
                                       1999      287,364     212,200          40        --       --         --         --
                                       1998      160,493     129,642          --        --       --         --         --
                                       1997       31,926      47,030          --        --       --         --         --
------------------------------------------------------------------------------------------------------------------------------------
Value Line Centurion Fund              2003    2,195,968     508,113     157,819    46,017      342     23,011         --         --
                                       2002    2,214,030     591,037     166,000    23,616      421      5,029         --
                                       2001    2,537,274     702,121     172,833     8,120      488      1,845         --
                                       2000    2,572,156     784,567     142,734     2,594      237      1,556         --
                                       1999    1,958,842     734,392      12,558        --       --         --         --
                                       1998      820,180     345,804          --        --       --         --         --
------------------------------------------------------------------------------------------------------------------------------------
Value Line Strategic Asset             2003    7,851,130   2,532,367   1,145,602   111,046   14,621     91,740      9,480         --
  Management Trust                     2002    8,313,271   3,025,084   1,219,460    88,882   15,928    103,819      6,392
                                       2001    9,350,224   3,715,408   1,082,143    36,636   20,137     89,455         --
                                       2000    8,756,940   3,721,706     663,096    13,392    1,113     57,160         --
                                       1999    6,322,183   2,869,022      67,525        --       --         --         --
                                       1998    3,577,618   1,764,142          --        --       --         --         --
                                       1997      214,130     218,490          --        --       --         --         --
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund -   2003      972,882     225,131     226,707    59.576    3,360     29,278        850         --
  Series I                             2002      908,369     219,149     229,900    30,504    1,662     25,928        907
                                       2001    1,056,737     249,276     247,049    21,786    2,073     16,458         --
                                       2000      938,750     227,402     153,793    17,023    3,588     10,895         --
                                       1999      154,399      58,378      15,588        --       --         --         --
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Utilities Fund -       2003      275,853      88,649      62,128     3,425       --      1,842         --         --
  Series I                             2002      315,440     101,412      47,271     1,853       --      1,317         --
                                       2001      404,103     125,234      41,198       442       --      1,317         --
                                       2000      262,180     111,172      29,447       436       --      1,781         --
                                       1999       39,656      50,258       4,618        --       --         --         --
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities         2003    1,309,533     236,188     302,759   211,960   14,550     69,805     12,697         --
  Fund - Series I                      2002    1,006,940     237,433     185,102   133,142    9,784     22,261      3,295
                                       2001      216,953      41,797      70,242    43,554      903     10,010         --
                                       2000        8,572       7,282          --     4,332       --      9,734         --
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity                2003    2,406,135     592,596     465,331    33,494    4,347      8,779         --         --
  Fund - Series I                      2002    2,845,970     717,577     529,146    39,861      993      7,387         --
                                       2001    3,484,843     943,636     665,027    17,863      399      5,782         --
                                       2000    3,193,590     947,681     568,617    14,435      145      5,736         --
                                       1999    1,129,019     389,988      47,122        --       --         --         --
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Growth & Income      2003      277,853      45,911      56,236    22,966    3,773     25,966      1,804         --
  Portfolio - Class B                  2002       29,249      13,110      14,579    11,495       --     10,281         --
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Premier Growth       2003      114,440      22,309      45,407    15,828       --      6,916      3,715         --
  Portfolio - Class B                  2002       10,271         642       1,570     2,928       --         70      3,998
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Technology           2003      152,722      40,827      25,621    13,014       --        344         --         --
  Portfolio - Class B                  2002        6,459         344          --     1,124       --         --         --
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Value Portfolio -    2003      164,578      23,771      29,279    14,762      711      6,793      5,880         --
  Class B                              2002       37,259       6,690       7,664     8,035       --        537      1,601
------------------------------------------------------------------------------------------------------------------------------------
Davis Financial Portfolio              2003      628,845     243,928     100,111    21,368      727     10,509     13,582         --
                                       2002      594,420     307,651      97,310    10,392       --      5,845        430
                                       2001      622,789     386,094      89,570     4,842       --        213         --
                                       2000      353,099     308,658      22,819       218       --        127         --
                                       1999      148,313     169,937       6,321        --       --         --         --
------------------------------------------------------------------------------------------------------------------------------------
Davis Real Estate Portfolio            2003      810,735     177,570      95,623    29,539       --     16,367      1,718         --
                                       2002      379,853     136,119      51,696    17,952       --      8,307      1,625
                                       2001      117,918      68,928      15,116     3,903       --        421         --
                                       2000       51,794      64,538         656     1,106       --        386         --
                                       1999       13,467       4,942          --        --       --         --         --
------------------------------------------------------------------------------------------------------------------------------------



-------------
56 PROSPECTUS                                                           APPENDIX
-------------

7yrEDB = Seven Year Enhanced Death Benefit                           LB = Living Benefit
CAEDB  = Contract Anniversary Enhanced Death Benefit                 EB = Earnings Benefit

                                                                              CONTRACT TYPE
                                       ---------------------------------------------------------------------------------------------
                                       YEAR                      7yr                        7yr EDB      CAEDB      CAEDB     7yrEDB
INVESTMENT OPTION                       END        BASIC         EDB       CAEDB        LB   and LB     and LB  LB and EB  LB and EB
------------------------------------------------------------------------------------------------------------------------------------
Davis Value Portfolio                  2003    2,518,963     724,432     403,037   106,707   12,693     29,580     23,119         --
                                       2002    2,389,884     798,415     363,357    67,576    8,911      8,176      2,917
                                       2001    2,414,468     820,057     326,449    24,774      763        279         --
                                       2000    1,807,133     766,370     163,001     1,783       --        133         --
                                       1999      722,104     409,555       6,916        --       --         --         --
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio -    2003    3,097,966   1,125,707     555,413   166,142   10,550     71,915      4,734         --
  Service Class                        2002    2,686,257   1,040,483     385,031    64,683    4,698     24,942         --
                                       2001    2,472,409   1,063,061     324,244    25,574      226     17,446         --
                                       2000    2,129,144   1,065,799     201,154    11,540       --     10,113         --
                                       1999      878,721     501,256      22,453        --       --         --         --
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income             2003    2,655,606     694,686     630,289   105,039   13,564     57,627     11,169         --
  Portfolio - Service Class            2002    2,328,445     614,416     379,675    74,929   13,705     37,323      7,056
                                       2001    1,522,987     436,024     161,500    15,740   14,265     29,387         --
                                       2000      688,226     216,051      27,839       178       --        271         --
                                       1999      282,515      98,110      13,102        --       --         --         --
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities      2003      952,861     272,368      96,467    19,546    4,574     11,109      1,425         --
  Portfolio - Service Class            2002      521,336     157,953      79,180     7,989      914      3,432      1,606
                                       2001      625,656     180,707      71,131     3,603      274      6,553         --
                                       2000      538,257     183,503      55,803     1,710       --      6,155         --
                                       1999      218,432     121,432       7,563        --       --         --         --
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio -       2003    1,947,861     448,165     369,073    53,869    4,885     20,038      4,546         --
  Service Class                        2002    1,633,967     440,908     291,887    35,805    3,423      9,028        966
                                       2001    1,312,084     375,618     225,441     6,444      911      4,297         --
                                       2000    1,169,499     283,170     173,341     1,121       --      5,045         --
                                       1999      115,626      28,549       3,872        --       --         --         --
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities -          2003      319,090      65,339      63,049    22,874       --     13,428      2,630         --
  Class 2                              2002       52,976      27,420      11,844     5,735       --      2,677         --
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Mid Cap Growth             2003    2,030,971     564,915     378,885    27,634    1,804     44,067         --         --
  Portfolio                            2002    2,162,265     609,264     337,684    20,121      826     30,309         --
                                       2001    2,658,196     838,123     381,219    19,751    1,504     29,928         --
                                       2000    3,519,640   1,433,854     344,804    17,148    3,414     29,117         --
                                       1999    1,036,284     532,518      15,869        --       --         --         --
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Capital Appreciation       2003    1,797,022     722,047     346,510    16,774    2,270      5,873        738         --
  Portfolio                            2002    2,060,171     908,044     392,480    10,641    1,602      2,633         --
                                       2001    2,475,497   1,098,728     424,511     7,221    1,603        645         --
                                       2000    2,728,350   1,347,298     363,412     4,184    3,148        350         --
                                       1999    1,765,832     621,635      55,123        --       --         --         --
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio           2003    1,752,385     525,471     303,120    62,866    1,568     44,253         --         --
                                       2002    2,063,165     653,878     353,551    61,818      889     28,898         --
                                       2001    2,612,236     910,425     414,743    49,511    1,963     25,536         --
                                       2000    2,482,700     852,664     335,068    29,099       --     26,365         --
                                       1999      888,418     309,594      20,303     2,060       --         --         --
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth           2003    2,242,493     839.525     511.130    31,897    2,191     24,669        590         --
  Portfolio                            2002    2,685,955   1,010,507     585,817    34,392    2,260     23,450        461
                                       2001    2,911,044   1,137,877     629,551    21,572    3,784     21,813         --
                                       2000    2,778,860   1,081,477     467,136    13,610       --     18,626         --
                                       1999      636,892     318,242      20,814     1,343       --         --         --
------------------------------------------------------------------------------------------------------------------------------------
Jennison Class II                      2003      133,093       9,679      24,369    25,653       --     18,379         --         --
                                       2002      100,190       5,819      18,478     2,913       --      2,575         --
                                       2001       44,728       3,609       2,603        --       --         --         --
------------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series             2003      843,274     210,417     214,677    30,311    3,203     19,815      1,445         --
                                       2002      760,210     231,505     215,215    20,320      777      6,181         --
                                       2001      880,795     269,702     213,145     3,601       87      5,675         --
                                       2000      777,288     264,468     161,066     1,200       70      4,210         --
                                       1999      190,540      75,946      11,012        --       --         --         --
------------------------------------------------------------------------------------------------------------------------------------



                                                                   -------------
APPENDIX                                                           PROSPECTUS 57
                                                                   -------------

7yrEDB = Seven Year Enhanced Death Benefit                           LB = Living Benefit
CAEDB  = Contract Anniversary Enhanced Death Benefit                 EB = Earnings Benefit

                                                                              CONTRACT TYPE
                                       ---------------------------------------------------------------------------------------------
                                       YEAR                      7yr                        7yr EDB      CAEDB      CAEDB     7yrEDB
INVESTMENT OPTION                       END        BASIC         EDB       CAEDB        LB   and LB     and LB  LB and EB  LB and EB
------------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series             2003    1,727,719     951,551     200,740    36,543       --     25,687      8,646         --
                                       2002    1,995,074   1,120,973     162,469    27,304      801     24,144      1,591
                                       2001    2,292,232   1,405,022     154,279     4,260      802     21,142         --
                                       2000    2,391,142   1,521,920     122,677       561       --      4,667         --
                                       1999    2,513,945   1,597,899      24,219        --       --         --         --
                                       1998    1,743,600   1,076,023          --        --       --         --         --
------------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series               2003      628,408     166,380     188,123    71,610    2,328     25,275         --         --
                                       2002      544,285     176,227      96,711    36,191    1,810     23,718         --
                                       2001      550,815     196,318      87,181    15,248    4,505     15,728         --
                                       2000      389,769     155,726      50,848     1,569      486      1,155         --
                                       1999       27,979      43,323       3,226        --       --         --         --
------------------------------------------------------------------------------------------------------------------------------------
MFS Research Series                    2003      259,556      53,190      54,979    12,473    3,123      5,804      4,176         --
                                       2002      262,883      62,349      36,734     3,695    1,958      5,356         --
                                       2001      354,286      81,667      43,821     4,433    1,226      1,599         --
                                       2000      278,735      68,687      17,439     3,102      941      1,611         --
                                       1999       37,056      19,166         584        --       --         --         --
------------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series                2003    4,071,726     729,008     704,913    68,618    7,634     27,870     17,788      3,692
                                       2002    2,995,050     606,790     502,298    45,647    9,191     17,326      2,957
                                       2001    1,576,891     437,404     247,904    14,448      172      1,558         --
                                       2000      376,061     177,865      45,873       612    1,385        153         --
                                       1999      128,045      61,489       1,332        --       --         --         --
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
  Growth and Income Portfolio -        2003      379,464     121,860     128,348    37,186      960     20,473      5,024         --
  Class II                             2002       61,244      29,309      26,971     5,271       --      1,772         --
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust       2003      859,725     139,696     132,495   143,331    5,631     47,950     25,897         --
  Government Portfolio - Class II      2002      382,734     137,074      31,017    58,859       83     11,222      8,109
------------------------------------------------------------------------------------------------------------------------------------





-------------
58 PROSPECTUS                                                           APPENDIX
-------------

INDIVIDUAL FLEXIBLE PREMIUM
DEFERRED VARIABLE
ANNUITY CONTRACT


Issued Through The Guardian Separate Account E of
The Guardian Insurance & Annuity Company, Inc.


Statement of Additional Information dated May 1, 2004


This Statement of Additional Information is not a prospectus but should be read in conjunction with the current Prospectus for The Guardian Separate Account E (marketed under the name "The Guardian Investor Retirement Asset Manager") dated May 1, 2004.


A free Prospectus is available upon request by writing or calling:

                 The Guardian Insurance & Annuity Company, Inc.
                             Customer Service Office
                                 P.O. Box 26210
                        Lehigh Valley, Pennsylvania 18002
                                 1-800-221-3253

Read the Prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the Prospectus.

             TABLE OF CONTENTS

                                                                    Page
                                                                    ----
             Services to the Separate Account .................      B-2

             Annuity Payments .................................      B-2

             Tax Status of the Contracts ......................      B-3


             Calculation of Yield Quotations for the
             Guardian Cash Fund Investment Division ...........      B-4

             Valuation of Assets of the Separate Account ......      B-4

             Transferability Restrictions .....................      B-4

             Experts-Financial Statements .....................      B-6



EB-013285 5/03


                                                                             ---
STATEMENT OF ADDITIONAL INFORMATION                                          B-1
                                                                             ---

SERVICES TO THE SEPARATE ACCOUNT

The Guardian Insurance & Annuity Company, Inc. ("GIAC") maintains the books and records of The Guardian Separate Account E (the "Separate Account"). GIAC, a wholly owned subsidiary of The Guardian Life Insurance Company of America, acts as custodian of the assets of the Separate Account. GIAC bears all expenses incurred in the operations of the Separate Account, except the mortality and expense risk charge and the administrative charge (as described in the Prospectus), which are borne by the contract owner.


Guardian Investor Services LLC ("GIS"), a wholly owned subsidiary of GIAC, serves as principal underwriter for the Separate Account pursuant to a distribution and service agreement between GIAC and GIS. The contracts are offered continuously and are sold by GIAC insurance agents who are registered representatives of either Park Avenue Securities LLC ("PAS") or of other broker-dealers which have selling agreements with GIS and GIAC. In the years 2003, 2002 and 2001, GIAC paid commissions through GIS and PAS with respect to the sales of variable annuity contracts in the amount of $43,478,315, $39,993,217 and $33,476,514, respectively.


ANNUITY PAYMENTS

The objective of the contracts is to provide benefit payments (known as annuity payments) which will increase at a rate sufficient to maintain purchasing power at a constant level. For this to occur, the actual net investment return must exceed the assumed investment return by an amount equal to the rate of inflation. Of course, no assurance can be made that this objective will be met. If the assumed interest return were to be increased, benefit payments would start at a higher level but would increase more slowly or decrease more rapidly. Likewise, a lower assumed interest return would provide a lower initial payment with greater increases or lesser decreases in subsequent annuity payments.

Value of an Annuity Unit: The value of an annuity unit is determined independently for each of the Variable Investment Options. For any valuation period, the value of an annuity unit is equal to the value for the immediately preceding valuation period multiplied by the annuity change factor for the current Valuation Period. The annuity unit value for a valuation period is the value determined as of the end of such period. The annuity change factor is equal to the net investment factor for the same valuation period adjusted to neutralize the assumed investment return used in determining the annuity payments. The net investment factor is reduced by (a) the mortality and expense risk charges, (b) administrative expenses and (c) if applicable, any optional benefit rider charge on an annual basis during the life of the contract. The dollar amount of any monthly payment due after the first monthly payment under a Variable Investment Option will be determined by multiplying the number of annuity units by the value of an annuity unit for the valuation period ending ten (10) days prior to the valuation period in which the monthly payment is due.

Determination of the First Monthly Annuity Payment: At the time annuity payments begin, the value of the contract owner's account is determined by multiplying the appropriate variable or fixed accumulation unit value on the valuation period ten (10) days before the date the first variable or fixed annuity payment is due by the corresponding number of variable or fixed accumulation units credited to the contract owner's account as of the date the first annuity payment is due, less any applicable premium taxes not previously deducted.

The contracts contain tables reflecting the dollar amount of the first monthly payment which can be purchased with each $1,000 of value accumulated under the contract. The amounts depend on the variable or fixed annuity payout option selected, the mortality table used under the contract (the 1983 Individual Mortality Table projected using Scale G) and the nearest age of the Annuitant. The first annuity payment is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. Currently, we are using annuity purchase rates we believe to be more favorable to you than those in your contract. We may change these rates from time to time, but the rate will never be less favorable to you than those guaranteed in your contract.

Determination of the Second and Subsequent Monthly Variable Annuity Payments:
The amount of the second and subsequent variable annuity payments is determined by multiplying the number of annuity units by the appropriate annuity unit value as of the valuation period ten (10) days prior to the day such payment is due. The number of annuity units under a contract is determined by dividing the first monthly variable annuity payment by the value of the appropriate annuity unit on the date of such payment. This number of annuity units remains fixed during the variable annuity payment period, provided no transfers among the Variable Investment Options are made. If a transfer among the Variable Investment Options is made, the number of annuity units will be adjusted accordingly.


---
B-2                                          STATEMENT OF ADDITIONAL INFORMATION
---

The assumed investment return under the contract is the measuring point for subsequent variable annuity payments. If the actual net investment return (on an annual basis) remains equal to the assumed investment return, the variable annuity payments will remain constant in amount. If the actual net investment return exceeds the assumed investment return, the variable annuity payment will increase at a rate equal to the amount of such excess. Conversely, if the actual rate is less than the assumed investment return, variable annuity payments will decrease.

For Options V-1, V-2 and V-3, the assumed investment return is 4%. Under Option V-4, you may choose a 0%, 3 1/2% or 5% assumed investment return.

The second and subsequent monthly payments made under a fixed annuity payout option will be equal to the amount of the first monthly fixed annuity payment (described above).

We may provide a contract owner with a personalized report to demonstrate how these calculations would have impacted the income stream had the contract owner annuitized the contract at some time in the past. This report is based on historical information and is not necessarily representative of future performance.

TAX STATUS OF THE CONTRACTS

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

Diversification Requirements. The Internal Revenue Code of 1986, as amended ("Code") requires that the investments of each investment division of the separate account underlying the contracts be "adequately diversified" in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.


Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, we believe that the owner of a contract should not be treated as the owner of the separate account assets. We reserve the right to modify the contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the contracts from being treated as the owners of the underlying separate account assets.


Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of a holder of the contract. Specifically, section 72(s) requires that (a) if any holder dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such holder's death; and (b) if any holder dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such holder's death. These requirements will be considered satisfied as to any portion of a holder's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the holder's death. The designated beneficiary refers to a natural person designated by the holder as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased holder, the contract may be continued with the surviving spouse as the new holder.

The non-qualified contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to qualified contracts.


                                                                             ---
STATEMENT OF ADDITIONAL INFORMATION                                          B-3
                                                                             ---

Calculation of Yield Quotations for The Guardian Cash Fund Investment Division

The yield of the Investment Division of the Separate Account investing in The Guardian Cash Fund represents the net change, exclusive of gains and losses realized by the Investment Division or The Guardian Cash Fund and unrealized appreciation and depreciation with respect to The Guardian Cash Fund's portfolio of securities, in the value of a hypothetical pre-existing contract that is credited with one accumulation unit at the beginning of the period for which yield is determined (the "base period"). The base period generally will be a seven-day period. The current yield for a base period is calculated by dividing
(1) the net change in the value of the contract for the base period (see "Accumulation Period" in the Prospectus) by (2) the value of the contract at the beginning of the base period and multiplying the result by 365/7. Deductions from purchase payments (for example, any applicable premium taxes) and any applicable contingent deferred sales charge assessed at the time of withdrawal or annuitization are not reflected in the computation of current yield of the Investment Division. The determination of net change in contract value reflects all deductions that are charged to a contract owner, in proportion to the length of the base period and the Investment Division's average contract size. The current annualized yield of the Cash Fund Investment Division for the 7-day period ended December 31, 2003 was 0.56%.

Yield also may be calculated on an effective or compound basis, which assumes continual reinvestment by the Investment Division throughout an entire year of net income earned by the Investment Division at the same rate as net income is earned in the base period. The effective or compound yield for a base period is calculated by (1) dividing (i) the net change in the value of the contract for the base period by (ii) the value of the contract as of the beginning of the base period, (2) adding 1 to the result, (3) raising the sum to a power equal to 365 divided by the number of days in the base period, and (4) subtracting 1 from the result. The effective annualized yield of The Guardian Cash Fund Investment Division for the 7-day period ended December 31, 2003 was 0.56%.


The current and effective yields of The Guardian Cash Fund Investment Division will vary depending on prevailing interest rates, the operating expenses and the quality, maturity and type of instruments held in The Guardian Cash Fund's portfolio. Consequently, no yield quotation should be considered as representative of what the yield of the Investment Division may be for any specified period in the future. The yield is subject to fluctuation and is not guaranteed.


VALUATION OF ASSETS OF THE SEPARATE ACCOUNT


The value of Fund shares held in each Investment Division at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of a Fund has been suspended, or payment of redemption value has been postponed for the sole purpose of computing annuity payments, the shares held in the Separate Account (and corresponding annuity units) may be valued at fair value as determined in good faith by GIAC's Board of Directors.

TRANSFERABILITY RESTRICTIONS

Where a contract is owned in conjunction with a retirement plan qualified under the Code a tax-sheltered annuity program or individual retirement account, and notwithstanding any other provisions of the contract, the contract owner may not change the ownership of the contract nor may the contract be sold, assigned or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than GIAC unless the contract owner is the trustee of an employee trust qualified under the Code, the custodian of a custodial account treated as such, or the employer under a qualified non-trusteed pension plan.

EXPERTS - Financial Statements


The consolidated financial statements of GIAC as of December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003 and the financial statements of the Separate Account as of and for the year ended December 31, 2003 and for each of the two years in the period then ended included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.



---
B-4                                          STATEMENT OF ADDITIONAL INFORMATION
---

                       This page intentionally left blank

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS OF
THE GUARDIAN SEPARATE ACCOUNT E
--------------------------------------------------------------------------------

The Guardian Separate Account E

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2003

                                                                                Investment Divisions
                                                           -------------------------------------------------------------
                                                                                                                Guardian
                                                                                Guardian        Guardian         VC High
                                                                Guardian          VC 500        VC Asset           Yield
                                                                   Stock           Index      Allocation            Bond
                                                           -------------   -------------   -------------   -------------
Assets:
   Shares owned in underlying fund .....................       6,964,269       3,325,931       1,593,033       1,390,752
   Net asset value per share (NAV) .....................           27.30            8.14            8.40            8.43
                                                           -------------   -------------   -------------   -------------
     Total Assets (Shares x NAV) .......................   $ 190,124,555   $  27,073,082   $  13,381,476   $  11,724,042
Liabilities:
   Due to The Guardian Insurance & Annuity
   Company, Inc. .......................................         269,712          43,411          20,757          16,568
                                                           -------------   -------------   -------------   -------------
Net Assets .............................................   $ 189,854,843   $  27,029,671   $  13,360,719   $  11,707,474
                                                           =============   =============   =============   =============

Net Assets: Regular Contract
   Contract Value in accumulation period ...............   $ 133,159,076   $  16,665,239   $   8,419,081   $   8,078,836
                                                           -------------   -------------   -------------   -------------
     Net Assets ........................................   $ 133,159,076   $  16,665,239   $   8,419,081   $   8,078,836
     Units Outstanding .................................      14,206,240       2,015,390         858,334         712,688
     Unit Value (accumulation) .........................   $        9.37   $        8.27   $        9.81   $       11.34
Net Assets: Contracts with Living Benefit Rider (LBR)
   Contract Value in accumulation period ...............   $     709,638   $   2,443,460   $      12,370   $     103,899
                                                           -------------   -------------   -------------   -------------
     Net Assets ........................................   $     709,638   $   2,443,460   $      12,370   $     103,899
     Units Outstanding .................................         113,655         312,851           1,332           9,506
     Unit Value (accumulation) .........................   $        6.24   $        7.81   $        9.29   $       10.93
Net Assets: 7 Year Enhanced Death Benefit Rider
   (EDBR)
   Contract Value in accumulation period ...............   $  43,814,472   $   4,206,938   $   3,373,071   $   1,448,140
                                                           -------------   -------------   -------------   -------------
     Net Assets ........................................   $  43,814,472   $   4,206,938   $   3,373,071   $   1,448,140
     Units Outstanding .................................       4,733,893         513,171         346,869         128,858
     Unit Value (accumulation) .........................   $        9.26   $        8.20   $        9.72   $       11.24
Net Assets: 7 Year EDBR Plus LBR or Earnings Benefit
   Rider (EBR)
   Contract Value in accumulation period ...............   $      90,230   $     116,502   $          --   $      28,073
                                                           -------------   -------------   -------------   -------------
     Net Assets ........................................   $      90,230   $     116,502   $          --   $      28,073
     Units Outstanding .................................          14,569          15,038              --           2,589
     Unit Value (accumulation) .........................   $        6.19   $        7.75   $          --   $       10.84
Net Assets: 7 Year EDBR, LBR and EBR
   Contract Value in accumulation period ...............   $          --   $          --   $          --   $          --
                                                           -------------   -------------   -------------   -------------
     Net Assets ........................................   $          --   $          --   $          --   $          --
     Units Outstanding .................................              --              --              --              --
     Unit Value (accumulation) .........................             $--   $          --   $          --   $          --
Net Assets: Contracts with any One Rider,
   Contract Anniversary Enhanced Death Benefit
   (CAEDB), LBR or EBR
   Contract Value in accumulation period ...............   $  10,912,452   $   3,109,260   $   1,418,673   $   1,793,613
                                                           -------------   -------------   -------------   -------------
     Net Assets ........................................   $  10,912,452   $   3,109,260   $   1,418,673   $   1,793,613
     Units Outstanding .................................       1,565,962         380,096         146,205         159,944
     Unit Value (accumulation) .........................   $        6.97   $        8.18   $        9.70   $       11.21

                                                                                Investment Divisions
                                                           -------------------------------------------------------------
                                                               Guardian         Guardian        Guardian
                                                                 VC Low           UBS VC          UBS VC
                                                               Duration        Large Cap       Small Cap        Guardian
                                                                   Bond            Value           Value            Bond
                                                           -------------   -------------   -------------   -------------
Assets:
   Shares owned in underlying fund .....................         200,347         103,142         265,893       8,931,392
   Net asset value per share (NAV) .....................           10.06           12.82           12.94           12.25
                                                           -------------   -------------   -------------   -------------
     Total Assets (Shares x NAV) .......................   $   2,015,495   $   1,322,282   $   3,440,654   $ 109,409,549
Liabilities:
   Due to The Guardian Insurance & Annuity
   Company, Inc. .......................................           3,638           6,260          12,964         152,533
                                                           -------------   -------------   -------------   -------------
Net Assets .............................................   $   2,011,857   $   1,316,022   $   3,427,690   $ 109,257,016
                                                           =============   =============   =============   =============

Net Assets: Regular Contract
   Contract Value in accumulation period ...............   $   1,205,997   $     774,587   $   2,792,209   $  69,713,904
                                                           -------------   -------------   -------------   -------------
     Net Assets ........................................   $   1,205,997   $     774,587   $   2,792,209   $  69,713,904
     Units Outstanding .................................         119,694          59,323         208,597       4,959,541
     Unit Value (accumulation) .........................   $       10.08   $       13.06   $       13.39   $       14.06
Net Assets: Contracts with Living Benefit Rider (LBR)
   Contract Value in accumulation period ...............   $      56,064   $      56,565   $      58,604   $   4,521,462
                                                           -------------   -------------   -------------   -------------
     Net Assets ........................................   $      56,064   $      56,565   $      58,604   $   4,521,462
     Units Outstanding .................................           5,569           4,342           4,388         351,835
     Unit Value (accumulation) .........................   $       10.07   $       13.03   $       13.36   $       12.85
Net Assets: 7 Year Enhanced Death Benefit Rider
   (EDBR)
   Contract Value in accumulation period ...............   $     354,769   $     225,339   $     301,299   $  20,022,881
                                                           -------------   -------------   -------------   -------------
     Net Assets ........................................   $     354,769   $     225,339   $     301,299   $  20,022,881
     Units Outstanding .................................          35,234          17,289          22,550       1,442,576
     Unit Value (accumulation) .........................   $       10.07   $       13.03   $       13.36   $       13.88
Net Assets: 7 Year EDBR Plus LBR or Earnings Benefit
   Rider (EBR)
   Contract Value in accumulation period ...............   $          --   $          --   $          --   $     387,084
                                                           -------------   -------------   -------------   -------------
     Net Assets ........................................   $          --   $          --   $          --   $     387,084
     Units Outstanding .................................              --              --              --          30,366
     Unit Value (accumulation) .........................   $          --   $          --              --   $       12.75
Net Assets: 7 Year EDBR, LBR and EBR
   Contract Value in accumulation period ...............   $          --   $          --   $          --   $      37,105
                                                           -------------   -------------   -------------   -------------
     Net Assets ........................................   $          --   $          --   $          --   $      37,105
     Units Outstanding .................................              --              --              --           3,377
     Unit Value (accumulation) .........................   $          --   $          --   $          --   $       10.99
Net Assets: Contracts with any One Rider,
   Contract Anniversary Enhanced Death Benefit
   (CAEDB), LBR or EBR
   Contract Value in accumulation period ...............   $     222,296   $     216,685   $     226,469   $  12,007,427
                                                           -------------   -------------   -------------   -------------
     Net Assets ........................................   $     222,296   $     216,685   $     226,469   $  12,007,427
     Units Outstanding .................................          22,081          16,633          16,957         926,247
     Unit Value (accumulation) .........................   $       10.07   $       13.03   $       13.36   $       12.96

                                                                         Investment Divisions
                                                           ---------------------------------------------
                                                                                 Gabelli         Baillie
                                                                Guardian         Capital         Gifford
                                                                    Cash           Asset   International
                                                           -------------   -------------   -------------
Assets:
   Shares owned in underlying fund .....................       9,821,913       5,049,995       2,044,606
   Net asset value per share (NAV) .....................           10.00           16.44           13.40
                                                           -------------   -------------   -------------
     Total Assets (Shares x NAV) .......................   $  98,219,128   $  83,021,910   $  27,397,722
Liabilities:
   Due to The Guardian Insurance & Annuity
   Company, Inc. .......................................       6,604,562         115,367          46,817
                                                           -------------   -------------   -------------
Net Assets .............................................   $  91,614,566   $  82,906,543   $  27,350,905
                                                           =============   =============   =============

Net Assets: Regular Contract
   Contract Value in accumulation period ...............   $  62,897,768   $  56,753,893   $  17,279,889
                                                           -------------   -------------   -------------
     Net Assets ........................................   $  62,897,768   $  56,753,893   $  17,279,889
     Units Outstanding .................................       5,435,999       3,307,791       1,674,633
     Unit Value (accumulation) .........................   $       11.57   $       17.16   $       10.32
Net Assets: Contracts with Living Benefit Rider (LBR)
   Contract Value in accumulation period ...............   $     621,884   $     842,707   $     232,246
                                                           -------------   -------------   -------------
     Net Assets ........................................   $     621,884   $     842,707   $     232,246
     Units Outstanding .................................          58,911          68,570          32,932
     Unit Value (accumulation) .........................   $       10.56   $       12.29   $        7.05
Net Assets: 7 Year Enhanced Death Benefit Rider
   (EDBR)
   Contract Value in accumulation period ...............   $  15,878,437   $  17,715,817   $   7,025,109
                                                           -------------   -------------   -------------
     Net Assets ........................................   $  15,878,437   $  17,715,817   $   7,025,109
     Units Outstanding .................................       1,389,770       1,045,667         689,482
     Unit Value (accumulation) .........................   $       11.43   $       16.94   $       10.19
Net Assets: 7 Year EDBR Plus LBR or Earnings Benefit
   Rider (EBR)
   Contract Value in accumulation period ...............   $      56,613   $     104,145   $      19,400
                                                           -------------   -------------   -------------
     Net Assets ........................................   $      56,613   $     104,145   $      19,400
     Units Outstanding .................................           5,407           8,543           2,773
     Unit Value (accumulation) .........................   $       10.47   $       12.19   $        7.00
Net Assets: 7 Year EDBR, LBR and EBR
   Contract Value in accumulation period ...............   $       9,144   $          --   $          --
                                                           -------------   -------------   -------------
     Net Assets ........................................   $       9,144   $          --   $          --
     Units Outstanding .................................             931              --              --
     Unit Value (accumulation) .........................   $        9.82   $          --   $          --
Net Assets: Contracts with any One Rider,
   Contract Anniversary Enhanced Death Benefit
   (CAEDB), LBR or EBR
   Contract Value in accumulation period ...............   $  11,197,884   $   6,792,901   $   2,550,001
                                                           -------------   -------------   -------------
     Net Assets ........................................   $  11,197,884   $   6,792,901   $   2,550,001
     Units Outstanding .................................       1,050,898         541,868         323,099
     Unit Value (accumulation) .........................   $       10.66   $       12.54   $        7.89

See notes to financial statements.


                                   B-6 & B-7

The Guardian Separate Account E

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2003 (continued)

                                                                                  Investment Divisions
                                                          ----------------------------------------------------------------------
                                                                                                                      Value Line
                                                           Baillie Gifford          Guardian                           Strategic
                                                                  Emerging         Small Cap        Value Line             Asset
                                                                   Markets             Stock         Centurion        Management
                                                           ---------------   ---------------   ---------------   ---------------
Assets:
   Shares owned in underlying fund .....................           975,819         2,551,207         1,562,270         8,506,077
   Net asset value per share (NAV) .....................             13.60             17.83             18.15             18.30
                                                           ---------------   ---------------   ---------------   ---------------
     Total Assets (Shares x NAV) .......................   $    13,271,142   $    45,488,023   $    28,355,196   $   155,661,200
Liabilities:
   Due to The Guardian Insurance & Annuity
     Company, Inc. .....................................            30,353            64,351            39,134           221,732
                                                           ---------------   ---------------   ---------------   ---------------
Net Assets .............................................   $    13,240,789   $    45,423,672   $    28,316,062   $   155,439,468
                                                           ===============   ===============   ===============   ===============

Net Assets: Regular Contract
   Contract Value in accumulation period ...............   $     9,144,098   $    30,311,973   $    21,723,781   $   107,018,033
                                                           ---------------   ---------------   ---------------   ---------------
     Net Assets ........................................   $     9,144,098   $    30,311,973   $    21,723,781   $   107,018,033
     Units Outstanding .................................           838,139         2,305,232         2,195,968         7,851,130
     Unit Value (accumulation) .........................   $         10.91   $         13.15   $          9.89   $         13.63
Net Assets: Contracts with Living Benefit Rider (LBR)
   Contract Value in accumulation period ...............   $       186,678   $       235,021   $       312,520   $       989,436
                                                           ---------------   ---------------   ---------------   ---------------
     Net Assets ........................................   $       186,678   $       235,021   $       312,520   $       989,436
     Units Outstanding .................................            16,344            20,854            46,017           111,046
     Unit Value (accumulation) .........................   $         11.42   $         11.27   $          6.79   $          8.91
Net Assets: 7 Year Enhanced Death Benefit Rider
   (EDBR)
   Contract Value in accumulation period ...............   $     2,530,173   $    11,009,193   $     4,963,383   $    34,084,804
                                                           ---------------   ---------------   ---------------   ---------------
     Net Assets ........................................   $     2,530,173   $    11,009,193   $     4,963,383   $    34,084,804
     Units Outstanding .................................           234,863           847,901           508,113         2,532,367
     Unit Value (accumulation) .........................   $         10.77   $         12.98   $          9.77   $         13.46
Net Assets: 7 Year EDBR Plus LBR or Earnings Benefit
   Rider (EBR)
   Contract Value in accumulation period ...............   $        33,103   $        48,927   $         2,307   $       129,224
                                                           ---------------   ---------------   ---------------   ---------------
     Net Assets ........................................   $        33,103   $        48,927   $         2,307   $       129,224
     Units Outstanding .................................             2,922             4,377               342            14,621
     Unit Value (accumulation) .........................   $         11.33   $         11.18   $          6.74   $          8.84
Net Assets: 7 Year EDBR, LBR and EBR
   Contract Value in accumulation period ...............   $            --   $         9,477   $            --   $            --
                                                           ---------------   ---------------   ---------------   ---------------
     Net Assets ........................................   $            --   $         9,477   $            --   $            --
     Units Outstanding .................................                --               841                --                --
     Unit Value (accumulation) .........................   $            --   $         11.27   $            --   $            --
Net Assets: Contracts with any One Rider,
   Contract Anniversary Enhanced Death Benefit
   (CAEDB), LBR or EBR
   Contract Value in accumulation period ...............   $     1,295,466   $     3,564,564   $     1,154,142   $    10,720,283
                                                           ---------------   ---------------   ---------------   ---------------
     Net Assets ........................................   $     1,295,466   $     3,564,564   $     1,154,142   $    10,720,283
     Units Outstanding .................................            92,964           261,213           157,819         1,145,602
     Unit Value (accumulation) .........................   $         13.94   $         13.65   $          7.31   $          9.36

                                                                                     Investment Divisions
                                                           ---------------------------------------------------------------------
                                                                  AIM V.I.          AIM V.I.          AIM V.I.          AIM V.I.
                                                                   Capital            Global        Government           Premier
                                                              Appreciation         Utilities        Securities            Equity
                                                                  Series 1          Series 1          Series 1          Series 1
                                                           ---------------   ---------------   ---------------   ---------------
Assets:
   Shares owned in underlying fund .....................           589,187           284,681         2,093,979         1,212,009
   Net asset value per share (NAV) .....................             21.28             11.16             12.23             20.23
                                                           ---------------   ---------------   ---------------   ---------------
     Total Assets (Shares x NAV) .......................   $    12,537,899   $     3,177,045   $    25,609,366   $    24,518,932
Liabilities:
   Due to The Guardian Insurance & Annuity
     Company, Inc. .....................................            18,204            15,093            41,605            34,386
                                                           ---------------   ---------------   ---------------   ---------------
Net Assets .............................................   $    12,519,695   $     3,161,952   $    25,567,761   $    24,484,546
                                                           ===============   ===============   ===============   ===============

Net Assets: Regular Contract
   Contract Value in accumulation period ...............   $     8,128,218   $     2,030,536   $    15,541,494   $    16,800,269
                                                           ---------------   ---------------   ---------------   ---------------
     Net Assets ........................................   $     8,128,218   $     2,030,536   $    15,541,494   $    16,800,269
     Units Outstanding .................................           972,882           275,853         1,309,533         2,406,135
     Unit Value (accumulation) .........................   $          8.35   $          7.36   $         11.87   $          6.98
Net Assets: Contracts with Living Benefit Rider (LBR)
   Contract Value in accumulation period ...............   $       417,326   $        21,478   $     2,494,222   $       217,127
                                                           ---------------   ---------------   ---------------   ---------------
     Net Assets ........................................   $       417,326   $        21,478   $     2,494,222   $       217,127
     Units Outstanding .................................            59,576             3,425           211,960            33,494
     Unit Value (accumulation) .........................   $          7.00   $          6.27   $         11.77   $          6.48
Net Assets: 7 Year Enhanced Death Benefit Rider
   (EDBR)
   Contract Value in accumulation period ...............   $     1,864,025   $       646,678   $     2,784,063   $     4,100,473
                                                           ---------------   ---------------   ---------------   ---------------
     Net Assets ........................................   $     1,864,025   $       646,678   $     2,784,063   $     4,100,473
     Units Outstanding .................................           225,131            88,649           236,188           592,596
     Unit Value (accumulation) .........................   $          8.28   $          7.29   $         11.79   $          6.92
Net Assets: 7 Year EDBR Plus LBR or Earnings Benefit
   Rider (EBR)
   Contract Value in accumulation period ...............   $        23,349   $            --   $       170,060   $        27,955
                                                           ---------------   ---------------   ---------------   ---------------
     Net Assets ........................................   $        23,349   $            --   $       170,060   $        27,955
     Units Outstanding .................................             3,360                --            14,550             4,347
     Unit Value (accumulation) .........................   $          6.95   $            --   $         11.69   $          6.43
Net Assets: 7 Year EDBR, LBR and EBR
   Contract Value in accumulation period ...............   $            --   $            --   $            --   $            --
                                                           ---------------   ---------------   ---------------   ---------------
     Net Assets ........................................   $            --   $            --   $            --   $            --
     Units Outstanding .................................                --                --                --                --
     Unit Value (accumulation) .........................   $            --   $            --   $            --   $            --
Net Assets: Contracts with any One Rider,
   Contract Anniversary Enhanced Death Benefit
   (CAEDB), LBR or EBR
   Contract Value in accumulation period ...............   $     1,874,943   $       451,327   $     3,562,695   $     3,272,142
                                                           ---------------   ---------------   ---------------   ---------------
     Net Assets ........................................   $     1,874,943   $       451,327   $     3,562,695   $     3,272,142
     Units Outstanding .................................           226,707            62,128           302,759           465,331
     Unit Value (accumulation) .........................   $          8.27   $          7.26   $         11.77   $          7.03

                                                                          Investment Divisions
                                                           ---------------------------------------------------
                                                                  Alliance          Alliance
                                                                 Bernstein         Bernstein          Alliance
                                                                  Growth &           Premier         Bernstein
                                                                    Income            Growth        Technology
                                                                   Class B           Class B           Class B
                                                           ---------------   ---------------   ---------------
Assets:
   Shares owned in underlying fund .....................           213,094            94,352           156,499
   Net asset value per share (NAV) .....................             21.62             21.33             14.35
                                                           ---------------   ---------------   ---------------
     Total Assets (Shares x NAV) .......................   $     4,607,099   $     2,012,527   $     2,245,757
Liabilities:
   Due to The Guardian Insurance & Annuity
     Company, Inc. .....................................            15,536             6,013             4,598
                                                           ---------------   ---------------   ---------------
Net Assets .............................................   $     4,591,563   $     2,006,514   $     2,241,159
                                                           ===============   ===============   ===============

Net Assets: Regular Contract
   Contract Value in accumulation period ...............   $     2,896,877   $     1,103,004   $     1,473,880
                                                           ---------------   ---------------   ---------------
     Net Assets ........................................   $     2,896,877   $     1,103,004   $     1,473,880
     Units Outstanding .................................           277,853           114,440           152,722
     Unit Value (accumulation) .........................   $         10.43   $          9.64   $          9.65
Net Assets: Contracts with Living Benefit Rider (LBR)
   Contract Value in accumulation period ...............   $       238,438   $       151,922   $       125,068
                                                           ---------------   ---------------   ---------------
     Net Assets ........................................   $       238,438   $       151,922   $       125,068
     Units Outstanding .................................            22,966            15,828            13,014
     Unit Value (accumulation) .........................   $         10.38   $          9.60   $          9.61
Net Assets: 7 Year Enhanced Death Benefit Rider
   (EDBR)
   Contract Value in accumulation period ...............   $       477,069   $       214,301   $       392,693
                                                           ---------------   ---------------   ---------------
     Net Assets ........................................   $       477,069   $       214,301   $       392,693
     Units Outstanding .................................            45,911            22,309            40,827
     Unit Value (accumulation) .........................   $         10.39   $          9.61   $          9.62
Net Assets: 7 Year EDBR Plus LBR or Earnings Benefit
   Rider (EBR)
   Contract Value in accumulation period ...............   $        39,040   $            --   $            --
                                                           ---------------   ---------------   ---------------
     Net Assets ........................................   $        39,040   $            --   $            --
     Units Outstanding .................................             3,773                --                --
     Unit Value (accumulation) .........................   $         10.35   $            --   $            --
Net Assets: 7 Year EDBR, LBR and EBR
   Contract Value in accumulation period ...............   $            --   $            --   $            --
                                                           ---------------   ---------------   ---------------
     Net Assets ........................................   $            --   $            --   $            --
     Units Outstanding .................................                --                --                --
     Unit Value (accumulation) .........................   $            --   $            --   $            --
Net Assets: Contracts with any One Rider,
   Contract Anniversary Enhanced Death Benefit
   (CAEDB), LBR or EBR
   Contract Value in accumulation period ...............   $       583,870   $       435,822   $       246,228
                                                           ---------------   ---------------   ---------------
     Net Assets ........................................   $       583,870   $       435,822   $       246,228
     Units Outstanding .................................            56,236            45,407            25,621
     Unit Value (accumulation) .........................   $         10.38   $          9.60   $          9.61

See notes to financial statements.


                                   B-8 & B-9

The Guardian Separate Account E

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2003 (continued)

                                                                                Investment Divisions
                                                           -------------------------------------------------------------
                                                                Alliance
                                                               Bernstein
                                                                   Value           Davis           Davis           Davis
                                                                 Class B       Financial     Real Estate           Value
                                                           -------------   -------------   -------------   -------------
Assets:
   Shares owned in underlying fund .....................         237,474         998,220       1,354,059       3,749,102
   Net asset value per share (NAV) .....................           11.16           11.66           13.47           10.57
                                                           -------------   -------------   -------------   -------------
     Total Assets (Shares x NAV) .......................   $   2,650,206   $  11,639,243   $  18,239,168   $  39,628,008
Liabilities:
   Due to The Guardian Insurance & Annuity
     Company, Inc. .....................................           5,359          24,055          29,855          62,059
                                                           -------------   -------------   -------------   -------------
Net Assets .............................................   $   2,644,847   $  11,615,188   $  18,209,313   $  39,565,949
                                                           =============   =============   =============   =============

Net Assets: Regular Contract
   Contract Value in accumulation period ...............   $   1,773,921   $   7,115,286   $  12,879,587   $  25,997,352
                                                           -------------   -------------   -------------   -------------
     Net Assets ........................................   $   1,773,921   $   7,115,286   $  12,879,587   $  25,997,352
     Units Outstanding .................................         164,578         628,845         810,735       2,518,963
     Unit Value (accumulation) .........................   $       10.78   $       11.31   $       15.89   $       10.32
Net Assets: Contracts with Living Benefit Rider (LBR)
   Contract Value in accumulation period ...............   $     158,452   $     266,290   $     566,474   $   1,123,489
                                                           -------------   -------------   -------------   -------------
     Net Assets ........................................   $     158,452   $     266,290   $     566,474   $   1,123,489
     Units Outstanding .................................          14,762          21,368          29,539         106,707
     Unit Value (accumulation) .........................   $       10.73   $       12.46   $       19.18   $       10.53
Net Assets: 7 Year Enhanced Death Benefit Rider
   (EDBR)
   Contract Value in accumulation period ...............   $     255,365   $   2,735,217   $   2,795,598   $   7,409,481
                                                           -------------   -------------   -------------   -------------
     Net Assets ........................................   $     255,365   $   2,735,217   $   2,795,598   $   7,409,481
     Units Outstanding .................................          23,771         243,928         177,570         724,432
     Unit Value (accumulation) .........................   $       10.74   $       11.21   $       15.74   $       10.23
Net Assets: 7 Year EDBR Plus LBR or Earnings Benefit
   Rider (EBR)
   Contract Value in accumulation period ...............   $       7,606   $       8,989   $          --   $     132,564
                                                           -------------   -------------   -------------   -------------
     Net Assets ........................................   $       7,606   $       8,989   $          --   $     132,564
     Units Outstanding .................................             711             727              --          12,693
     Unit Value (accumulation) .........................   $       10.70   $       12.36   $          --   $       10.44
Net Assets: 7 Year EDBR, LBR and EBR
   Contract Value in accumulation period ...............   $          --   $          --   $          --   $          --
                                                           -------------   -------------   -------------   -------------
     Net Assets ........................................   $          --   $          --   $          --   $          --
     Units Outstanding .................................              --              --              --              --
     Unit Value (accumulation) .........................   $          --   $          --   $          --   $          --
Net Assets: Contracts with any One Rider,
   Contract Anniversary Enhanced Death Benefit
   (CAEDB), LBR or EBR
   Contract Value in accumulation period ...............   $     314,266   $   1,206,586   $   1,628,629   $   4,287,975
                                                           -------------   -------------   -------------   -------------
     Net Assets ........................................   $     314,266   $   1,206,586   $   1,628,629   $   4,287,975
     Units Outstanding .................................          29,279         100,111          95,623         403,037
     Unit Value (accumulation) .........................   $       10.73   $       12.05   $       17.03   $       10.64

                                                                                Investment Divisions
                                                           -------------------------------------------------------------
                                                                            Fidelity VIP    Fidelity VIP
                                                            Fidelity VIP         Equity-          Growth    Fidelity VIP
                                                              Contrafund          Income   Opportunities         Mid Cap
                                                           Service Class   Service Class   Service Class   Service Class
                                                           -------------   -------------   -------------   -------------
Assets:
   Shares owned in underlying fund .....................       2,196,219       1,813,021         602,576       2,326,843
   Net asset value per share (NAV) .....................           23.06           23.11           15.06           24.10
                                                           -------------   -------------   -------------   -------------
     Total Assets (Shares x NAV) .......................   $  50,644,815   $  41,898,917   $   9,074,800   $  56,076,908
Liabilities:
   Due to The Guardian Insurance & Annuity
     Company, Inc. .....................................          78,038          62,545          20,125          90,651
                                                           -------------   -------------   -------------   -------------
Net Assets .............................................   $  50,566,777   $  41,836,372   $   9,054,675   $  55,986,257
                                                           =============   =============   =============   =============

Net Assets: Regular Contract
   Contract Value in accumulation period ...............   $  31,067,032   $  26,290,738   $   6,322,857   $  38,678,021
                                                           -------------   -------------   -------------   -------------
     Net Assets ........................................   $  31,067,032   $  26,290,738   $   6,322,857   $  38,678,021
     Units Outstanding .................................       3,097,966       2,655,606         952,861       1,947,861
     Unit Value (accumulation) .........................   $       10.03   $        9.90   $        6.64   $       19.86
Net Assets: Contracts with Living Benefit Rider (LBR)
   Contract Value in accumulation period ...............   $   1,582,957   $   1,120,197   $     136,109   $     914,994
                                                           -------------   -------------   -------------   -------------
     Net Assets ........................................   $   1,582,957   $   1,120,197   $     136,109   $     914,994
     Units Outstanding .................................         166,142         105,039          19,546          53,869
     Unit Value (accumulation) .........................   $        9.53   $       10.66   $        6.96   $       16.99
Net Assets: 7 Year Enhanced Death Benefit Rider
   (EDBR)
   Contract Value in accumulation period ...............   $  11,187,448   $   6,815,667   $   1,791,096   $   8,819,163
                                                           -------------   -------------   -------------   -------------
     Net Assets ........................................   $  11,187,448   $   6,815,667   $   1,791,096   $   8,819,163
     Units Outstanding .................................       1,125,707         694,686         272,368         448,165
     Unit Value (accumulation) .........................   $        9.94   $        9.81   $        6.58   $       19.68
Net Assets: 7 Year EDBR Plus LBR or Earnings Benefit
   Rider (EBR)
   Contract Value in accumulation period ...............   $      99,703   $     143,491   $      31,592   $      82,301
                                                           -------------   -------------   -------------   -------------
     Net Assets ........................................   $      99,703   $     143,491   $      31,592   $      82,301
     Units Outstanding .................................          10,550          13,564           4,574           4,885
     Unit Value (accumulation) .........................   $        9.45   $       10.58   $        6.91   $       16.85
Net Assets: 7 Year EDBR, LBR and EBR
   Contract Value in accumulation period ...............   $          --   $          --   $          --   $          --
                                                           -------------   -------------   -------------   -------------
     Net Assets ........................................   $          --   $          --   $          --   $          --
     Units Outstanding .................................              --              --              --              --
     Unit Value (accumulation) .........................   $          --   $          --   $          --   $          --
Net Assets: Contracts with any One Rider,
   Contract Anniversary Enhanced Death Benefit
   (CAEDB), LBR or EBR
   Contract Value in accumulation period ...............   $   5,633,746   $   6,448,752   $     660,240   $   6,943,202
                                                           -------------   -------------   -------------   -------------
     Net Assets ........................................   $   5,633,746   $   6,448,752   $     660,240   $   6,943,202
     Units Outstanding .................................         555,413         630,289          96,467         369,073
     Unit Value (accumulation) .........................   $       10.14   $       10.23   $        6.84   $       18.81

                                                                       Investment Divisions
                                                           ---------------------------------------------
                                                                             Janus Aspen     Janus Aspen
                                                               Templeton         Mid Cap         Capital
                                                                  Growth          Growth    Appreciation
                                                              Securities   Institutional   Institutional
                                                                 Class 2          Shares          Shares
                                                           -------------   -------------   -------------
Assets:
   Shares owned in underlying fund .....................         458,745         913,583       1,139,068
   Net asset value per share (NAV) .....................           11.19           21.40           20.84
                                                           -------------   -------------   -------------
     Total Assets (Shares x NAV) .......................   $   5,133,357   $  19,550,680   $  23,738,173
Liabilities:
   Due to The Guardian Insurance & Annuity
     Company, Inc. .....................................           9,424          30,753          38,175
                                                           -------------   -------------   -------------
Net Assets .............................................   $   5,123,933   $  19,519,927   $  23,699,998
                                                           =============   =============   =============

Net Assets: Regular Contract
   Contract Value in accumulation period ...............   $   3,311,139   $  13,299,036   $  14,696,005
                                                           -------------   -------------   -------------
     Net Assets ........................................   $   3,311,139   $  13,299,036   $  14,696,005
     Units Outstanding .................................         319,090       2,030,971       1,797,022
     Unit Value (accumulation) .........................   $       10.38   $        6.55   $        8.18
Net Assets: Contracts with Living Benefit Rider (LBR)
   Contract Value in accumulation period ...............   $     236,366   $     118,806   $     113,408
                                                           -------------   -------------   -------------
     Net Assets ........................................   $     236,366   $     118,806   $     113,408
     Units Outstanding .................................          22,874          27,634          16,774
     Unit Value (accumulation) .........................   $       10.33   $        4.30   $        6.76
Net Assets: 7 Year Enhanced Death Benefit Rider
   (EDBR)
   Contract Value in accumulation period ...............   $     675,747   $   3,665,874   $   5,851,868
                                                           -------------   -------------   -------------
     Net Assets ........................................   $     675,747   $   3,665,874   $   5,851,868
     Units Outstanding .................................          65,339         564,915         722,047
     Unit Value (accumulation) .........................   $       10.34   $        6.49   $        8.10
Net Assets: 7 Year EDBR Plus LBR or Earnings Benefit
   Rider (EBR)
   Contract Value in accumulation period ...............   $          --   $       7,694   $      15,221
                                                           -------------   -------------   -------------
     Net Assets ........................................   $          --   $       7,694   $      15,221
     Units Outstanding .................................              --           1,804           2,270
     Unit Value (accumulation) .........................   $          --   $        4.26   $        6.71
Net Assets: 7 Year EDBR, LBR and EBR
   Contract Value in accumulation period ...............   $          --   $          --   $          --
                                                           -------------   -------------   -------------
     Net Assets ........................................   $          --   $          --   $          --
     Units Outstanding .................................              --              --              --
     Unit Value (accumulation) .........................   $          --   $          --   $          --
Net Assets: Contracts with any One Rider,
   Contract Anniversary Enhanced Death Benefit
   (CAEDB), LBR or EBR
   Contract Value in accumulation period ...............   $     651,520   $   2,230,337   $   2,912,682
                                                           -------------   -------------   -------------
     Net Assets ........................................   $     651,520   $   2,230,337   $   2,912,682
     Units Outstanding .................................          63,049         378,885         346,510
     Unit Value (accumulation) .........................   $       10.33   $        5.89   $        8.41

See notes to financial statements.


                                   B-10 & B-11

The Guardian Separate Account E

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2003 (continued)

                                                                                    Investment Divisions
                                                               -------------------------------------------------------------
                                                                                 Janus Aspen
                                                                 Janus Aspen       Worldwide             MFS             MFS
                                                                      Growth          Growth        Emerging       Investors
                                                               Institutional   Institutional          Growth           Trust
                                                                      Shares          Shares   Initial Class   Initial Class
                                                               -------------   -------------   -------------   -------------
Assets:
   Shares owned in underlying fund .........................       1,007,087       1,166,097         573,548       1,836,412
   Net asset value per share (NAV) .........................           19.23           25.82           15.51           16.34
                                                               -------------   -------------   -------------   -------------
     Total Assets (Shares x NAV) ...........................   $  19,366,279   $  30,108,635   $   8,895,734   $  30,006,978
Liabilities:
   Due to The Guardian Insurance & Annuity Company, Inc. ...          28,788          50,875          21,769          45,505
                                                               -------------   -------------   -------------   -------------
Net Assets .................................................   $  19,337,491   $  30,057,760   $   8,873,965   $  29,961,473
                                                               =============   =============   =============   =============

Net Assets: Regular Contract
   Contract Value in accumulation period ...................   $  12,723,243   $  18,671,593   $   5,757,384   $  17,889,163
                                                               -------------   -------------   -------------   -------------
     Net Assets ............................................   $  12,723,243   $  18,671,593   $   5,757,384   $  17,889,163
     Units Outstanding .....................................       1,752,385       2,242,493         843,274       1,727,719
     Unit Value (accumulation) .............................   $        7.26   $        8.33   $        6.83   $       10.35
Net Assets: Contracts with Living Benefit Rider (LBR)
   Contract Value in accumulation period ...................   $     394,097   $     201,898   $     156,736   $     290,253
                                                               -------------   -------------   -------------   -------------
     Net Assets ............................................   $     394,097   $     201,898   $     156,736   $     290,253
     Units Outstanding .....................................          62,866          31,897          30,311          36,543
     Unit Value (accumulation) .............................   $        6.27   $        6.33   $        5.17   $        7.94
Net Assets: 7 Year Enhanced Death Benefit Rider (EDBR)
   Contract Value in accumulation period ...................   $   3,780,917   $   6,927,328   $   1,423,695   $   9,728,760
                                                               -------------   -------------   -------------   -------------
     Net Assets ............................................   $   3,780,917   $   6,927,328   $   1,423,695   $   9,728,760
     Units Outstanding .....................................         525,471         839,525         210,417         951,551
     Unit Value (accumulation) .............................   $        7.20   $        8.25   $        6.77   $       10.22
Net Assets: 7 Year EDBR Plus LBR or Earnings Benefit
   Rider (EBR)
   Contract Value in accumulation period ...................   $       9,748   $      13,755   $      16,430   $          --
                                                               -------------   -------------   -------------   -------------
     Net Assets ............................................   $       9,748   $      13,755   $      16,430   $          --
     Units Outstanding .....................................           1,568           2,191           3,203              --
     Unit Value (accumulation) .............................   $        6.22   $        6.28   $        5.13   $          --
Net Assets: 7 Year EDBR, LBR and EBR
   Contract Value in accumulation period ...................   $          --   $          --   $          --   $          --
                                                               -------------   -------------   -------------   -------------
     Net Assets ............................................   $          --   $          --   $          --   $          --
     Units Outstanding .....................................              --              --              --              --
     Unit Value (accumulation) .............................   $          --   $          --   $          --   $          --
Net Assets: Contracts with any One Rider,
   Contract Anniversary Enhanced Death Benefit
   (CAEDB), LBR or EBR
   Contract Value in accumulation period ...................   $   2,154,869   $   4,072,407   $   1,404,774   $   1,596,656
                                                               -------------   -------------   -------------   -------------
     Net Assets ............................................   $   2,154,869   $   4,072,407   $   1,404,774   $   1,596,656
     Units Outstanding .....................................         303,120         511,130         214,677         200,740
     Unit Value (accumulation) .............................   $        7.11   $        7.97   $        6.54   $        7.95

                                                                                    Investment Divisions
                                                               -------------------------------------------------------------
                                                                         MFS
                                                                         New             MFS             MFS      Prudential
                                                                   Discovery        Research    Total Return        Jennison
                                                               Initial Class   Initial Class   Initial Class        Class II
                                                               -------------   -------------   -------------   -------------
Assets:
   Shares owned in underlying fund .........................         825,066         224,101       3,444,033          98,742
   Net asset value per share (NAV) .........................           13.96           13.35           19.58           16.46
                                                               -------------   -------------   -------------   -------------
     Total Assets (Shares x NAV) ...........................   $  11,517,924   $   2,991,748   $  67,434,163   $   1,625,295
Liabilities:
   Due to The Guardian Insurance & Annuity Company, Inc. ...          24,582           8,195          92,857           5,664
                                                               -------------   -------------   -------------   -------------
Net Assets .................................................   $  11,493,342   $   2,983,553   $  67,341,306   $   1,619,631
                                                               =============   =============   =============   =============

Net Assets: Regular Contract
   Contract Value in accumulation period ...................   $   7,289,535   $   1,970,872   $  48,404,985   $   1,023,832
                                                               -------------   -------------   -------------   -------------
     Net Assets ............................................   $   7,289,535   $   1,970,872   $  48,404,985   $   1,023,832
     Units Outstanding .....................................         628,408         259,556       4,071,726         133,093
     Unit Value (accumulation) .............................   $       11.60   $        7.59   $       11.89   $        7.69
Net Assets: Contracts with Living Benefit Rider (LBR)
   Contract Value in accumulation period ...................   $     642,580   $      88,832   $     839,092   $     196,022
                                                               -------------   -------------   -------------   -------------
     Net Assets ............................................   $     642,580   $      88,832   $     839,092   $     196,022
     Units Outstanding .....................................          71,610          12,473          68,618          25,653
     Unit Value (accumulation) .............................   $        8.97   $        7.12   $       12.23   $        7.64
Net Assets: 7 Year Enhanced Death Benefit Rider (EDBR)
   Contract Value in accumulation period ...................   $   1,912,683   $     400,260   $   8,588,664   $      74,061
                                                               -------------   -------------   -------------   -------------
     Net Assets ............................................   $   1,912,683   $     400,260   $   8,588,664   $      74,061
     Units Outstanding .....................................         166,380          53,190         729,008           9,679
     Unit Value (accumulation) .............................   $       11.50   $        7.53   $       11.78   $        7.65
Net Assets: 7 Year EDBR Plus LBR or Earnings Benefit
   Rider (EBR)
   Contract Value in accumulation period ...................   $      20,721   $      22,064   $      92,602   $          --
                                                               -------------   -------------   -------------   -------------
     Net Assets ............................................   $      20,721   $      22,064   $      92,602   $          --
     Units Outstanding .....................................           2,328           3,123           7,634              --
     Unit Value (accumulation) .............................   $        8.90   $        7.06   $       12.13   $          --
Net Assets: 7 Year EDBR, LBR and EBR
   Contract Value in accumulation period ...................   $          --   $          --   $      38,450   $          --
                                                               -------------   -------------   -------------   -------------
     Net Assets ............................................   $          --   $          --   $      38,450   $          --
     Units Outstanding .....................................              --              --           3,692              --
     Unit Value (accumulation) .............................   $          --   $          --   $       10.41   $          --
Net Assets: Contracts with any One Rider,
   Contract Anniversary Enhanced Death Benefit
   (CAEDB), LBR or EBR
   Contract Value in accumulation period ...................   $   1,397,829   $     422,037   $   8,455,209   $     186,213
                                                               -------------   -------------   -------------   -------------
     Net Assets ............................................   $   1,397,829   $     422,037   $   8,455,209   $     186,213
     Units Outstanding .....................................         118,123          54,979         704,913          24,369
     Unit Value (accumulation) .............................   $       11.83   $        7.68   $       11.99   $        7.64

                                                                    Investment Divisions
                                                               -----------------------------
                                                                  Van Kampen
                                                                        Life      Van Kampen
                                                                  Investment            Life
                                                                       Trust      Investment
                                                                    Growth &           Trust
                                                                      Income      Government
                                                                    Class II        Class II
                                                               -------------   -------------
Assets:
   Shares owned in underlying fund .........................         423,421       1,519,078
   Net asset value per share (NAV) .........................           17.03            9.55
                                                               -------------   -------------
     Total Assets (Shares x NAV) ...........................   $   7,210,857   $  14,507,191
Liabilities:
   Due to The Guardian Insurance & Annuity Company, Inc. ...          15,262          26,771
                                                               -------------   -------------
Net Assets .................................................   $   7,195,595   $  14,480,420
                                                               =============   =============

Net Assets: Regular Contract
   Contract Value in accumulation period ...................   $   3,938,746   $   9,149,117
                                                               -------------   -------------
     Net Assets ............................................   $   3,938,746   $   9,149,117
     Units Outstanding .....................................         379,464         859,725
     Unit Value (accumulation) .............................   $       10.38   $       10.64
Net Assets: Contracts with Living Benefit Rider (LBR)
   Contract Value in accumulation period ...................   $     384,371   $   1,518,954
                                                               -------------   -------------
     Net Assets ............................................   $     384,371   $   1,518,954
     Units Outstanding .....................................          37,186         143,331
     Unit Value (accumulation) .............................   $       10.34   $       10.60
Net Assets: 7 Year Enhanced Death Benefit Rider (EDBR)
   Contract Value in accumulation period ...................   $   1,260,650   $   1,481,664
                                                               -------------   -------------
     Net Assets ............................................   $   1,260,650   $   1,481,664
     Units Outstanding .....................................         121,860         139,696
     Unit Value (accumulation) .............................   $       10.35   $       10.61
Net Assets: 7 Year EDBR Plus LBR or Earnings Benefit
   Rider (EBR)
   Contract Value in accumulation period ...................   $       9,888   $      59,480
                                                               -------------   -------------
     Net Assets ............................................   $       9,888   $      59,480
     Units Outstanding .....................................             960           5,631
     Unit Value (accumulation) .............................   $       10.30   $       10.56
Net Assets: 7 Year EDBR, LBR and EBR
   Contract Value in accumulation period ...................   $          --   $          --
                                                               -------------   -------------
     Net Assets ............................................   $          --   $          --
     Units Outstanding .....................................              --              --
     Unit Value (accumulation) .............................   $          --   $          --
Net Assets: Contracts with any One Rider,
   Contract Anniversary Enhanced Death Benefit
   (CAEDB), LBR or EBR
   Contract Value in accumulation period ...................   $   1,326,661   $   1,404,112
                                                               -------------   -------------
     Net Assets ............................................   $   1,326,661   $   1,404,112
     Units Outstanding .....................................         128,348         132,495
     Unit Value (accumulation) .............................   $       10.34   $       10.60

See notes to financial statements.


                                   B-12 & B-13

The Guardian Separate Account E

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2003

                                                                            Investment Divisions
                                                       -------------------------------------------------------------
                                                                                                            Guardian
                                                                            Guardian        Guardian         VC High
                                                            Guardian          VC 500        VC Asset           Yield
                                                               Stock           Index      Allocation            Bond
                                                       -------------   -------------   -------------   -------------
Net Assets: Contracts with any Two Riders, CAEDB,
   LBR or EBR
   Contract Value in accumulation period ...........   $     704,935   $     166,557   $      65,580   $     119,965
                                                       -------------   -------------   -------------   -------------
     Net Assets ....................................   $     704,935   $     166,557   $      65,580   $     119,965
     Units Outstanding .............................         114,051          21,542           7,133          11,087
     Unit Value (accumulation) .....................   $        6.18   $        7.73   $        9.19   $       10.82
Net Assets: Contracts with CAEDB Plus LBR and EBR
   Contract Value in accumulation period ...........   $      19,938   $      28,712   $      18,561   $      45,442
                                                       -------------   -------------   -------------   -------------
     Net Assets ....................................   $      19,938   $      28,712   $      18,561   $      45,442
     Units Outstanding .............................           2,132           2,932           1,853           4,012
     Unit Value (accumulation) .....................   $        9.35   $        9.79   $       10.02   $       11.33
Net Assets: Total
   Contract Value in accumulation period ...........   $ 189,410,741   $  26,736,668   $  13,307,336   $  11,617,968
   Contracts in Payout (annuitization) period ......         444,102         293,003          53,383          89,506
                                                       -------------   -------------   -------------   -------------
   Net Assets ......................................   $ 189,854,843   $  27,029,671   $  13,360,719   $  11,707,474
                                                       =============   =============   =============   =============

FIFO Cost Of Shares In Underlying Fund .............   $ 319,395,255   $  25,637,907   $  13,580,155   $  11,329,848

                                                                            Investment Divisions
                                                       -------------------------------------------------------------
                                                           Guardian         Guardian        Guardian
                                                             VC Low           UBS VC          UBS VC
                                                           Duration        Large Cap       Small Cap        Guardian
                                                               Bond            Value           Value            Bond
                                                       -------------   -------------   -------------   -------------
Net Assets: Contracts with any Two Riders, CAEDB,
   LBR or EBR
   Contract Value in accumulation period ...........   $      20,173   $      42,846   $      45,321   $   1,523,526
                                                       -------------   -------------   -------------   -------------
     Net Assets ....................................   $      20,173   $      42,846   $      45,321   $   1,523,526
     Units Outstanding .............................           2,005           3,296           3,401         119,759
     Unit Value (accumulation) .....................   $       10.06   $       13.00   $       13.33   $       12.72
Net Assets: Contracts with CAEDB Plus LBR and EBR
   Contract Value in accumulation period ...........   $          --   $          --   $          --   $     512,853
                                                       -------------   -------------   -------------   -------------
     Net Assets ....................................   $          --   $          --   $          --   $     512,853
     Units Outstanding .............................              --              --              --          46,714
     Unit Value (accumulation) .....................   $          --   $          --   $          --   $       10.98
Net Assets: Total
   Contract Value in accumulation period ...........   $   1,859,299   $   1,316,022   $   3,423,902   $ 108,726,242
   Contracts in Payout (annuitization) period ......         152,558              --           3,788         530,774
                                                       -------------   -------------   -------------   -------------
   Net Assets ......................................   $   2,011,857   $   1,316,022   $   3,427,690   $ 109,257,016
                                                       =============   =============   =============   =============

FIFO Cost Of Shares In Underlying Fund .............   $   2,015,249   $   1,227,904   $   3,266,644   $ 110,385,915

                                                                     Investment Divisions
                                                       ---------------------------------------------
                                                                             Gabelli         Baillie
                                                            Guardian         Capital         Gifford
                                                                Cash           Asset   International
                                                       -------------   -------------   -------------
Net Assets: Contracts with any Two Riders, CAEDB,
   LBR or EBR
   Contract Value in accumulation period ...........   $     257,104   $     500,170   $     145,888
                                                       -------------   -------------   -------------
     Net Assets ....................................   $     257,104   $     500,170   $     145,888
     Units Outstanding .............................          24,604          41,112          20,897
     Unit Value (accumulation) .....................   $       10.45   $       12.17   $        6.98
Net Assets: Contracts with CAEDB Plus LBR and EBR
   Contract Value in accumulation period ...........   $     133,055   $      63,972   $      60,490
                                                       -------------   -------------   -------------
     Net Assets ....................................   $     133,055   $      63,972   $      60,490
     Units Outstanding .............................          13,566           5,809           5,882
     Unit Value (accumulation) .....................   $        9.81   $       11.01   $       10.28
Net Assets: Total
   Contract Value in accumulation period ...........   $  91,051,889   $  82,773,605   $  27,313,023
   Contracts in Payout (annuitization) period ......         562,677         132,938          37,882
                                                       -------------   -------------   -------------
   Net Assets ......................................   $  91,614,566   $  82,906,543   $  27,350,905
                                                       =============   =============   =============

FIFO Cost Of Shares In Underlying Fund .............   $  98,219,129   $  74,089,270   $  24,248,897


STATEMENT OF OPERATIONS

Year Ended December 31, 2003

                                                                                      Investment Divisions
                                                                ----------------------------------------------------------------
                                                                                                                        Guardian
                                                                                      Guardian         Guardian          VC High
                                                                     Guardian           VC 500         VC Asset            Yield
                                                                        Stock            Index       Allocation             Bond
                                                                -------------    -------------    -------------    -------------
2003 Investment Income
   Income:
     Reinvested dividends ...................................   $   1,805,812    $     335,526    $     347,782    $     683,286
   Expenses:
     Mortality expense risk and administrative charges ......       2,356,084          267,460          149,673          117,464
                                                                -------------    -------------    -------------    -------------
   Net investment  income/(expense) .........................        (550,272)          68,066          198,109          565,822
                                                                -------------    -------------    -------------    -------------
2003 Realized and Unrealized Gain/(Loss)
   from Investments
   Realized gain/(loss) from investments:
     Net realized gain/(loss) from sale of investments ......     (24,210,700)        (868,298)        (940,890)         (85,010)
     Reinvested realized gain distributions .................              --               --               --               --
                                                                -------------    -------------    -------------    -------------
   Net realized gain/(loss) on investments ..................     (24,210,700)        (868,298)        (940,890)         (85,010)
   Net change in unrealized appreciation/(depreciation)
     of investments .........................................      56,189,482        5,493,139        3,271,456          779,181
                                                                -------------    -------------    -------------    -------------
Net realized and unrealized gain/(loss) from investments ....      31,978,782        4,624,841        2,330,566          694,171
                                                                -------------    -------------    -------------    -------------
2003 Net Increase/(Decrease) in Net Assets
   Resulting from Operations ................................   $  31,428,510    $   4,692,907    $   2,528,675    $   1,259,993
                                                                =============    =============    =============    =============

                                                                                     Investment Divisions
                                                                --------------------------------------------------------------
                                                                    Guardian         Guardian        Guardian
                                                                      VC Low           UBS VC          UBS VC
                                                                    Duration        Large Cap       Small Cap         Guardian
                                                                        Bond            Value           Value             Bond
                                                                -------------   -------------   -------------    -------------
2003 Investment Income
   Income:
     Reinvested dividends ...................................   $       5,212   $      10,019   $       7,530    $   4,296,922
   Expenses:
     Mortality expense risk and administrative charges ......           3,638           6,260          12,964        1,562,333
                                                                -------------   -------------   -------------    -------------
   Net investment  income/(expense) .........................           1,574           3,759          (5,434)       2,734,589
                                                                -------------   -------------   -------------    -------------
2003 Realized and Unrealized Gain/(Loss)
   from Investments
   Realized gain/(loss) from investments:
     Net realized gain/(loss) from sale of investments ......             102          16,241          27,619        1,966,317
     Reinvested realized gain distributions .................           2,085          24,044         143,271        3,221,027
                                                                -------------   -------------   -------------    -------------
   Net realized gain/(loss) on investments ..................           2,187          40,285         170,890        5,187,344
   Net change in unrealized appreciation/(depreciation)
     of investments .........................................             247          94,377         174,011       (4,185,170)
                                                                -------------   -------------   -------------    -------------
Net realized and unrealized gain/(loss) from investments ....           2,434         134,662         344,901        1,002,174
                                                                -------------   -------------   -------------    -------------
2003 Net Increase/(Decrease) in Net Assets
   Resulting from Operations ................................   $       4,008   $     138,421   $     339,467    $   3,736,763
                                                                =============   =============   =============    =============

                                                                               Investment Divisions
                                                                -----------------------------------------------
                                                                                       Gabelli          Baillie
                                                                     Guardian          Capital          Gifford
                                                                         Cash            Asset    International
                                                                -------------    -------------    -------------
2003 Investment Income
   Income:
     Reinvested dividends ...................................   $     798,052    $      84,129    $     382,710
   Expenses:
     Mortality expense risk and administrative charges ......       1,534,973          897,884          302,922
                                                                -------------    -------------    -------------
   Net investment  income/(expense) .........................        (736,921)        (813,755)          79,788
                                                                -------------    -------------    -------------
2003 Realized and Unrealized Gain/(Loss)
   from Investments
   Realized gain/(loss) from investments:
     Net realized gain/(loss) from sale of investments ......              --       (2,359,299)       1,434,782
     Reinvested realized gain distributions .................              --           74,054               --
                                                                -------------    -------------    -------------
   Net realized gain/(loss) on investments ..................              --       (2,285,245)       1,434,782
   Net change in unrealized appreciation/(depreciation)
     of investments .........................................              --       22,515,158        4,554,214
                                                                -------------    -------------    -------------
Net realized and unrealized gain/(loss) from investments ....              --       20,229,913        5,988,996
                                                                -------------    -------------    -------------
2003 Net Increase/(Decrease) in Net Assets
   Resulting from Operations ................................   $    (736,921)   $  19,416,158    $   6,068,784
                                                                =============    =============    =============

See notes to financial statements.


                                   B-14 & B-15

The Guardian Separate Account E

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2003 (continued)

                                                                              Investment Divisions
                                                      ----------------------------------------------------------------------
                                                                                                                  Value Line
                                                       Baillie Gifford          Guardian                           Strategic
                                                              Emerging         Small Cap        Value Line             Asset
                                                               Markets             Stock         Centurion        Management
                                                       ---------------   ---------------   ---------------   ---------------
Net Assets: Contracts with any Two Riders, CAEDB,
   LBR or EBR
   Contract Value in accumulation period ...........   $        35,464   $       115,972   $       154,700   $       809,184
                                                       ---------------   ---------------   ---------------   ---------------
     Net Assets ....................................   $        35,464   $       115,972   $       154,700   $       809,184
     Units Outstanding .............................             3,136            10,395            23,011            91,740
     Unit Value (accumulation) .....................   $         11.31   $         11.16   $          6.72   $          8.82
Net Assets: Contracts with CAEDB Plus LBR and EBR
   Contract Value in accumulation period ...........   $        14,833   $         8,196   $            --   $        95,324
                                                       ---------------   ---------------   ---------------   ---------------
     Net Assets ....................................   $        14,833   $         8,196   $            --   $        95,324
     Units Outstanding .............................             1,247               728                --             9,480
     Unit Value (accumulation) .....................   $         11.89   $         11.26   $            --   $         10.06
Net Assets: Total
   Contract Value in accumulation period ...........   $    13,239,815   $    45,303,323   $    28,310,833   $   153,846,288
   Contracts in Payout (annuitization) period ......               974           120,349             5,229         1,593,180
                                                       ---------------   ---------------   ---------------   ---------------
   Net Assets ......................................   $    13,240,789   $    45,423,672   $    28,316,062   $   155,439,468
                                                       ===============   ===============   ===============   ===============

FIFO Cost Of Shares In Underlying Fund .............   $    10,691,207   $    40,956,502   $    43,258,673   $   194,378,134

                                                                                 Investment Divisions
                                                       ---------------------------------------------------------------------
                                                              AIM V.I.          AIM V.I.          AIM V.I.          AIM V.I.
                                                               Capital            Global        Government           Premier
                                                          Appreciation         Utilities        Securities            Equity
                                                              Series 1          Series 1          Series 1          Series 1
                                                       ---------------   ---------------   ---------------   ---------------
Net Assets: Contracts with any Two Riders, CAEDB,
   LBR or EBR
   Contract Value in accumulation period ...........   $       203,020   $        11,433   $       814,475   $        56,339
                                                       ---------------   ---------------   ---------------   ---------------
     Net Assets ....................................   $       203,020   $        11,433   $       814,475   $        56,339
     Units Outstanding .............................            29,278             1,842            69,805             8,779
     Unit Value (accumulation) .....................   $          6.93   $          6.21   $         11.67   $          6.42
Net Assets: Contracts with CAEDB Plus LBR and EBR
   Contract Value in accumulation period ...........   $         8,287   $            --   $       134,624   $            --
                                                       ---------------   ---------------   ---------------   ---------------
     Net Assets ....................................   $         8,287   $            --   $       134,624   $            --
     Units Outstanding .............................               850                --            12,697                --
     Unit Value (accumulation) .....................   $          9.75   $            --   $         10.60   $            --
Net Assets: Total
   Contract Value in accumulation period ...........   $    12,519,168   $     3,161,452   $    25,501,633   $    24,474,305
   Contracts in Payout (annuitization) period ......               527               500            66,128            10,241
                                                       ---------------   ---------------   ---------------   ---------------
   Net Assets ......................................   $    12,519,695   $     3,161,952   $    25,567,761   $    24,484,546
                                                       ===============   ===============   ===============   ===============

FIFO Cost Of Shares In Underlying Fund .............   $    15,866,381   $     3,935,357   $    25,902,733   $    32,400,838

                                                                      Investment Divisions
                                                       ---------------------------------------------------
                                                              Alliance          Alliance
                                                             Bernstein         Bernstein          Alliance
                                                              Growth &           Premier         Bernstein
                                                                Income            Growth        Technology
                                                               Class B           Class B           Class B
                                                       ---------------   ---------------   ---------------
Net Assets: Contracts with any Two Riders, CAEDB,
   LBR or EBR
   Contract Value in accumulation period ...........   $       268,460   $        66,102   $         3,290
                                                       ---------------   ---------------   ---------------
     Net Assets ....................................   $       268,460   $        66,102   $         3,290
     Units Outstanding .............................            25,966             6,916               344
     Unit Value (accumulation) .....................   $         10.34   $          9.56   $          9.57
Net Assets: Contracts with CAEDB Plus LBR and EBR
   Contract Value in accumulation period ...........   $        18,569   $        35,363   $            --
                                                       ---------------   ---------------   ---------------
     Net Assets ....................................   $        18,569   $        35,363   $            --
     Units Outstanding .............................             1,804             3,715                --
     Unit Value (accumulation) .....................   $         10.30   $          9.52   $            --
Net Assets: Total
   Contract Value in accumulation period ...........   $     4,522,323   $     2,006,514   $     2,241,159
   Contracts in Payout (annuitization) period ......            69,240                --                --
                                                       ---------------   ---------------   ---------------
   Net Assets ......................................   $     4,591,563   $     2,006,514   $     2,241,159
                                                       ===============   ===============   ===============

FIFO Cost Of Shares In Underlying Fund .............   $     4,043,004   $     1,797,982   $     2,109,211


STATEMENT OF OPERATIONS

Year Ended December 31, 2003 (continued)

                                                                                     Investment Divisions
                                                              ---------------------------------------------------------------------
                                                                                                                         Value Line
                                                              Baillie Gifford          Guardian                           Strategic
                                                                     Emerging         Small Cap        Value Line             Asset
                                                                      Markets             Stock         Centurion        Management
                                                              ---------------   ---------------   ---------------   ---------------
2003 Investment Income
   Income:
     Reinvested dividends .................................   $        92,189   $            --   $            --   $     1,055,341
   Expenses:
     Mortality expense risk and administrative charges ....           126,387           473,693           346,218         1,961,548
                                                              ---------------   ---------------   ---------------   ---------------
   Net investment  income/(expense) .......................           (34,198)         (473,693)         (346,218)         (906,207)
                                                              ---------------   ---------------   ---------------   ---------------
2003 Realized and Unrealized Gain/(Loss)
   from Investments
   Realized gain/(loss) from investments:
     Net realized gain/(loss) from sale of investments ....            61,757         1,712,270        (2,540,061)      (13,172,516)
     Reinvested realized gain distributions ...............                --                --                --                --
                                                              ---------------   ---------------   ---------------   ---------------
   Net realized gain/(loss) on investments ................            61,757         1,712,270        (2,540,061)      (13,172,516)
   Net change in unrealized appreciation/(depreciation)
     of investments .......................................         3,904,811        10,813,328         7,119,406        34,016,145
                                                              ---------------   ---------------   ---------------   ---------------
Net realized and unrealized gain/(loss) from investments ..         3,966,568        12,525,598         4,579,345        20,843,629
                                                              ---------------   ---------------   ---------------   ---------------
2003 Net Increase/(Decrease) in Net Assets
   Resulting from Operations ..............................   $     3,932,370   $    12,051,905   $     4,233,127   $    19,937,422
                                                              ===============   ===============   ===============   ===============

                                                                                        Investment Divisions
                                                              ---------------------------------------------------------------------
                                                                     AIM V.I.          AIM V.I.          AIM V.I.          AIM V.I.
                                                                      Capital            Global        Government           Premier
                                                                 Appreciation         Utilities        Securities            Equity
                                                                     Series 1          Series 1          Series 1          Series 1
                                                              ---------------   ---------------   ---------------   ---------------
2003 Investment Income
   Income:
     Reinvested dividends .................................   $            --   $       109,465   $       621,082   $        68,166
   Expenses:
     Mortality expense risk and administrative charges ....           146,669            39,889           338,299           314,592
                                                              ---------------   ---------------   ---------------   ---------------
   Net investment  income/(expense) .......................          (146,669)           69,576           282,783          (246,426)
                                                              ---------------   ---------------   ---------------   ---------------
2003 Realized and Unrealized Gain/(Loss)
   from Investments
   Realized gain/(loss) from investments:
     Net realized gain/(loss) from sale of investments ....        (1,420,837)         (959,616)          300,157        (4,137,748)
     Reinvested realized gain distributions ...............                --                --             9,388                --
                                                              ---------------   ---------------   ---------------   ---------------
   Net realized gain/(loss) on investments ................        (1,420,837)         (959,616)          309,545        (4,137,748)
   Net change in unrealized appreciation/(depreciation)
     of investments .......................................         4,171,257         1,349,537          (689,630)        9,154,077
                                                              ---------------   ---------------   ---------------   ---------------
Net realized and unrealized gain/(loss) from investments ..         2,750,420           389,921          (380,085)        5,016,329
                                                              ---------------   ---------------   ---------------   ---------------
2003 Net Increase/(Decrease) in Net Assets
   Resulting from Operations ..............................   $     2,603,751   $       459,497   $       (97,302)  $     4,769,903
                                                              ===============   ===============   ===============   ===============

                                                                                 Investment Divisions
                                                                ---------------------------------------------------
                                                                       Alliance          Alliance
                                                                      Bernstein         Bernstein          Alliance
                                                                       Growth &           Premier         Bernstein
                                                                         Income            Growth        Technology
                                                                        Class B           Class B           Class B
                                                                ---------------   ---------------   ---------------
2003 Investment Income
   Income:
     Reinvested dividends ...................................   $        12,940   $            --   $            --
   Expenses:
     Mortality expense risk and administrative charges ......            32,751            15,496            14,374
                                                                ---------------   ---------------   ---------------
   Net investment  income/(expense) .........................           (19,811)          (15,496)          (14,374)
                                                                ---------------   ---------------   ---------------
2003 Realized and Unrealized Gain/(Loss)
   from Investments
   Realized gain/(loss) from investments:
     Net realized gain/(loss) from sale of investments ......            82,952            15,578           137,585
     Reinvested realized gain distributions .................                --                --                --
                                                                ---------------   ---------------   ---------------
   Net realized gain/(loss) on investments ..................            82,952            15,578           137,585
   Net change in unrealized appreciation/(depreciation)
     of investments .........................................           555,949           221,979           137,553
                                                                ---------------   ---------------   ---------------
Net realized and unrealized gain/(loss) from investments ....           638,901           237,557           275,138
                                                                ---------------   ---------------   ---------------
2003 Net Increase/(Decrease) in Net Assets
   Resulting from Operations ................................   $       619,090   $       222,061   $       260,764
                                                                ===============   ===============   ===============

See notes to financial statements.


                                   B-16 & B-17

The Guardian Separate Account E

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2003 (continued)

                                                                            Investment Divisions
                                                       -------------------------------------------------------------
                                                            Alliance
                                                           Bernstein
                                                               Value           Davis           Davis           Davis
                                                             Class B       Financial     Real Estate           Value
                                                       -------------   -------------   -------------   -------------
Net Assets: Contracts with any Two Riders, CAEDB,
   LBR or EBR
   Contract Value in accumulation period ...........   $      72,611   $     129,642   $     310,720   $     308,303
                                                       -------------   -------------   -------------   -------------
     Net Assets ....................................   $      72,611   $     129,642   $     310,720   $     308,303
     Units Outstanding .............................           6,793          10,509          16,367          29,580
     Unit Value (accumulation) .....................   $       10.69   $       12.34   $       18.98   $       10.42
Net Assets: Contracts with CAEDB Plus LBR and EBR
   Contract Value in accumulation period ...........   $      62,592   $     144,934   $      22,319   $     247,057
                                                       -------------   -------------   -------------   -------------
     Net Assets ....................................   $      62,592   $     144,934   $      22,319   $     247,057
     Units Outstanding .............................           5,880          13,582           1,718          23,119
     Unit Value (accumulation) .....................   $       10.64   $       10.67   $       12.99   $       10.69
Net Assets: Total
   Contract Value in accumulation period ...........   $   2,644,813   $  11,606,944   $  18,203,327   $  39,506,221
   Contracts in Payout (annuitization) period ......              34           8,244           5,986          59,728
                                                       -------------   -------------   -------------   -------------
   Net Assets ......................................   $   2,644,847   $  11,615,188   $  18,209,313   $  39,565,949
                                                       =============   =============   =============   =============

FIFO Cost Of Shares In Underlying Fund .............   $   2,196,796   $  10,691,232   $  15,813,255   $  37,168,981

                                                                            Investment Divisions
                                                       -------------------------------------------------------------
                                                                        Fidelity VIP    Fidelity VIP
                                                        Fidelity VIP         Equity-          Growth    Fidelity VIP
                                                          Contrafund          Income   Opportunities         Mid Cap
                                                       Service Class   Service Class   Service Class   Service Class
                                                       -------------   -------------   -------------   -------------
Net Assets: Contracts with any Two Riders, CAEDB,
   LBR or EBR
   Contract Value in accumulation period ...........   $     678,277   $     608,380   $      76,576   $     336,925
                                                       -------------   -------------   -------------   -------------
     Net Assets ....................................   $     678,277   $     608,380   $      76,576   $     336,925
     Units Outstanding .............................          71,915          57,627          11,109          20,038
     Unit Value (accumulation) .....................   $        9.43   $       10.56   $        6.89   $       16.81
Net Assets: Contracts with CAEDB Plus LBR and EBR
   Contract Value in accumulation period ...........   $      52,191   $     114,137   $      14,313   $      53,292
                                                       -------------   -------------   -------------   -------------
     Net Assets ....................................   $      52,191   $     114,137   $      14,313   $      53,292
     Units Outstanding .............................           4,734          11,169           1,425           4,546
     Unit Value (accumulation) .....................   $       11.02   $       10.22   $       10.05   $       11.72
Net Assets: Total
   Contract Value in accumulation period ...........   $  50,301,354   $  41,541,362   $   9,032,783   $  55,827,898
   Contracts in Payout (annuitization) period ......         265,423         295,010          21,892         158,359
                                                       -------------   -------------   -------------   -------------
   Net Assets ......................................   $  50,566,777   $  41,836,372   $   9,054,675   $  55,986,257
                                                       =============   =============   =============   =============

FIFO Cost Of Shares In Underlying Fund .............   $  48,371,087   $  37,456,952   $   9,180,895   $  44,805,912

                                                                   Investment Divisions
                                                       ---------------------------------------------
                                                                         Janus Aspen     Janus Aspen
                                                           Templeton         Mid Cap         Capital
                                                              Growth          Growth    Appreciation
                                                          Securities   Institutional   Institutional
                                                             Class 2          Shares          Shares
                                                       -------------   -------------   -------------
Net Assets: Contracts with any Two Riders, CAEDB,
   LBR or EBR
   Contract Value in accumulation period ...........   $     138,174   $     187,543   $      39,310
                                                       -------------   -------------   -------------
     Net Assets ....................................   $     138,174   $     187,543   $      39,310
     Units Outstanding .............................          13,428          44,067           5,873
     Unit Value (accumulation) .....................   $       10.29   $        4.26   $        6.69
Net Assets: Contracts with CAEDB Plus LBR and EBR
   Contract Value in accumulation period ...........   $      26,949   $          --   $       7,469
                                                       -------------   -------------   -------------
     Net Assets ....................................   $      26,949   $          --   $       7,469
     Units Outstanding .............................           2,630              --             738
     Unit Value (accumulation) .....................   $       10.25   $          --   $       10.13
Net Assets: Total
   Contract Value in accumulation period ...........   $   5,039,895   $  19,509,290   $  23,635,963
   Contracts in Payout (annuitization) period ......          84,038          10,637          64,035
                                                       -------------   -------------   -------------
   Net Assets ......................................   $   5,123,933   $  19,519,927   $  23,699,998
                                                       =============   =============   =============

FIFO Cost Of Shares In Underlying Fund .............   $   4,371,675   $  33,428,938   $  32,094,606


STATEMENT OF OPERATIONS

Year Ended  December 31, 2003 (continued)

                                                                                       Investment Divisions
                                                                ---------------------------------------------------------------
                                                                     Alliance
                                                                    Bernstein
                                                                        Value            Davis            Davis           Davis
                                                                      Class B        Financial      Real Estate           Value
                                                                -------------    -------------    -------------   -------------
2003 Investment Income
   Income:
     Reinvested dividends ...................................   $      12,164    $      35,258    $     582,802   $     260,722
   Expenses:
     Mortality expense risk and administrative charges ......          23,052          135,245          157,964         441,470
                                                                -------------    -------------    -------------   -------------
   Net investment  income/(expense) .........................         (10,888)         (99,987)         424,838        (180,748)
                                                                -------------    -------------    -------------   -------------
2003 Realized and Unrealized Gain/(Loss)
   from Investments
   Realized gain/(loss) from investments:
     Net realized gain/(loss) from sale of investments ......          24,424         (419,662)         221,236      (1,460,645)
     Reinvested realized gain distributions .................              --               --          288,519              --
                                                                -------------    -------------    -------------   -------------
   Net realized gain/(loss) on investments ..................          24,424         (419,662)         509,755      (1,460,645)
   Net change in unrealized appreciation/(depreciation)
   of investments ...........................................         447,817        3,074,264        2,596,617       9,709,506
                                                                -------------    -------------    -------------   -------------
Net realized and unrealized gain/(loss) from investments ....         472,241        2,654,602        3,106,372       8,248,861
                                                                -------------    -------------    -------------   -------------
2003 Net Increase/(Decrease) in Net Assets
   Resulting from Operations ................................   $     461,353    $   2,554,615    $   3,531,210   $   8,068,113
                                                                =============    =============    =============   =============

                                                                                        Investment Divisions
                                                                ----------------------------------------------------------------
                                                                                  Fidelity VIP     Fidelity VIP
                                                                 Fidelity VIP          Equity-           Growth     Fidelity VIP
                                                                   Contrafund           Income    Opportunities          Mid Cap
                                                                Service Class    Service Class    Service Class    Service Class
                                                                -------------    -------------    -------------    -------------
2003 Investment Income
   Income:
     Reinvested dividends ...................................   $     128,232    $     486,382    $      27,499    $     116,882
   Expenses:
     Mortality expense risk and administrative charges ......         540,793          448,458           79,824          563,577
                                                                -------------    -------------    -------------    -------------
   Net investment  income/(expense) .........................        (412,561)          37,924          (52,325)        (446,695)
                                                                -------------    -------------    -------------    -------------
2003 Realized and Unrealized Gain/(Loss)
   from Investments
   Realized gain/(loss) from investments:
     Net realized gain/(loss) from sale of investments ......      (1,397,757)      (1,208,076)        (478,975)        (473,425)
     Reinvested realized gain distributions .................              --               --               --               --
                                                                -------------    -------------    -------------    -------------
   Net realized gain/(loss) on investments ..................      (1,397,757)      (1,208,076)        (478,975)        (473,425)
   Net change in unrealized appreciation/(depreciation)
   of investments ...........................................      11,380,401        9,790,349        1,946,469       14,451,391
                                                                -------------    -------------    -------------    -------------
Net realized and unrealized gain/(loss) from investments ....       9,982,644        8,582,273        1,467,494       13,977,966
                                                                -------------    -------------    -------------    -------------
2003 Net Increase/(Decrease) in Net Assets
   Resulting from Operations ................................   $   9,570,083    $   8,620,197    $   1,415,169    $  13,531,271
                                                                =============    =============    =============    =============

                                                                              Investment Divisions
                                                                -----------------------------------------------
                                                                                   Janus Aspen      Janus Aspen
                                                                    Templeton          Mid Cap          Capital
                                                                       Growth           Growth     Appreciation
                                                                   Securities    Institutional    Institutional
                                                                      Class 2           Shares           Shares
                                                                -------------    -------------    -------------
2003 Investment Income
   Income:
     Reinvested dividends ...................................   $      31,339    $          --    $     109,264
   Expenses:
     Mortality expense risk and administrative charges ......          35,553          235,988          317,045
                                                                -------------    -------------    -------------
   Net investment  income/(expense) .........................          (4,214)        (235,988)        (207,781)
                                                                -------------    -------------    -------------
2003 Realized and Unrealized Gain/(Loss)
   from Investments
   Realized gain/(loss) from investments:
     Net realized gain/(loss) from sale of investments ......          29,903       (5,879,761)      (4,686,666)
     Reinvested realized gain distributions .................              --               --               --
                                                                -------------    -------------    -------------
   Net realized gain/(loss) on investments ..................          29,903       (5,879,761)      (4,686,666)
   Net change in unrealized appreciation/(depreciation)
   of investments ...........................................         791,470       10,999,018        8,836,810
                                                                -------------    -------------    -------------
Net realized and unrealized gain/(loss) from investments ....         821,373        5,119,257        4,150,144
                                                                -------------    -------------    -------------
2003 Net Increase/(Decrease) in Net Assets
   Resulting from Operations ................................   $     817,159    $   4,883,269    $   3,942,363
                                                                =============    =============    =============

See notes to financial statements.


                                   B-18 & B-19

The Guardian Separate Account E

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2003 (continued)

                                                                                      Investment Divisions
                                                                 -------------------------------------------------------------
                                                                                   Janus Aspen
                                                                   Janus Aspen       Worldwide             MFS             MFS
                                                                        Growth          Growth        Emerging       Investors
                                                                 Institutional   Institutional          Growth           Trust
                                                                        Shares          Shares   Initial Class   Initial Class
                                                                 -------------   -------------   -------------   -------------
Net Assets: Contracts with any Two Riders, CAEDB, LBR or EBR
   Contract Value in accumulation period .....................   $     274,617   $     154,574   $     101,429   $     201,971
                                                                 -------------   -------------   -------------   -------------
     Net Assets ..............................................   $     274,617   $     154,574   $     101,429   $     201,971
     Units Outstanding .......................................          44,253          24,669          19,815          25,687
     Unit Value (accumulation) ...............................   $        6.21   $        6.27   $        5.12   $        7.86
Net Assets: Contracts with CAEDB Plus LBR and EBR
   Contract Value in accumulation period .....................   $          --   $       5,369   $      13,115   $      81,695
                                                                 -------------   -------------   -------------   -------------
     Net Assets ..............................................   $          --   $       5,369   $      13,115   $      81,695
     Units Outstanding .......................................              --             590           1,445           8,646
     Unit Value (accumulation) ...............................   $          --   $        9.11   $        9.08   $        9.45
Net Assets: Total
   Contract Value in accumulation period .....................   $  19,337,491   $  30,046,924   $   8,873,563   $  29,788,498
   Contracts in Payout (annuitization) period ................              --          10,836             402         172,975
                                                                 -------------   -------------   -------------   -------------
   Net Assets ................................................   $  19,337,491   $  30,057,760   $   8,873,965   $  29,961,473
                                                                 =============   =============   =============   =============

FIFO Cost Of Shares In Underlying Fund .......................   $  25,645,309   $  41,827,186   $  12,229,798   $  36,181,351

                                                                                      Investment Divisions
                                                                 -------------------------------------------------------------
                                                                           MFS
                                                                           New             MFS             MFS      Prudential
                                                                     Discovery        Research    Total Return        Jennison
                                                                 Initial Class   Initial Class   Initial Class        Class II
                                                                 -------------   -------------   -------------   -------------
Net Assets: Contracts with any Two Riders, CAEDB, LBR or EBR
   Contract Value in accumulation period .....................   $     224,514   $      40,920   $     337,371   $     139,503
                                                                 -------------   -------------   -------------   -------------
     Net Assets ..............................................   $     224,514   $      40,920   $     337,371   $     139,503
     Units Outstanding .......................................          25,275           5,804          27,870          18,379
     Unit Value (accumulation) ...............................   $        8.88   $        7.05   $       12.11   $        7.59
Net Assets: Contracts with CAEDB Plus LBR and EBR
   Contract Value in accumulation period .....................   $          --   $      38,568   $     185,081   $          --
                                                                 -------------   -------------   -------------   -------------
     Net Assets ..............................................   $          --   $      38,568   $     185,081   $          --
     Units Outstanding .......................................              --           4,176          17,788              --
     Unit Value (accumulation) ...............................   $          --   $        9.23   $       10.41   $          --
Net Assets: Total
   Contract Value in accumulation period .....................   $  11,487,862   $   2,983,553   $  66,941,454   $   1,619,631
   Contracts in Payout (annuitization) period ................           5,480              --         399,852              --
                                                                 -------------   -------------   -------------   -------------
   Net Assets ................................................   $  11,493,342   $   2,983,553   $  67,341,306   $   1,619,631
                                                                 =============   =============   =============   =============

FIFO Cost Of Shares In Underlying Fund .......................   $  11,490,003   $   3,259,939   $  62,136,943   $   1,366,244

                                                                      Investment Divisions
                                                                 -----------------------------
                                                                    Van Kampen
                                                                          Life      Van Kampen
                                                                    Investment            Life
                                                                         Trust      Investment
                                                                      Growth &           Trust
                                                                        Income      Government
                                                                      Class II        Class II
                                                                 -------------   -------------
Net Assets: Contracts with any Two Riders, CAEDB, LBR or EBR
   Contract Value in accumulation period .....................   $     210,737   $     506,028
                                                                 -------------   -------------
     Net Assets ..............................................   $     210,737   $     506,028
     Units Outstanding .......................................          20,473          47,950
     Unit Value (accumulation) ...............................   $       10.29   $       10.55
Net Assets: Contracts with CAEDB Plus LBR and EBR
   Contract Value in accumulation period .....................   $      51,496   $     272,157
                                                                 -------------   -------------
     Net Assets ..............................................   $      51,496   $     272,157
     Units Outstanding .......................................           5,024          25,897
     Unit Value (accumulation) ...............................   $       10.25   $       10.51
Net Assets: Total
   Contract Value in accumulation period .....................   $   7,182,549   $  14,391,512
   Contracts in Payout (annuitization) period ................          13,046          88,908
                                                                 -------------   -------------
   Net Assets ................................................   $   7,195,595   $  14,480,420
                                                                 =============   =============

FIFO Cost Of Shares In Underlying Fund .......................   $   6,152,229   $  14,681,045


STATEMENT OF OPERATIONS

Year Ended  December 31, 2003 (continued)

                                                                                       Investment Divisions
                                                              ----------------------------------------------------------------
                                                                                 Janus Aspen
                                                                Janus Aspen        Worldwide              MFS              MFS
                                                                     Growth           Growth         Emerging        Investors
                                                              Institutional    Institutional           Growth            Trust
                                                                     Shares           Shares    Initial Class    Initial Class
                                                              -------------    -------------    -------------    -------------
2003 Investment Income
   Income:
     Reinvested dividends .................................   $      15,892    $     306,876    $          --    $     185,314
   Expenses:
     Mortality expense risk and administrative charges ....         251,631          386,107          106,546          384,788
                                                              -------------    -------------    -------------    -------------
   Net investment  income/(expense) .......................        (235,739)         (79,231)        (106,546)        (199,474)
                                                              -------------    -------------    -------------    -------------
2003 Realized and Unrealized Gain/(Loss)
   from Investments
   Realized gain/(loss) from investments:
     Net realized gain/(loss) from sale of investments ....      (4,346,393)      (8,763,610)      (2,844,868)      (1,930,266)
     Reinvested realized gain distributions ...............              --               --               --               --
                                                              -------------    -------------    -------------    -------------
   Net realized gain/(loss) on investments ................      (4,346,393)      (8,763,610)      (2,844,868)      (1,930,266)
   Net change in unrealized appreciation/(depreciation)
     of investments .......................................       9,277,194       14,452,840        4,774,226        7,314,957
                                                              -------------    -------------    -------------    -------------
Net realized and unrealized gain/(loss) from investments ..       4,930,801        5,689,230        1,929,358        5,384,691
                                                              -------------    -------------    -------------    -------------
2003 Net Increase/(Decrease) in Net Assets
  Resulting from Operations ...............................   $   4,695,062    $   5,609,999    $   1,822,812    $   5,185,217
                                                              =============    =============    =============    =============

                                                                                      Investment Divisions
                                                              ----------------------------------------------------------------
                                                                        MFS
                                                                        New              MFS              MFS       Prudential
                                                                  Discovery         Research     Total Return         Jennison
                                                              Initial Class    Initial Class    Initial Class         Class II
                                                              -------------    -------------    -------------    -------------
2003 Investment Income
   Income:
     Reinvested dividends .................................   $          --    $      15,875    $     869,442    $          --
   Expenses:
     Mortality expense risk and administrative charges ....         128,510           34,703          726,976           17,905
                                                              -------------    -------------    -------------    -------------
   Net investment  income/(expense) .......................        (128,510)         (18,828)         142,466          (17,905)
                                                              -------------    -------------    -------------    -------------
2003 Realized and Unrealized Gain/(Loss)
   from Investments
   Realized gain/(loss) from investments:
     Net realized gain/(loss) from sale of investments ....        (589,733)        (358,856)        (305,117)         (15,582)
     Reinvested realized gain distributions ...............              --               --               --               --
                                                              -------------    -------------    -------------    -------------
   Net realized gain/(loss) on investments ................        (589,733)        (358,856)        (305,117)         (15,582)
   Net change in unrealized appreciation/(depreciation)
     of investments .......................................       3,203,836          900,936        8,047,788          328,414
                                                              -------------    -------------    -------------    -------------
Net realized and unrealized gain/(loss) from investments ..       2,614,103          542,080        7,742,671          312,832
                                                              -------------    -------------    -------------    -------------
2003 Net Increase/(Decrease) in Net Assets
  Resulting from Operations ...............................   $   2,485,593    $     523,252    $   7,885,137    $     294,927
                                                              =============    =============    =============    =============

                                                                    Investment Divisions
                                                              ------------------------------
                                                                 Van Kampen
                                                                       Life       Van Kampen
                                                                 Investment             Life
                                                                      Trust       Investment
                                                                   Growth &            Trust
                                                                     Income       Government
                                                                   Class II         Class II
                                                              -------------    -------------
2003 Investment Income
   Income:
     Reinvested dividends .................................   $      15,536    $     486,962
   Expenses:
     Mortality expense risk and administrative charges ....          50,556          171,154
                                                              -------------    -------------
   Net investment  income/(expense) .......................         (35,020)         315,808
                                                              -------------    -------------
2003 Realized and Unrealized Gain/(Loss)
   from Investments
   Realized gain/(loss) from investments:
     Net realized gain/(loss) from sale of investments ....          67,986          (61,427)
     Reinvested realized gain distributions ...............              --               --
                                                              -------------    -------------
   Net realized gain/(loss) on investments ................          67,986          (61,427)
   Net change in unrealized appreciation/(depreciation)
     of investments .......................................       1,051,279         (279,606)
                                                              -------------    -------------
Net realized and unrealized gain/(loss) from investments ..       1,119,265         (341,033)
                                                              -------------    -------------
2003 Net Increase/(Decrease) in Net Assets
  Resulting from Operations ...............................   $   1,084,245    $     (25,225)
                                                              =============    =============

See notes to financial statements.


                                   B-20 & B-21

The Guardian Separate Account E

STATEMENT OF CHANGES IN NET ASSETS

Years Ended December 31, 2002 and 2003

                                                                                    Investment Divisions
                                                              ----------------------------------------------------------------
                                                                                                                      Guardian
                                                                                    Guardian         Guardian          VC High
                                                                   Guardian           VC 500         VC Asset            Yield
                                                                      Stock            Index       Allocation             Bond
                                                              -------------    -------------    -------------    -------------
2002 Increase/(Decrease) from Operations
   Net investment income/(expense) ........................   $    (890,903)   $     113,409    $      83,513    $     322,859
   Net realized gain/(loss) from sale of investments ......     (36,293,044)      (1,589,094)      (1,455,096)        (272,728)
   Reinvested realized gain distributions .................              --               --               --               --
   Net change in unrealized appreciation/(depreciation)
     of investments .......................................     (17,053,926)      (2,584,901)      (1,593,065)         (71,475)
                                                              -------------    -------------    -------------    -------------
   Net increase/(decrease) resulting from operations ......     (54,237,873)      (4,060,586)      (2,964,648)         (21,344)
                                                              -------------    -------------    -------------    -------------
2002 Contract Transactions
   Net contract purchase payments .........................      15,036,377        3,859,868        1,503,441        1,023,239
   Transfers between investment divisions .................     (22,155,857)       2,340,629       (1,149,237)          33,490
   Transfers on account of death ..........................        (996,953)         (15,377)         (54,715)              --
   Contract fees ..........................................        (316,615)         (16,523)          (9,364)          (2,674)
   Transfers of annuity benefits, surrenders and partial
     withdrawals ..........................................     (19,897,348)      (1,635,694)        (958,735)        (389,832)
   Transfers--other .......................................          11,991            2,892           (1,820)            (301)
                                                              -------------    -------------    -------------    -------------
   Net increase/(decrease) from contract transactions .....     (28,318,405)       4,535,795         (670,430)         663,922
                                                              -------------    -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for
   Contracts in Payout Period .............................          14,951               --            4,831               --
                                                              -------------    -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets ...................     (82,541,327)         475,209       (3,630,247)         642,578
   Net Assets at December 31, 2001 ........................     253,765,369       14,203,301       13,463,327        4,361,978
                                                              -------------    -------------    -------------    -------------
   Net Assets at December 31, 2002 ........................   $ 171,224,042    $  14,678,510    $   9,833,080    $   5,004,556
                                                              =============    =============    =============    =============

2003 Increase/(Decrease) from Operations
   Net investment income/(expense) ........................   $    (550,272)   $      68,066    $     198,109    $     565,822
   Net realized gain/(loss) from sale of investments ......     (24,210,700)        (868,298)        (940,890)         (85,010)
   Reinvested realized gain distributions .................              --               --               --               --
   Net change in unrealized appreciation/(depreciation)
     of investments .......................................      56,189,482        5,493,139        3,271,456          779,181
                                                              -------------    -------------    -------------    -------------
   Net increase/(decrease) resulting from operations ......      31,428,510        4,692,907        2,528,675        1,259,993
                                                              -------------    -------------    -------------    -------------
2003 Contract Transactions
   Net contract purchase payments .........................      11,303,368        5,532,699          905,639        2,305,347
   Transfers between investment divisions .................      (6,680,175)       3,963,887        1,123,221        4,034,600
   Transfers on account of death ..........................        (871,536)         (94,266)         (64,263)         (43,227)
   Contract fees ..........................................        (271,982)         (19,856)          (9,807)          (4,249)
   Transfers of annuity benefits, surrenders and partial
     withdrawals ..........................................     (16,299,438)      (1,725,808)        (954,238)        (850,356)
   Transfers--other .......................................             911             (737)          (1,588)             810
                                                              -------------    -------------    -------------    -------------
   Net increase/(decrease) from contract transactions .....     (12,818,852)       7,655,919          998,964        5,442,925
                                                              -------------    -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for
   Contracts in Payout Period .............................          21,143            2,335               --               --
                                                              -------------    -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets ...................      18,630,801       12,351,161        3,527,639        6,702,918
   Net Assets at December 31, 2002 ........................     171,224,042       14,678,510        9,833,080        5,004,556
                                                              -------------    -------------    -------------    -------------
   Net Assets at December 31, 2003 ........................   $ 189,854,843    $  27,029,671    $  13,360,719    $  11,707,474
                                                              =============    =============    =============    =============

                                                                                      Investment Divisions
                                                              ----------------------------------------------------------------
                                                                  Guardian          Guardian         Guardian
                                                                    VC Low            UBS VC           UBS VC
                                                                  Duration         Large Cap        Small Cap         Guardian
                                                                      Bond             Value            Value             Bond
                                                              -------------    -------------    -------------    -------------
2002 Increase/(Decrease) from Operations
   Net investment income/(expense) ........................   $          --    $          --    $          --    $   2,987,180
   Net realized gain/(loss) from sale of investments ......              --               --               --         (123,691)
   Reinvested realized gain distributions .................              --               --               --          335,859
   Net change in unrealized appreciation/(depreciation)
     of investments .......................................              --               --               --        3,750,760
                                                              -------------    -------------    -------------    -------------
   Net increase/(decrease) resulting from operations ......              --               --               --        6,950,108
                                                              -------------    -------------    -------------    -------------
2002 Contract Transactions
   Net contract purchase payments .........................              --               --               --       14,775,418
   Transfers between investment divisions .................              --               --               --       28,612,249
   Transfers on account of death ..........................              --               --               --         (342,176)
   Contract fees ..........................................              --               --               --          (44,710)
   Transfers of annuity benefits, surrenders and partial
     withdrawals ..........................................              --               --               --       (8,711,929)
   Transfers--other .......................................              --               --               --            4,246
                                                              -------------    -------------    -------------    -------------
   Net increase/(decrease) from contract transactions .....              --               --               --       34,293,098
                                                              -------------    -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for
   Contracts in Payout Period .............................              --               --               --          120,744
                                                              -------------    -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets ...................              --               --               --       41,363,950
   Net Assets at December 31, 2001 ........................              --               --               --       68,829,260
                                                              -------------    -------------    -------------    -------------
   Net Assets at December 31, 2002 ........................   $          --    $          --    $          --    $ 110,193,210
                                                              =============    =============    =============    =============

2003 Increase/(Decrease) from Operations
   Net investment income/(expense) ........................   $       1,574    $       3,759    $      (5,434)   $   2,734,589
   Net realized gain/(loss) from sale of investments ......             102           16,241           27,619        1,966,317
   Reinvested realized gain distributions .................           2,085           24,044          143,271        3,221,027
   Net change in unrealized appreciation/(depreciation)
     of investments .......................................             247           94,377          174,011       (4,185,170)
                                                              -------------    -------------    -------------    -------------
   Net increase/(decrease) resulting from operations ......           4,008          138,421          339,467        3,736,763
                                                              -------------    -------------    -------------    -------------
2003 Contract Transactions
   Net contract purchase payments .........................         731,578          363,793          485,113       16,738,114
   Transfers between investment divisions .................       1,285,825          832,749        2,665,647       (6,776,843)
   Transfers on account of death ..........................              --           (5,482)              --         (911,509)
   Contract fees ..........................................             (14)             (74)          (1,262)         (68,903)
   Transfers of annuity benefits, surrenders and partial
     withdrawals ..........................................          (9,765)         (13,475)         (61,160)     (13,474,150)
   Transfers--other .......................................             225               90             (115)           3,456
                                                              -------------    -------------    -------------    -------------
   Net increase/(decrease) from contract transactions .....       2,007,849        1,177,601        3,088,223       (4,489,835)
                                                              -------------    -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for
   Contracts in Payout Period .............................              --               --               --         (183,122)
                                                              -------------    -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets ...................       2,011,857        1,316,022        3,427,690         (936,194)
   Net Assets at December 31, 2002 ........................              --               --               --      110,193,210
                                                              -------------    -------------    -------------    -------------
   Net Assets at December 31, 2003 ........................   $   2,011,857    $   1,316,022    $   3,427,690    $ 109,257,016
                                                              =============    =============    =============    =============

                                                                             Investment Divisions
                                                              -----------------------------------------------
                                                                                     Gabelli          Baillie
                                                                   Guardian          Capital          Gifford
                                                                       Cash            Asset    International
                                                              -------------    -------------    -------------
2002 Increase/(Decrease) from Operations
   Net investment income/(expense) ........................   $    (111,443)   $    (617,990)   $    (276,806)
   Net realized gain/(loss) from sale of investments ......              --       (2,927,136)      (7,775,423)
   Reinvested realized gain distributions .................              --               --               --
   Net change in unrealized appreciation/(depreciation)
     of investments .......................................              --       (7,411,637)       3,509,681
                                                              -------------    -------------    -------------
   Net increase/(decrease) resulting from operations ......        (111,443)     (10,956,763)      (4,542,548)
                                                              -------------    -------------    -------------
2002 Contract Transactions
   Net contract purchase payments .........................      32,727,935       11,464,511        1,810,657
   Transfers between investment divisions .................      (8,394,428)       3,036,665       (1,427,811)
   Transfers on account of death ..........................      (1,077,768)        (342,303)        (135,532)
   Contract fees ..........................................         (57,382)         (58,319)         (23,452)
   Transfers of annuity benefits, surrenders and partial
     withdrawals ..........................................     (30,768,516)      (5,209,895)      (1,744,028)
   Transfers--other .......................................             119           19,475             (424)
                                                              -------------    -------------    -------------
   Net increase/(decrease) from contract transactions .....      (7,570,040)       8,910,134       (1,520,590)
                                                              -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for
   Contracts in Payout Period .............................        (142,816)           8,373          (21,438)
                                                              -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets ...................      (7,824,299)      (2,038,256)      (6,084,576)
   Net Assets at December 31, 2001 ........................     131,919,997       58,993,301       25,584,667
                                                              -------------    -------------    -------------
   Net Assets at December 31, 2002 ........................   $ 124,095,698    $  56,955,045    $  19,500,091
                                                              =============    =============    =============

2003 Increase/(Decrease) from Operations
   Net investment income/(expense) ........................   $    (736,921)   $    (813,755)   $      79,788
   Net realized gain/(loss) from sale of investments ......              --       (2,359,299)       1,434,782
   Reinvested realized gain distributions .................              --           74,054               --
   Net change in unrealized appreciation/(depreciation)
     of investments .......................................              --       22,515,158        4,554,214
                                                              -------------    -------------    -------------
   Net increase/(decrease) resulting from operations ......        (736,921)      19,416,158        6,068,784
                                                              -------------    -------------    -------------
2003 Contract Transactions
   Net contract purchase payments .........................      40,783,003        6,528,083        2,550,722
   Transfers between investment divisions .................     (44,633,780)       5,589,046          976,456
   Transfers on account of death ..........................      (1,455,945)        (389,414)        (104,203)
   Contract fees ..........................................         (65,043)         (59,187)         (20,749)
   Transfers of annuity benefits, surrenders and partial
     withdrawals ..........................................     (26,423,185)      (5,148,838)      (1,614,207)
   Transfers--other .......................................           1,763           11,734           (2,604)
                                                              -------------    -------------    -------------
   Net increase/(decrease) from contract transactions .....     (31,793,187)       6,531,424        1,785,415
                                                              -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for
   Contracts in Payout Period .............................          48,976            3,916           (3,385)
                                                              -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets ...................     (32,481,132)      25,951,498        7,850,814
   Net Assets at December 31, 2002 ........................     124,095,698       56,955,045       19,500,091
                                                              -------------    -------------    -------------
   Net Assets at December 31, 2003 ........................   $  91,614,566    $  82,906,543    $  27,350,905
                                                              =============    =============    =============

See notes to financial statements.


                                   B-22 & B-23

The Guardian Separate Account E

STATEMENT OF CHANGES IN NET ASSETS

Years Ended December 31, 2002 and 2003 (continued)

                                                                                       Investment Divisions
                                                              ---------------------------------------------------------------------
                                                                                                                         Value Line
                                                              Baillie Gifford          Guardian                           Strategic
                                                                     Emerging         Small Cap        Value Line             Asset
                                                                      Markets             Stock         Centurion        Management
                                                              ---------------   ---------------   ---------------   ---------------
2002 Increase/(Decrease) from Operations
   Net investment income/(expense) ........................   $       (61,542)  $      (415,723)  $      (395,824)  $       (48,827)
   Net realized gain/(loss) from sale of investments ......          (771,772)         (359,984)       (5,857,118)      (17,018,686)
   Reinvested realized gain distributions .................                --                --                --                --
   Net change in unrealized appreciation/(depreciation)
     of investments .......................................          (300,278)       (5,386,362)       (2,507,411)       (9,081,705)
                                                              ---------------   ---------------   ---------------   ---------------
   Net increase/(decrease) resulting from operations ......        (1,133,592)       (6,162,069)       (8,760,353)      (26,149,218)
                                                              ---------------   ---------------   ---------------   ---------------
2002 Contract Transactions
   Net contract purchase payments .........................         1,417,751         3,825,120         2,641,787        12,179,763
   Transfers between investment divisions .................         1,833,491         1,368,199        (2,924,902)      (13,631,460)
   Transfers on account of death ..........................           (53,823)         (208,307)         (185,780)       (1,310,874)
   Contract fees ..........................................            (9,329)          (40,003)          (37,773)         (139,079)
   Transfers of annuity benefits, surrenders and partial
     withdrawals ..........................................          (953,683)       (2,884,792)       (3,186,926)      (15,753,746)
   Transfers--other .......................................            (2,179)            4,819               993            (1,781)
                                                              ---------------   ---------------   ---------------   ---------------
   Net increase/(decrease) from contract transactions .....         2,232,228         2,065,036        (3,692,601)      (18,657,177)
                                                              ---------------   ---------------   ---------------   ---------------
Actuarial Increase/(Decrease) in Reserves for
   Contracts in Payout Period .............................                --                --                --            22,062
                                                              ---------------   ---------------   ---------------   ---------------
Total Increase/(Decrease) in Net Assets ...................         1,098,636        (4,097,033)      (12,452,954)      (44,784,333)
   Net Assets at December 31, 2001 ........................         6,633,380        33,328,275        37,122,192       190,821,288
                                                              ---------------   ---------------   ---------------   ---------------
   Net Assets at December 31, 2002 ........................   $     7,732,016   $    29,231,242   $    24,669,238   $   146,036,955
                                                              ===============   ===============   ===============   ===============

2003 Increase/(Decrease) from Operations
   Net investment income/(expense) ........................   $       (34,198)  $      (473,693)  $      (346,218)  $      (906,207)
   Net realized gain/(loss) from sale of investments ......            61,757         1,712,270        (2,540,061)      (13,172,516)
   Reinvested realized gain distributions .................                --                --                --                --
   Net change in unrealized appreciation/(depreciation)
     of investments .......................................         3,904,811        10,813,328         7,119,406        34,016,145
                                                              ---------------   ---------------   ---------------   ---------------
   Net increase/(decrease) resulting from operations ......         3,932,370        12,051,905         4,233,127        19,937,422
                                                              ---------------   ---------------   ---------------   ---------------
2003 Contract Transactions
   Net contract purchase payments .........................         1,147,326         3,930,878         2,332,119         7,392,266
   Transfers between investment divisions .................         1,562,227         2,925,487          (770,062)       (3,284,324)
   Transfers on account of death ..........................            (3,938)         (214,089)         (156,986)       (1,452,781)
   Contract fees ..........................................           (10,381)          (39,526)          (31,638)         (128,010)
   Transfers of annuity benefits, surrenders and partial
     withdrawals ..........................................        (1,120,084)       (2,468,735)       (1,961,619)      (13,289,520)
   Transfers--other .......................................             1,253             1,292             1,883              (635)
                                                              ---------------   ---------------   ---------------   ---------------
   Net increase/(decrease) from contract transactions .....         1,576,403         4,135,307          (586,303)      (10,763,004)
                                                              ---------------   ---------------   ---------------   ---------------
Actuarial Increase/(Decrease) in Reserves for
   Contracts in Payout Period .............................                --             5,218                --           228,095
                                                              ---------------   ---------------   ---------------   ---------------
Total Increase/(Decrease) in Net Assets ...................         5,508,773        16,192,430         3,646,824         9,402,513
   Net Assets at December 31, 2002 ........................         7,732,016        29,231,242        24,669,238       146,036,955
                                                              ---------------   ---------------   ---------------   ---------------
   Net Assets at December 31, 2003 ........................   $    13,240,789   $    45,423,672   $    28,316,062   $   155,439,468
                                                              ===============   ===============   ===============   ===============

                                                                                        Investment Divisions
                                                              ---------------------------------------------------------------------
                                                                     AIM V.I.          AIM V.I.          AIM V.I.          AIM V.I.
                                                                      Capital            Global        Government           Premier
                                                                 Appreciation         Utilities        Securities            Equity
                                                                     Series 1          Series 1          Series 1          Series 1
                                                              ---------------   ---------------   ---------------   ---------------
2002 Increase/(Decrease) from Operations
   Net investment income/(expense) ........................   $      (145,386)  $        56,083   $       206,211   $      (303,858)
   Net realized gain/(loss) from sale of investments ......        (2,848,116)       (1,826,225)          260,533        (7,491,298)
   Reinvested realized gain distributions .................                --                --                --                --
   Net change in unrealized appreciation/(depreciation)
     of investments .......................................          (445,399)          453,167           466,814        (4,906,255)
                                                              ---------------   ---------------   ---------------   ---------------
   Net increase/(decrease) resulting from operations ......        (3,438,901)       (1,316,975)          933,558       (12,701,411)
                                                              ---------------   ---------------   ---------------   ---------------
2002 Contract Transactions
   Net contract purchase payments .........................           986,448           293,425         5,399,307         2,748,969
   Transfers between investment divisions .................        (1,288,266)         (585,493)        9,526,413        (5,088,260)
   Transfers on account of death ..........................           (20,747)          (54,090)          (98,942)         (465,882)
   Contract fees ..........................................           (14,312)           (2,885)           (5,366)          (27,910)
   Transfers of annuity benefits, surrenders and partial
     withdrawals ..........................................          (909,198)         (281,989)         (963,387)       (3,102,608)
   Transfers--other .......................................                72             1,025            (1,552)            1,315
                                                              ---------------   ---------------   ---------------   ---------------
   Net increase/(decrease) from contract transactions .....        (1,246,003)         (630,007)       13,856,473        (5,934,376)
                                                              ---------------   ---------------   ---------------   ---------------
Actuarial Increase/(Decrease) in Reserves for
   Contracts in Payout Period .............................                --                --                --                --
                                                              ---------------   ---------------   ---------------   ---------------
Total Increase/(Decrease) in Net Assets ...................        (4,684,904)       (1,946,982)       14,790,031       (18,635,787)
   Net Assets at December 31, 2001 ........................        13,855,627         4,863,168         4,206,708        42,034,813
                                                              ---------------   ---------------   ---------------   ---------------
   Net Assets at December 31, 2002 ........................   $     9,170,723   $     2,916,186   $    18,996,739   $    23,399,026
                                                              ===============   ===============   ===============   ===============

2003 Increase/(Decrease) from Operations
   Net investment income/(expense) ........................   $      (146,669)  $        69,576   $       282,783   $      (246,426)
   Net realized gain/(loss) from sale of investments ......        (1,420,837)         (959,616)          300,157        (4,137,748)
   Reinvested realized gain distributions .................                --                --             9,388                --
   Net change in unrealized appreciation/(depreciation)
     of investments .......................................         4,171,257         1,349,537          (689,630)        9,154,077
                                                              ---------------   ---------------   ---------------   ---------------
   Net increase/(decrease) resulting from operations ......         2,603,751           459,497           (97,302)        4,769,903
                                                              ---------------   ---------------   ---------------   ---------------
2003 Contract Transactions
   Net contract purchase payments .........................         1,047,138           224,221         6,720,276           632,164
   Transfers between investment divisions .................           576,825           (92,475)        2,323,851        (1,962,269)
   Transfers on account of death ..........................           (40,591)          (28,441)         (107,984)         (133,392)
   Contract fees ..........................................           (12,863)           (2,646)          (10,346)          (24,195)
   Transfers of annuity benefits, surrenders and partial
     withdrawals ..........................................          (824,408)         (314,141)       (2,259,321)       (2,198,709)
   Transfers--other .......................................              (880)             (249)             (232)            2,764
                                                              ---------------   ---------------   ---------------   ---------------
   Net increase/(decrease) from contract transactions .....           745,221          (213,731)        6,666,244        (3,683,637)
                                                              ---------------   ---------------   ---------------   ---------------
Actuarial Increase/(Decrease) in Reserves for
   Contracts in Payout Period .............................                --                --             2,080              (746)
                                                              ---------------   ---------------   ---------------   ---------------
Total Increase/(Decrease) in Net Assets ...................         3,348,972           245,766         6,571,022         1,085,520
   Net Assets at December 31, 2002 ........................         9,170,723         2,916,186        18,996,739        23,399,026
                                                              ---------------   ---------------   ---------------   ---------------
   Net Assets at December 31, 2003 ........................   $    12,519,695   $     3,161,952   $    25,567,761   $    24,484,546
                                                              ===============   ===============   ===============   ===============

                                                                                 Investment Divisions
                                                              -----------------------------------------------------
                                                                     Alliance           Alliance
                                                                    Bernstein          Bernstein           Alliance
                                                                     Growth &            Premier          Bernstein
                                                                       Income             Growth         Technology
                                                                      Class B            Class B            Class B
                                                              ---------------    ---------------    ---------------
2002 Increase/(Decrease) from Operations
   Net investment income/(expense) ........................   $        (2,311)   $          (516)   $          (224)
   Net realized gain/(loss) from sale of investments ......           (22,714)               848             (1,721)
   Reinvested realized gain distributions .................             2,911                 --                 --
   Net change in unrealized appreciation/(depreciation)
     of investments .......................................             8,145             (7,435)            (1,007)
                                                              ---------------    ---------------    ---------------
   Net increase/(decrease) resulting from operations ......           (13,969)            (7,103)            (2,952)
                                                              ---------------    ---------------    ---------------
2002 Contract Transactions
   Net contract purchase payments .........................           396,982             89,208             42,906
   Transfers between investment divisions .................           254,808             72,725             13,932
   Transfers on account of death ..........................                --                 --                 --
   Contract fees ..........................................               (92)               (18)               (13)
   Transfers of annuity benefits, surrenders and partial
     withdrawals ..........................................           (10,302)            (1,749)                --
   Transfers--other .......................................               525                822                  1
                                                              ---------------    ---------------    ---------------
   Net increase/(decrease) from contract transactions .....           641,921            160,988             56,826
                                                              ---------------    ---------------    ---------------
Actuarial Increase/(Decrease) in Reserves for
   Contracts in Payout Period .............................                --                 --                 --
                                                              ---------------    ---------------    ---------------
Total Increase/(Decrease) in Net Assets ...................           627,952            153,885             53,874
   Net Assets at December 31, 2001 ........................                --                 --                 --
                                                              ---------------    ---------------    ---------------
   Net Assets at December 31, 2002 ........................   $       627,952    $       153,885    $        53,874
                                                              ===============    ===============    ===============

2003 Increase/(Decrease) from Operations
   Net investment income/(expense) ........................   $       (19,811)   $       (15,496)   $       (14,374)
   Net realized gain/(loss) from sale of investments ......            82,952             15,578            137,585
   Reinvested realized gain distributions .................                --                 --                 --
   Net change in unrealized appreciation/(depreciation)
     of investments .......................................           555,949            221,979            137,553
                                                              ---------------    ---------------    ---------------
   Net increase/(decrease) resulting from operations ......           619,090            222,061            260,764
                                                              ---------------    ---------------    ---------------
2003 Contract Transactions
   Net contract purchase payments .........................         1,212,241            993,898            566,347
   Transfers between investment divisions .................         2,394,058            652,299          1,556,986
   Transfers on account of death ..........................           (29,164)                --                 --
   Contract fees ..........................................              (911)              (307)              (527)
   Transfers of annuity benefits, surrenders and partial
     withdrawals ..........................................          (233,233)           (14,655)          (197,219)
   Transfers--other .......................................             1,530               (667)               934
                                                              ---------------    ---------------    ---------------
   Net increase/(decrease) from contract transactions .....         3,344,521          1,630,568          1,926,521
                                                              ---------------    ---------------    ---------------
Actuarial Increase/(Decrease) in Reserves for
   Contracts in Payout Period .............................                --                 --                 --
                                                              ---------------    ---------------    ---------------
Total Increase/(Decrease) in Net Assets ...................         3,963,611          1,852,629          2,187,285
   Net Assets at December 31, 2002 ........................           627,952            153,885             53,874
                                                              ---------------    ---------------    ---------------
   Net Assets at December 31, 2003 ........................   $     4,591,563    $     2,006,514    $     2,241,159
                                                              ===============    ===============    ===============

See notes to financial statements.


                                   B-24 & B-25

The Guardian Separate Account E

STATEMENT OF CHANGES IN NET ASSETS

Years Ended December 31, 2002 and 2003 (continued)

                                                                                      Investment Divisions
                                                              ----------------------------------------------------------------
                                                                   Alliance
                                                                  Bernstein
                                                                      Value            Davis            Davis            Davis
                                                                    Class B        Financial      Real Estate            Value
                                                              -------------    -------------    -------------    -------------
2002 Increase/(Decrease) from Operations
   Net investment income/(expense) ........................   $      (2,281)   $    (111,346)   $     189,889    $    (196,567)
   Net realized gain/(loss) from sale of investments ......          (2,001)        (330,661)          10,748       (1,935,246)
   Reinvested realized gain distributions .................              --               --               --               --
   Net change in unrealized appreciation/(depreciation)
     of investments .......................................           5,593       (1,695,617)        (189,235)      (4,492,930)
                                                              -------------    -------------    -------------    -------------
   Net increase/(decrease) resulting from operations ......           1,311       (2,137,624)          11,402       (6,624,743)
                                                              -------------    -------------    -------------    -------------
2002 Contract Transactions
   Net contract purchase payments .........................         249,284        1,505,134        1,878,329        4,425,350
   Transfers between investment divisions .................         280,428       (1,285,276)       3,581,209          483,511
   Transfers on account of death ..........................              --         (129,158)         (44,663)        (476,651)
   Contract fees ..........................................             (58)          (9,422)          (3,251)         (19,651)
   Transfers of annuity benefits, surrenders and partial
     withdrawals ..........................................          (5,884)        (783,621)        (664,967)      (3,445,866)
   Transfers--other .......................................            (480)            (905)           1,261            7,312
                                                              -------------    -------------    -------------    -------------
   Net increase/(decrease) from contract transactions .....         523,290         (703,248)       4,747,918          974,005
                                                              -------------    -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for
   Contracts in Payout Period .............................              --               --               --            7,761
                                                              -------------    -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets ...................         524,601       (2,840,872)       4,759,320       (5,642,977)
   Net Assets at December 31, 2001 ........................              --       11,702,864        2,339,620       35,071,867
                                                              -------------    -------------    -------------    -------------
   Net Assets at December 31, 2002 ........................   $     524,601    $   8,861,992    $   7,098,940    $  29,428,890
                                                              =============    =============    =============    =============

2003 Increase/(Decrease) from Operations
   Net investment income/(expense) ........................   $     (10,888)   $     (99,987)   $     424,838    $    (180,748)
   Net realized gain/(loss) from sale of investments ......          24,424         (419,662)         221,236       (1,460,645)
   Reinvested realized gain distributions .................              --               --          288,519               --
   Net change in unrealized appreciation/(depreciation)
     of investments .......................................         447,817        3,074,264        2,596,617        9,709,506
                                                              -------------    -------------    -------------    -------------
   Net increase/(decrease) resulting from operations ......         461,353        2,554,615        3,531,210        8,068,113
                                                              -------------    -------------    -------------    -------------
2003 Contract Transactions
   Net contract purchase payments .........................       1,266,961        1,071,099        2,561,068        4,143,433
   Transfers between investment divisions .................         452,311         (224,968)       6,439,578        1,091,138
   Transfers on account of death ..........................              --          (27,810)         (15,967)        (203,193)
   Contract fees ..........................................            (416)          (9,651)          (7,780)         (21,028)
   Transfers of annuity benefits, surrenders and partial
     withdrawals ..........................................         (59,742)        (610,366)      (1,396,718)      (2,938,889)
   Transfers--other .......................................            (221)             277           (1,018)          (2,515)
                                                              -------------    -------------    -------------    -------------
   Net increase/(decrease) from contract transactions .....       1,658,893          198,581        7,579,163        2,068,946
                                                              -------------    -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for
   Contracts in Payout Period .............................              --               --               --               --
                                                              -------------    -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets ...................       2,120,246        2,753,196       11,110,373       10,137,059
   Net Assets at December 31, 2002 ........................         524,601        8,861,992        7,098,940       29,428,890
                                                              -------------    -------------    -------------    -------------
   Net Assets at December 31, 2003 ........................   $   2,644,847    $  11,615,188    $  18,209,313    $  39,565,949
                                                              =============    =============    =============    =============

                                                                                      Investment Divisions
                                                              ----------------------------------------------------------------
                                                                                Fidelity VIP     Fidelity VIP
                                                               Fidelity VIP          Equity-           Growth     Fidelity VIP
                                                                 Contrafund           Income    Opportunities          Mid Cap
                                                              Service Class    Service Class    Service Class    Service Class
                                                              -------------    -------------    -------------    -------------
2002 Increase/(Decrease) from Operations
   Net investment income/(expense) ........................   $    (213,630)   $       8,247    $     (15,097)   $    (183,569)
   Net realized gain/(loss) from sale of investments ......      (2,070,650)        (966,888)      (1,096,563)        (289,297)
   Reinvested realized gain distributions .................              --          477,113               --               --
   Net change in unrealized appreciation/(depreciation)
     of investments .......................................      (1,797,354)      (4,915,972)        (251,741)      (3,879,362)
                                                              -------------    -------------    -------------    -------------
   Net increase/(decrease) resulting from operations ......      (4,081,634)      (5,397,500)      (1,363,401)      (4,352,228)
                                                              -------------    -------------    -------------    -------------
2002 Contract Transactions
   Net contract purchase payments .........................       4,405,316        6,468,085          514,543        6,676,701
   Transfers between investment divisions .................       1,110,403        7,164,908         (657,545)       4,819,195
   Transfers on account of death ..........................        (122,156)        (198,630)         (51,441)        (143,035)
   Contract fees ..........................................         (34,699)         (15,329)          (7,011)         (31,159)
   Transfers of annuity benefits, surrenders and partial
     withdrawals ..........................................      (2,559,857)      (1,773,983)        (404,265)      (3,400,931)
   Transfers--other .......................................           1,957            9,917             (727)            (509)
                                                              -------------    -------------    -------------    -------------
   Net increase/(decrease) from contract transactions .....       2,800,964       11,654,968         (606,446)       7,920,262
                                                              -------------    -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for
   Contracts in Payout Period .............................              --           10,719            2,556            3,191
                                                              -------------    -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets ...................      (1,280,670)       6,268,187       (1,967,291)       3,571,225
   Net Assets at December 31, 2001 ........................      34,506,753       20,637,538        5,999,874       31,187,012
                                                              -------------    -------------    -------------    -------------
   Net Assets at December 31, 2002 ........................   $  33,226,083    $  26,905,725    $   4,032,583    $  34,758,237
                                                              =============    =============    =============    =============

2003 Increase/(Decrease) from Operations
   Net investment income/(expense) ........................   $    (412,561)   $      37,924    $     (52,325)   $    (446,695)
   Net realized gain/(loss) from sale of investments ......      (1,397,757)      (1,208,076)        (478,975)        (473,425)
   Reinvested realized gain distributions .................              --               --               --               --
   Net change in unrealized appreciation/(depreciation)
     of investments .......................................      11,380,401        9,790,349        1,946,469       14,451,391
                                                              -------------    -------------    -------------    -------------
   Net increase/(decrease) resulting from operations ......       9,570,083        8,620,197        1,415,169       13,531,271
                                                              -------------    -------------    -------------    -------------
2003 Contract Transactions
   Net contract purchase payments .........................       5,411,035        5,547,227          933,049        5,773,930
   Transfers between investment divisions .................       5,236,358        3,445,970        3,170,050        5,067,876
   Transfers on account of death ..........................        (103,256)        (224,394)         (11,670)        (204,847)
   Contract fees ..........................................         (37,303)         (20,652)          (7,948)         (36,618)
   Transfers of annuity benefits, surrenders and partial
     withdrawals ..........................................      (2,746,896)      (2,446,955)        (477,396)      (2,913,530)
   Transfers--other .......................................             189            9,254              838            4,572
                                                              -------------    -------------    -------------    -------------
   Net increase/(decrease) from contract transactions .....       7,760,127        6,310,450        3,606,923        7,691,383
                                                              -------------    -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for
   Contracts in Payout Period .............................          10,484               --               --            5,366
                                                              -------------    -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets ...................      17,340,694       14,930,647        5,022,092       21,228,020
   Net Assets at December 31, 2002 ........................      33,226,083       26,905,725        4,032,583       34,758,237
                                                              -------------    -------------    -------------    -------------
   Net Assets at December 31, 2003 ........................   $  50,566,777    $  41,836,372    $   9,054,675    $  55,986,257
                                                              =============    =============    =============    =============

                                                                            Investment Divisions
                                                              -----------------------------------------------
                                                                                 Janus Aspen      Janus Aspen
                                                                  Templeton          Mid Cap          Capital
                                                                     Growth           Growth     Appreciation
                                                                 Securities    Institutional    Institutional
                                                                    Class 2           Shares           Shares
                                                              -------------    -------------    -------------
2002 Increase/(Decrease) from Operations
   Net investment income/(expense) ........................   $      (2,035)   $    (243,828)   $    (210,718)
   Net realized gain/(loss) from sale of investments ......         (51,368)     (12,983,893)      (4,401,049)
   Reinvested realized gain distributions .................           1,805               --               --
   Net change in unrealized appreciation/(depreciation)
     of investments .......................................         (29,787)       5,869,559         (706,340)
                                                              -------------    -------------    -------------
   Net increase/(decrease) resulting from operations ......         (81,385)      (7,358,162)      (5,318,107)
                                                              -------------    -------------    -------------
2002 Contract Transactions
   Net contract purchase payments .........................         331,915        1,801,395        1,644,641
   Transfers between investment divisions .................         558,774       (4,105,688)      (3,872,224)
   Transfers on account of death ..........................              --          (64,588)        (154,761)
   Contract fees ..........................................             (81)         (45,786)         (35,229)
   Transfers of annuity benefits, surrenders and partial
     withdrawals ..........................................          (9,062)      (1,692,304)      (2,205,797)
   Transfers--other .......................................            (319)          13,379           10,104
                                                              -------------    -------------    -------------
   Net increase/(decrease) from contract transactions .....         881,227       (4,093,592)      (4,613,266)
                                                              -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for
   Contracts in Payout Period .............................              --               --            3,402
                                                              -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets ...................         799,842      (11,451,754)      (9,927,971)
   Net Assets at December 31, 2001 ........................              --       26,692,618       33,199,050
                                                              -------------    -------------    -------------
   Net Assets at December 31, 2002 ........................   $     799,842    $  15,240,864    $  23,271,079
                                                              =============    =============    =============

2003 Increase/(Decrease) from Operations
   Net investment income/(expense) ........................   $      (4,214)   $    (235,988)   $    (207,781)
   Net realized gain/(loss) from sale of investments ......          29,903       (5,879,761)      (4,686,666)
   Reinvested realized gain distributions .................              --               --               --
   Net change in unrealized appreciation/(depreciation)
     of investments .......................................         791,470       10,999,018        8,836,810
                                                              -------------    -------------    -------------
   Net increase/(decrease) resulting from operations ......         817,159        4,883,269        3,942,363
                                                              -------------    -------------    -------------
2003 Contract Transactions
   Net contract purchase payments .........................       1,476,453        1,425,553        1,353,788
   Transfers between investment divisions .................       2,222,270         (417,355)      (2,119,330)
   Transfers on account of death ..........................              --          (80,266)        (170,610)
   Contract fees ..........................................          (1,049)         (40,473)         (31,061)
   Transfers of annuity benefits, surrenders and partial
     withdrawals ..........................................        (194,390)      (1,504,460)      (2,544,892)
   Transfers--other .......................................            (392)          11,785           (2,277)
                                                              -------------    -------------    -------------
   Net increase/(decrease) from contract transactions .....       3,502,892         (605,216)      (3,514,382)
                                                              -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for
   Contracts in Payout Period .............................           4,040            1,010              938
                                                              -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets ...................       4,324,091        4,279,063          428,919
   Net Assets at December 31, 2002 ........................         799,842       15,240,864       23,271,079
                                                              -------------    -------------    -------------
   Net Assets at December 31, 2003 ........................   $   5,123,933    $  19,519,927    $  23,699,998
                                                              =============    =============    =============

See notes to financial statements.


                                   B-26 & B-27

The Guardian Separate Account E

STATEMENT OF CHANGES IN NET ASSETS

Years Ended December 31, 2002 and 2003 (continued)

                                                                                       Investment Divisions
                                                              ----------------------------------------------------------------
                                                                                 Janus Aspen
                                                                Janus Aspen        Worldwide              MFS              MFS
                                                                     Growth           Growth         Emerging        Investors
                                                              Institutional    Institutional           Growth            Trust
                                                                     Shares           Shares    Initial Class    Initial Class
                                                              -------------    -------------    -------------    -------------
2002 Increase/(Decrease) from Operations
   Net investment income/(expense) ........................   $    (311,765)   $    (147,019)   $    (101,829)   $    (257,658)
   Net realized gain/(loss) from sale of investments ......      (7,757,126)      (9,026,563)      (3,671,549)      (1,471,403)
   Reinvested realized gain distributions .................              --               --               --               --
   Net change in unrealized appreciation/(depreciation)
     of investments .......................................         (49,529)      (2,435,939)          61,201       (7,337,441)
                                                              -------------    -------------    -------------    -------------
   Net increase/(decrease) resulting from operations ......      (8,118,420)     (11,609,521)      (3,712,177)      (9,066,502)
                                                              -------------    -------------    -------------    -------------
2002 Contract Transactions
   Net contract purchase payments .........................       1,945,275        3,313,333          983,511        1,638,999
   Transfers between investment divisions .................      (3,836,352)      (2,355,968)      (1,082,448)      (3,514,858)
   Transfers on account of death ..........................        (116,213)        (163,558)         (16,995)        (167,783)
   Contract fees ..........................................         (29,798)         (40,708)         (13,208)         (39,111)
   Transfers of annuity benefits, surrenders and partial
     withdrawals ..........................................      (3,033,249)      (3,230,231)        (746,442)      (2,907,692)
   Transfers--other .......................................          (2,611)           4,399            1,153            1,209
                                                              -------------    -------------    -------------    -------------
   Net increase/(decrease) from contract transactions .....      (5,072,948)      (2,472,733)        (874,429)      (4,989,236)
                                                              -------------    -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for
   Contracts in Payout Period .............................              --               --               --           17,234
                                                              -------------    -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets ...................     (13,191,368)     (14,082,254)      (4,586,606)     (14,038,504)
   Net Assets at December 31, 2001 ........................      30,709,029       43,314,837       11,050,983       42,269,689
                                                              -------------    -------------    -------------    -------------
   Net Assets at December 31, 2002 ........................   $  17,517,661    $  29,232,583    $   6,464,377    $  28,231,185
                                                              =============    =============    =============    =============

2003 Increase/(Decrease) from Operations
   Net investment income/(expense) ........................   $    (235,739)   $     (79,231)   $    (106,546)   $    (199,474)
   Net realized gain/(loss) from sale of investments ......      (4,346,393)      (8,763,610)      (2,844,868)      (1,930,266)
   Reinvested realized gain distributions .................              --               --               --               --
   Net change in unrealized appreciation/(depreciation)
     of investments .......................................       9,277,194       14,452,840        4,774,226        7,314,957
                                                              -------------    -------------    -------------    -------------
   Net increase/(decrease) resulting from operations ......       4,695,062        5,609,999        1,822,812        5,185,217
                                                              -------------    -------------    -------------    -------------
2003 Contract Transactions
   Net contract purchase payments .........................       1,040,772        1,443,406          740,434        1,362,735
   Transfers between investment divisions .................      (1,759,446)      (3,378,855)         760,840       (1,190,976)
   Transfers on account of death ..........................        (152,459)        (115,657)         (57,036)        (603,149)
   Contract fees ..........................................         (25,039)         (34,886)         (12,152)         (33,214)
   Transfers of annuity benefits, surrenders and partial
     withdrawals ..........................................      (1,978,907)      (2,702,182)        (845,143)      (3,002,321)
   Transfers--other .......................................            (153)           1,829             (167)             885
                                                              -------------    -------------    -------------    -------------
   Net increase/(decrease) from contract transactions .....      (2,875,232)      (4,786,345)         586,776       (3,466,040)
                                                              -------------    -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for
   Contracts in Payout Period .............................              --            1,523               --           11,111
                                                              -------------    -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets ...................       1,819,830          825,177        2,409,588        1,730,288
   Net Assets at December 31, 2002 ........................      17,517,661       29,232,583        6,464,377       28,231,185
                                                              -------------    -------------    -------------    -------------
   Net Assets at December 31, 2003 ........................   $  19,337,491    $  30,057,760    $   8,873,965    $  29,961,473
                                                              =============    =============    =============    =============

                                                                                      Investment Divisions
                                                              ----------------------------------------------------------------
                                                                        MFS
                                                                        New              MFS              MFS       Prudential
                                                                  Discovery         Research     Total Return         Jennison
                                                              Initial Class    Initial Class    Initial Class         Class II
                                                              -------------    -------------    -------------    -------------
2002 Increase/(Decrease) from Operations
   Net investment income/(expense) ........................   $    (118,113)   $     (29,819)   $      74,679    $      (5,736)
   Net realized gain/(loss) from sale of investments ......      (1,335,753)      (1,139,814)        (107,421)        (149,741)
   Reinvested realized gain distributions .................              --               --          422,310               --
   Net change in unrealized appreciation/(depreciation)
     of investments .......................................      (2,465,691)         206,658       (2,819,707)         (75,668)
                                                              -------------    -------------    -------------    -------------
   Net increase/(decrease) resulting from operations ......      (3,919,557)        (962,975)      (2,430,139)        (231,145)
                                                              -------------    -------------    -------------    -------------
2002 Contract Transactions
   Net contract purchase payments .........................       1,911,985          361,692        9,235,125          290,753
   Transfers between investment divisions .................        (794,840)        (827,749)      14,205,987          317,093
   Transfers on account of death ..........................         (28,277)         (44,898)        (128,083)         (16,184)
   Contract fees ..........................................          (8,760)          (3,094)         (16,408)            (386)
   Transfers of annuity benefits, surrenders and partial
     withdrawals ..........................................        (790,762)        (256,042)      (2,699,921)         (31,331)
   Transfers--other .......................................           7,746               80            4,029            1,274
                                                              -------------    -------------    -------------    -------------
   Net increase/(decrease) from contract transactions .....         297,092         (770,011)      20,600,729          561,219
                                                              -------------    -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for
   Contracts in Payout Period .............................              --               --               --               --
                                                              -------------    -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets ...................      (3,622,465)      (1,732,986)      18,170,590          330,074
   Net Assets at December 31, 2001 ........................      11,229,790        4,028,747       25,233,342          450,353
                                                              -------------    -------------    -------------    -------------
   Net Assets at December 31, 2002 ........................   $   7,607,325    $   2,295,761    $  43,403,932    $     780,427
                                                              =============    =============    =============    =============

2003 Increase/(Decrease) from Operations
   Net investment income/(expense) ........................   $    (128,510)   $     (18,828)   $     142,466    $     (17,905)
   Net realized gain/(loss) from sale of investments ......        (589,733)        (358,856)        (305,117)         (15,582)
   Reinvested realized gain distributions .................              --               --               --               --
   Net change in unrealized appreciation/(depreciation)
     of investments .......................................       3,203,836          900,936        8,047,788          328,414
                                                              -------------    -------------    -------------    -------------
   Net increase/(decrease) resulting from operations ......       2,485,593          523,252        7,885,137          294,927
                                                              -------------    -------------    -------------    -------------
2003 Contract Transactions
   Net contract purchase payments .........................       1,124,844          404,743        8,949,202          166,140
   Transfers between investment divisions .................       1,116,019          (49,281)      11,357,596          437,839
   Transfers on account of death ..........................         (45,934)         (15,795)        (603,859)              --
   Contract fees ..........................................          (8,231)          (2,780)         (28,285)            (606)
   Transfers of annuity benefits, surrenders and partial
     withdrawals ..........................................        (794,379)        (172,611)      (3,644,978)         (57,677)
   Transfers--other .......................................           8,105              264            6,573           (1,419)
                                                              -------------    -------------    -------------    -------------
   Net increase/(decrease) from contract transactions .....       1,400,424          164,540       16,036,249          544,277
                                                              -------------    -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for
   Contracts in Payout Period .............................              --               --           15,988               --
                                                              -------------    -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets ...................       3,886,017          687,792       23,937,374          839,204
   Net Assets at December 31, 2002 ........................       7,607,325        2,295,761       43,403,932          780,427
                                                              -------------    -------------    -------------    -------------
   Net Assets at December 31, 2003 ........................   $  11,493,342    $   2,983,553    $  67,341,306    $   1,619,631
                                                              =============    =============    =============    =============

                                                                    Investment Divisions
                                                              ------------------------------
                                                                 Van Kampen
                                                                       Life       Van Kampen
                                                                 Investment             Life
                                                                      Trust       Investment
                                                                   Growth &            Trust
                                                                     Income       Government
                                                                   Class II         Class II
                                                              -------------    -------------
2002 Increase/(Decrease) from Operations
   Net investment income/(expense) ........................   $      (4,706)   $     (25,616)
   Net realized gain/(loss) from sale of investments ......         (31,460)          24,431
   Reinvested realized gain distributions .................              --               --
   Net change in unrealized appreciation/(depreciation)
     of investments .......................................           7,350          105,752
                                                              -------------    -------------
   Net increase/(decrease) resulting from operations ......         (28,816)         104,567
                                                              -------------    -------------
2002 Contract Transactions
   Net contract purchase payments .........................         438,395        1,845,403
   Transfers between investment divisions .................         631,409        4,986,136
   Transfers on account of death ..........................              --               --
   Contract fees ..........................................            (160)            (507)
   Transfers of annuity benefits, surrenders and partial
     withdrawals ..........................................         (17,560)        (259,553)
   Transfers--other .......................................           1,430             (164)
                                                              -------------    -------------
   Net increase/(decrease) from contract transactions .....       1,053,514        6,571,315
                                                              -------------    -------------
Actuarial Increase/(Decrease) in Reserves for
   Contracts in Payout Period .............................              --               --
                                                              -------------    -------------
Total Increase/(Decrease) in Net Assets ...................       1,024,698        6,675,882
   Net Assets at December 31, 2001 ........................              --               --
                                                              -------------    -------------
   Net Assets at December 31, 2002 ........................   $   1,024,698    $   6,675,882
                                                              =============    =============

2003 Increase/(Decrease) from Operations
   Net investment income/(expense) ........................   $     (35,020)   $     315,808
   Net realized gain/(loss) from sale of investments ......          67,986          (61,427)
   Reinvested realized gain distributions .................              --               --
   Net change in unrealized appreciation/(depreciation)
     of investments .......................................       1,051,279         (279,606)
                                                              -------------    -------------
   Net increase/(decrease) resulting from operations ......       1,084,245          (25,225)
                                                              -------------    -------------
2003 Contract Transactions
   Net contract purchase payments .........................       1,975,178        4,766,397
   Transfers between investment divisions .................       3,490,171        4,331,425
   Transfers on account of death ..........................         (27,219)          (2,192)
   Contract fees ..........................................          (1,636)          (5,079)
   Transfers of annuity benefits, surrenders and partial
     withdrawals ..........................................        (350,649)      (1,257,954)
   Transfers--other .......................................             807           (2,834)
                                                              -------------    -------------
   Net increase/(decrease) from contract transactions .....       5,086,652        7,829,763
                                                              -------------    -------------
Actuarial Increase/(Decrease) in Reserves for
   Contracts in Payout Period .............................              --               --
                                                              -------------    -------------
Total Increase/(Decrease) in Net Assets ...................       6,170,897        7,804,538
   Net Assets at December 31, 2002 ........................       1,024,698        6,675,882
                                                              -------------    -------------
   Net Assets at December 31, 2003 ........................   $   7,195,595    $  14,480,420
                                                              =============    =============

See notes to financial statements.


                                  B-28 & B-29

--------------------------------------------------------------------------------
THE GUARDIAN SEPARATE ACCOUNT E
NOTES TO FINANCIAL STATEMENTS (DECEMBER 31, 2003)
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

      The Guardian Separate Account E (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was organized by The Guardian Insurance & Annuity Company, Inc. (GIAC) on September 26, 1996 and commenced operations on September 15, 1997. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (Guardian). GIAC issues the individual and group deferred variable annuity contracts offered through the Account. GIAC provides for accumulations and benefits under the contracts by crediting the net premium purchase payments to one or more investment divisions established within the Account, or to the Fixed Rate Option
(FRO), as selected by the contractowner. Amounts allocated to the FRO are maintained by GIAC in its general account. The contractowner may transfer his or her contract value among the forty three investment options within the Account, or the FRO. However, a contractowner may only invest in up to twenty investment divisions, including the FRO, at any time. Contractowners who qualify may also purchase either a seven year or contract anniversary Enhanced Death Benefit Rider and elect a Living Benefit Rider and/or Earnings Benefit Rider, which may provide greater death benefits than the proceeds payable under the basic contract.

      The forty three investment options of the Account correspond to the following underlying mutual funds and class of shares in which the investment option invests (collectively, the Funds and individually, a Fund):

The Guardian Stock Fund (GSF)
The Guardian VC 500 Index Fund
The Guardian VC Asset Allocation Fund
The Guardian VC High Yield Bond Fund (GHYBF)
The Guardian VC Low Duration Bond Fund
The Guardian UBS VC Large Cap Value Fund
The Guardian UBS VC Small Cap Value Fund
The Guardian Bond Fund, Inc. (GBF)
The Guardian Cash Fund, Inc. (GCF)
Gabelli Capital Asset Fund (GCAF)
Baillie Gifford International Fund (BGIF)
Baillie Gifford Emerging Markets Fund (BGEMF)
The Guardian Small Cap Stock Fund (GSCSF)
Value Line Centurion Fund
Value Line Strategic Asset Management Trust
AIM V.I. Capital Appreciation Fund Series I
AIM V.I. Global Utilities Fund Series I
AIM V.I. Government Securities Fund Series I
AIM V.I. Premier Equity Fund Series I
AllianceBernstein Growth & Income Portfolio Class B
AllianceBernstein Premier Growth Portfolio Class B
AllianceBernstein Technology Portfolio Class B
AllianceBernstein Value Portfolio Class B
Davis Financial Portfolio
Davis Real Estate Portfolio
Davis Value Portfolio
Fidelity VIP Contrafund Portfolio Service Class
Fidelity VIP Equity-Income Portfolio Service Class
Fidelity VIP Growth Opportunities Portfolio Service Class
Fidelity VIP Mid Cap Portfolio Service Class
Templeton Growth Securities Fund Class 2
Janus Aspen Mid Cap Growth Portfolio (formerly Janus Aspen Aggressive
      Portfolio) Institutional Shares
Janus Aspen Capital Appreciation Portfolio Institutional Shares
Janus Aspen Growth Portfolio Institutional Shares
Janus Aspen Worldwide Growth Portfolio Institutional Shares
MFS Emerging Growth Series Initial Class
MFS Investors Trust Series Initial Class
MFS New Discovery Series Initial Class
MFS Research Series Initial Class
MFS Total Return Series Initial Class
Prudential Jennison Portfolio Class II
Van Kampen Life Investment Trust Growth & Income Portfolio Class II Van Kampen Life Investment Trust Government Portfolio Class II

      A tax-qualified and a non-tax-qualified investment division have been established within each investment option available in the Account.

      Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of GIAC. The assets of the Account will not be charged with any liabilities arising out of any other business conducted by GIAC, but the obligations of the Account, including the promise to make annuity payments, are obligations of GIAC.

      The changes in net assets maintained in the Account provide the basis for the periodic determination of benefits under the policies. The net assets are sufficient to fund the amount required under the state insurance law to provide for death benefits (without regard to the policy's minimum death benefits guarantee) and other policy benefits. Additional assets are held in GIAC's general account to cover the contingency that a policy's guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.


----
B-30                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

      The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The following is a summary of significant accounting policies of the Account.

Investments

      (a) The market value of the investments in the Funds is based on the net asset value of the respective Funds as of their close of business on the valuation date.


      (b) Investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date. Realized gains and losses are determined based on the identified cost of securities sold.


      (c)   The cost of investments sold is determined on a first in, first out
            (FIFO) basis.

Individual Mortality Table Used and the Assumed Investment Return

      Net assets allocated to contracts in the payout period are computed according to the 1971, 1983 and 2000 Individual Annuity Mortality Tables. The assumed investment return is 4.0% unless the annuitant elects otherwise, in which case the rate may vary, as regulated by the laws of respective states.

Federal Income Taxes

      The operations of the Account are part of the operations of GIAC and, as such, are included in the consolidated tax return of Guardian. GIAC is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended. Under tax law, no federal income taxes are payable by GIAC with respect to the operations of the Account.

Use of Estimates

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

Annuity Mortality Fluctuation Fund (AMFF)

      Pursuant to agreement with the New York State Insurance Department, GIAC maintains assets in each of its separate accounts for the mortality risk associated with contracts in the annuity payout phase. Such amounts are referred to as the Annuity Mortality Fluctuation Fund (AMFF), and are invested in the GCF subdivision of each separate account. At December 31, 2003, the AMFF balance in the GCF subdivision of Separate Account E was $5,847,660.


                                                                            ----
FINANCIAL STATEMENTS                                                        B-31
                                                                            ----

The Guardian Separate Account E
NOTES TO FINANCIAL STATEMENTS
December 31, 2003 (continued)

NOTE 3 -- PURCHASES AND SALES OF INVESTMENTS


      The cost of purchases and proceeds from sales of investments for the year ended December 31, 2003 were as follows:


                                                                                               Purchases             Sales
                                                                                              ------------       ------------
The Guardian Stock Fund................................................................       $  8,643,010       $ 22,054,907
The Guardian VC 500 Index Fund.........................................................          9,859,956          2,126,177
The Guardian VC Asset Allocation Fund..................................................          3,169,037          1,972,289
The Guardian VC High Yield Bond Fund...................................................         10,744,506          4,748,295
The Guardian VC Low Duration Bond Fund.................................................          2,034,596             19,450
The Guardian UBS VC Large Cap Value Fund...............................................          1,315,964            104,300
The Guardian UBS VC Small Cap Value Fund...............................................          3,851,846            612,821
The Guardian Bond Fund, Inc............................................................         29,663,032         28,448,041
The Guardian Cash Fund, Inc............................................................         63,048,051         94,729,180
Gabelli Capital Asset Fund.............................................................         12,352,598          6,559,074
Baillie Gifford International Fund.....................................................         48,300,265         46,435,525
Baillie Gifford Emerging Markets Fund..................................................          6,568,268          5,019,677
The Guardian Small Cap Stock Fund......................................................         12,611,128          8,940,603
Value Line Centurion Fund..............................................................          1,804,791          2,751,094
Value Line Strategic Asset Management Trust............................................          8,472,054         19,971,622
AIM V.I. Capital Appreciation Fund Series I............................................          1,681,391          1,086,169
AIM V.I. Global Utilities Fund  Series I...............................................            707,644            851,909
AIM V.I. Government Securities Fund Series I...........................................         13,401,745          6,442,951
AIM V.I. Premier Equity Fund Series I..................................................            599,697          4,545,914
AllianceBernstein Growth & Income Portfolio Class B....................................          3,753,762            416,301
AllianceBernstein Premier Growth Portfolio Class B.....................................          1,786,780            166,213
AllianceBertstein Technology Portfolio Class B.........................................          2,990,108          1,073,587
AllianceBernstein Value Portfolio Class B..............................................          1,942,091            291,034
Davis Financial Portfolio..............................................................          1,967,231          1,863,391
Davis Real Estate Portfolio............................................................         10,028,553          1,728,068
Davis Value Portfolio..................................................................          6,700,356          4,810,688
Fidelity VIP  Contrafund Portfolio Service Class.......................................         10,312,345          2,943,502
Fidelity VIP Equity-Income Portfolio Service Class.....................................         11,485,852          5,129,019
Fidelity VIP Growth Opportunities Portfolio Service Class..............................          4,377,924            813,503
Fidelity VIP Mid Cap Portfolio Service Class...........................................         11,207,008          3,933,378
Templeton Growth Securities Fund Class 2...............................................          4,547,752          1,039,482
Janus Aspen MidCap Growth Portfolio (formerly Janus Aspen Aggressive Portfolio)
   Institutional Shares................................................................          2,086,572          2,930,778
Janus Aspen Capital Appreciation Portfolio Institutional Shares........................          1,338,388          5,072,568
Janus Aspen Growth Portfolio Institutional Shares......................................          1,184,470          4,303,811
Janus Aspen Worldwide Growth Portfolio Institutional Shares............................          2,196,118          7,074,065
MFS Emerging Growth Series Initial Class...............................................          2,295,998          1,809,222
MFS Investors Trust Series Initial Class...............................................          1,371,264          5,040,880
MFS New Discovery Series Initial Class.................................................          2,679,181          1,398,758
MFS Research Series Initial Class......................................................            629,212            498,797
MFS Total Return Series Initial Class..................................................         19,569,550          3,367,872
Prudential Jennison Portfolio Class II.................................................            659,453            135,177
Van Kampen Life Investment Trust Growth & Income Portfolio Class II....................          5,817,329            755,140
Van Kampen Life Investment Trust Government Portfolio Class II.........................         11,587,773          3,441,047
                                                                                              ------------       ------------
Total..................................................................................       $361,344,649       $317,456,279
                                                                                              ============       ============

NOTE 4 -- EXPENSES AND RELATED PARTY TRANSACTIONS

      GIAC deducts certain charges from the contract. Contractual charges paid to GIAC include:

Contract Charges


      A fixed annual contract fee of $35 is deducted on each contract anniversary date before annuitization and upon surrender prior to annuitization to cover GIAC's administrative expenses. These charges are assessed through a redemption of units. For the years ended December 31, 2002 and 2003, contract fees amounted to $1,159,635 and $1,148,363, respectively.



----
B-32                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

Expense Charges

      (1) A charge for mortality and expense risk, through a reduction of the unit value, is computed daily and is equal to an annual rate of 1.05% of the average daily net assets applicable to the Account. There are additional charges applicable to each rider option, calculated as a percentage of average daily net asset value of the applicable contracts as follows:


      a)    Living Benefit Rider, with an annual rate of .25%;

      b)    7 Year Enhanced Death Benefit Rider, with an annual rate of .20%;
      c) 7 Year Enhanced Death Benefit Rider and Living Benefit Rider or Earnings Benefit Rider, with an annual rate of .45%;
      d) 7 Year Enhanced Death Benefit Rider, Living Benefit Rider and Earnings Benefit Rider, with an annual rate of .70%;
      e) Contracts with any one, Contract Anniversary Enhanced Death Benefit Rider, Living Benefit Rider or Earnings Benefit Rider, with an annual rate of .25%;

      f) Contracts with any two, Contract Anniversary Enhanced Death Benefit Rider, Living Benefit Rider or Earnings Benefit Rider, with an annual rate of .50%;

      g) Contract Anniversary Enhanced Death Benefit Rider, Living Benefit Rider and Earnings Benefit Rider, with an annual rate of .75%

      (2) A daily administrative expense charge against the net assets of each investment option, through a reduction of the unit value, in the amount equal to ..20% on an annual basis.

      (3) A charge for premium taxes deducted from either the contract payment or upon annuitization, as determined in accordance with applicable state law.

      Currently, GIAC makes no charge against the Account for GIAC's federal income taxes. However, GIAC reserves the right to charge taxes attributable to the Account in the future.


      GSF, The Guardian VC 500 Index Fund, The Guardian VC Asset Allocation Fund, The Guardian VC High Yield Bond Fund, The Guardian VC Low Duration Bond Fund, The Guardian UBS VC Large Cap Value Fund, The Guardian UBS VC Small Cap Value Fund, GBF, GCF and GSCSF each have an investment advisory agreement with Guardian Investor Services LLC (GIS), formerly Guardian Investor Services Corporation, a wholly owned subsidiary of GIAC. Fees earned by GIS from this agreement range from .25% to .75% of the average daily net assets. GCAF has a management agreement with GIS and earns fees of .40% of the average daily net assets. BGIF and BGEMF each have an investment advisory agreement with Guardian Baillie Gifford Ltd. (GBG), a joint venture company formed by GIAC and Baillie Gifford Overseas Ltd. Fees earned by GBG from this agreement range from .80% to 1.00% of the average daily net assets. GIAC has administrative service fee agreements with AIM Advisors, Inc., Alliance Capital Management LP, Davis Selected Advisers LP, Fidelity Management & Research Company, Templeton Global Advisors Limited, Janus Capital Corporation, MFS Investment Management, Prudential Investments Fund Management LLC and Van Kampen Asset Management, Inc., which compensate GIAC for administrative services provided. These fees range from .05% to 1.00% of the average daily net assets.


Sales Charges

      Contingent deferred sales charges are assessed on certain partial or total surrenders. These charges assessed through a redemptions in units and paid to GIAC during the first six contract years for both a Single Purchase Payment Contract and Flexible Purchase Payment Contract. Each payment is subject to a contingent deferred sales charge for six years:

              Numbers of Contract                   Contingent Deferred
                Years Completed                   Sales Charge Percentage
              -------------------                 -----------------------
                       0                                    7%
                       1                                    6%
                       2                                    5%
                       3                                    4%
                       4                                    3%
                       5                                    2%
                       6                                    1%
                       7+                                   0%

      For the years ended December 31, 2002 and 2003, contingent deferred sales charges were $3,510,619 and $2,921,712.


                                                                            ----
FINANCIAL STATEMENTS                                                        B-33
                                                                            ----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

NOTE 5 -- CHANGES IN UNITS OUTSTANDING

      The changes in units outstanding for the years ended December 31, 2003 and 2002 were as follows:

                                                                 2003                                       2002
                                              -----------------------------------------  -----------------------------------------
                                                                Units     Net Increase/                    Units     Net Increase/
                                              Units Issued     Redeemed    (Decrease)    Units Issued     Redeemed    (Decrease)
                                              ------------    ---------   -------------  ------------    ---------   -------------
The Guardian Stock Fund                         1,437,122     3,080,278    (1,643,156)     1,774,706     5,202,884    (3,428,178)
The Guardian VC 500 Index Fund                  1,283,442       261,114     1,022,328        793,875       221,253       572,622
The Guardian VC Asset Allocation Fund             242,643       143,398        99,245        165,683       273,300      (107,618)
The Guardian VC High Yield Bond Fund              604,380        86,557       517,823        112,400        49,944        62,455
The Guardian VC Low Duration Bond Fund            187,050         2,467       184,583             --            --            --
The Guardian UBS VC Large Cap Value Fund          102,674         1,791       100,883             --            --            --
The Guardian UBS VC Small Cap Value Fund          261,301         5,408       255,893             --            --            --
The Guardian Bond Fund, Inc.                    1,269,661     1,513,083      (243,422)     3,391,674       707,211     2,684,463
The Guardian Cash Fund, Inc.                    3,553,782     6,328,007    (2,774,225)     2,864,092     3,508,201      (644,109)
Gabelli Capital Asset Fund                        859,590       406,475       453,115      1,081,323       452,427       628,896
Baillie Gifford International Fund                475,797       209,490       266,307        232,101       370,657      (138,556)
Baillie Gifford Emerging Markets Fund             279,746       154,748       124,998        334,243       120,993       213,250
The Guardian Small Cap Stock Fund                 567,014       263,357       303,657        449,029       298,497       150,532
Value Line Centurion Fund                         278,093       346,956       (68,863)       280,413       702,961      (422,548)
Value Line Strategic Asset Management Trust       635,961     1,652,811    (1,016,850)     1,096,892     2,618,058    (1,521,166)
AIM V.I. Capital Appreciation Fund Series I       222,996       121,631       101,365        140,115       317,075      (176,961)
AIM V.I. Global Utilities Fund Series I            39,147        74,543       (35,396)        43,109       148,109      (105,001)
AIM V.I. Government Securities Fund Series I      760,641       201,106       559,535      1,313,036        98,536     1,214,500
AIM V.I. Premier Equity Fund Series I             105,267       735,519      (630,252)       386,807     1,363,423      (976,616)
AllianceBernstein Growth & Income
   Portfolio Class B                              385,341        29,546       355,795         80,005         1,291        78,714
AllianceBernstein Premier Growth
   Portfolio Class B                              195,076         5,940       189,136         15,696           215        15,481
AllianceBernstein Technology Portfolio
   Class B                                        247,344        22,743       224,601          7,929             2         7,927
AllianceBernstein Value Portfolio Class B         191,747         7,759       183,988         62,491         2,306        60,185
Davis Financial Portfolio                         131,403       128,381         3,022        156,166       244,056       (87,890)
Davis Real Estate Portfolio                       639,392       103,392       536,000        449,492        61,851       387,641
Davis Value Portfolio                             559,804       380,509       179,295        548,029       498,500        49,529
Fidelity VIP Contrafund Portfolio
   Service Class                                1,177,239       350,906       826,333        629,949       326,815       303,134
Fidelity VIP Equity-Income Portfolio
   Service Class                                1,043,739       331,308       712,431      1,509,977       241,387     1,268,590
Fidelity VIP Growth Opportunities Portfolio
   Service Class                                  671,077        85,137       585,940         85,011       202,131      (117,120)
Fidelity VIP Mid Cap Portfolio Service Class      637,034       204,581       432,453        722,029       231,806       490,223
Templeton Growth Securities Fund Class 2          413,806        28,048       385,758        101,762         1,109       100,652
Janus Aspen MidCap Growth Portfolio
   (formerly Janus Aspen Aggressive
   Growth Portfolio) Institutional Shares         295,472       407,665      (112,193)       329,725     1,097,976      (768,252)
Janus Aspen Capital Appreciation Portfolio
   Institutional Shares                           189,416       673,753      (484,337)       215,852       848,486      (632,635)
Janus Aspen Growth Portfolio Institutional
   Shares                                         175,247       647,783      (472,536)       290,448     1,142,663      (852,215)
Janus Aspen Worldwide Growth Portfolio
Institutional Shares                              208,083       898,430      (690,347)       416,923       800,183      (383,260)
MFS Emerging Growth Series Initial Class          250,376       161,442        88,934        158,510       297,307      (138,797)
MFS Investors Trust Series Initial Class          174,495       555,965      (381,470)       182,824       729,796      (546,972)
MFS New Discovery Series Initial Class            227,570        94,388       133,182        186,377       177,229         9,147
MFS Research Series Initial Class                  59,131        38,805        20,326         48,630       162,688      (114,057)
MFS Total Return Series Initial Class           1,871,343       419,353     1,451,990      2,168,189       270,264     1,897,925
Prudential Jennison Portfolio Class II             89,972         8,774        81,198         85,949         6,914        79,035
Van Kampen Life Investment Trust
   Growth & Income Portfolio Class II             609,683        40,935       568,748        126,728         2,161       124,567
Van Kampen Life Investment Trust
   Government Portfolio Class II                  850,880       125,253       725,627        653,896        32,907       620,989


----
B-34                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

NOTE 6 -- UNIT VALUES

      The following represent amounts for the years ended December 31, excluding the effect of the expenses of the underlying fund portfolios and charges made directly to contractholders' accounts through redemption of units.

                                                                                                          Investment
                                                                       Net Assets             Expense       Income       Total
                                                  Units          Unit Value   In whole $      Ratio(2)     Ratio(1)    Return(3)
                                                  -----          ----------   ----------      --------    -----------  ---------
REGULAR CONTRACT

The Guardian Stock Fund

            2003                                14,206,240         $ 9.37    $133,159,076       1.25%       0.96%        19.93%
            2002                                15,217,940           7.82     118,938,872       1.25%       0.84%       -21.82%
            2001                                17,443,809          10.00     174,492,649       1.25%       0.24%       -22.43%
            2000                                18,666,919          12.89     240,709,393       1.25%       0.08%       -19.41%
            1999                                14,520,394          16.00     232,343,982       1.25%       0.45%        29.53%
The Guardian VC 500 Index Fund(5)
            2003                                 2,015,390         $ 8.27    $ 16,665,239       1.25%       1.57%        26.65%
            2002                                 1,593,425           6.53      10,403,786       1.25%       2.00%       -23.38%
            2001                                 1,222,853           8.52      10,421,474       1.25%       1.31%       -13.03%
            2000                                   428,826           9.80       4,201,909       1.25%       1.18%        -9.81%
            1999                                   113,170          10.86       1,229,519       1.25%       0.29%         8.60%
The Guardian VC Asset Allocation Fund(5)
            2003                                   858,334         $ 9.81    $  8,419,081       1.25%       2.90%        26.10%
            2002                                   759,471           7.78       5,907,353       1.25%       1.92%       -20.87%
            2001                                   827,036           9.83       8,131,135       1.25%       1.30%       -10.17%
            2000                                   538,155          10.94       5,889,818       1.25%       5.42%         1.71%
            1999                                    41,897          10.76         450,826       1.25%       0.72%         7.60%
The Guardian VC High Yield Bond Fund(5)
            2003                                   712,688         $11.34    $  8,078,836       1.25%       7.27%        16.48%
            2002                                   358,130           9.73       3,485,438       1.25%       7.84%         0.00%
            2001                                   318,819           9.73       3,102,048       1.25%      12.38%         2.26%
            2000                                    73,587           9.51         700,141       1.25%      12.75%        -7.25%
            1999                                    15,385          10.26         157,827       1.25%       2.19%         2.60%

The Guardian VC Low Duration Bond Fund(12)

            2003                                   119,694         $10.08    $  1,205,997       1.25%       1.79%         0.76%
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

The Guardian UBS VC Large Cap Value Fund(11)

            2003                                    59,323         $13.06    $    774,587       1.25%       2.00%        30.57%
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

The Guardian UBS VC Small Cap Value Fund(11)

            2003                                   208,597         $13.39    $  2,792,209       1.25%       0.73%        33.86%
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --
The Guardian Bond Fund, Inc.
            2003                                 4,959,541         $14.06    $ 69,713,904       1.25%       3.44%         3.43%
            2002                                 5,186,919          13.59      70,495,047       1.25%       4.38%         8.09%
            2001                                 3,549,083          12.57      44,620,904       1.25%       6.62%         7.50%
            2000                                 2,274,460          11.69      26,599,549       1.25%       6.74%         8.64%
            1999                                 1,979,764          10.76      21,311,632       1.25%       6.28%        -2.08%


                                                                            ----
FINANCIAL STATEMENTS                                                        B-35
                                                                            ----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                          Investment
                                                                       Net Assets             Expense       Income       Total
                                                  Units          Unit Value   In whole $      Ratio(2)     Ratio(1)    Return(3)
                                                  -----          ----------   ----------      --------    -----------  ---------
REGULAR CONTRACT
The Guardian Cash Fund, Inc.
            2003                                 5,435,999         $11.57    $ 62,897,768       1.25%       0.65%        -0.60%
            2002                                 7,199,694          11.64      83,804,809       1.25%       1.17%        -0.02%
            2001                                 7,257,705          11.64      84,494,691       1.25%       3.59%         2.29%
            2000                                 4,248,318          11.38      48,350,133       1.25%       5.35%         4.70%
            1999                                 3,621,007          10.87      39,360,954       1.25%       4.43%         3.47%
Gabelli Capital Asset Fund
            2003                                 3,307,791         $17.16    $ 56,753,893       1.25%       0.12%        33.76%
            2002                                 3,038,289          12.83      38,971,782       1.25%       0.25%       -15.36%
            2001                                 2,579,789          15.16      39,107,370       1.25%       0.59%         1.28%
            2000                                 1,606,572          14.97      24,045,924       1.25%       0.20%         4.23%
            1999                                 1,551,862          14.36      22,283,854       1.25%       0.14%        18.31%
Baillie Gifford International Fund
            2003                                 1,674,633         $10.32    $ 17,279,889       1.25%       1.58%        28.40%
            2002                                 1,553,916           8.04      12,487,285       1.25%       0.08%       -18.69%
            2001                                 1,636,133           9.89      16,178,890       1.25%       0.00%       -21.40%
            2000                                 1,694,626          12.58      21,318,779       1.25%       0.00%       -21.00%
            1999                                 1,301,917          15.92      20,732,742       1.25%       0.44%        37.37%
Baillie Gifford Emerging Markets Fund
            2003                                   838,139         $10.91    $  9,144,098       1.25%       0.91%        51.99%
            2002                                   731,421           7.18       5,250,094       1.25%       0.55%        -7.49%
            2001                                   559,257           7.76       4,340,379       1.25%       0.19%         4.97%
            2000                                   509,888           7.39       3,769,718       1.25%       0.00%       -28.71%
            1999                                   287,364          10.37       2,980,216       1.25%       0.00%        70.11%
The Guardian Small Cap Stock Fund
            2003                                 2,305,232         $13.15    $ 30,311,973       1.25%       0.00%        41.65%
            2002                                 2,104,778           9.28      19,538,157       1.25%       0.00%       -16.58%
            2001                                 2,005,547          11.12      22,310,032       1.25%       0.00%        -8.97%
            2000                                 2,070,647          12.22      25,304,836       1.25%       0.00%        -4.59%
            1999                                 1,425,465          12.81      18,257,852       1.25%       0.14%        33.36%
Value Line Centurion Fund
            2003                                 2,195,968         $ 9.89    $ 21,723,781       1.25%       0.00%        17.99%
            2002                                 2,214,030           8.38      18,562,391       1.25%       0.00%       -23.93%
            2001                                 2,537,274          11.02      27,952,028       1.25%       0.16%       -17.39%
            2000                                 2,572,156          13.34      34,301,478       1.25%       0.07%       -13.57%
            1999                                 1,958,842          15.43      30,223,038       1.25%       0.30%        26.62%
Value Line Strategic Asset Management Trust
            2003                                 7,851,130         $13.63    $107,018,033       1.25%       0.67%        15.07%
            2002                                 8,313,271          11.85      98,475,821       1.25%       1.22%       -13.59%
            2001                                 9,350,224          13.71     128,226,859       1.25%       3.27%       -14.01%
            2000                                 8,756,940          15.95     139,658,846       1.25%       2.13%         0.67%
            1999                                 6,322,183          15.84     100,154,286       1.25%       1.07%        22.76%
AIM V.I. Capital Appreciation Fund
  Series I(4)
            2003                                   972,882         $ 8.35    $  8,128,218       1.25%       0.00%        27.90%
            2002                                   908,369           6.53       5,933,663       1.25%       0.00%       -25.33%
            2001                                 1,056,737           8.74       9,240,969       1.25%       0.00%       -24.24%
            2000                                   938,750          11.54      10,835,649       1.25%       0.00%       -12.03%
            1999                                   154,399          13.12       2,025,803       1.25%       0.05%        31.20%
AIM V.I. Global Utilities Fund Series I(4)
            2003                                   275,853         $ 7.36    $  2,030,536       1.25%       3.43%        17.55%
            2002                                   315,440           6.26       1,975,333       1.25%       2.75%       -26.49%
            2001                                   404,103           8.52       3,441,278       1.25%       1.44%       -28.83%
            2000                                   262,180          11.97       3,137,075       1.25%       1.58%        -3.51%
            1999                                    39,656          12.40         491,755       1.25%       1.47%        24.00%


----
B-36                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                          Investment
                                                                       Net Assets             Expense       Income       Total
                                                  Units          Unit Value   In whole $      Ratio(2)     Ratio(1)    Return(3)
                                                  -----          ----------   ----------      --------    -----------  ---------
REGULAR CONTRACT
AIM V.I. Government Securities Fund
  Series I(7)
            2003                                 1,309,533         $11.87    $ 15,541,494       1.25%       2.29%        -0.19%
            2002                                 1,006,940          11.89      11,973,464       1.25%       2.88%         8.22%
            2001                                   216,953          10.99       2,383,736       1.25%       5.07%         5.08%
            2000                                     8,572          10.46          89,629       1.25%       3.23%         4.60%
            1999                                        --             --              --         --          --            --
AIM V.I. Premier Equity Fund Series I
            2003                                 2,406,135         $ 6.98    $ 16,800,269       1.25%       0.27%        23.52%
            2002                                 2,845,970           5.65      16,087,937       1.25%       0.30%       -31.17%
            2001                                 3,484,843           8.21      28,604,123       1.25%       0.12%       -13.66%
            2000                                 3,193,590           9.51      30,359,244       1.25%       0.18%       -15.72%
            1999                                 1,129,019          11.28      12,734,398       1.25%       0.24%        12.80%

AllianceBernstein Growth & Income Portfolio
  Class B(10)

            2003                                   277,853         $10.43    $  2,896,877       1.25%       0.49%        30.53%
            2002                                    29,249           7.99         233,623       1.25%       0.21%       -20.10%
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

AllianceBernstein Premier Growth Portfolio
  Class B(10)

            2003                                   114,440         $ 9.64    $  1,103,004       1.25%       0.00%        21.82%
            2002                                    10,271           7.91          81,258       1.25%       0.00%       -20.90%
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

AllianceBernstein Technology Portfolio
  Class B(10)

            2003                                   152,722         $ 9.65    $  1,473,880       1.25%       0.00%        41.99%
            2002                                     6,459           6.80          43,900       1.25%       0.00%       -32.00%
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

AllianceBernstein Value Portfolio Class B(10)

            2003                                   164,578         $10.78    $  1,773,921       1.25%       0.66%        26.85%
            2002                                    37,259           8.50         316,584       1.25%       0.01%       -15.00%
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --
Davis Financial Portfolio(4)
            2003                                   628,845         $11.31    $  7,115,286       1.25%       0.33%        30.50%
            2002                                   594,420           8.67       5,153,748       1.25%       0.21%       -17.88%
            2001                                   622,789          10.56       6,575,428       1.25%       0.04%       -11.49%
            2000                                   353,099          11.93       4,212,198       1.25%       0.12%        29.33%
            1999                                   148,313           9.22       1,368,028       1.25%       0.24%        -7.80%
Davis Real Estate Portfolio(4)
            2003                                   810,735         $15.89    $ 12,879,587       1.25%       4.61%        35.08%
            2002                                   379,853          11.76       4,467,278       1.25%       4.71%         4.57%
            2001                                   117,918          11.25       1,326,168       1.25%       4.64%         4.18%
            2000                                    51,794          10.80         559,135       1.25%       2.93%        21.79%
            1999                                    13,467           8.86         119,377       1.25%       1.52%       -11.40%
Davis Value Portfolio(4)
            2003                                 2,518,963         $10.32    $ 25,997,352       1.25%       0.74%        28.14%
            2002                                 2,389,884           8.05      19,249,324       1.25%       0.68%       -17.35%
            2001                                 2,414,468           9.74      23,517,553       1.25%       0.44%       -11.51%
            2000                                 1,807,133          11.01      19,891,974       1.25%       0.41%         7.93%
            1999                                   722,104          10.20       7,364,517       1.25%       0.13%         2.00%


                                                                            ----
FINANCIAL STATEMENTS                                                        B-37
                                                                            ----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                          Investment
                                                                       Net Assets             Expense       Income       Total
                                                  Units          Unit Value   In whole $      Ratio(2)     Ratio(1)    Return(3)
                                                  -----          ----------   ----------      --------    -----------  ---------
REGULAR CONTRACT
Fidelity VIP Contrafund Portfolio
  Service Class(4)
            2003                                 3,097,966         $10.03    $ 31,067,032       1.25%       0.30%        26.75%
            2002                                 2,686,257           7.91      21,253,335       1.25%       0.67%       -10.58%
            2001                                 2,472,409           8.85      21,870,162       1.25%       0.65%       -13.46%
            2000                                 2,129,144          10.22      21,762,243       1.25%       0.26%        -7.88%
            1999                                   878,721          11.10       9,750,289       1.25%       0.00%        11.00%
Fidelity VIP Equity-Income Portfolio
  Service Class(4)
            2003                                 2,655,606          $9.90    $ 26,290,738       1.25%       1.36%        28.59%
            2002                                 2,328,445           7.70      17,926,222       1.25%       1.28%       -18.02%
            2001                                 1,522,987           9.39      14,305,142       1.25%       1.02%        -6.28%
            2000                                   688,226          10.02       6,897,186       1.25%       1.04%         6.95%
            1999                                   282,515           9.37       2,647,367       1.25%       0.00%        -6.30%
Fidelity VIP Growth Opportunities Portfolio
  Service Class(4)
            2003                                   952,861         $ 6.64    $  6,322,857       1.25%       0.43%        28.04%
            2002                                   521,336           5.18       2,701,783       1.25%       0.95%       -22.93%
            2001                                   625,656           6.72       4,205,066       1.25%       0.23%       -15.51%
            2000                                   538,257           7.95       4,281,640       1.25%       1.04%       -18.22%
            1999                                   218,432           9.73       2,124,565       1.25%       0.00%        -2.70%
Fidelity VIP Mid Cap Portfolio Service
  Class(4)
            2003                                 1,947,861         $19.86    $ 38,678,021       1.25%       0.26%        36.79%
            2002                                 1,633,967          14.52      23,718,192       1.25%       0.74%       -11.00%
            2001                                 1,312,084          16.31      21,405,163       1.25%       0.00%        -4.57%
            2000                                 1,169,499          17.10      19,992,947       1.25%       0.00%        32.87%
            1999                                   115,626          12.87       1,487,697       1.25%       0.00%        28.70%

Templeton Growth Securities Fund Class 2(10)

            2003                                   319,090         $10.38    $  3,311,139       1.25%       1.10%        30.48%
            2002                                    52,976           7.95         421,296       1.25%       0.59%       -20.50%
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --
Janus Aspen MidCap Growth Portfolio
  (formerly Janus Aspen Aggressive Growth
  Portfolio) Institutional Shares(4)
            2003                                 2,030,971         $ 6.55    $ 13,299,036       1.25%       0.00%        33.41%
            2002                                 2,162,265           4.91      10,612,676       1.25%       0.00%       -28.81%
            2001                                 2,658,196           6.90      18,333,402       1.25%       0.00%       -40.21%
            2000                                 3,519,640          11.53      40,597,993       1.25%       8.61%       -32.67%
            1999                                 1,036,284          17.13      17,754,454       1.25%       0.00%        71.30%
Janus Aspen Capital Appreciation Portfolio
  Institutional Shares(4)
            2003                                 1,797,022         $ 8.18    $ 14,696,005       1.25%       0.43%        19.03%
            2002                                 2,060,171           6.87      14,154,529       1.25%       0.54%       -16.73%
            2001                                 2,475,497           8.25      20,424,047       1.25%       1.17%       -22.65%
            2000                                 2,728,350          10.67      29,102,513       1.25%       1.52%       -19.21%
            1999                                 1,765,832          13.20      23,314,477       1.25%       0.18%        32.00%
Janus Aspen Growth Portfolio
  Institutional Shares(4)
            2003                                 1,752,385         $ 7.26    $ 12,723,243       1.25%       0.08%        30.09%
            2002                                 2,063,165           5.58      11,515,272       1.25%       0.00%       -27.45%
            2001                                 2,612,236           7.69      20,090,310       1.25%       0.07%       -25.67%
            2000                                 2,482,700          10.35      25,689,962       1.25%       2.98%       -15.62%
            1999                                   888,418          12.26      10,895,227       1.25%       0.08%        22.60%


----
B-38                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                          Investment
                                                                       Net Assets             Expense       Income       Total
                                                  Units          Unit Value   In whole $      Ratio(2)     Ratio(1)    Return(3)
                                                  -----          ----------   ----------      --------    -----------  ---------
REGULAR CONTRACT
Janus Aspen Worldwide Growth Portfolio
  Institutional Shares(4)
            2003                                 2,242,493         $ 8.33    $ 18,671,593       1.25%       0.99%        22.44%
            2002                                 2,685,955           6.80      18,265,063       1.25%       0.86%       -26.44%
            2001                                 2,911,044           9.24      26,908,581       1.25%       0.58%       -23.41%
            2000                                 2,778,860          12.07      33,536,040       1.25%       2.78%       -16.73%
            1999                                   636,892          14.49       9,230,226       1.25%       0.00%        44.90%
MFS Emerging Growth Series Initial Class(4)
            2003                                   843,274         $ 6.83    $  5,757,384       1.25%       0.00%        28.60%
            2002                                   760,210           5.31       4,035,984       1.25%       0.00%       -34.58%
            2001                                   880,795           8.12       7,148,885       1.25%       0.00%       -34.32%
            2000                                   777,288          12.36       9,605,068       1.25%       0.00%       -20.61%
            1999                                   190,540          15.57       2,965,939       1.25%       0.00%        55.70%
MFS Investors Trust Series Initial Class
            2003                                 1,727,719         $10.35    $ 17,889,163       1.25%       0.60%        20.62%
            2002                                 1,995,074           8.58      17,125,937       1.25%       0.54%       -21.99%
            2001                                 2,292,232          11.00      25,210,860       1.25%       0.49%       -16.96%
            2000                                 2,391,142          13.25      31,686,778       1.25%       0.44%        -1.45%
            1999                                 2,513,945          13.44      33,786,855       1.25%       0.31%         5.36%
MFS New Discovery Series Initial Class(4)
            2003                                   628,408         $11.60    $  7,289,535       1.25%       0.00%        32.05%
            2002                                   544,285           8.78       4,781,432       1.25%       0.00%       -32.52%
            2001                                   550,815          13.01       7,167,132       1.25%       0.00%        -6.21%
            2000                                   389,769          13.87       5,407,643       1.25%       0.00%        -3.22%
            1999                                    27,979          14.33         401,074       1.25%       0.00%        43.30%
MFS Research Series Initial Class(4)
            2003                                   259,556         $ 7.59    $  1,970,872       1.25%       0.57%        23.15%
            2002                                   262,883           6.17       1,620,932       1.25%       0.28%       -25.43%
            2001                                   354,286           8.27       2,931,479       1.25%       0.01%       -22.23%
            2000                                   278,735          10.64       2,965,767       1.25%       0.03%        -6.04%
            1999                                    37,056          11.32         419,637       1.25%       0.00%        13.20%
MFS Total Return Series Initial Class(4)
            2003                                 4,071,726         $11.89    $ 48,404,985       1.25%       1.49%        14.87%
            2002                                 2,995,050          10.35      30,996,529       1.25%       1.45%        -6.35%
            2001                                 1,576,891          11.05      17,426,868       1.25%       1.63%        -1.01%
            2000                                   376,061          11.16       4,198,216       1.25%       1.58%        14.56%
            1999                                   128,045           9.74       1,247,752       1.25%       0.00%        -2.60%

Prudential Jennison Class II(9)

            2003                                   133,093          $7.69    $  1,023,832       1.25%       0.00%        27.99%
            2002                                   100,190           6.01         602,183       1.25%       0.00%       -32.03%
            2001                                    44,728           8.84         395,500       1.25%       0.00%       -11.60%
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

Van Kampen Life Investment Trust Growth
  & Income Portfolio Class II(10)

            2003                                   379,464         $10.38    $  3,938,746       1.25%       0.38%        26.08%
            2002                                    61,244           8.23         504,200       1.25%       0.00%       -17.70%
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

Van Kampen Life Investment Trust
  Government Portfolio Class II(10)

            2003                                   859,725         $10.64    $  9,149,117       1.25%       3.56%         0.22%
            2002                                   382,734          10.62       4,064,190       1.25%       0.00%         6.20%
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --


                                                                            ----
FINANCIAL STATEMENTS                                                        B-39
                                                                            ----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                          Investment
                                                                       Net Assets             Expense       Income       Total
                                                  Units          Unit Value   In whole $      Ratio(2)     Ratio(1)    Return(3)
                                                  -----          ----------   ----------      --------    -----------  ---------
LIVING BENEFIT RIDER
  (offered December 20, 1999)

The Guardian Stock Fund(6)

            2003                                   113,655         $ 6.24    $    709,638       1.50%       0.96%        19.63%
            2002                                    89,370           5.22         466,451       1.50%       0.84%       -22.05%
            2001                                    63,037           6.70         422,149       1.50%       0.24%       -22.62%
            2000                                    49,534           8.65         428,689       1.50%       0.08%       -19.61%
            1999                                     1,369          10.77          14,741       1.50%       0.45%         7.66%

The Guardian VC 500 Index Fund(6)

            2003                                   312,851         $ 7.81    $  2,443,460       1.50%       1.57%        26.33%
            2002                                    52,328           6.18         323,514       1.50%       2.00%       -23.61%
            2001                                     6,162           8.09          49,854       1.50%       1.31%       -13.24%
            2000                                     2,787           9.32          25,987       1.50%       1.18%       -10.04%
            1999                                     2,122          10.37          21,996       1.50%       0.29%         3.65%

The Guardian VC Asset Allocation Fund(6)

            2003                                     1,332         $ 9.29    $     12,370       1.50%       2.90%        25.79%
            2002                                     1,163           7.38           8,585       1.50%       1.92%       -26.20%
            2001                                        --             --              --         --          --            --
            2000                                       200          10.44           2,084       1.50%       5.42%         4.41%
            1999                                        --             --              --         --          --            --

The Guardian VC High Yield Bond Fund(6)

            2003                                     9,506         $10.93    $    103,899       1.50%       7.27%        16.18%
            2002                                     3,714           9.41          34,935       1.50%       7.84%        -0.20%
            2001                                     1,619           9.43          15,270       1.50%      12.38%        -5.71%
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

The Guardian VC Low Duration Bond Fund(12)

            2003                                     5,569         $10.07    $     56,064       1.50%       1.79%         0.67%
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

The Guardian UBS VC Large Cap Value(11)

            2003                                     4,342         $13.03    $     56,565       1.50%       2.00%        30.28%
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

The Guardian UBS VC Small Cap Value(11)

            2003                                     4,388         $13.36    $     58,604       1.50%       0.73%        33.55%
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

The Guardian Bond Fund, Inc.(6)

            2003                                   351,835         $12.85    $  4,521,462       1.50%       3.44%         3.17%
            2002                                   294,522          12.46       3,668,728       1.50%       4.38%         7.86%
            2001                                   164,881          11.55       1,904,710       1.50%       6.62%         7.24%
            2000                                    93,031          10.77       1,002,182       1.50%       6.74%         8.37%
            1999                                     5,841           9.94          58,060       1.50%       6.28%        -0.59%

The Guardian Cash Fund, Inc.(6)

            2003                                    58,911         $10.56    $    621,884       1.50%       0.65%        -0.84%
            2002                                    55,066          10.65         586,247       1.50%       1.17%        -0.23%
            2001                                    31,798          10.67         339,438       1.50%       3.59%         2.04%
            2000                                     9,750          10.46         101,999       1.50%       5.35%         4.62%
            1999                                        --             --              --         --          --            --


----
B-40                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                          Investment
                                                                       Net Assets             Expense       Income       Total
                                                  Units          Unit Value   In whole $      Ratio(2)     Ratio(1)    Return(3)
                                                  -----          ----------   ----------      --------    -----------  ---------
LIVING BENEFIT RIDER
  (offered December 20, 1999)

Gabelli Capital Asset Fund(6)

            2003                                    68,570         $12.29    $    842,707       1.50%       0.12%        33.43%
            2002                                    49,084           9.21         452,101       1.50%       0.25%       -15.60%
            2001                                    17,649          10.91         192,604       1.50%       0.59%         1.03%
            2000                                       404          10.80           4,365       1.50%       0.20%         8.02%
            1999                                        --             --              --         --          --            --

Baillie Gifford International Fund(6)

            2003                                    32,932         $ 7.05    $    232,246       1.50%       1.58%        28.08%
            2002                                    15,566           5.51          85,708       1.50%       0.08%       -18.88%
            2001                                     5,888           6.79          39,992       1.50%       0.00%       -21.59%
            2000                                     5,996           8.66          51,943       1.50%       0.00%       -13.37%
            1999                                        --             --              --         --          --            --

Baillie Gifford Emerging Markets Fund(6)

            2003                                    16,344         $11.42    $    186,678       1.50%       0.91%        51.62%
            2002                                     5,151           7.53          38,809       1.50%       0.55%        -7.79%
            2001                                     1,717           8.17          14,027       1.50%       0.19%         4.71%
            2000                                       635           7.80           4,950       1.50%       0.00%       -22.01%
            1999                                        --             --              --         --          --            --

The Guardian Small Cap Stock Fund(6)

            2003                                    20,854         $11.27    $    235,021       1.50%       0.00%        41.30%
            2002                                    11,175           7.98          89,134       1.50%       0.00%       -16.72%
            2001                                     1,781           9.58          17,065       1.50%       0.00%        -9.20%
            2000                                       701          10.55           7,394       1.50%       0.00%         5.53%
            1999                                        --             --              --         --          --            --

Value Line Centurion Fund(6)

            2003                                    46,017         $ 6.79    $    312,520       1.50%       0.00%        17.70%
            2002                                    23,616           5.77         136,268       1.50%       0.00%       -24.09%
            2001                                     8,120           7.60          61,721       1.50%       0.16%       -17.60%
            2000                                     2,594           9.22          23,924       1.50%       0.07%        -7.76%
            1999                                        --             --              --         --          --            --

Value Line Strategic Asset Management Trust(6)

            2003                                   111,046         $ 8.91    $    989,436       1.50%       0.67%        14.78%
            2002                                    88,882           7.76         689,957       1.50%       1.22%       -13.87%
            2001                                    36,636           9.01         330,067       1.50%       3.27%       -14.23%
            2000                                    13,392          10.50         140,669       1.50%       2.13%         5.04%
            1999                                        --             --              --         --          --            --

AIM V.I. Capital Appreciation Fund
  Series I(6)

            2003                                    59,576         $ 7.00    $    417,326       1.50%       0.00%        27.58%
            2002                                    30,504           5.49         167,483       1.50%       0.00%       -25.50%
            2001                                    21,786           7.37         160,537       1.50%       0.00%       -24.43%
            2000                                    17,023           9.75         165,982       1.50%       0.00%        -2.49%
            1999                                        --             --              --         --          --            --

AIM V.I. Global Utilities Fund Series I(6)

            2003                                     3,425         $ 6.27    $     21,478       1.50%       3.43%        17.25%
            2002                                     1,853           5.35           9,913       1.50%       2.75%       -26.63%
            2001                                       442           7.29           3,221       1.50%       1.44%       -29.01%
            2000                                       436          10.27           4,480       1.50%       1.58%         2.72%
            1999                                        --             --              --         --          --            --

AIM V.I. Government Securities Fund
  Series I(7)

            2003                                   211,960         $11.77    $  2,494,222       1.50%       2.29%        -0.44%
            2002                                   133,142          11.82       1,573,713       1.50%       2.88%         7.96%
            2001                                    43,554          10.95         476,874       1.50%       5.07%         4.82%
            2000                                     4,332          10.45          45,248       1.50%       3.23%         4.45%
            1999                                        --             --              --         --          --            --


                                                                            ----
FINANCIAL STATEMENTS                                                        B-41
                                                                            ----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                          Investment
                                                                       Net Assets             Expense       Income       Total
                                                  Units          Unit Value   In whole $      Ratio(2)     Ratio(1)    Return(3)
                                                  -----          ----------   ----------      --------    -----------  ---------
LIVING BENEFIT RIDER
  (offered December 20, 1999)

AIM V.I. Premier Equity Fund Series I(6)

            2003                                    33,494         $ 6.48    $    217,127       1.50%       0.27%        23.21%
            2002                                    39,861           5.26         209,731       1.50%       0.30%       -31.32%
            2001                                    17,863           7.66         136,817       1.50%       0.12%       -13.87%
            2000                                    14,435           8.89         128,364       1.50%       0.18%       -11.07%
            1999                                        --             --              --         --          --            --

AllianceBernstein Growth & Income Portfolio
  Class B(10)

            2003                                    22,966         $10.38    $    238,438       1.50%       0.49%        30.21%
            2002                                    11,495           7.97          91,659       1.50%       0.21%       -20.30%
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

AllianceBernstein Premier Growth Portfolio
  Class B(10)

            2003                                    15,828         $ 9.60    $    151,922       1.50%       0.00%        21.52%
            2002                                     2,928           7.90          23,128       1.50%       0.00%       -21.00%
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

AllianceBernstein Technology Portfolio
  Class B(10)

            2003                                    13,014         $ 9.61    $    125,068       1.50%       0.00%        41.64%
            2002                                     1,124           6.79           7,636       1.50%       0.00%       -32.10%
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

AllianceBernstein Value Portfolio
  Class B(10)

            2003                                    14,762         $10.73    $    158,452       1.50%       0.66%        26.54%
            2002                                     8,035           8.48          68,156       1.50%       0.01%       -15.20%
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

Davis Financial Portfolio(6)

            2003                                    21,368         $12.46    $    266,290       1.50%       0.33%        30.18%
            2002                                    10,392           9.57          99,485       1.50%       0.21%       -18.11%
            2001                                     4,842          11.69          56,590       1.50%       0.04%       -11.72%
            2000                                       218          13.24           2,892       1.50%       0.12%        32.38%
            1999                                        --             --              --         --          --            --

Davis Real Estate Portfolio(6)

            2003                                    29,539         $19.18    $    566,474       1.50%       4.61%        34.74%
            2002                                    17,952          14.23         255,505       1.50%       4.71%         4.29%
            2001                                     3,903          13.64          53,255       1.50%       4.64%         3.92%
            2000                                     1,106          13.13          14,526       1.50%       2.93%        31.30%
            1999                                        --             --              --         --          --            --

Davis Value Portfolio(6)

            2003                                   106,707         $10.53    $  1,123,489       1.50%       0.74%        27.82%
            2002                                    67,576           8.24         556,657       1.50%       0.68%       -17.49%
            2001                                    24,774           9.99         247,408       1.50%       0.44%       -11.73%
            2000                                     1,783          11.31          20,178       1.50%       0.41%        13.14%
            1999                                        --             --              --         --          --            --


----
B-42                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                          Investment
                                                                       Net Assets             Expense       Income       Total
                                                  Units          Unit Value   In whole $      Ratio(2)     Ratio(1)    Return(3)
                                                  -----          ----------   ----------      --------    -----------  ---------
LIVING BENEFIT RIDER
  (offered December 20, 1999)

Fidelity VIP Contrafund Portfolio
  Service Class(6)

            2003                                   166,142         $ 9.53    $  1,582,957       1.50%       0.30%        26.43%
            2002                                    64,683           7.54         487,441       1.50%       0.67%       -10.73%
            2001                                    25,574           8.45         216,005       1.50%       0.65%       -13.67%
            2000                                    11,540           9.78         112,907       1.50%       0.26%        -2.16%
            1999                                        --             --              --         --          --            --

Fidelity VIP Equity-Income Portfolio
  Service Class(6)

            2003                                   105,039         $10.66    $  1,120,197       1.50%       1.36%        28.27%
            2002                                    74,929           8.31         622,968       1.50%       1.28%       -18.28%
            2001                                    15,740          10.17         160,056       1.50%       1.02%        -6.51%
            2000                                       178          10.88           1,934       1.50%       1.04%         8.77%
            1999                                        --             --              --         --          --            --

Fidelity VIP Growth Opportunities Portfolio
  Service Class(6)

            2003                                    19,546         $ 6.96    $    136,109       1.50%       0.43%        27.72%
            2002                                     7,989           5.45          43,559       1.50%       0.95%       -23.12%
            2001                                     3,603           7.09          25,541       1.50%       0.23%       -15.72%
            2000                                     1,710           8.41          14,384       1.50%       1.04%       -15.89%
            1999                                        --             --              --         --          --            --

Fidelity VIP Mid Cap Portfolio Service
  Class(6)

            2003                                    53,869         $16.99    $    914,994       1.50%       0.26%        36.45%
            2002                                    35,805          12.45         445,698       1.50%       0.74%       -11.20%
            2001                                     6,444          14.02          90,369       1.50%       0.00%        -4.84%
            2000                                     1,121          14.73          16,510       1.50%       0.00%        47.33%
            1999                                        --             --              --         --          --            --

Templeton Growth Securities Fund Class 2(10)

            2003                                    22,874         $10.33    $    236,366       1.50%       1.10%        30.16%
            2002                                     5,735           7.94          45,530       1.50%       0.59%       -20.60%
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

Janus Aspen Mid Cap Growth Portfolio
  (formerly Janus Aspen Aggressive Growth
  Portfolio) Institutional Shares(6)

            2003                                    27,634         $ 4.30    $    118,806       1.50%       0.00%        33.08%
            2002                                    20,121           3.23          65,003       1.50%       0.00%       -29.03%
            2001                                    19,751           4.55          89,888       1.50%       0.00%       -40.36%
            2000                                    17,148           7.63         130,848       1.50%       8.61%       -23.70%
            1999                                        --             --              --         --          --            --

Janus Aspen Capital Appreciation Portfolio
  Institutional Shares(6)

            2003                                    16,774         $ 6.76    $    113,408       1.50%       0.43%        18.73%
            2002                                    10,641           5.69          60,592       1.50%       0.54%       -17.00%
            2001                                     7,221           6.86          49,506       1.50%       1.17%       -22.85%
            2000                                     4,184           8.89          37,172       1.50%       1.52%       -11.15%
            1999                                        --             --              --         --          --            --

Janus Aspen Growth Portfolio Institutional
  Shares(6)

            2003                                    62,866         $ 6.27    $    394,097       1.50%       0.08%        29.76%
            2002                                    61,818           4.83         298,649       1.50%       0.00%       -27.63%
            2001                                    49,511           6.67         330,420       1.50%       0.07%       -25.86%
            2000                                    29,099           9.00         261,938       1.50%       2.98%       -15.84%
            1999                                     2,060          10.70          22,034       1.50%       0.08%         6.95%


                                                                            ----
FINANCIAL STATEMENTS                                                        B-43
                                                                            ----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                          Investment
                                                                       Net Assets             Expense       Income       Total
                                                  Units          Unit Value   In whole $      Ratio(2)     Ratio(1)    Return(3)
                                                  -----          ----------   ----------      --------    -----------  ---------
LIVING BENEFIT RIDER
  (offered December 20, 1999)

Janus Aspen Worldwide Growth Portfolio
  Institutional Shares(66

            2003                                    31,897         $ 6.33    $    201,898       1.50%       0.99%        22.14%
            2002                                    34,392           5.18         178,237       1.50%       0.86%       -26.65%
            2001                                    21,572           7.06         152,348       1.50%       0.58%       -23.60%
            2000                                    13,610           9.24         125,809       1.50%       2.78%       -16.94%
            1999                                     1,343          11.13          14,947       1.50%       0.00%        11.28%

MFS Emerging Growth Series Initial Class(6)

            2003                                    30,311         $ 5.17    $    156,736       1.50%       0.00%        28.28%
            2002                                    20,320           4.03          81,908       1.50%       0.00%       -34.77%
            2001                                     3,601           6.18          22,247       1.50%       0.00%       -34.48%
            2000                                     1,200           9.43          11,317       1.50%       0.00%        -5.70%
            1999                                        --             --              --         --          --            --

MFS Investors Trust Series Initial Class(6)

            2003                                    36,543         $ 7.94    $    290,253       1.50%       0.60%        20.32%
            2002                                    27,304           6.60         180,247       1.50%       0.54%       -22.16%
            2001                                     4,260           8.48          36,118       1.50%       0.49%       -17.21%
            2000                                       561          10.24           5,747       1.50%       0.44%         2.42%
            1999                                        --             --              --         --          --            --

MFS New Discovery Series Initial Class(6)

            2003                                    71,610         $ 8.97    $    642,580       1.50%       0.00%        31.72%
            2002                                    36,191           6.81         246,553       1.50%       0.00%       -32.68%
            2001                                    15,248          10.12         154,248       1.50%       0.00%        -6.45%
            2000                                     1,569          10.81          16,966       1.50%       0.00%         8.13%
            1999                                        --             --              --         --          --            --

MFS Research Series Initial Class(6)

            2003                                    12,473         $ 7.12    $     88,832       1.50%       0.57%        22.84%
            2002                                     3,695           5.80          21,422       1.50%       0.28%       -25.64%
            2001                                     4,433           7.80          34,581       1.50%       0.01%       -22.43%
            2000                                     3,102          10.06          31,192       1.50%       0.03%         0.55%
            1999                                        --             --              --         --          --            --

MFS Total Return Series Initial Class(6)

            2003                                    68,618         $12.23    $    839,092       1.50%       1.49%        14.58%
            2002                                    45,647          10.67         487,153       1.50%       1.45%        -6.61%
            2001                                    14,448          11.42         165,058       1.50%       1.63%        -1.25%
            2000                                       612          11.57           7,077       1.50%       1.58%        15.70%
            1999                                        --             --              --         --          --            --

Prudential Jennison Portfolio Class II(9)

            2003                                    25,653         $ 7.64    $    196,022       1.50%       0.00%        27.67%
            2002                                     2,913           5.99          17,438       1.50%       0.00%       -40.10%
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

Van Kampen Life Investment Trust Growth
  & Income Portfolio Class II(10)

            2003                                    37,186         $10.34    $    384,371       1.50%       0.38%        25.77%
            2002                                     5,271           8.22          43,322       1.50%       0.00%       -17.80%
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

Van Kampen Life Investment Trust
  Government Portfolio Class II(10)

            2003                                   143,331         $10.60    $  1,518,954       1.50%       3.56%        -0.03%
            2002                                    58,859          10.60         623,964       1.50%       0.00%         6.00%
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --


----
B-44                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                          Investment
                                                                       Net Assets             Expense       Income       Total
                                                  Units          Unit Value   In whole $      Ratio(2)     Ratio(1)    Return(3)
                                                  -----          ----------   ----------      --------    -----------  ---------
7 YEAR ENHANCED DEATH BENEFIT
  RIDER (EDBR)
The Guardian Stock Fund
            2003                                 4,733,893         $ 9.26    $ 43,814,472       1.45%       0.96%        19.69%
            2002                                 5,343,737           7.73      41,322,829       1.45%       0.84%       -22.08%
            2001                                 6,659,814           9.92      66,045,849       1.45%       0.24%       -22.56%
            2000                                 7,845,613          12.81     100,499,810       1.45%       0.08%       -19.57%
            1999                                 6,829,408          15.93     108,774,427       1.45%       0.45%        29.27%
The Guardian VC 500 Index Fund(5)
            2003                                   513,171         $ 8.20    $  4,206,938       1.45%       1.57%        26.39%
            2002                                   372,751           6.49       2,417,685       1.45%       2.00%       -23.49%
            2001                                   323,788           8.48       2,746,665       1.45%       1.31%       -13.20%
            2000                                   135,638           9.77       1,325,577       1.45%       1.18%        -9.99%
            1999                                    49,119          10.86         533,318       1.45%       0.29%         8.58%
The Guardian VC Asset Allocation Fund(5)
            2003                                   346,869         $ 9.72    $  3,373,071       1.45%       2.90%        25.85%
            2002                                   332,397           7.73       2,568,373       1.45%       1.92%       -21.01%
            2001                                   383,763           9.79       3,755,604       1.45%       1.30%       -10.35%
            2000                                   166,593          10.92       1,818,486       1.45%       5.42%         1.51%
            1999                                    19,481          10.75         209,497       1.45%       0.72%         7.54%
The Guardian VC High Yield Bond Fund(5)
            2003                                   128,858         $11.24    $  1,448,140       1.45%       7.27%        16.24%
            2002                                    77,423           9.67         748,522       1.45%       7.84%        -0.15%
            2001                                    66,831           9.68         647,252       1.45%      12.38%         2.06%
            2000                                    18,835           9.49         178,735       1.45%      12.75%        -7.44%
            1999                                     6,477          10.25          66,404       1.45%       2.19%         2.52%

The Guardian VC Low Duration Bond Fund(12)

            2003                                    35,234         $10.07    $    354,769       1.45%       1.79%         0.69%
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

The Guardian UBS VC Large Cap Value(11)

            2003                                    17,289         $13.03    $    225,339       1.45%       2.00%        30.34%
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

The Guardian UBS VC Small Cap Value(11)

            2003                                    22,550         $13.36    $    301,299       1.45%       0.73%        33.61%
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --
The Guardian Bond Fund, Inc.
            2003                                 1,442,576         $13.88    $ 20,022,881       1.45%       3.44%         3.22%
            2002                                 1,775,650          13.45      23,877,364       1.45%       4.38%         7.91%
            2001                                 1,364,364          12.46      17,005,957       1.45%       6.62%         7.29%
            2000                                   932,678          11.62      10,835,420       1.45%       6.74%         8.42%
            1999                                   877,200          10.72       9,399,214       1.45%       6.28%        -2.27%
The Guardian Cash Fund, Inc.
            2003                                 1,389,770         $11.43    $ 15,878,437       1.45%       0.65%        -0.80%
            2002                                 2,233,180          11.52      25,719,172       1.45%       1.17%        -0.19%
            2001                                 3,021,098          11.54      34,869,387       1.45%       3.59%         2.09%
            2000                                 1,907,893          11.31      21,570,160       1.45%       5.35%         4.49%
            1999                                 2,185,124          10.82      23,642,969       1.45%       4.43%         3.26%


                                                                            ----
FINANCIAL STATEMENTS                                                        B-45
                                                                            ----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                          Investment
                                                                       Net Assets             Expense       Income       Total
                                                  Units          Unit Value   In whole $      Ratio(2)     Ratio(1)    Return(3)
                                                  -----          ----------   ----------      --------    -----------  ---------
7 YEAR ENHANCED DEATH BENEFIT
  RIDER (EDBR)
Gabelli Capital Asset Fund
            2003                                 1,045,667         $16.94    $ 17,715,817       1.45%       0.12%        33.50%
            2002                                 1,079,841          12.69      13,704,404       1.45%       0.25%       -15.56%
            2001                                 1,199,255          15.03      18,023,317       1.45%       0.59%         1.08%
            2000                                   961,456          14.87      14,295,169       1.45%       0.20%         4.05%
            1999                                   987,057          14.29      14,108,146       1.45%       0.14%        18.05%
Baillie Gifford International Fund
            2003                                   689,482         $10.19    $  7,025,109       1.45%       1.58%        28.15%
            2002                                   712,061           7.95       5,661,548       1.45%       0.08%       -18.91%
            2001                                   844,261           9.80       8,276,648       1.45%       0.00%       -21.55%
            2000                                   896,047          12.50      11,197,908       1.45%       0.00%       -21.16%
            1999                                   789,579          15.85      12,515,826       1.45%       0.44%        37.10%
Baillie Gifford Emerging Markets Fund
            2003                                   234,863         $10.77    $  2,530,173       1.45%       0.91%        51.69%
            2002                                   269,075           7.10       1,910,968       1.45%       0.55%        -7.72%
            2001                                   270,725           7.69       2,083,022       1.45%       0.19%         4.76%
            2000                                   258,376           7.34       1,897,600       1.45%       0.00%       -28.85%
            1999                                   212,200          10.32       2,190,543       1.45%       0.00%        69.76%
The Guardian Small Cap Stock Fund
            2003                                   847,901         $12.98    $ 11,009,193       1.45%       0.00%        41.37%
            2002                                   826,035           9.18       7,586,740       1.45%       0.00%       -16.76%
            2001                                   843,956          11.03       9,307,575       1.45%       0.00%        -9.16%
            2000                                   939,163          12.14      11,401,388       1.45%       0.00%        -4.78%
            1999                                   821,061          12.75      10,467,912       1.45%       0.14%        33.09%
Value Line Centurion Fund
            2003                                   508,113         $ 9.77    $  4,963,383       1.45%       0.00%        17.76%
            2002                                   591,037           8.30       4,902,782       1.45%       0.00%       -24.01%
            2001                                   702,121          10.92       7,668,415       1.45%       0.16%       -17.56%
            2000                                   784,567          13.25      10,393,538       1.45%       0.07%       -13.74%
            1999                                   734,392          15.36      11,278,647       1.45%       0.30%        26.37%
Value Line Strategic Asset Management Trust
            2003                                 2,532,367         $13.46    $ 34,084,804       1.45%       0.67%        14.84%
            2002                                 3,025,084          11.72      35,454,687       1.45%       1.22%       -13.80%
            2001                                 3,715,408          13.60      50,514,034       1.45%       3.27%       -14.18%
            2000                                 3,721,706          15.84      58,962,579       1.45%       2.13%         0.47%
            1999                                 2,869,022          15.77      45,240,457       1.45%       1.07%        22.52%
AIM V.I. Capital Appreciation Fund
  Series I(4)
            2003                                   225,131         $ 8.28    $  1,864,025       1.45%       0.00%        27.65%
            2002                                   219,149           6.49       1,421,507       1.45%       0.00%       -25.41%
            2001                                   249,276           8.70       2,168,957       1.45%       0.00%       -24.39%
            2000                                   227,402          11.51       2,616,908       1.45%       0.00%       -12.20%
            1999                                    58,378          13.11         765,183       1.45%       0.05%        31.07%
AIM V.I. Global Utilities Fund Series I(4)
            2003                                    88,649         $ 7.29    $    646,678       1.45%       3.43%        17.31%
            2002                                   101,412           6.22         630,609       1.45%       2.75%       -26.59%
            2001                                   125,234           8.47       1,061,134       1.45%       1.44%       -28.97%
            2000                                   111,172          11.93       1,326,199       1.45%       1.58%        -3.70%
            1999                                    50,258          12.39         622,590       1.45%       1.47%        23.88%

AIM V.I. Government Securities Fund
  Series I(7)

            2003                                   236,188         $11.79    $  2,784,063       1.45%       2.29%        -0.39%
            2002                                   237,433          11.83       2,809,786       1.45%       2.88%         7.97%
            2001                                    41,797          10.96         457,949       1.45%       5.07%         4.87%
            2000                                     7,282          10.45          76,074       1.45%       3.23%         4.48%
            1999                                        --             --              --         --          --            --


----
B-46                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                          Investment
                                                                       Net Assets             Expense       Income       Total
                                                  Units          Unit Value   In whole $      Ratio(2)     Ratio(1)    Return(3)
                                                  -----          ----------   ----------      --------    -----------  ---------
7 YEAR ENHANCED DEATH BENEFIT
  RIDER (EDBR)
AIM V.I. Premier Equity Fund Series I
            2003                                   592,596         $ 6.92    $  4,100,473       1.45%       0.27%        23.27%
            2002                                   717,577           5.61       4,027,981       1.45%       0.30%       -31.31%
            2001                                   943,636           8.17       7,706,716       1.45%       0.12%       -13.83%
            2000                                   947,681           9.48       8,981,796       1.45%       0.18%       -15.89%
            1999                                   389,988          11.27       4,394,311       1.45%       0.24%        12.68%

AllianceBernstein Growth & Income Portfolio
  Class B(10)

            2003                                    45,911         $10.39    $    477,069       1.45%       0.49%        30.27%
            2002                                    13,110           7.98         104,574       1.45%       0.21%       -20.20%
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

AllianceBernstein Premier Growth Portfolio
  Class B(10)

            2003                                    22,309         $ 9.61    $    214,301       1.45%       0.00%        21.58%
            2002                                       642           7.90           5,073       1.45%       0.00%       -21.00%
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

AllianceBernstein Technology Portfolio
  Class B(10)

            2003                                    40,827         $ 9.62    $    392,693       1.45%       0.00%        41.71%
            2002                                       344           6.80           2,338       1.45%       0.00%       -32.00%
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

AllianceBernstein Value Portfolio Class B(10)

            2003                                    23,771         $10.74    $    255,365       1.45%       0.66%        26.60%
            2002                                     6,690           8.49          56,765       1.45%       0.01%       -15.10%
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --
Davis Financial Portfolio(4)
            2003                                   243,928         $11.21    $  2,735,217       1.45%       0.33%        30.24%
            2002                                   307,651           8.61       2,648,733       1.45%       0.21%       -18.04%
            2001                                   386,094          10.51       4,055,985       1.45%       0.04%       -11.67%
            2000                                   308,658          11.89       3,670,963       1.45%       0.12%        29.07%
            1999                                   169,937           9.21       1,565,905       1.45%       0.24%        -7.85%
Davis Real Estate Portfolio(4)
            2003                                   177,570         $15.74    $  2,795,598       1.45%       4.61%        34.81%
            2002                                   136,119          11.68       1,589,638       1.45%       4.71%         4.38%
            2001                                    68,928          11.19         771,315       1.45%       4.64%         3.97%
            2000                                    64,538          10.76         694,611       1.45%       2.93%        21.54%
            1999                                     4,942           8.86          43,761       1.45%       1.52%       -11.45%
Davis Value Portfolio(4)
            2003                                   724,432         $10.23    $  7,409,481       1.45%       0.74%        27.88%
            2002                                   798,415           8.00       6,385,847       1.45%       0.68%       -17.45%
            2001                                   820,057           9.69       7,947,584       1.45%       0.44%       -11.69%
            2000                                   766,370          10.97       8,410,397       1.45%       0.41%         7.71%
            1999                                   409,555          10.19       4,172,720       1.45%       0.13%         1.88%


                                                                            ----
FINANCIAL STATEMENTS                                                        B-47
                                                                            ----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                          Investment
                                                                       Net Assets             Expense       Income       Total
                                                  Units          Unit Value   In whole $      Ratio(2)     Ratio(1)    Return(3)
                                                  -----          ----------   ----------      --------    -----------  ---------
7 YEAR ENHANCED DEATH BENEFIT
  RIDER (EDBR)
Fidelity VIP Contrafund Portfolio
     Service Class(4)
            2003                                 1,125,707         $ 9.94    $ 11,187,448       1.45%       0.30%        26.50%
            2002                                 1,040,483           7.86       8,174,576       1.45%       0.67%       -10.70%
            2001                                 1,063,061           8.80       9,356,428       1.45%       0.65%       -13.63%
            2000                                 1,065,799          10.19      10,860,860       1.45%       0.26%        -8.07%
            1999                                   501,256          11.08       5,556,328       1.45%       0.00%        10.85%
Fidelity VIP Equity-Income Portfolio
  Service Class(4)
            2003                                   694,686         $ 9.81    $  6,815,667       1.45%       1.36%        28.34%
            2002                                   614,416           7.64       4,697,165       1.45%       1.28%       -18.25%
            2001                                   436,024           9.35       4,074,986       1.45%       1.02%        -6.46%
            2000                                   216,051           9.99       2,158,671       1.45%       1.04%         6.73%
            1999                                    98,110           9.36         918,435       1.45%       0.00%        -6.39%
Fidelity VIP Growth Opportunities Portfolio
  Service Class(4)
            2003                                   272,368         $ 6.58    $  1,791,096       1.45%       0.43%        27.79%
            2002                                   157,953           5.15         812,847       1.45%       0.95%       -22.99%
            2001                                   180,707           6.69       1,208,460       1.45%       0.23%       -15.68%
            2000                                   183,503           7.93       1,455,301       1.45%       1.04%       -18.38%
            1999                                   121,432           9.72       1,179,904       1.45%       0.00%        -2.83%
Fidelity VIP Mid Cap Portfolio Service
  Class(4)
            2003                                   448,165         $19.68    $  8,819,163       1.45%       0.26%        36.52%
            2002                                   440,908          14.41       6,355,338       1.45%       0.74%       -11.23%
            2001                                   375,618          16.23       6,097,123       1.45%       0.00%        -4.76%
            2000                                   283,170          17.04       4,826,310       1.45%       0.00%        32.60%
            1999                                    28,549          12.85         366,954       1.45%       0.00%        28.53%

Templeton Growth Securities Fund Class 2(10)

            2003                                    65,339         $10.34    $    675,747       1.45%       1.10%        30.22%
            2002                                    27,420           7.94         217,766       1.45%       0.59%       -20.60%
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --
Janus Aspen Mid Cap Growth Portfolio
  (formerly Janus Aspen Aggressive Growth
  Portfolio) Institutional Shares(4)

            2003                                   564,915         $ 6.48    $  3,665,874       1.45%       0.00%        33.15%

            2002                                   609,264           4.87       2,969,405       1.45%       0.00%       -29.03%
            2001                                   838,123           6.86       5,751,515       1.45%       0.00%       -40.33%
            2000                                 1,433,854          11.50      16,489,234       1.45%       8.61%       -32.81%
            1999                                   532,518          17.12       9,114,339       1.45%       0.00%        71.16%
Janus Aspen Capital Appreciation Portfolio
  Institutional Shares(4)
            2003                                   722,047         $ 8.10    $  5,851,868       1.45%       0.43%        18.79%
            2002                                   908,044           6.82       6,195,126       1.45%       0.54%       -16.92%
            2001                                 1,098,728           8.21       9,019,667       1.45%       1.17%       -22.81%
            2000                                 1,347,298          10.63      14,327,948       1.45%       1.52%       -19.37%
            1999                                   621,635          13.19       8,199,250       1.45%       0.18%        31.90%
Janus Aspen Growth Portfolio Institutional
  Shares(4)
            2003                                   525,471         $ 7.20    $  3,780,917       1.45%       0.08%        29.83%
            2002                                   653,878           5.54       3,623,983       1.45%       0.00%       -27.60%
            2001                                   910,425           7.65       6,966,884       1.45%       0.07%       -25.82%
            2000                                   852,664          10.32       8,796,452       1.45%       2.98%       -15.79%
            1999                                   309,594          12.25       3,792,918       1.45%       0.08%        22.51%


----
B-48                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                          Investment
                                                                       Net Assets             Expense       Income       Total
                                                  Units          Unit Value   In whole $      Ratio(2)     Ratio(1)    Return(3)
                                                  -----          ----------   ----------      --------    -----------  ---------
7 YEAR ENHANCED DEATH BENEFIT
  RIDER (EDBR)
Janus Aspen Worldwide Growth Portfolio
  Institutional Shares(4)
            2003                                   839,525         $ 8.25    $  6,927,328       1.45%       0.99%        22.20%
            2002                                 1,010,507           6.75       6,823,576       1.45%       0.86%       -26.61%
            2001                                 1,137,877           9.20      10,465,431       1.45%       0.58%       -23.56%
            2000                                 1,081,477          12.03      13,012,268       1.45%       2.78%       -16.90%
            1999                                   318,242          14.48       4,607,515       1.45%       0.00%        44.78%
MFS Emerging Growth Series Initial Class(4)
            2003                                   210,417         $ 6.77    $  1,423,695       1.45%       0.00%        28.34%
            2002                                   231,505           5.27       1,220,463       1.45%       0.00%       -34.74%
            2001                                   269,702           8.08       2,178,041       1.45%       0.00%       -34.45%
            2000                                   264,468          12.32       3,258,232       1.45%       0.00%       -20.77%
            1999                                    75,946          15.55       1,180,988       1.45%       0.00%        55.50%
MFS Investors Trust Series Initial Class
            2003                                   951,551         $10.22    $  9,728,760       1.45%       0.60%        20.38%
            2002                                 1,120,973           8.49       9,520,671       1.45%       0.54%       -22.14%
            2001                                 1,405,022          10.90      15,320,067       1.45%       0.49%       -17.17%
            2000                                 1,521,920          13.16      20,034,678       1.45%       0.44%        -1.60%
            1999                                 1,597,899          13.38      21,376,242       1.45%       0.31%         5.15%
MFS New Discovery Series Initial Class(4)
            2003                                   166,380         $11.50    $  1,912,683       1.45%       0.00%        31.78%
            2002                                   176,227           8.72       1,537,286       1.45%       0.00%       -32.65%
            2001                                   196,318          12.95       2,541,685       1.45%       0.00%        -6.40%
            2000                                   155,726          13.83       2,154,033       1.45%       0.00%        -3.41%
            1999                                    43,323          14.32         620,402       1.45%       0.00%        43.20%
MFS Research Series Initial Class(4)
            2003                                    53,190         $ 7.53    $    400,260       1.45%       0.57%        22.90%
            2002                                    62,349           6.12         381,753       1.45%       0.28%       -25.66%
            2001                                    81,667           8.23         672,361       1.45%       0.01%       -22.39%
            2000                                    68,687          10.61         728,639       1.45%       0.03%        -6.23%
            1999                                    19,166          11.31         216,824       1.45%       0.00%        13.13%
MFS Total Return Series Initial Class(4)
            2003                                   729,008         $11.78    $  8,588,664       1.45%       1.49%        14.64%
            2002                                   606,790          10.28       6,235,887       1.45%       1.45%        -6.51%
            2001                                   437,404          11.00       4,809,731       1.45%       1.63%        -1.20%
            2000                                   177,865          11.13       1,979,636       1.45%       1.58%        14.33%
            1999                                    61,489           9.73         598,585       1.45%       0.00%        -2.65%

Prudential Jennison Portfolio Class II(9)

            2003                                     9,679         $ 7.65    $     74,061       1.45%       0.00%        27.73%
            2002                                     5,819           5.99          34,857       1.45%       0.00%       -32.17%
            2001                                     3,609           8.83          31,873       1.45%       0.00%       -11.70%
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

Van Kampen Life Investment Trust Growth
  & Income Portfolio Class II(10)

            2003                                   121,860         $10.35    $  1,260,650       1.45%       0.38%        25.83%
            2002                                    29,309           8.22         240,966       1.45%       0.00%       -17.80%
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

Van Kampen Life Investment Trust
  Government Portfolio Class II(10)

            2003                                   139,696         $10.61    $  1,481,664       1.45%       3.56%         0.02%
            2002                                   137,074          10.60       1,453,609       1.45%       0.00%         6.00%
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --


                                                                            ----
FINANCIAL STATEMENTS                                                        B-49
                                                                            ----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                          Investment
                                                                       Net Assets             Expense       Income       Total
                                                  Units          Unit Value   In whole $      Ratio(2)     Ratio(1)    Return(3)
                                                  -----          ----------   ----------      --------    -----------  ---------
7 YEAR EDBR AND LBR OR EARNINGS
  BENEFIT RIDER (EBR) (offered
  December 20, 1999)

The Guardian Stock Fund(6)

            2003                                    14,569         $ 6.19      $   90,230       1.70%       0.96%        19.39%
            2002                                    10,480           5.19          54,365       1.70%       0.84%       -22.18%
            2001                                     1,682           6.67          11,221       1.70%       0.24%       -22.78%
            2000                                     1,346           8.64          11,628       1.70%       0.08%       -19.74%
            1999                                        --             --              --         --          --            --

The Guardian VC 500 Index Fund(6)

            2003                                    15,038         $ 7.75      $  116,502       1.70%       1.57%        26.08%
            2002                                    11,195           6.14          68,790       1.70%       2.00%       -23.92%
            2001                                       238           8.07           1,920       1.70%       1.31%       -13.32%
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

The Guardian VC Asset Allocation Fund(6)(8)

            2003                                        --             --              --         --          --            --
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

The Guardian VC High Yield Bond Fund(6)

            2003                                     2,589         $10.84      $   28,073       1.70%       7.27%        15.95%
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

The Guardian VC Low Duration Bond
  Fund(8)(12)

            2003                                        --             --              --         --          --            --
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

The Guardian UBS VC Large Cap Value
  Fund(8)(11)

            2003                                        --             --              --         --          --            --
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

The Guardian UBS VC Small Cap Value
  Fund(8)(11)

            2003                                        --             --              --         --          --            --
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

The Guardian Bond Fund, Inc.(6)

            2003                                    30,366         $12.75      $  387,084       1.70%       3.44%         2.96%
            2002                                    24,870          12.38         307,917       1.70%       4.38%         7.61%
            2001                                    12,271          11.50         141,173       1.70%       6.62%         7.02%
            2000                                    11,800          10.75         126,846       1.70%       6.74%         8.15%
            1999                                        --             --              --         --          --            --

The Guardian Cash Fund, Inc.(6)

            2003                                     5,407         $10.47      $   56,613       1.70%       0.65%        -1.04%
            2002                                     5,113          10.58          54,107       1.70%       1.17%        -0.48%
            2001                                     1,986          10.63          21,109       1.70%       3.59%         1.83%
            2000                                     2,254          10.44          23,536       1.70%       5.35%         4.19%
            1999                                        --             --              --         --          --            --


----
B-50                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                          Investment
                                                                       Net Assets             Expense       Income       Total
                                                  Units          Unit Value   In whole $      Ratio(2)     Ratio(1)    Return(3)
                                                  -----          ----------   ----------      --------    -----------  ---------
7 YEAR EDBR AND LBR OR EARNINGS
  BENEFIT RIDER (EBR) (offered
  December 20, 1999)

Gabelli Capital Asset Fund(6)

            2003                                     8,543         $12.19      $  104,145       1.70%       0.12%        33.16%
            2002                                     5,075           9.16          46,464       1.70%       0.25%       -15.72%
            2001                                     2,911          10.87          31,641       1.70%       0.59%         0.82%
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

Baillie Gifford International Fund(6)

            2003                                     2,773         $ 7.00      $   19,400       1.70%       1.58%        27.83%
            2002                                       384           5.48           2,103       1.70%       0.08%       -18.81%
            2001                                       248           6.75           1,675       1.70%       0.00%       -21.92%
            2000                                     1,884           8.64          16,285       1.70%       0.00%       -21.34%
            1999                                        --             --              --         --          --            --

Baillie Gifford Emerging Markets Fund(6)

            2003                                     2,922         $11.33      $   33,103       1.70%       0.91%        51.31%
            2002                                     2,851           7.49          21,347       1.70%       0.55%       -25.10%
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

The Guardian Small Cap Stock Fund(6)

            2003                                     4,377         $11.18      $   48,927       1.70%       0.00%        41.02%
            2002                                     4,047           7.93          32,081       1.70%       0.00%       -17.08%
            2001                                       205           9.56           1,960       1.70%       0.00%        -9.18%
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

Value Line Centurion Fund(6)

            2003                                       342         $ 6.74      $    2,307       1.70%       0.00%        17.46%
            2002                                       421           5.74           2,416       1.70%       0.00%       -24.07%
            2001                                       488           7.56           3,691       1.70%       0.16%       -17.87%
            2000                                       237           9.20           2,184       1.70%       0.07%       -13.97%
            1999                                        --             --              --         --          --            --

Value Line Strategic Asset Management Trust(6)

            2003                                    14,621         $ 8.84      $  129,224       1.70%       0.67%        14.55%
            2002                                    15,928           7.72         122,892       1.70%       1.22%       -13.96%
            2001                                    20,137           8.97         180,675       1.70%       3.27%       -14.40%
            2000                                     1,113          10.48          11,661       1.70%       2.13%         0.21%
            1999                                        --             --              --         --          --            --

AIM V.I. Capital Appreciation Fund
  Series I(6)

            2003                                     3,360         $ 6.95      $   23,349       1.70%       0.00%        27.33%
            2002                                     1,662           5.46           9,071       1.70%       0.00%       -25.60%
            2001                                     2,073           7.34          15,216       1.70%       0.00%       -24.56%
            2000                                     3,588           9.73          34,914       1.70%       0.00%        -2.70%
            1999                                        --             --              --         --          --            --

AIM V.I. Global Utilities Fund Series I(6)(8)

            2003
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

AIM V.I. Government Securities Fund
  Series I(7)

            2003                                    14,550         $11.69      $  170,060       1.70%       2.29%        -0.64%
            2002                                     9,784          11.76         115,094       1.70%       2.88%         7.71%
            2001                                       903          10.92           9,858       1.70%       5.07%         4.58%
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --


                                                                            ----
FINANCIAL STATEMENTS                                                        B-51
                                                                            ----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                          Investment
                                                                       Net Assets             Expense       Income       Total
                                                  Units          Unit Value   In whole $      Ratio(2)     Ratio(1)    Return(3)
                                                  -----          ----------   ----------      --------    -----------  ---------
7 YEAR EDBR AND LBR OR EARNINGS
  BENEFIT RIDER (EBR) (offered
  December 20, 1999)

AIM V.I. Premier Equity Series I(6)

            2003                                     4,347         $ 6.43      $   27,955       1.70%       0.27%        22.96%
            2002                                       993           5.23           5,193       1.70%       0.30%       -31.54%
            2001                                       399           7.64           3,047       1.70%       0.12%       -13.91%
            2000                                       145           8.87           1,291       1.70%       0.18%       -16.12%
            1999                                        --             --              --         --          --            --

AllianceBernstein Growth & Income Portfolio
  Class B(10)

            2003                                     3,773         $10.35      $   39,040       1.70%       0.49%        29.95%
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

AllianceBernstein Premier Growth Portfolio
  Class B(8)(10)

            2003                                        --             --              --         --          --            --
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

AllianceBernstein Technology Portfolio
  Class B(8)(10)

            2003                                        --             --              --         --          --            --
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

AllianceBernstein Value Portfolio
  Class B(10)

            2003                                       711         $10.70      $    7,606       1.70%       0.66%        26.28%
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

Davis Financial Portfolio(6)

            2003                                       727         $12.36      $    8,989       1.70%       0.33%        29.92%
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

Davis Real Estate Portfolio(6)(8)

            2003                                        --             --              --         --          --            --
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

Davis Value Portfolio(6)

            2003                                    12,693         $10.44      $  132,564       1.70%       0.74%        27.56%
            2002                                     8,911           8.19          72,959       1.70%       0.68%       -17.69%
            2001                                       763           9.95           7,590       1.70%       0.44%       -11.87%
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --


----
B-52                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                          Investment
                                                                       Net Assets             Expense       Income       Total
                                                  Units          Unit Value   In whole $      Ratio(2)     Ratio(1)    Return(3)
                                                  -----          ----------   ----------      --------    -----------  ---------
7 YEAR EDBR AND LBR OR EARNINGS
  BENEFIT RIDER (EBR) (offered
  December 20, 1999)

Fidelity VIP Contrafund Portfolio Service
  Class(6)

            2003                                    10,550         $ 9.45      $   99,703       1.70%       0.30%        26.18%
            2002                                     4,698           7.49          35,185       1.70%       0.67%       -10.96%
            2001                                       226           8.41           1,900       1.70%       0.65%       -13.81%
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

Fidelity VIP Equity-Income Portfolio
  Service Class(6)

            2003                                    13,564         $10.58      $  143,491       1.70%       1.36%        28.01%
            2002                                    13,705           8.26         113,256       1.70%       1.28%       -18.44%
            2001                                    14,265          10.13         144,472       1.70%       1.02%        -6.66%
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

Fidelity VIP Growth Opportunities Portfolio
  Service Class(6)

            2003                                     4,574         $ 6.91      $   31,592       1.70%       0.43%        27.47%
            2002                                       914           5.42           4,950       1.70%       0.95%       -23.12%
            2001                                       274           7.05           1,933       1.70%       0.23%       -15.97%
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

Fidelity VIP Mid Cap Portfolio Service
  Class(6)

            2003                                     4,885         $16.85      $   82,301       1.70%       0.26%        36.18%
            2002                                     3,423          12.37          42,353       1.70%       0.74%       -11.44%
            2001                                       911          13.97          12,726       1.70%       0.00%        -4.98%
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

Templeton Growth Securities Fund Class 2(8)(10)

            2003                                        --             --              --         --          --            --
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

Janus Aspen Mid Cap Growth Portfolio
  (formerly Janus Aspen Aggressive Growth
  Portfolio) Institutional Shares(6)

            2003                                     1,804         $ 4.26      $    7,694       1.70%       0.00%        32.81%
            2002                                       826           3.21           2,651       1.70%       0.00%       -29.18%
            2001                                     1,504           4.53           6,817       1.70%       0.00%       -40.48%
            2000                                     3,414           7.61          25,991       1.70%       8.61%       -32.97%
            1999                                        --             --              --         --          --            --

Janus Aspen Capital Appreciation Portfolio
  Institutional Shares(6)

            2003                                     2,270         $ 6.71      $   15,221       1.70%       0.43%        18.49%
            2002                                     1,602           5.66           9,068       1.70%       0.54%       -17.10%
            2001                                     1,603           6.83          10,944       1.70%       1.17%       -24.00%
            2000                                     3,148           8.98          28,278       1.70%       1.52%       -18.49%
            1999                                        --             --              --         --          --            --

Janus Aspen Growth Portfolio Institutional
  Shares(6)

            2003                                     1,568         $ 6.22      $    9,748       1.70%       0.08%        29.50%
            2002                                       889           4.80           4,270       1.70%       0.00%       -27.78%
            2001                                     1,963           6.65          13,049       1.70%       0.07%       -25.99%
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --


                                                                            ----
FINANCIAL STATEMENTS                                                        B-53
                                                                            ----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                          Investment
                                                                       Net Assets             Expense       Income       Total
                                                  Units          Unit Value   In whole $      Ratio(2)     Ratio(1)    Return(3)
                                                  -----          ----------   ----------      --------    -----------  ---------
7 YEAR EDBR AND LBR OR EARNINGS
  BENEFIT RIDER (EBR) (offered
  December 20, 1999)

Janus Aspen Worldwide Growth Portfolio
     Institutional Shares(6)

            2003                                     2,191         $ 6.28      $   13,755       1.70%       0.99%        21.91%
            2002                                     2,260           5.15          11,640       1.70%       0.86%       -26.78%
            2001                                     3,784           7.03          26,615       1.70%       0.58%       -23.72%
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

MFS Emerging Growth Series Initial Class(6)

            2003                                     3,203         $ 5.13      $   16,430       1.70%       0.00%        28.02%
            2002                                       777           4.01           3,112       1.70%       0.00%       -34.69%
            2001                                        87           6.14             534       1.70%       0.00%       -34.75%
            2000                                        70           9.41             660       1.70%       0.00%       -20.99%
            1999                                        --             --              --         --          --            --

MFS Investors Trust Series Initial Class(6)

            2003                                        --             --              --         --          --            --
            2002                                       801         $ 6.56      $    5,257       1.70%       0.60%       -22.32%
            2001                                       802           8.44           6,769       1.70%       0.49%       -17.37%
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

MFS New Discovery Series Initial Class(6)

            2003                                     2,328         $ 8.90      $   20,721       1.70%       0.00%        31.45%
            2002                                     1,810           6.77          12,255       1.70%       0.00%       -32.84%
            2001                                     4,505          10.08          45,388       1.70%       0.00%        -6.59%
            2000                                       486          10.79           5,242       1.70%       0.00%        -3.66%
            1999                                        --             --              --         --          --            --

MFS Research Series Initial Class(6)

            2003                                     3,123         $ 7.06      $   22,064       1.70%       0.57%        22.59%
            2002                                     1,958           5.76          11,284       1.70%       0.28%       -25.85%
            2001                                     1,226           7.77           9,523       1.70%       0.01%       -22.58%
            2000                                       941          10.03           9,443       1.70%       0.03%        -6.48%
            1999                                        --             --              --         --          --            --

MFS Total Return Series Initial Class(6)

            2003                                     7,634         $12.13      $   92,602       1.70%       1.49%        14.35%
            2002                                     9,191          10.61          97,494       1.70%       1.45%        -6.68%
            2001                                       172          11.37           1,956       1.70%       1.63%        -1.52%
            2000                                     1,385          11.55          15,992       1.70%       1.58%        14.09%
            1999                                        --             --              --         --          --            --

Prudential Jennison Portfolio Class II(8)(9)

            2003                                        --             --              --         --          --            --
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

Van Kampen Life Investment Trust Growth
  & Income Portfolio Class II(10)

            2003                                       960         $10.30      $    9,888       1.70%       0.38%        25.51%
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

Van Kampen Life Investment Trust
  Government Portfolio Class II(10)

            2003                                     5,631         $10.56      $   59,480       1.70%       3.56%        -0.23%
            2002                                        83          10.58             878       1.70%       0.00%         5.80%
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --


----
B-54                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                          Investment
                                                                       Net Assets             Expense       Income       Total
                                                  Units          Unit Value   In whole $      Ratio(2)     Ratio(1)    Return(3)
                                                  -----          ----------   ----------      --------    -----------  ---------
7 YEAR EDBR, LBR and EBR
  (offered December 20, 1999)

The Guardian Stock Fund(6)(8)

            2003                                        --             --              --         --          --            --
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

The Guardian VC 500 Index Fund(6)(8)

            2003                                        --             --              --         --          --            --
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

The Guardian VC Asset Allocation Fund(6)(8)

            2003
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

The Guardian VC High Yield Bond Fund(6)(8)

            2003                                        --             --              --         --          --            --
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

The Guardian VC Low Duration Bond Fund(8)(12)

            2003                                        --             --              --         --          --            --
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

The Guardian UBS VC Large Cap Value
  Fund(8)(11)

            2003                                        --             --              --         --          --            --
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

The Guardian UBS VC Small Cap Value
  Fund(8)(11)

            2003                                        --             --              --         --          --            --
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

The Guardian Bond Fund, Inc.(6)

            2003                                     3,377         $10.99      $   37,105       1.95%       3.44%         2.70%
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

The Guardian Cash Fund, Inc.(6)

            2003                                       931         $ 9.82      $    9,144       1.95%       0.65%        -1.29%
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --


                                                                            ----
FINANCIAL STATEMENTS                                                        B-55
                                                                            ----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                          Investment
                                                                       Net Assets             Expense       Income       Total
                                                  Units          Unit Value   In whole $      Ratio(2)     Ratio(1)    Return(3)
                                                  -----          ----------   ----------      --------    -----------  ---------
7 YEAR EDBR, LBR and EBR
  (offered December 20, 1999)

Gabelli Capital Asset Fund(6)(8)

            2003                                        --             --              --         --          --            --
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

Baillie Gifford International Fund(6)(8)

            2003                                        --             --              --         --          --            --
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

Baillie Gifford Emerging Markets Fund(6)(8)

            2003                                        --             --              --         --          --            --
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

The Guardian Small Cap Stock Fund(6)(8)

            2003                                       841         $11.27       $   9,477       1.95%       0.00%        40.66%
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

Value Line Centurion Fund(6)(8)

            2003                                        --             --              --         --          --            --
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

Value Line Strategic Asset Management
  Trust(6)(8)

            2003                                        --             --              --         --          --            --
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

AIM V.I. Capital Appreciation Fund
  Series I(6)(8)

            2003                                        --             --              --         --          --            --
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

AIM V.I. Global Utilities Fund Series I(6)(8)

            2003
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

AIM V.I. Government Securities Fund
  Series I(7)(8)

            2003                                        --             --              --         --          --            --
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --


----
B-56                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                          Investment
                                                                       Net Assets             Expense       Income       Total
                                                  Units          Unit Value   In whole $      Ratio(2)     Ratio(1)    Return(3)
                                                  -----          ----------   ----------      --------    -----------  ---------
7 YEAR EDBR, LBR and EBR
  (offered December 20, 1999)

AIM V.I. Premier Equity Series I(6)(8)

            2003                                        --             --              --         --          --            --
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

AllianceBernstein Growth & Income Portfolio
  Class B(8)(10)

            2003                                        --             --              --         --          --            --
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

AllianceBernstein Premier Growth Portfolio
  Class B(8)(10)

            2003                                        --             --              --         --          --            --
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

AllianceBernstein Technology Portfolio
  Class B(8)(10)

            2003                                        --             --              --         --          --            --
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

AllianceBernstein Value Portfolio
  Class B(8)(10)

            2003                                        --             --              --         --          --            --
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

Davis Financial Portfolio(6)(8)

            2003                                        --             --              --         --          --            --
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

Davis Real Estate Portfolio(6)(8)

            2003                                        --             --              --         --          --            --
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

Davis Value Portfolio(6)(8)

            2003                                        --             --              --         --          --            --
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --


                                                                            ----
FINANCIAL STATEMENTS                                                        B-57
                                                                            ----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                          Investment
                                                                       Net Assets             Expense       Income       Total
                                                  Units          Unit Value   In whole $      Ratio(2)     Ratio(1)    Return(3)
                                                  -----          ----------   ----------      --------    -----------  ---------
7 YEAR EDBR, LBR and EBR
  (offered December 20, 1999)

Fidelity VIP Contrafund Portfolio
  Service Class(6)(8)

            2003                                        --             --              --         --          --            --
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

Fidelity VIP Equity-Income Portfolio
  Service Class(6)(8)

            2003                                        --             --              --         --          --            --
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

Fidelity VIP Growth Opportunities Portfolio
  Service Class(6)(8)

            2003                                        --             --              --         --          --            --
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

Fidelity VIP Mid Cap Portfolio Service Class(6)(8)

            2003                                        --             --              --         --          --            --
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

Templeton Growth Securities Fund Class 2(8)(10)

            2003                                        --             --              --         --          --            --
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

Janus Aspen Mid Cap Growth Portfolio
  (formerly Janus Aspen Aggressive Growth
Portfolio) Institutional Shares(6)(8)

            2003                                        --             --              --         --          --            --
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

Janus Aspen Capital Appreciation Portfolio
  Institutional Shares(6)(8)

            2003                                        --             --              --         --          --            --
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

Janus Aspen Growth Portfolio
  Institutional Shares(6)(8)

            2003                                        --             --              --         --          --            --
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --


----
B-58                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                          Investment
                                                                       Net Assets             Expense       Income       Total
                                                  Units          Unit Value   In whole $      Ratio(2)     Ratio(1)    Return(3)
                                                  -----          ----------   ----------      --------    -----------  ---------
7 YEAR EDBR, LBR and EBR
  (offered December 20, 1999)

Janus Aspen Worldwide Growth Portfolio
  Institutional Shares(6)(8)

            2003                                        --             --              --         --          --            --
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

MFS Emerging Growth Series Initial
  Class(6)(8)

            2003                                        --             --              --         --          --            --
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

MFS Investors Trust Series Initial Class(6)(8)

            2003                                        --             --              --         --          --            --
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

MFS New Discovery Series Initial Class(6)(8)

            2003                                        --             --              --         --          --            --
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

MFS Research Series Initial Class(6)(8)

            2003                                        --             --              --         --          --            --
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

MFS Total Return Series Initial Class(6)

            2003                                     3,692         $10.41      $   38,450       1.95%       1.49%        14.07%
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

Prudential Jennison Portfolio Class II(8)(9)

            2003                                        --             --              --         --          --            --
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

Van Kampen Life Investment Trust Growth
  & Income Portfolio Class II(8)(10)

            2003                                        --             --              --         --          --            --
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

Van Kampen Life Investment Trust
  Government Portfolio Class II(8)(10)

            2003                                        --             --              --         --          --            --
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --


                                                                            ----
FINANCIAL STATEMENTS                                                        B-59
                                                                            ----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                          Investment
                                                                       Net Assets             Expense       Income       Total
                                                  Units          Unit Value   In whole $      Ratio(2)     Ratio(1)    Return(3)
                                                  -----          ----------   ----------      --------    -----------  ---------
CONTRACTS WITH ANY ONE RIDER,
  CONTRACT ANNIVERSARY
  ENHANCED DEATH BENEFIT
  RIDER (CAEDB), LBR or EBR
  (offered September 13, 1999)

The Guardian Stock Fund(5)

            2003                                 1,565,962         $ 6.97    $ 10,912,452       1.50%       0.96%        19.63%
            2002                                 1,654,148           5.83       9,635,579       1.50%       0.84%       -22.00%
            2001                                 1,597,322           7.47      11,938,568       1.50%       0.24%       -22.62%
            2000                                 1,390,405           9.66      13,429,945       1.50%       0.08%       -19.61%
            1999                                   100,936          12.02       1,212,841       1.50%       0.45%        20.16%
The Guardian VC 500 Index Fund(5)
            2003                                   380,096         $ 8.18    $  3,109,260       1.50%       1.57%        26.33%
            2002                                   199,686           6.48       1,293,024       1.50%       2.00%       -23.52%
            2001                                   112,302           8.47         951,545       1.50%       1.31%       -13.24%
            2000                                    36,057           9.77         352,154       1.50%       1.18%       -10.04%
            1999                                     4,794          10.86          52,047       1.50%       0.29%         8.56%
The Guardian VC Asset Allocation Fund(5)
            2003                                   146,205         $ 9.70    $  1,418,673       1.50%       2.90%        25.79%
            2002                                   159,906           7.71       1,233,517       1.50%       1.92%       -21.12%
            2001                                   152,182           9.77       1,487,561       1.50%       1.30%       -10.39%
            2000                                    93,911          10.91       1,024,438       1.50%       5.42%         1.46%
            1999                                     8,371          10.75          90,001       1.50%       0.72%         7.52%
The Guardian VC High Yield Bond Fund(5)
            2003                                   159,944         $11.21    $  1,793,613       1.50%       7.27%        16.18%
            2002                                    69,602           9.65         671,795       1.50%       7.84%        -0.24%
            2001                                    61,137           9.67         591,414       1.50%      12.38%         2.01%
            2000                                    37,662           9.48         357,156       1.50%      12.75%        -7.48%
            1999                                       519          10.25           5,316       1.50%       2.19%         2.50%

The Guardian VC Low Duration Bond Fund(12)

            2003                                    22,081         $10.07    $    222,296       1.50%       1.79%         0.67%
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

The Guardian UBS VC Large Cap Value Fund(11)

            2003                                    16,633         $13.03    $    216,685       1.50%       2.00%        30.28%
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

The Guardian UBS VC Small Cap Value Fund(11)

            2003                                    16,957         $13.36    $    226,469       1.50%       0.73%        33.55%
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

The Guardian Bond Fund, Inc.(5)

            2003                                   926,247         $12.96    $ 12,007,427       1.50%       3.44%         3.17%
            2002                                   727,554          12.57       9,142,120       1.50%       4.38%         7.87%
            2001                                   273,901          11.65       3,191,794       1.50%       6.62%         7.24%
            2000                                    74,369          10.87         808,154       1.50%       6.74%         8.37%
            1999                                     4,817          10.03          48,300       1.50%       6.28%         0.28%


----
B-60                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                          Investment
                                                                       Net Assets             Expense       Income       Total
                                                  Units          Unit Value   In whole $      Ratio(2)     Ratio(1)    Return(3)
                                                  -----          ----------   ----------      --------    -----------  ---------
CONTRACTS WITH ANY ONE RIDER,
  CONTRACT ANNIVERSARY
  ENHANCED DEATH BENEFIT
  RIDER (CAEDB), LBR or EBR
  (offered September 13, 1999)

The Guardian Cash Fund, Inc.(5)

            2003                                 1,050,898         $10.66    $ 11,197,884       1.50%       0.65%        -0.84%
            2002                                 1,245,522          10.75      13,384,809       1.50%       1.17%        -0.23%
            2001                                 1,074,056          10.78      11,573,142       1.50%       3.59%         2.04%
            2000                                   562,836          10.56       5,943,520       1.50%       5.35%         4.44%
            1999                                    52,362          10.11         529,451       1.50%       4.43%         1.11%

Gabelli Capital Asset Fund(5)

            2003                                   541,868         $12.54    $  6,792,901       1.50%       0.12%        33.43%
            2002                                   362,065           9.40       3,401,720       1.50%       0.25%       -15.55%
            2001                                   133,409          11.13       1,485,035       1.50%       0.59%         1.03%
            2000                                    37,286          11.02         410,819       1.50%       0.20%         3.97%
            1999                                     7,324          10.60          77,611       1.50%       0.14%         5.97%

Baillie Gifford International Fund(5)

            2003                                   323,099          $7.89    $  2,550,001       1.50%       1.58%        28.08%
            2002                                   198,216           6.16       1,221,378       1.50%       0.08%       -18.96%
            2001                                   134,899           7.60       1,025,415       1.50%       0.00%       -21.59%
            2000                                   150,485           9.69       1,458,917       1.50%       0.00%       -21.20%
            1999                                    12,370          12.30         152,186       1.50%       0.44%        23.03%

Baillie Gifford Emerging Markets Fund(5)

            2003                                    92,964         $13.94    $  1,295,466       1.50%       0.91%        51.61%
            2002                                    52,420           9.19         481,802       1.50%       0.55%        -7.76%
            2001                                    19,669           9.96         195,952       1.50%       0.19%         4.71%
            2000                                    22,553           9.51         214,576       1.50%       0.00%       -28.89%
            1999                                        40          13.38             541       1.50%       0.00%        33.80%

The Guardian Small Cap Stock Fund(5)

            2003                                   261,213         $13.65    $  3,564,564       1.50%       0.00%        41.30%
            2002                                   200,004           9.66       1,931,591       1.50%       0.00%       -16.74%
            2001                                   145,505          11.60       1,688,231       1.50%       0.00%        -9.20%
            2000                                    92,904          12.78       1,187,155       1.50%       0.00%        -4.83%
            1999                                       443          13.43           5,953       1.50%       0.14%        34.26%

Value Line Centurion Fund(5)

            2003                                   157,819         $ 7.31    $  1,154,142       1.50%       0.00%        17.70%
            2002                                   166,000           6.21       1,031,427       1.50%       0.00%       -24.13%
            2001                                   172,833           8.18       1,414,619       1.50%       0.16%       -17.60%
            2000                                   142,734           9.93       1,417,748       1.50%       0.07%       -13.78%
            1999                                    12,558          11.52         144,679       1.50%       0.30%        15.21%

Value Line Strategic Asset Management Trust(5)

            2003                                 1,145,602         $ 9.36    $ 10,720,283       1.50%       0.67%        14.78%
            2002                                 1,219,460           8.15       9,941,660       1.50%       1.22%       -13.87%
            2001                                 1,082,143           9.46      10,239,129       1.50%       3.27%       -14.23%
            2000                                   663,096          11.03       7,314,782       1.50%       2.13%         0.42%
            1999                                    67,525          10.99         741,767       1.50%       1.07%         9.85%

AIM V.I. Capital Appreciation Fund Series I(5)

            2003                                   226,707         $ 8.27    $  1,874,943       1.50%       0.00%        27.58%
            2002                                   229,900           6.48       1,490,302       1.50%       0.00%       -25.52%
            2001                                   247,049           8.70       2,149,293       1.50%       0.00%       -24.43%
            2000                                   153,793          11.51       1,770,480       1.50%       0.00%       -12.25%
            1999                                    15,588          13.12         204,498       1.50%       0.05%        31.19%


                                                                            ----
FINANCIAL STATEMENTS                                                        B-61
                                                                            ----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                          Investment
                                                                       Net Assets             Expense       Income       Total
                                                  Units          Unit Value   In whole $      Ratio(2)     Ratio(1)    Return(3)
                                                  -----          ----------   ----------      --------    -----------  ---------
CONTRACTS WITH ANY ONE RIDER,
  CONTRACT ANNIVERSARY
  ENHANCED DEATH BENEFIT
  RIDER (CAEDB), LBR or EBR
  (offered September 13, 1999)

AIM V.I. Global Utilities Fund Series I(5)

            2003                                    62,128         $ 7.26    $    451,327       1.50%       3.43%        17.25%
            2002                                    47,271           6.20         292,872       1.50%       2.75%       -26.60%
            2001                                    41,198           8.45         347,978       1.50%       1.44%       -29.01%
            2000                                    29,447          11.90         350,350       1.50%       1.58%        -3.75%
            1999                                     4,618          12.36          57,087       1.50%       1.47%        23.61%

AIM V.I. Government Securities Fund
  Series I(7)

            2003                                   302,759         $11.77    $  3,562,695       1.50%       2.29%        -0.44%
            2002                                   185,102          11.82       2,187,867       1.50%       2.88%         7.96%
            2001                                    70,242          10.95         769,075       1.50%       5.07%         9.49%
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

AIM V.I. Premier Equity Fund Series I(5)

            2003                                   465,331          $7.03    $  3,272,142       1.50%       0.27%        23.21%
            2002                                   529,146           5.71       3,020,000       1.50%       0.30%       -31.27%
            2001                                   665,027           8.31       5,525,025       1.50%       0.12%       -13.87%
            2000                                   568,617           9.65       5,484,909       1.50%       0.18%       -15.93%
            1999                                    47,122          11.47         540,665       1.50%       0.24%        14.74%

AllianceBernstein Growth & Income Portfolio
  Class B(10)

            2003                                    56,236         $10.38    $    583,870       1.50%       0.49%        30.21%
            2002                                    14,579           7.97         116,251       1.50%       0.21%       -20.30%
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

AllianceBernstein Premier Growth Portfolio
  Class B(10)

            2003                                    45,407         $ 9.60    $    435,822       1.50%       0.00%        21.52%
            2002                                     1,570           7.90          12,404       1.50%       0.00%       -21.00%
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

AllianceBernstein Technology Portfolio
  Class B(10)

            2003                                    25,621         $ 9.61    $    246,228       1.50%       0.00%        41.64%
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

AllianceBernstein Value Portfolio Class B(10)

            2003                                    29,279         $10.73    $    314,266       1.50%       0.66%        26.54%
            2002                                     7,664           8.48          65,014       1.50%       0.01%       -15.20%
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

Davis Financial Portfolio(5)

            2003                                   100,111         $12.05    $  1,206,586       1.50%       0.33%        30.18%
            2002                                    97,310           9.26         900,952       1.50%       0.21%       -18.07%
            2001                                    89,570          11.30       1,012,380       1.50%       0.04%       -11.72%
            2000                                    22,819          12.80         292,141       1.50%       0.12%        29.01%
            1999                                     6,321           9.92          62,735       1.50%       0.24%        -0.76%


----
B-62                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                          Investment
                                                                       Net Assets             Expense       Income       Total
                                                  Units          Unit Value   In whole $      Ratio(2)     Ratio(1)    Return(3)
                                                  -----          ----------   ----------      --------    -----------  ---------
CONTRACTS WITH ANY ONE RIDER,
  CONTRACT ANNIVERSARY
  ENHANCED DEATH BENEFIT
  RIDER (CAEDB), LBR or EBR
  (offered September 13, 1999)

Davis Real Estate Portfolio(5)

            2003                                    95,623         $17.03    $  1,628,629       1.50%       4.61%        34.74%
            2002                                    51,696          12.64         653,445       1.50%       4.71%         4.31%
            2001                                    15,116          12.12         183,170       1.50%       4.64%         3.92%
            2000                                       656          11.66           7,649       1.50%       2.93%        16.61%
            1999                                        --             --              --         --          --            --

Davis Value Portfolio(5)

            2003                                   403,037         $10.64    $  4,287,975       1.50%       0.74%        27.82%
            2002                                   363,357           8.32       3,024,540       1.50%       0.68%       -17.55%
            2001                                   326,449          10.09       3,294,269       1.50%       0.44%       -11.73%
            2000                                   163,001          11.43       1,863,541       1.50%       0.41%         7.66%
            1999                                     6,916          10.62          73,447       1.50%       0.13%         6.19%

Fidelity VIP Contrafund Portfolio Service
  Class(5)

            2003                                   555,413         $10.14    $  5,633,746       1.50%       0.30%        26.43%
            2002                                   385,031           8.02       3,089,014       1.50%       0.67%       -10.81%
            2001                                   324,244           8.99       2,915,656       1.50%       0.65%       -13.67%
            2000                                   201,154          10.42       2,095,307       1.50%       0.26%        -8.12%
            1999                                    22,453          11.34         254,535       1.50%       0.00%        13.36%

Fidelity VIP Equity-Income Portfolio
  Service Class(5)

            2003                                   630,289         $10.23    $  6,448,752       1.50%       1.36%        28.27%
            2002                                   379,675           7.98       3,028,438       1.50%       1.28%       -18.20%
            2001                                   161,500           9.76       1,575,578       1.50%       1.02%        -6.51%
            2000                                    27,839          10.44         290,506       1.50%       1.04%         6.68%
            1999                                    13,102           9.78         128,163       1.50%       0.00%        -2.18%

Fidelity VIP Growth Opportunities Portfolio
  Service Class(5)

            2003                                    96,467         $ 6.84    $    660,240       1.50%       0.43%        27.72%
            2002                                    79,180           5.36         424,300       1.50%       0.95%       -23.07%
            2001                                    71,131           6.97         495,572       1.50%       0.23%       -15.72%
            2000                                    55,803           8.27         461,297       1.50%       1.04%       -18.42%
            1999                                     7,563          10.13          76,639       1.50%       0.00%         1.33%

Fidelity VIP Mid Cap Portofolio Service
  Class(5)

            2003                                   369,073         $18.81    $  6,943,202       1.50%       0.26%        36.45%
            2002                                   291,887          13.79       4,024,206       1.50%       0.74%       -11.22%
            2001                                   225,441          15.53       3,501,913       1.50%       0.00%        -4.81%
            2000                                   173,341          16.32       2,828,654       1.50%       0.00%        32.53%
            1999                                     3,872          12.31          47,671       1.50%       0.00%        23.13%

Templeton Growth Securities Fund Class 2(10)
            2003                                    63,049         $10.34    $    651,520       1.50%       1.10%        30.16%

            2002                                    11,844           7.94          94,035       1.50%       0.59%       -20.60%
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

Janus Aspen Mid Cap Growth Portfolio
  (formerly Janus Aspen Aggressive Growth
  Portfolio) Institutional Shares(5)

            2003                                   378,885         $ 5.89    $  2,230,337       1.50%       0.00%        33.08%
            2002                                   337,684           4.42       1,493,688       1.50%       0.00%       -29.07%
            2001                                   381,219           6.23       2,375,491       1.50%       0.00%       -40.36%
            2000                                   344,804          10.45       3,602,380       1.50%       8.61%       -32.84%
            1999                                    15,869          15.56         246,879       1.50%       0.00%        55.57%


                                                                            ----
FINANCIAL STATEMENTS                                                        B-63
                                                                            ----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                          Investment
                                                                       Net Assets             Expense       Income       Total
                                                  Units          Unit Value   In whole $      Ratio(2)     Ratio(1)    Return(3)
                                                  -----          ----------   ----------      --------    -----------  ---------
CONTRACTS WITH ANY ONE RIDER,
  CONTRACT ANNIVERSARY
  ENHANCED DEATH BENEFIT
  RIDER (CAEDB), LBR or EBR
  (offered September 13, 1999)

Janus Aspen Capital Appreciation Portfolio
  Institutional Shares(5)

            2003                                   346,510         $ 8.41    $  2,912,682       1.50%       0.43%        18.73%
            2002                                   392,480           7.08       2,778,604       1.50%       0.54%       -16.93%
            2001                                   424,511           8.52       3,618,037       1.50%       1.17%       -22.85%
            2000                                   363,412          11.05       4,014,411       1.50%       1.52%       -19.41%
            1999                                    55,123          13.71         755,603       1.50%       0.18%        37.08%

Janus Aspen Growth Portfolio Institutional
  Shares(5)

            2003                                   303,120         $ 7.11    $  2,154,869       1.50%       0.08%        29.76%
            2002                                   353,551           5.48       1,936,941       1.50%       0.00%       -27.59%
            2001                                   414,743           7.57       3,138,818       1.50%       0.07%       -25.86%
            2000                                   335,068          10.21       3,420,371       1.50%       2.98%       -15.84%
            1999                                    20,303          12.13         246,248       1.50%       0.08%        21.29%

Janus Aspen Worldwide Growth Portfolio
  Institutional Shares(5)

            2003                                   511,130         $ 7.97    $  4,072,407       1.50%       0.99%        22.14%
            2002                                   585,817           6.52       3,821,547       1.50%       0.86%       -26.66%
            2001                                   629,551           8.89       5,596,486       1.50%       0.58%       -23.60%
            2000                                   467,136          11.64       5,435,239       1.50%       2.78%       -16.94%
            1999                                    20,814          14.01         291,560       1.50%       0.00%        40.08%

MFS Emerging Growth Series Initial Class(5)

            2003                                   214,677         $ 6.54    $  1,404,774       1.50%       0.00%        28.28%
            2002                                   215,215           5.10       1,097,841       1.50%       0.00%       -34.77%
            2001                                   213,145           7.82       1,666,399       1.50%       0.00%       -34.48%
            2000                                   161,066          11.93       1,921,992       1.50%       0.00%       -20.81%
            1999                                    11,012          15.07         165,950       1.50%       0.00%        50.69%

MFS Investors Trust Series Initial Class(5)

            2003                                   200,740         $ 7.95    $  1,596,656       1.50%       0.60%        20.32%
            2002                                   162,469           6.61       1,074,021       1.50%       0.54%       -22.15%
            2001                                   154,279           8.49       1,310,000       1.50%       0.49%       -17.21%
            2000                                   122,677          10.26       1,258,225       1.50%       0.44%        -1.65%
            1999                                    24,219          10.43         252,557       1.50%       0.31%         4.28%

MFS New Discovery Series Initial Class(5)

            2003                                   118,123         $11.83    $  1,397,829       1.50%       0.00%        31.72%
            2002                                    96,711           8.98         868,871       1.50%       0.00%       -32.69%
            2001                                    87,181          13.34       1,163,043       1.50%       0.00%        -6.45%
            2000                                    50,848          14.26         725,096       1.50%       0.00%        -3.45%
            1999                                     3,226          14.77          47,653       1.50%       0.00%        47.71%

MFS Research Series Initial Class(5)

            2003                                    54,979          $7.68    $    422,037       1.50%       0.57%        22.84%
            2002                                    36,734           6.25         229,553       1.50%       0.28%       -25.66%
            2001                                    43,821           8.41         368,398       1.50%       0.01%       -22.43%
            2000                                    17,439          10.84         188,999       1.50%       0.03%        -6.28%
            1999                                       584          11.56           6,757       1.50%       0.00%        15.64%

MFS Total Return Series Initial Class(5)

            2003                                   704,913         $11.99    $  8,455,209       1.50%       1.49%        14.58%
            2002                                   502,298          10.47       5,258,180       1.50%       1.45%        -6.57%
            2001                                   247,904          11.21       2,778,138       1.50%       1.63%        -1.25%
            2000                                    45,873          11.35         520,599       1.50%       1.58%        14.28%
            1999                                     1,332           9.93          13,230       1.50%       0.00%        -0.69%


----
B-64                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                          Investment
                                                                       Net Assets             Expense       Income       Total
                                                  Units          Unit Value   In whole $      Ratio(2)     Ratio(1)    Return(3)
                                                  -----          ----------   ----------      --------    -----------  ---------
CONTRACTS WITH ANY ONE RIDER,
  CONTRACT ANNIVERSARY
  ENHANCED DEATH BENEFIT
  RIDER (CAEDB), LBR or EBR
  (offered September 13, 1999)

Prudential Jennison Portfolio Class II(9)

            2003                                    24,369         $ 7.64    $    186,213       1.50%       0.00%        27.67%
            2002                                    18,478           5.99         110,600       1.50%       0.00%       -32.14%
            2001                                     2,603           8.83          22,980       1.50%       0.00%       -11.73%
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

Van Kampen Life Investment Trust Growth
  & Income Portfolio Class II(10)

            2003                                   128,348         $10.34    $  1,326,661       1.50%       0.38%        25.77%
            2002                                    26,971           8.22         221,669       1.50%       0.00%       -17.80%
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

Van Kampen Life Investment Trust
  Government  Portfolio Class II(10)

            2003                                   132,495         $10.60    $  1,404,112       1.50%       3.56%        -0.03%
            2002                                    31,017          10.60         328,809       1.50%       0.00%         6.00%
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --


                                                                            ----
FINANCIAL STATEMENTS                                                        B-65
                                                                            ----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                          Investment
                                                                       Net Assets             Expense       Income       Total
                                                  Units          Unit Value   In whole $      Ratio(2)     Ratio(1)    Return(3)
                                                  -----          ----------   ----------      --------    -----------  ---------
CONTRACTS WITH ANY TWO RIDERS,
  CAEDB, LBR AND EBR
  (offered December 20, 1999)

The Guardian Stock Fund(6)

            2003                                   114,051         $ 6.18    $    704,935       1.75%       0.96%        19.33%
            2002                                    77,983           5.18         403,922       1.75%       0.84%       -22.25%
            2001                                    56,172           6.66         374,253       1.75%       0.24%       -22.81%
            2000                                   101,721           8.63         878,040       1.75%       0.08%       -19.85%
            1999                                        --             --              --         --          --            --

The Guardian VC 500 Index Fund(6)

            2003                                    21,542         $ 7.73    $    166,557       1.75%       1.57%        26.01%
            2002                                     9,307           6.14          57,100       1.75%       2.00%       -23.71%
            2001                                       727           8.05           5,850       1.75%       1.31%       -13.55%
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

The Guardian VC Asset Allocation Fund(6)

            2003                                     7,133         $ 9.19    $     65,580       1.75%       2.90%        25.47%
            2002                                     9,544           7.33          69,926       1.75%       1.92%       -21.26%
            2001                                     7,118           9.31          66,252       1.75%       1.30%       -10.60%
            2000                                       402          10.41           4,189       1.75%       5.42%         1.20%
            1999                                        --             --              --         --          --            --

The Guardian VC High Yield Bond Fund(6)

            2003                                    11,087         $10.82    $    119,965       1.75%       7.27%        15.89%
            2002                                     1,992           9.34          18,600       1.75%       7.84%         1.30%
            2001                                        --             --              --         --          --            --
            2000                                     3,253           9.22          29,993       1.75%      12.75%        -0.01%
            1999                                        --             --              --         --          --            --

The Guardian VC Low Duration Bond Fund(12)

            2003                                     2,005         $10.06    $     20,173       1.75%       1.79%         0.59%
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

The Guardian UBS VC Large Cap Value Fund(11)

            2003                                     3,296         $13.00    $     42,846       1.75%       2.00%        29.98%
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

The Guardian UBS VC Small Cap Value Fund(11)

            2003                                     3,401         $13.33    $     45,321       1.75%       0.73%        33.25%
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

The Guardian Bond Fund, Inc.(6)

            2003                                   119,759         $12.72    $  1,523,526       1.75%       3.44%         2.91%
            2002                                   104,698          12.36       1,294,269       1.75%       4.38%         7.54%
            2001                                    74,874          11.49         860,529       1.75%       6.62%         6.97%
            2000                                    81,665          10.74         877,438       1.75%       6.74%         8.20%
            1999                                        --             --              --         --          --            --

The Guardian Cash Fund, Inc.(6)

            2003                                    24,604         $10.45    $    257,104       1.75%       0.65%        -1.09%
            2002                                    15,736          10.57         166,255       1.75%       1.17%        -0.47%
            2001                                    11,777          10.62         125,073       1.75%       3.59%         1.78%
            2000                                    10,164          10.43         106,057       1.75%       5.35%         4.13%
            1999                                        --             --              --         --          --            --


----
B-66                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                          Investment
                                                                       Net Assets             Expense       Income       Total
                                                  Units          Unit Value   In whole $      Ratio(2)     Ratio(1)    Return(3)
                                                  -----          ----------   ----------      --------    -----------  ---------
CONTRACTS WITH ANY TWO RIDERS,
  CAEDB, LBR AND EBR
  (offered December 20, 1999)

Gabelli Capital Asset Fund(6)

            2003                                    41,112         $12.17    $    500,170       1.75%       0.12%        33.10%
            2002                                    30,036           9.14         274,553       1.75%       0.25%       -15.81%
            2001                                     4,337          10.86          47,082       1.75%       0.59%         0.78%
            2000                                        --          10.77               2       1.75%       0.20%         3.69%
            1999                                        --             --              --         --          --            --

Baillie Gifford International Fund(6)

            2003                                    20,897          $6.98    $    145,888       1.75%       1.58%        27.76%
            2002                                     3,248           5.46          17,747       1.75%       0.08%       -19.11%
            2001                                       518           6.75           3,499       1.75%       0.00%       -21.88%
            2000                                       477           8.64           4,121       1.75%       0.00%       -21.38%
            1999                                        --             --              --         --          --            --

Baillie Gifford Emerging Markets Fund(6)

            2003                                     3,136         $11.31    $     35,464       1.75%       0.91%        51.24%
            2002                                     2,147           7.48          16,055       1.75%       0.55%       -25.20%
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

The Guardian Small Cap Stock Fund(6)

            2003                                    10,395         $11.16    $    115,972       1.75%       0.00%        40.95%
            2002                                     1,845           7.92          14,606       1.75%       0.00%       -16.92%
            2001                                       358           9.53           3,412       1.75%       0.00%        -9.43%
            2000                                        87          10.53             920       1.75%       0.00%        -5.09%
            1999                                        --             --              --         --          --            --

Value Line Centurion Fund(6)

            2003                                    23,011         $ 6.72    $    154,700       1.75%       0.00%        17.40%
            2002                                     5,029           5.73          28,797       1.75%       0.00%       -24.23%
            2001                                     1,845           7.56          13,949       1.75%       0.16%       -17.80%
            2000                                     1,556           9.20          14,312       1.75%       0.07%       -14.02%
            1999                                        --             --              --         --          --            --

Value Line Strategic Asset Management Trust(6)

            2003                                    91,740         $ 8.82    $    809,184       1.75%       0.67%        14.50%
            2002                                   103,819           7.70         799,778       1.75%       1.22%       -14.09%
            2001                                    89,455           8.96         801,812       1.75%       3.27%       -14.44%
            2000                                    57,160          10.48         598,817       1.75%       2.13%         0.15%
            1999                                        --             --              --         --          --            --

AIM V.I. Capital Appreciation Fund Series I(6)

            2003                                    29,278         $ 6.93    $    203,020       1.75%       0.00%        27.26%
            2002                                    25,928           5.45         141,276       1.75%       0.00%       -25.66%
            2001                                    16,458           7.33         120,655       1.75%       0.00%       -24.62%
            2000                                    10,895           9.73         105,958       1.75%       0.00%       -12.47%
            1999                                        --             --              --         --          --            --

AIM V.I. Global Utilities Fund Series I(6)

            2003                                     1,842         $ 6.21    $     11,433       1.75%       3.43%        16.96%
            2002                                     1,317           5.31           6,988       1.75%       2.75%       -26.86%
            2001                                     1,317           7.26           9,557       1.75%       1.44%       -29.14%
            2000                                     1,781          10.24          18,246       1.75%       1.58%        -3.98%
            1999                                        --             --              --         --          --            --

AIM V.I. Government Securities Fund
  Series I(7)

            2003                                    69,805         $11.67    $    814,475       1.75%       2.29%        -0.69%
            2002                                    22,261          11.75         261,551       1.75%       2.88%         7.69%
            2001                                    10,010          10.91         109,216       1.75%       5.07%         4.56%
            2000                                     9,734          10.44         101,575       1.75%       3.23%         4.35%
            1999                                        --             --              --         --          --            --


                                                                            ----
FINANCIAL STATEMENTS                                                        B-67
                                                                            ----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                          Investment
                                                                       Net Assets             Expense       Income       Total
                                                  Units          Unit Value   In whole $      Ratio(2)     Ratio(1)    Return(3)
                                                  -----          ----------   ----------      --------    -----------  ---------
CONTRACTS WITH ANY TWO RIDERS,
  CAEDB, LBR AND EBR
  (offered December 20, 1999)

AIM V.I. Premier Equity Fund Series I(6)

            2003                                     8,779         $ 6.42    $     56,339       1.75%       0.27%        22.90%
            2002                                     7,387           5.22          38,570       1.75%       0.30%       -31.50%
            2001                                     5,782           7.62          44,061       1.75%       0.12%       -14.09%
            2000                                     5,736           8.87          50,876       1.75%       0.18%       -16.17%
            1999                                        --             --              --         --          --            --

AllianceBernstein Growth & Income Portfolio
  Class B(10)

            2003                                    25,966         $10.34    $    268,460       1.75%       0.49%        29.88%
            2002                                    10,281           7.96          81,845       1.75%       0.21%       -20.40%
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

AllianceBernstein Premier Growth Portfolio
  Class B(10)

            2003                                     6,916         $ 9.56    $     66,102       1.75%       0.00%        21.22%
            2002                                        70           7.91             554       1.75%       0.00%       -20.90%
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

AllianceBernstein Technology Portfolio
  Class B(10)

            2003                                       344         $ 9.57    $      3,290       1.75%       0.00%        41.28%
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

AllianceBernstein Value Portfolio Class B(10)

            2003                                     6,793         $10.69    $     72,611       1.75%       0.66%        26.22%
            2002                                       537           8.47           4,551       1.75%       0.01%       -15.30%
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

Davis Financial Portfolio(6)

            2003                                    10,509         $12.34    $    129,642       1.75%       0.33%        29.85%
            2002                                     5,845           9.50          55,527       1.75%       0.21%       -18.45%
            2001                                       213          11.65           2,481       1.75%       0.04%       -11.77%
            2000                                       127          13.20           1,682       1.75%       0.12%        28.69%
            1999                                        --             --              --         --          --            --

Davis Real Estate Portfolio(6)

            2003                                    16,367         $18.98    $    310,720       1.75%       4.61%        34.41%
            2002                                     8,307          14.12         117,325       1.75%       4.71%         4.02%
            2001                                       421          13.57           5,712       1.75%       4.64%         3.66%
            2000                                       386          13.10           5,049       1.75%       2.93%        21.14%
            1999                                        --             --              --         --          --            --

Davis Value Portfolio(6)

            2003                                    29,580         $10.42    $    308,303       1.75%       0.74%        27.50%
            2002                                     8,176           8.18          66,840       1.75%       0.68%       -17.54%
            2001                                       279           9.92           2,769       1.75%       0.44%       -12.09%
            2000                                       133          11.28           1,506       1.75%       0.41%         7.37%
            1999                                        --             --              --         --          --            --


----
B-68                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                          Investment
                                                                       Net Assets             Expense       Income       Total
                                                  Units          Unit Value   In whole $      Ratio(2)     Ratio(1)    Return(3)
                                                  -----          ----------   ----------      --------    -----------  ---------
CONTRACTS WITH ANY TWO RIDERS,
  CAEDB, LBR AND EBR
  (offered December 20, 1999)

Fidelity VIP Contrafund Portfolio Service
  Class(6)

            2003                                    71,915         $ 9.43    $    678,277       1.75%       0.30%        26.12%
            2002                                    24,942           7.48         186,532       1.75%       0.67%       -10.99%
            2001                                    17,446           8.40         146,602       1.75%       0.65%       -13.89%
            2000                                    10,113           9.76          98,687       1.75%       0.26%        -8.37%
            1999                                        --             --              --         --          --            --

Fidelity VIP Equity-Income Portfolio
  Service Class(6)

            2003                                    57,627         $10.56    $    608,380       1.75%       1.36%        27.95%
            2002                                    37,323           8.25         307,948       1.75%       1.28%       -18.45%
            2001                                    29,387          10.12         297,308       1.75%       1.02%        -6.74%
            2000                                       271          10.85           2,940       1.75%       1.04%         6.46%
            1999                                        --             --              --         --          --            --

Fidelity VIP Growth Opportunities Portfolio
  Service Class(6)

            2003                                    11,109         $ 6.89    $     76,576       1.75%       0.43%        27.40%
            2002                                     3,432           5.41          18,569       1.75%       0.95%       -23.29%
            2001                                     6,553           7.05          46,215       1.75%       0.23%       -15.93%
            2000                                     6,155           8.39          51,632       1.75%       1.04%       -18.63%
            1999                                        --             --              --         --          --            --

Fidelity VIP Mid Cap Portfolio Service
  Class(6)

            2003                                    20,038         $16.81    $    336,925       1.75%       0.26%        36.11%
            2002                                     9,028          12.35         111,522       1.75%       0.74%       -11.49%
            2001                                     4,297          13.95          59,951       1.75%       0.00%        -5.05%
            2000                                     5,045          14.70          74,136       1.75%       0.00%        32.15%
            1999                                        --             --              --         --          --            --

Templeton Growth Securities Fund Class 2(10)

            2003                                    13,428         $10.29    $    138,174       1.75%       1.10%        29.83%
            2002                                     2,677           7.92          21,215       1.75%       0.59%       -20.80%
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

Janus Aspen Mid Cap Growth Portfolio
  (formerly Janus Aspen Aggressive Growth
  Portfolio) Institutional Shares(6)

            2003                                    44,067         $ 4.26    $    187,543       1.75%       0.00%        32.75%
            2002                                    30,309           3.21          97,169       1.75%       0.00%       -29.10%
            2001                                    29,928           4.53         135,505       1.75%       0.00%       -40.51%
            2000                                    29,117           7.61         221,589       1.75%       8.61%       -33.01%
            1999                                        --             --              --         --          --            --

Janus Aspen Capital Appreciation Portfolio
  Institutional Shares(6)

            2003                                     5,873         $ 6.69    $     39,310       1.75%       0.43%        18.44%
            2002                                     2,633           5.65          14,878       1.75%       0.54%       -17.16%
            2001                                       645           6.82           4,402       1.75%       1.17%       -23.04%
            2000                                       350           8.86           3,104       1.75%       1.52%       -19.58%
            1999                                        --             --              --         --          --            --

Janus Aspen Growth Portfolio Institutional
  Shares(6)

            2003                                    44,253         $ 6.21    $    274,617       1.75%       0.08%        29.44%
            2002                                    28,898           4.79         138,546       1.75%       0.00%       -27.86%
            2001                                    25,536           6.64         169,546       1.75%       0.07%       -26.05%
            2000                                    26,365           8.98         236,706       1.75%       2.98%       -16.01%
            1999                                        --             --              --         --          --            --


                                                                            ----
FINANCIAL STATEMENTS                                                        B-69
                                                                            ----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                          Investment
                                                                       Net Assets             Expense       Income       Total
                                                  Units          Unit Value   In whole $      Ratio(2)     Ratio(1)    Return(3)
                                                  -----          ----------   ----------      --------    -----------  ---------
CONTRACTS WITH ANY TWO RIDERS,
  CAEDB, LBR AND EBR
  (offered December 20, 1999)

Janus Aspen Worldwide Growth Portfolio
  Institutional Shares(6)

            2003                                    24,669         $ 6.27      $  154,574       1.75%       0.99%        21.83%
            2002                                    23,450           5.14         120,605       1.75%       0.86%       -26.85%
            2001                                    21,813           7.03         153,265       1.75%       0.58%       -23.79%
            2000                                    18,626           9.22         171,719       1.75%       2.78%       -17.17%
            1999                                        --             --              --         --          --            --

MFS Emerging Growth Series Initial Class(6)

            2003                                    19,815         $ 5.12      $  101,429       1.75%       0.00%        27.96%
            2002                                     6,181           4.00          24,725       1.75%       0.00%       -34.92%
            2001                                     5,675           6.15          34,877       1.75%       0.00%       -34.67%
            2000                                     4,210           9.41          39,595       1.75%       0.00%       -21.00%
            1999                                        --             --              --         --          --            --

MFS Investors Trust Series Initial Class(6)

            2003                                    25,687         $ 7.86      $  201,971       1.75%       0.60%        20.02%
            2002                                    24,144           6.55         158,173       1.75%       0.54%       -22.36%
            2001                                    21,142           8.44         178,357       1.75%       0.49%       -17.42%
            2000                                     4,667          10.22          47,678       1.75%       0.44%        -1.87%
            1999                                        --             --              --         --          --            --

MFS New Discovery Series Initial Class(6)

            2003                                    25,275         $ 8.88      $  224,514       1.75%       0.00%        31.39%
            2002                                    23,718           6.76         160,355       1.75%       0.00%       -32.83%
            2001                                    15,728          10.06         158,294       1.75%       0.00%        -6.68%
            2000                                     1,155          10.78          12,458       1.75%       0.00%        -3.71%
            1999                                        --             --              --         --          --            --

MFS Research Series Initial Class(6)

            2003                                     5,804         $ 7.05      $   40,920       1.75%       0.57%        22.53%
            2002                                     5,356           5.75          30,817       1.75%       0.28%       -25.90%
            2001                                     1,599           7.76          12,405       1.75%       0.01%       -22.62%
            2000                                     1,611          10.03          16,152       1.75%       0.03%        -6.53%
            1999                                        --             --              --         --          --            --

MFS Total Return Series Initial Class(6)

            2003                                    27,870         $12.11      $  337,371       1.75%       1.49%        14.30%
            2002                                    17,326          10.59         183,498       1.75%       1.45%        -6.83%
            2001                                     1,558          11.37          17,710       1.75%       1.63%        -1.50%
            2000                                       153          11.54           1,764       1.75%       1.58%        14.03%
            1999                                        --             --              --         --          --            --

Prudential Jennison Portfolio Class II(9)

            2003                                    18,379         $ 7.59      $  139,503       1.75%       0.00%        27.35%
            2002                                     2,575           5.96          15,349       1.75%       0.00%       -40.40%
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

Van Kampen Life Investment Trust Growth
  & Income Portfolio Class II(10)

            2003                                    20,473         $10.29      $  210,737       1.75%       0.38%        25.45%
            2002                                     1,772           8.21          14,541       1.75%       0.00%       -17.90%
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

Van Kampen Life Investment Trust
  Government Portfolio Class II(10)

            2003                                    47,950         $10.55      $  506,028       1.75%       3.56%        -0.28%
            2002                                    11,222          10.58         118,761       1.75%       0.00%         5.80%
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --


----
B-70                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                          Investment
                                                                       Net Assets             Expense       Income       Total
                                                  Units          Unit Value   In whole $      Ratio(2)     Ratio(1)    Return(3)
                                                  -----          ----------   ----------      --------    -----------  ---------
CAEDB, LBR AND EBR
  (offered May 1, 2002)

The Guardian Stock Fund(10)

            2003                                     2,132         $ 9.35      $   19,938       2.00%       0.96%        19.03%
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

The Guardian VC 500 Index Fund(10)

            2003                                     2,932         $ 9.79      $   28,712       2.00%       1.57%        25.70%
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

The Guardian VC Asset Allocation Fund(10)

            2003                                     1,853         $10.02      $   18,561       2.00%       2.90%        25.16%
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

The Guardian VC High Yield Bond Fund(10)

            2003                                     4,012         $11.33      $   45,442       2.00%       7.27%        15.60%
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

The Guardian VC Low Duration Bond Fund(8)(12)

            2003                                        --             --              --         --          --            --
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

The Guardian UBS VC Large Cap Value
  Fund(8)(11)

            2003                                        --             --              --         --          --            --
            2002                                        --          --                 --      --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

The Guardian UBS VC Small Cap Value
  Fund(8)(11)

            2003                                        --             --              --         --          --            --
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

The Guardian Bond Fund, Inc.(10)

            2003                                    46,714         $10.98      $  512,853       2.00%       3.44%         2.65%
            2002                                     9,624          10.69         102,925       2.00%       4.38%         6.90%
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

The Guardian Cash Fund, Inc.(10)

            2003                                    13,566         $ 9.81      $  133,055       2.00%       0.65%        -1.34%
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --


                                                                            ----
FINANCIAL STATEMENTS                                                        B-71
                                                                            ----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                          Investment
                                                                       Net Assets             Expense       Income       Total
                                                  Units          Unit Value   In whole $      Ratio(2)     Ratio(1)    Return(3)
                                                  -----          ----------   ----------      --------    -----------  ---------
CAEDB, LBR AND EBR
  (offered May 1, 2002)

Gabelli Capital Asset Fund(10)

            2003                                     5,809         $11.01      $   63,972       2.00%       0.12%        32.76%
            2002                                     1,855           8.29          15,386       2.00%       0.25%       -17.10%
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

Baillie Gifford International Fund(10)

            2003                                     5,882         $10.28      $   60,490       2.00%       1.58%        27.44%
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

Baillie Gifford Emerging Markets Fund(10)

            2003                                     1,247         $11.89      $   14,833       2.00%       0.91%        50.86%
            2002                                     1,552           7.88          12,235       2.00%       0.55%       -21.20%
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

The Guardian Small Cap Stock Fund(10)

            2003                                       728         $11.26      $    8,196       2.00%       0.00%        40.59%
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

Value Line Centurion Fund(8)(10)

            2003                                        --             --              --         --          --            --
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

Value Line Strategic Asset Management Trust(10)

            2003                                     9,480         $10.06      $   95,324       2.00%       0.67%        14.21%
            2002                                     6,392           8.80          56,279       2.00%       1.22%       -12.00%
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

AIM V.I. Capital Appreciation Fund Series I(10)

            2003                                       850         $ 9.75      $    8,287       2.00%       0.00%        26.94%
            2002                                       907           7.68           6,965       2.00%       0.00%       -23.20%
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

AIM V.I. Global Utilities Fund Series I(8)(10)

            2003                                        --             --              --         --          --            --
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

AIM V.I. Government Securities Fund
  Series I(10)

            2003                                    12,697         $10.60      $  134,624       2.00%       2.29%        -0.94%
            2002                                     3,295          10.71          35,274       2.00%       2.88%         7.10%
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --


----
B-72                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                          Investment
                                                                       Net Assets             Expense       Income       Total
                                                  Units          Unit Value   In whole $      Ratio(2)     Ratio(1)    Return(3)
                                                  -----          ----------   ----------      --------    -----------  ---------
CAEDB, LBR AND EBR
  (offered May 1, 2002)

AIM V.I. Premier Equity Fund Series I(8)(10)

            2003                                        --             --              --         --          --            --
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

AllianceBernstein Growth & Income Portfolio
  Class B(9)(10)

            2003                                     1,804         $10.30      $   18,569       2.00%       0.49%        29.56%
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

AllianceBernstein Premier Growth Portfolio
  Class B(10)

            2003                                     3,715         $ 9.52      $   35,363       2.00%       0.00%        20.91%
            2002                                     3,998           7.87          31,468       2.00%       0.00%       -21.30%
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

AllianceBernstein Technology Portfolio
  Class B(8)(10)

            2003                                        --             --              --         --          --            --
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

AllianceBernstein Value Portfolio Class B(10)

            2003                                     5,880         $10.64      $   62,592       2.00%       0.66%        25.91%
            2002                                     1,601           8.45          13,531       2.00%       0.01%       -15.50%
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

Davis Financial Portfolio(10)

            2003                                    13,582         $10.67      $  144,934       2.00%       0.33%        29.53%
            2002                                       430           8.25           3,547       2.00%       0.21%       -17.50%
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

Davis Real Estate Portfolio(10)

            2003                                     1,718         $12.99      $   22,319       2.00%       4.61%        34.07%
            2002                                     1,625           9.69          15,749       2.00%       4.71%        -3.10%
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

Davis Value Portfolio(10)

            2003                                    23,119         $10.69      $  247,057       2.00%       0.74%        27.18%
            2002                                     2,917           8.40          24,507       2.00%       0.68%       -16.00%
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --


                                                                            ----
FINANCIAL STATEMENTS                                                        B-73
                                                                            ----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                          Investment
                                                                       Net Assets             Expense       Income       Total
                                                  Units          Unit Value   In whole $      Ratio(2)     Ratio(1)    Return(3)
                                                  -----          ----------   ----------      --------    -----------  ---------
CAEDB, LBR AND EBR
  (offered May 1, 2002)


Fidelity VIP Contrafund Porfolio Service
  Class(10)

            2003                                     4,734         $11.02      $   52,191       2.00%       0.30%        25.80%
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

Fidelity VIP Equity-Income Portfolio
  Service Class(10)

            2003                                    11,169         $10.22      $  114,137       2.00%       1.36%        27.63%
            2002                                     7,056           8.01          56,493       2.00%       1.28%       -19.90%
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

Fidelity VIP Growth Opportunities Portfolio
  Service Class(10)

            2003                                     1,425         $10.05      $   14,313       2.00%       0.43%        27.08%
            2002                                     1,606           7.91          12,698       2.00%       0.95%       -20.90%
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

Fidelity VIP Mid Cap Portfolio Service
  Class(10)

            2003                                     4,546         $11.72      $   53,292       2.00%       0.26%        35.77%
            2002                                       966           8.63           8,334       2.00%       0.74%       -13.70%
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

Templeton Growth Securities Fund Class 2(10)

            2003                                     2,630         $10.25      $   26,949       2.00%       1.10%        29.51%
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

Janus Aspen Mid Cap Growth Portfolio
  (formerly Janus Aspen Aggressive Growth
  Portfolio) Institutional Shares(8)(10)

            2003                                        --             --              --         --          --            --
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

Janus Aspen Capital Appreciation Portfolio
  Institutional Shares(10)

            2003                                       738         $10.13      $    7,469       2.00%       0.43%        18.14%
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

Janus Aspen Growth Portfolio Institutional
  Shares(8)(10)

            2003                                        --             --              --         --          --            --
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --


----
B-74                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                          Investment
                                                                       Net Assets             Expense       Income       Total
                                                  Units          Unit Value   In whole $      Ratio(2)     Ratio(1)    Return(3)
                                                  -----          ----------   ----------      --------    -----------  ---------
CAEDB, LBR AND EBR
  (offered May 1, 2002)

Janus Aspen Worldwide Growth Portfolio
  Institutional Shares(10)

            2003                                       590         $ 9.11      $    5,369       2.00%       0.99%        21.53%
            2002                                       461           7.49           3,452       2.00%       0.86%       -25.10%
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

MFS Emerging Growth Series Initial Class(10)

            2003                                     1,445         $ 9.08      $   13,115       2.00%       0.00%        27.64%
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

MFS Investors Trust Series Initial Class(10)

            2003                                     8,646         $ 9.45      $   81,695       2.00%       0.60%        19.72%
            2002                                     1,591           7.89          12,560       2.00%       0.54%       -21.10%
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

MFS New Discovery Series Initial Class(8)(10)

            2003                                        --             --              --         --          --            --
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

MFS Research Series Initial Class(10)

            2003                                     4,176         $ 9.23      $   38,568       2.00%       0.57%        22.23%
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

MFS Total Return Series Initial Class(10)

            2003                                    17,788         $10.41      $  185,081       2.00%       1.49%        14.01%
            2002                                     2,957           9.13          26,990       2.00%       1.45%        -8.70%
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

Prudential Jennison Portfolio Class II(8)(10)

            2003                                        --             --              --         --          --            --
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

Van Kampen Life Investment Trust Growth
  & Income Portfolio Class II(10)

            2003                                     5,024         $10.25      $   51,496       2.00%       0.38%        25.14%
            2002                                        --             --              --         --          --            --
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --


                                                                            ----
FINANCIAL STATEMENTS                                                        B-75
                                                                            ----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                          Investment
                                                                       Net Assets             Expense       Income       Total
                                                  Units          Unit Value   In whole $      Ratio(2)     Ratio(1)    Return(3)
                                                  -----          ----------   ----------      --------    -----------  ---------
CAEDB, LBR AND EBR
  (offered May 1, 2002)

Van Kampen Life Investment Trust
  Government Portfolio Class II(10)

            2003                                    25,897         $10.51      $  272,157       2.00%       3.56%        -0.53%
            2002                                     8,109          10.56          85,671       2.00%       0.00%         5.60%
            2001                                        --             --              --         --          --            --
            2000                                        --             --              --         --          --            --
            1999                                        --             --              --         --          --            --

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contractowner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The investment income ratio is annualized for a product designed in the initial year units were purchased.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.
(3) Total returns are not annualized for periods less than a year. These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.
(4)   Portfolio commenced operations on July 6, 1999.
(5)   Portfolio commenced operations on September 13, 1999.

(6)   Portfolio commenced operations on December 20, 1999.
(7)   Portfolio commenced operations on August 23, 2000.
(8)   No contracts with this rider investing in this investment division.
(9)   Portfolio commenced operations on May 1, 2001.
(10)  Portfolio commenced operations on May 1, 2002.
(11)  Portfolio commenced operations on February 4, 2003.
(12)  Portfolio commenced operations on September 2, 2003.



----
B-76                                                        FINANCIAL STATEMENTS
----

                         Report of Independent Auditors

To the Board of Directors of
The Guardian Insurance & Annuity Company, Inc.
and the Contract Owners of The Guardian Separate Account E

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Guardian Stock, Guardian VC 500 Index, Guardian VC Asset Allocation, Guardian VC High Yield Bond, Guardian VC Low Duration Bond, Guardian UBS VC Large Cap Value, Guardian UBS VC Small Cap Value, Guardian Bond, Guardian Cash, Gabelli Capital Asset, Baillie Gifford International, Baillie Gifford Emerging Markets, Guardian Small Cap Stock, Value Line Centurion, Value Line Strategic Asset Management, AIM V.I. Capital Appreciation Series I, AIM V.I. Global Utilities Series I, AIM V.I. Government Securities Series I, AIM V.I. Premier Equity Series I, AllianceBernstein Growth & Income Class B, AllianceBernstein Premier Growth Class B, AllianceBernstein Technology Class B, AllianceBernstein Value Class B, Davis Financial, Davis Real Estate, Davis Value, Fidelity VIP Contrafund Service Class, Fidelity VIP Equity-Income Service Class, Fidelity VIP Growth Opportunities Service Class, Fidelity VIP Mid Cap Service Class, Templeton Growth Securities Class 2, Janus Aspen Mid Cap Growth Institutional Shares, Janus Aspen Capital Appreciation Institutional Shares, Janus Aspen Growth Institutional Shares, Janus Aspen Worldwide Growth Institutional Shares, MFS Emerging Growth Initial Class, MFS Investors Trust Initial Class, MFS New Discovery Initial Class, MFS Research Initial Class, MFS Total Return Initial Class, Prudential Jennison Class II, Van Kampen Life Investment Trust Growth & Income Class II and Van Kampen Life Investment Trust Government Class II investment divisions (constituting The Guardian Separate Account E) at December 31, 2003, the results of each of their operations for the year then ended and the changes in each of their net assets for the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of The Guardian Insurance & Annuity Company, Inc. management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of the underlying funds owned at December 31, 2003 by correspondence with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

March 26, 2004


                                                                            ----
FINANCIAL STATEMENTS                                                        B-77
                                                                            ----

--------------------------------------------------------------------------------
THE GUARDIAN INSURANCE
& ANNUITY COMPANY, INC.
--------------------------------------------------------------------------------

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED BALANCE SHEETS

                                                                                December 31,
                                                                           ---------------------
                                                                                2003        2002
                                                                           ---------   ---------
                                                                               (In millions)
Assets:
Bonds, available for sale at fair value
   (amortized cost $1,597.0 million; $1,021.9 million, respectively) ...   $ 1,663.8   $ 1,062.7
Affiliated mutual funds, at fair value (amortized cost $25.1 million;
   $24.8 million, respectively) ........................................        31.8        23.9
Policy loans ...........................................................        84.2        87.8
Cash and cash equivalents ..............................................       295.4       108.6
Other invested assets ..................................................         1.3         1.4
                                                                           ---------   ---------
Total invested assets ..................................................     2,076.5     1,284.4
                                                                           ---------   ---------
Deferred policy acquisition costs ......................................       321.1       319.8
Deferred software costs ................................................         0.8        13.7
Amounts receivable from reinsurers .....................................        30.8        32.4
Investment income due and accrued ......................................        26.8        17.7
Other assets ...........................................................        61.8        10.4
Federal income taxes recoverable .......................................        11.9        36.6
Accounts receivable ....................................................        28.0        29.5
Separate account assets ................................................     7,731.5     7,155.5
                                                                           ---------   ---------
Total Assets ...........................................................   $10,289.2   $ 8,900.0
                                                                           =========   =========
Liabilities:
Future policy benefits and other policyholder liabilities ..............   $ 1,849.3   $ 1,119.3
Due to parent and affiliated mutual funds ..............................        36.3        47.8
Deferred federal income taxes, net .....................................        91.1        85.1
Accrued expenses and other liabilities .................................       159.2       100.7
Separate account liabilities ...........................................     7,665.6     7,094.7
                                                                           ---------   ---------
Total Liabilities ......................................................     9,801.5     8,447.6
                                                                           ---------   ---------
Stockholder's equity:
Common stock, $125 par value, 20,000 shares authorized,
   issued and outstanding ..............................................         2.5         2.5
Additional paid-in capital .............................................       181.9       161.9
Retained earnings ......................................................       279.8       276.1
Accumulated other comprehensive income, net of deferred taxes ..........        23.5        11.9
                                                                           ---------   ---------
Total Stockholder's Equity .............................................       487.7       452.4
                                                                           ---------   ---------
Total Liabilities & Stockholder's Equity ...............................   $10,289.2   $ 8,900.0
                                                                           =========   =========

See notes to consolidated financial statements.

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

                                                                   For the Years Ended December 31,
                                                                -------------------------------------

                                                                  2003           2002           2001
                                                                ------         ------         ------
                                                                           (In millions)
Revenues
   Premiums ..............................................      $ 10.8         $ 12.2         $ 13.0
   Net investment income .................................        84.6           60.1           48.0
   Net realized gains (losses) on investments ............         1.1          (20.7)          (0.1)
   Income from brokerage operations ......................        23.3           28.3           26.0
   Administrative service fees ...........................       200.2          203.0          230.5
   Other (expense) income ................................       (11.5)          (6.0)           9.2
                                                                ------         ------         ------
Total revenues ...........................................       308.5          276.9          326.6
                                                                ------         ------         ------

Benefits and expenses
   Policyholder benefits .................................        86.2           52.6           58.9
   Amortization of deferred policy acquisition costs .....        78.1           78.5           75.7
   Amortization of deferred software costs ...............         0.8            8.4            7.0
   Other operating costs and expenses ....................       153.4          272.4          247.6
                                                                ------         ------         ------
Total benefits and expenses ..............................       318.5          411.9          389.2
                                                                ------         ------         ------

(Loss) before income taxes ...............................       (10.0)        (135.0)         (62.6)
                                                                ------         ------         ------
Federal income taxes
   Current benefit .......................................       (13.5)         (31.4)         (10.2)
   Deferred benefit ......................................        (0.2)         (26.5)         (23.8)
                                                                ------         ------         ------

Total federal income taxes ...............................       (13.7)         (57.9)         (34.0)
                                                                ------         ------         ------

Net income (loss) ........................................         3.7          (77.1)         (28.6)

Other comprehensive income (loss), net of income tax:
   Change in unrealized investment gains (losses), net ...        11.6            8.4           (2.8)
                                                                ------         ------         ------

Comprehensive income (loss) ..............................      $ 15.3         $(68.7)        $(31.4)
                                                                ======         ======         ======

See notes to consolidated financial statements.

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                          For the Years Ended December 31,
                                                          --------------------------------
                                                             2003        2002         2001
                                                          -------     -------      -------
                                                                   (In millions)
Common stock at par value, beginning of year ........     $   2.5     $   2.5      $   2.5
                                                          -------     -------      -------
Common stock at par value, end of year ..............         2.5         2.5          2.5
                                                          -------     -------      -------
Capital in excess of par value, beginning of year ...       161.9       136.9        136.9
Capital contribution ................................        20.0        25.0           --
                                                          -------     -------      -------
Capital in excess of par value, end of year .........       181.9       161.9        136.9
                                                          -------     -------      -------

Retained earnings, beginning of year ................       276.1       353.2        431.7
Net income (loss) ...................................         3.7       (77.1)       (28.6)
Dividends to parent .................................          --          --        (49.9)
                                                          -------     -------      -------
Retained earnings, end of year ......................       279.8       276.1        353.2
                                                          -------     -------      -------

Accumulated other comprehensive income,
   net of deferred taxes, beginning of year .........        11.9         3.5          6.3
Change in unrealized investment gains (losses),
   net of deferred taxes ............................        11.6         8.4         (2.8)
                                                          -------     -------      -------
Accumulated other comprehensive income,
   net of deferred taxes, end of year ...............        23.5        11.9          3.5
                                                          -------     -------      -------

Total stockholder's equity, end of year .............     $ 487.7     $ 452.4      $ 496.1
                                                          =======     =======      =======

See notes to consolidated financial statements.

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                   For the Years Ended December 31,
                                                                 ------------------------------------
                                                                     2003          2002          2001
                                                                 --------      --------      --------
                                                                            (In millions)
Operating activities
Net income (loss) ..........................................     $    3.7      $  (77.1)     $  (28.6)
Adjustments to reconcile net (loss) income to net
  cash used in operating activities:
    Changes in
      Deferred policy acquisition costs ....................         (1.3)         83.2          19.7
      Deferred software costs ..............................          0.9           5.7          12.7
      Amounts receivable from reinsurers ...................          1.6           4.2          21.5
      Investment income due and accrued ....................         (9.1)         (5.1)         (3.1)
      Other assets .........................................        (51.4)         (2.9)          0.4
      Federal income taxes recoverable .....................         24.7         (16.5)         (8.2)
      Accounts receivable ..................................          1.5          (4.4)          8.8
      Separate accounts, net ...............................         (5.1)          1.6          (3.0)
      Future policy benefits and policyholder liabilities ..         60.2         (24.4)        (25.8)
      Due to parent and affiliated mutual funds ............        (11.5)         (6.5)         (3.1)
      Deferred federal income taxes, net ...................          6.0         (21.8)        (19.3)
      Accrued expenses and other liabilities ...............         58.5          (1.8)        (25.2)
      Net realized (gains) losses on investments ...........         (1.1)         20.7           0.1
      Other ................................................          3.6           3.4          (3.7)
                                                                 --------      --------      --------
      Net cash provided by (used in) operating activities ..         81.2         (41.7)        (56.8)
                                                                 --------      --------      --------
Investment activities
  Proceeds from investments sold or matured
    Bonds ..................................................        175.2         172.9         461.5
    Affiliated mutual funds ................................           --          14.4          23.4
    Redemption of seed investments .........................           --            --          32.8
    Other items, net .......................................          0.1            --            --
  Investments purchased
    Bonds ..................................................       (764.7)       (567.1)       (583.0)
    Affiliated mutual funds ................................         (4.4)         (4.2)        (10.0)
    Other items, net .......................................         (3.5)         (0.4)         (1.0)
                                                                 --------      --------      --------
      Net cash used in investing activities ................       (597.3)       (384.4)        (76.3)
                                                                 --------      --------      --------
Financing activities
  Additions to policyholder contract deposits ..............        838.2         541.0         245.9
  Withdrawals from policyholder contract deposits ..........       (168.4)        (86.4)        (72.5)
  Capital contribution .....................................         20.0          25.0            --
  Dividends to parent ......................................           --            --         (49.9)
  Other items ..............................................         13.1           1.4          (5.0)
                                                                 --------      --------      --------
    Net cash provided by financing activities ..............        702.9         481.0         118.5
                                                                 --------      --------      --------
Net increase (decrease) in cash ............................        186.8          54.9         (14.6)
Cash and cash equivalents, at beginning of year ............        108.6          53.7          68.3
                                                                 --------      --------      --------
Cash and cash equivalents, at end of year ..................     $  295.4      $  108.6      $   53.7
                                                                 ========      ========      ========
Supplemental disclosure:
  Federal income taxes recovered ...........................     $  (38.0)     $  (15.6)     $   (1.9)
                                                                 ========      ========      ========

See notes to consolidated financial statements.

--------------------------------------------------------------------------------
THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

December 31, 2003

NOTE 1 -- ORGANIZATION

      The Guardian Insurance & Annuity Company, Inc. (GIAC or the Company) is a wholly owned subsidiary of The Guardian Life Insurance Company of America (Guardian). The Company, domiciled in the state of Delaware, is licensed to conduct life and health insurance business in all fifty states and the District of Columbia. The Company's primary business is the sale of variable deferred annuity contracts and variable and term life insurance policies. For variable products, other than 401(k) products, contracts are sold by insurance agents who are licensed by GIAC and are either Registered Representatives of Park Avenue Securities, LLC (PAS) or other broker dealer firms that have entered into sales agreements with GIAC. The Company's general agency distribution system is used for the sale of other products and policies. In October of 2002, the Company and The Guardian discontinued selling new Group Pension business but will continue servicing existing planholders.

      PAS, a wholly owned subsidiary of the Company, is a registered broker dealer under the Securities and Exchange Act of 1934. PAS was established as a broker dealer during 1999 and has assumed the registered representatives formerly affiliated with Guardian Investor Services LLC (GIS) (formerly Guardian Investor Service Corporation).

      GIS, a wholly owned subsidiary of the Company, is a registered broker dealer under the Securities and Exchange Act of 1934 and is a registered investment advisor under the Investment Adviser's Act of 1940. GIS is the distributor and underwriter for GIAC's variable products, and is the investment advisor to certain mutual funds sponsored by GIAC, which are investment options for the variable products.

      The Company, in agreement with Baillie Gifford Overseas Ltd., has an interest in a company - Guardian Baillie Gifford Ltd. (GBG) - that is organized as a corporation in Scotland. GBG is registered in both the United Kingdom and the United States to act as an investment advisor for the Baillie Gifford International Fund (BGIF), the Baillie Gifford Emerging Markets Fund (BGEMF), The Guardian Baillie Gifford International Fund (GBGIF) and The Guardian Baillie Gifford Emerging Markets Fund (GBGEMF). The Funds are offered in the U.S. as investment options under certain variable annuity contracts and variable life policies.

      The Company has established seventeen insurance separate accounts primarily to support the variable annuity and life insurance products it offers. The majority of the separate accounts are unit investment trusts registered under the Investment Company Act of 1940. Proceeds from the sale of variable products are invested through these separate accounts in certain mutual funds specified by the contractholders. Of these separate accounts the Company maintains two separate accounts whose sole purpose is to fund certain employee benefit plans of The Guardian.

NOTE 2 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      Basis of Presentation: The accompanying consolidated financial statements include the accounts of GIAC and its majority-owned subsidiaries. These consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). Intercompany balances and transactions have been eliminated.

      Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and assumptions. The Company regularly invests in mortgage loans, mortgage-backed securities and other securities subject to prepayment and/or call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on such securities, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed securities is based on historical experience and estimates of future payment experience underlying mortgage loans. Actual prepayment timing could differ from original estimates resulting in adjustments to asset values and amortization or accretion recorded in future periods.

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2003

      Investments:

      Bonds and affiliated mutual funds are classified as available for sale and are carried at estimated fair value. Changes in unrealized gains and losses are recorded net of applicable deferred taxes and included in a separate component of equity, "Accumulated other comprehensive income". The investment portfolio is reviewed for investments that may have experienced a decline in value considered to be other-than-temporary. The Company considers several factors in determining if an other-than-temporary decline exists: duration and extent to which the value of the security has been less than cost; financial condition of the issuer; the near term prospects for recovery of the market value of a security; and the intent and ability of the Company to hold the security to allow for an anticipated recovery in value. Other-than-temporary declines in the fair value of investments in bonds and affiliated mutual funds are recorded in "Net realized gains (losses) on investments".

      Policy loans are stated at unpaid principal balance. The carrying amount approximates fair value since loans on policies have no defined maturity date and reduce the amount payable at death or at surrender of the contract.

      Cash and cash equivalents include cash on hand and highly liquid debt instruments purchased with an original maturity of three months or less.

      Securities purchased under agreements to resell and securities sold under agreements to repurchase -- The Company has entered into securities lending arrangements whereby certain securities are loaned, primarily with major brokerage firms. The Company's policy requires a minimum of 102% of the fair value of the loaned securities as collateral, calculated on a daily basis in the form of either cash or securities.

      Net investment income: Net investment income includes interest and dividends received or accrued on investments. It also includes amortization of any purchase premium or discount using the interest method, adjusted retrospectively for any change in estimated yield to maturity. Investment income due and accrued that is deemed uncollectible is charged against net investment income in the period such determination is made. Net investment income is reduced by investment management expenses and costs associated with securities lending.

      Net realized gains (losses) on investments: Net realized gains (losses) on investments are computed using the specific identification method. Costs of bonds and affiliated mutual funds are adjusted for impairments considered other-than-temporary and provisions for losses on investments are included in "Net Realized gains (losses) on investments."

      Deferred software costs: Deferred software costs include the costs of computer software developed or obtained for internal use, which requires capitalization of external and certain internal costs incurred to obtain or develop internal-use computer software during the application development stage. Capitalized internal use software is amortized on a straight-line basis over the estimated useful life of the software, not to exceed three years.

      Deferred policy acquisition costs: Deferred policy acquisition costs are costs of acquiring new or renewal business, principally commissions, underwriting, agency and policy issue expenses, all of which vary with and are primarily related to the production of new or renewal business, and are deferred. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period. Deferred policy acquisition costs, for certain products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in "Accumulated other comprehensive income".

      For variable life and annuity investment-type products, deferred policy acquisition costs are amortized over the shorter of the expected average life of the contracts or thirty years, using a reversion to the mean approach of estimated gross profits arising principally from investment results, mortality and expense margins and surrender charges based on actual results and anticipated future experience, updated at the end of each accounting period. The average rate of assumed gross investment yield used in estimating expected gross profits was 6.56% to 7.00% at December 31, 2003. The effect on the amortization of deferred policy acquisition costs of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised.

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2003

      For life insurance products, deferred policy acquisition costs are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods are for the estimated life of the policy.

      Separate account assets and liabilities: Separate account assets and liabilities are reported at market value, and represent policyholder funds maintained in accounts having specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are generally borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain separate account products. The investment results of separate accounts are reflected in separate account liabilities. The amounts provided by the Company to establish separate account investment portfolios (seed money) are not included in separate account liabilities.

      Pursuant to an agreement with the New York State Insurance Department, the Company maintains assets in each of its separate accounts for the mortality risk associated with contracts in the annuity payout phase. Such accounts are referred to as the Annuity Mortality Fluctuation Fund (AMFF), and are in the cash subdivisions of the separate accounts. The AMFF balance was $60.1 million and $56.3 million at December 31, 2003 and 2002.

      Future policy benefits and other policyholder liabilities: The methods and assumptions used to establish the Company's reserve for future policy benefits and other policyholder liabilities are disclosed in Note 5.

      Insurance revenue and expense recognition: Insurance revenue and expenses consist of premiums and benefits. Premiums for term life and certain annuity insurance products are recognized as revenue when due and collected. The reserve for future policy benefits has been provided on a net-level premium method based upon estimated investment yields, mortality, and other assumptions which were appropriate at the time the policies were issued. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

      Revenues for variable life and for individual and group variable annuity products consist of net investment income and cost of insurance, policy administration and surrender charges that have been earned and assessed against policyholder account balances during the period. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs and interest credited to policyholder account balances. The policyholder account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

      Certain annuity contracts provide the holder a guarantee that the benefit received upon death will be no less than a minimum prescribed amount that is based upon net deposits to the contract, or the highest historical account value on a contract anniversary. The Company bears the risk that protracted under-performance of the financial markets could result in guaranteed minimum death benefits being higher than what accumulated policyholder account balances would support. At December 31, 2003 and 2002, the Company maintained reserves of $6.8 million and $12.7 million, respectively, representing the Company's estimate of the extent to which guaranteed minimum death benefits exceed the accumulated policyholder account balances. The determination of this liability is based on models, which involve numerous estimates, and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rate and mortality experience.

      Federal income taxes: The provision for federal income taxes is based on income currently taxable, as well as deferred taxes on income earned. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based upon the difference between financial statement carrying amounts and the income tax basis of assets and liabilities using enacted income tax rates and laws.

      Statutory accounting: In 1998, the National Association of Insurance Commissioners (NAIC) adopted the Codification of Statutory Accounting Principles (Codification) guidance, which replaces the current Accounting Practices and Procedures manual as the NAIC's primary guidance on statutory accounting effective January 1, 2001. The Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas (e.g., deferred income taxes are recorded).

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2003

      The Delaware Insurance Department has adopted the Codification guidance, effective January 1, 2001. As a result of these changes, the Company reported a change of accounting principle, as an adjustment that decreased unassigned funds (surplus) by $.8 million as of January 1, 2001. Included in this total adjustment is an increase in unassigned funds of approximately $4.0 million related to cost of collection and a decrease in unassigned funds of approximately $3.6 million related to net deferred tax liabilities, a decrease in unassigned funds of $1.2 million related to premiums deferred and uncollected, and an increase in non-admitted assets.

      Financial statements prepared in accordance with GAAP vary from financial statements prepared on a statutory basis (STAT) primarily because: 1) costs related to acquiring business, principally commissions and certain policy issue expenses, are charged to income in the year incurred; 2) life insurance and annuity reserves are based on statutory mortality and interest requirements, without consideration of withdrawals and company experience; 3) life insurance enterprises are required to establish a formula-based asset valuation reserve
(AVR) by a direct charge to surplus to offset potential investment losses; 4) realized gains and losses resulting from changes in interest rates on fixed income investments are deferred in the interest maintenance reserve (IMR) and amortized into investment income over the remaining life of the investment sold;
5) bonds are carried principally at amortized cost; 6) annuity and certain insurance premiums are recognized as premium income; 7) deferred federal income taxes are provided for temporary differences between tax and book assets and liabilities as they are under GAAP except for deferred tax assets, which are admitted assets only if they are recoverable within one year. Non-admitted deferred tax assets are recorded in surplus. Changes in deferred tax balances are recorded in surplus; 8) certain reinsurance transactions are accounted for as reinsurance for statutory purposes and as financing transactions under GAAP, and assets and liabilities are reported net of reinsurance for statutory purposes and gross of reinsurance for GAAP; 9) certain "non-admitted assets" must be excluded under statutory reporting through a charge to surplus and 10) investments in common stock of the Company's wholly-owned subsidiaries are accounted for using the equity method, where earnings of such subsidiaries are recognized in income only when dividends are declared. The effect on the financial statements of the Company from the differences between GAAP and STAT are material to the Company and are disclosed in Note 10.

      Recent accounting pronouncements: In August 2001, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 144 (SFAS No. 144), "Accounting for the Impairment or Disposal of Long-Lived Assets." SFAS No. 144 eliminated the requirement that discontinued operations be measured at net realizable value or that entities include losses that have not yet occurred. SFAS No. 144 eliminated the requirement of consolidation for a subsidiary for which control is likely to be temporary. SFAS No. 144 requires that long-lived assets that are to be disposed of by sale be measured at the lower of book value or fair value less cost to sell. An impairment for assets that are not to be disposed of is recognized only if the carrying amounts of long-lived assets are not recoverable and exceed their fair values. Additionally, SFAS No. 144 expands the scope of discontinued operations to include all components of an entity with operations and cash flows that (1) can be distinguished from the rest of the entity and (2) will be eliminated from the ongoing operations of the entity in a disposal transaction. SFAS No. 144 is effective for financial statements issued for fiscal years beginning after December 15, 2001 and, generally, its provisions are to be applied prospectively. The Company has adopted SFAS No. 144 prospectively as of January 1, 2002. The implementation of SFAS 144 had no material impact on the Company.

      In June 2002, the FASB issued SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities." SFAS No. 146 provides guidance related to accounting for costs associated with disposal activities covered by SFAS No. 144 or with exit or restructuring activities previously covered by Emerging Issues Task Force No. 94-3, "Liability Recognition for Certain Costs Incurred in a Restructuring." SFAS No. 146 requires that costs related to exiting an activity or to a restructuring not be recognized until the liability is incurred. The Company has adopted SFAS No. 146 prospectively for exit or disposal activities initiated after December 31, 2002. The implementation of SFAS 146 had no material impact on the Company.

      In November 2002, the FASB issued Interpretation (FIN) No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others." FIN No. 45 expands existing accounting guidance and disclosure requirements for certain guarantees and requires the recognition of a liability for the fair value of certain types of guarantees issued or modified after December 31, 2002. The January 1, 2003 adoption of the Interpretation's guidance did not have a material effect on the Company's financial position.

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2003

      In January 2003, the FASB issued FIN No. 46, "Consolidation of Variable Interest Entities." FIN No. 46 addresses whether certain types of entities, referred to as variable interest entities (VIEs), should be consolidated in a company's financial statements. A VIE is an entity that either (1) has equity investors that lack certain essential characteristics of a controlling financial interest (including the ability to control the entity, the obligation to absorb the entity's expected losses and the right to receive the entity's expected residual returns), or (2) lacks sufficient equity to finance its own activities without financial support provided by other entities, which in turn would be expected to absorb at least some of the expected losses of the VIE. An entity should consolidate a VIE if it stands to absorb a majority of the VIE's expected losses or to receive a majority of the VIE's expected residual returns. The FASB has deferred adoption of FIN 46 for nonpublic entities from the previous effective date of 2003. The Company will adopt the Interpretation for relationships with VIEs that begin after December 31, 2003. The Company will implement the consolidation guidance by December 31, 2005 for VIEs with which the Company became involved prior to January 1, 2004. The Company is in the process of determining the impact of the consolidation guidance, however, management does not believe that the implementation of FIN 46 will have a material effect on the Company's consolidated financial position.

      In April 2003, the FASB issued Statement No. 133 Implementation Issue No. B36, "Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor Under Those Instruments." Implementation Issue No. B36 indicates that a modified coinsurance arrangement (MODCO) and coinsurance with funds withheld (CFW) arrangements in which funds are withheld by the ceding insurer with interest paid to the assuming insurer based on the ceding company's return on certain of its investments, generally contains an embedded derivative feature that is not clearly and closely related to the host contract and should be bifurcated in accordance with the provisions of SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." As permitted by SFAS No. 133, all contracts entered into prior to January 1, 1999 and not significantly modified since that date are exempt from the embedded derivative provisions of SFAS No. 133. Upon adoption, companies that have ceded insurance under existing MODCO or CFW arrangements may reclassify securities from the held-to-maturity and available-for-sale categories into the trading category without calling into question the intent of those companies to hold debt securities to maturity in the future. Those "taint-free" reclassifications are limited to the amount and type of securities related to the MODCO or CFW arrangements containing embedded derivatives. The Company adopted Implementation Issue No. B36 on October 1, 2003 and determined that the fair value of the applicable embedded derivatives was $0. Therefore, no cumulative effect of a change in accounting principle was recorded. Prospectively, the Company will record changes in fair value of the applicable embedded derivatives in net income. The Company determined that the fair value of applicable embedded derivatives was $0 at December 31, 2003. The Company did not reclassify any securities from available for sale to trading upon adoption of Implementation Issue No. B36.

      In July 2003, the Accounting Standards Executive Committee (AcSEC) of the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) 03-01, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts." AcSEC has developed the SOP to address the evolution of product designs since the issuance of SFAS No. 60, "Accounting and Reporting by Insurance Enterprises," and SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments" and the need for interpretive guidance to be developed in three areas: separate account presentation and valuation; the accounting recognition given sales inducements (bonus interest, bonus credits, persistency bonuses); and the classification and valuation of certain long-duration contract liabilities.

      The most significant accounting implications of the SOP are as follows:
(1) reporting and measuring assets and liabilities of separate account products as general account assets and liabilities when specified criteria are not met;
(2) reporting and measuring seed money in separate accounts as general account assets based on the insurer's proportionate beneficial interest in the separate account's underlying assets; (3) capitalizing sales inducements that meet specified criteria and amortizing such amounts over the life of the contracts using the same methodology as used for amortizing deferred acquisition costs, but immediately expensing those sales inducements accrued or credited if such criteria are not met; (4) recognizing contractholder liabilities for: (a) modified guaranteed (market value adjusted) annuities at accreted balances that

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2003

do not include the then current market value surrender adjustment, (b) two-tier annuities at the lower (non-annuitization) tier account value, (c) persistency bonuses at amounts that are not reduced for expected forfeitures and (d) group pension participating and similar general account "pass through" contracts that are not accounted for under SFAS No. 133 at amounts based on the fair value of the assets or index that determines the investment return pass through; (5) establishing an additional liability for guaranteed minimum death and similar mortality and morbidity benefits only for contracts determined to have mortality and morbidity risk that is other than nominal and when the risk charges made for a period are not proportionate to the risk borne during that period; and (6) for contracts containing an annuitization benefits contract feature, if such contract feature is not accounted for under the provisions of SFAS No. 133 establishing an additional liability for the contract feature if the present value of expected annuitization payments at the expected annuitization date exceeds the expected account balance at the expected annuitization date.

      The provisions of the SOP are effective for fiscal years beginning after December 15, 2003, and, as such, the Company will adopt the SOP effective January 1, 2004. The effect of initially adopting this SOP will be reported as a cumulative effect of a change in accounting principle. The Company has completed an assessment of the impact of the SOP on its operations and management does not believe that the implementation of the SOP will have a material effect on the Company's consolidated financial position.

      In November 2003, Emerging Issues Task Force reached a consensus on EITF Issue 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" (EITF 03-1), requiring additional disclosures to be included in companies financial statements for fiscal years ending after December 15, 2003. For marketable securities covered by FAS No. 115 "Accounting for Certain Investments in Debt and Equity Securities", disclosures should include quantitative and qualitative information as of the latest balance sheet date, by investment type, about the aggregate amount of unrealized losses and the aggregate fair value of investments with unrealized losses. These disclosure requirements have been incorporated in Note 3.

      Reclassifications: Certain amounts in prior years have been reclassified to conform to the current year presentation.

NOTE 3 -- INVESTMENTS

      Securities: Market values of bonds and affiliated mutual funds are based on quoted prices as available. For certain private placement debt securities where quoted market prices are not available, management estimates fair value by using adjusted market prices for like securities.

      The cost and estimated fair values of investments by major investment category as of December 31, 2003 and 2002 are as follows:

                                                                         December 31, 2003
                                                                           (In millions)
                                                 ----------------------------------------------------------------
                                                                               Gross                    Estimated
                                                    Amortized                Unrealized                      Fair
                                                         Cost            Gains          (Losses)            Value
                                                 ------------      -----------      ------------      -----------
U.S. government .............................    $        4.0      $       0.4      $        --       $       4.4
All other government ........................            21.9              0.9               --              22.8
States, territories, and possessions ........            11.5               --               --              11.5
Political subdivisions of states,
   territories, and possessions .............            10.4               --             (0.2)             10.2
Special revenue .............................            56.2              0.3             (0.4)             56.1
Public utilities ............................           138.1              5.6             (0.1)            143.6
Industrial and miscellaneous ................         1,354.9             63.1             (2.8)          1,415.2
                                                 ------------      -----------      ------------      -----------
Total Bonds .................................    $    1,597.0      $      70.3      $      (3.5)      $   1,663.8
                                                 ============      ===========      ============      ===========
Affiliated mutual funds .....................    $       25.1      $       8.4      $      (1.7)            $31.8
                                                 ============      ===========      ============      ===========

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2003

                                                                               December 31, 2002
                                                                                 (In millions)
                                                       ----------------------------------------------------------------
                                                                                     Gross                    Estimated
                                                          Amortized                Unrealized                      Fair
                                                               Cost            Gains          (Losses)            Value
                                                       ------------      -----------      ------------      -----------
U.S. government ..................................     $        4.0      $       0.6      $        --       $       4.6
All other government .............................             11.6              0.7               --              12.3
States, territories, and possessions .............               --               --               --                --
Political subdivisions of states, territories,
   and possessions ...............................              2.0              0.1               --               2.1
Special revenue ..................................             20.7              1.0               --              21.7
Public utilities .................................            107.0              3.7             (1.1)            109.6
Industrial and miscellaneous .....................            876.6             42.1             (6.3)            912.4
                                                       ------------      -----------      -----------       -----------
Total Bonds ......................................     $    1,021.9      $      48.2      $      (7.4)      $   1,062.7
                                                       ============      ===========      ===========       ===========
Affiliated mutual funds ..........................     $       24.8      $       2.3      $      (3.2)      $      23.9
                                                       ============      ===========      ===========       ===========

      The amortized cost and estimated fair value of bonds as of December 31, 2003 and 2002 by contractual maturity is shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations.


                                                                       December 31, 2003
                                                                         (In millions)
                                                                 ------------------------------
                                                                                      Estimated
                                                                    Amortized              Fair
                                                                         Cost             Value
                                                                 ------------       -----------
Due in one year or less ...................................      $      231.5       $     233.9
Due after one year through five years .....................             955.5           1,004.3
Due after five years through ten years ....................             256.9             268.9
Due after ten years .......................................              59.5              61.9
Sinking fund bonds, mortgage backed securities and
   asset backed securities ................................              93.6              94.8
                                                                 ------------       -----------
Total .....................................................      $    1,597.0       $   1,663.8
                                                                 ============       ===========

                                                                       December 31, 2002
                                                                         (In millions)
                                                                 ------------------------------
                                                                                      Estimated
                                                                    Amortized              Fair
                                                                         Cost             Value
                                                                 ------------       -----------
Due in one year or less ...................................      $       60.0       $      60.5
Due after one year through five years .....................             661.9             688.4
Due after five years through ten years ....................             215.8             225.2
Due after ten years .......................................              31.9              33.7
Sinking fund bonds, mortgage backed securities and
   asset backed securities ................................              52.3              54.9
                                                                 ------------       -----------
Total .....................................................      $    1,021.9       $   1,062.7
                                                                 ============       ===========

     Proceeds from sales of investments in bonds amounted to $175.2 million, $172.9 million and $461.5 million in 2003, 2002 and 2001, respectively. Gross gains of $2.0 million, $2.3 million and $1.6 million and gross losses of $0.4 million, $5.8 million and $1.2 million were realized on sales and prepayments of bonds in 2003, 2002 and 2001, respectively.

     Proceeds from sales of investments in affiliated mutual funds amounted to $0.0 million, $14.4 million and $23.4 million in 2003, 2002 and 2001, respectively. Gross gains of $0.0 million, $0.0 million and $5.2 million and gross losses of $0.0 million, $0.0 million and $0.0 million were realized on sales of affiliated mutual funds in 2003, 2002 and 2001, respectively.

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2003

     Unrealized losses: The Company's investments' gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2003 and 2002, are shown below:

                                                                         December 31, 2003
                                     ---------------------------------------------------------------------------------------
                                        Less than 12 months             12 months or more                    Total
                                     -------------------------      -------------------------      -------------------------
                                        Fair        Unrealized         Fair        Unrealized         Fair        Unrealized
                                        Value         Losses           Value         Losses           Value         Losses
                                     ----------     ----------      ----------     ----------      ----------     ----------
U.S. government ................     $      0.4     $       --      $       --     $       --      $      0.4     $       --
All other government ...........             --             --              --             --              --             --
States, territories, and
   possessions .................           11.5             --              --             --            11.5             --
Political subdivisions of
   states, territories, and
   possessions .................            8.2           (0.2)             --             --             8.2           (0.2)
Special revenue ................           35.8           (0.4)             --             --            35.8           (0.4)
Public utilities ...............            6.4           (0.1)            2.9             --             9.3           (0.1)
Industrial and miscellaneous ...          153.5           (2.2)            8.5           (0.6)          162.0           (2.8)
                                     ----------     ----------      ----------     ----------      ----------     ----------
Total debt securities ..........     $    215.8     $     (2.9)     $     11.4     $     (0.6)     $    227.2     $     (3.5)
Affiliated mutual funds ........             --             --             6.0           (1.7)            6.0           (1.7)
                                     ----------     ----------      ----------     ----------      ----------     ----------
Total temporarily impaired
   securities ..................     $    215.8     $     (2.9)     $     17.4     $     (2.3)     $    233.2     $     (5.2)
                                     ==========     ==========      ==========     ==========      ==========     ==========

                                                                         December 31, 2002
                                     ---------------------------------------------------------------------------------------
                                        Less than 12 months             12 months or more                    Total
                                     -------------------------      -------------------------      -------------------------
                                        Fair        Unrealized         Fair        Unrealized         Fair        Unrealized
                                        Value         Losses           Value         Losses           Value         Losses
                                     ----------     ----------      ----------     ----------      ----------     ----------
U.S. government ................     $       --     $       --      $       --     $       --      $       --     $       --
All other government ...........             --             --              --             --              --             --
States, territories, and
   possessions .................             --             --              --             --              --             --
Political subdivisions of
   states, territories, and
   possessions .................             --             --              --             --              --             --
Special revenue ................             --             --              --             --              --             --
Public utilities ...............           13.3           (0.8)            0.7           (0.3)           14.0           (1.1)
Industrial and miscellaneous ...           95.3           (5.6)           12.8           (0.7)          108.1           (6.3)
                                     ----------     ----------      ----------     ----------      ----------     ----------
Total debt securities ..........     $    108.6     $     (6.4)     $     13.5     $     (1.0)     $    122.1     $     (7.4)
Affiliated mutual funds ........             --             --             5.9           (3.2)            5.9           (3.2)
                                     ----------     ----------      ----------     ----------      ----------     ----------
Total temporarily impaired
   securities ..................     $    108.6     $     (6.4)     $     19.4     $     (4.2)     $    128.0     $    (10.6)
                                     ==========     ==========      ==========     ==========      ==========     ==========

      The Company's investment portfolio includes individual securities, which are in an unrealized loss position and have not been recognized as other than temporary impairments. There were 8 securities in an unrealized loss position for greater than 12 months with a book value of $12.0 million and a fair value of $11.4 million as of December 31, 2003. There were 8 securities in an unrealized loss position for greater than 12 months with a book value of $14.5 million and a fair value of $ 13.5 million as of December 31, 2002.

      The Company's investment portfolio includes affiliated mutual funds, which are in an unrealized loss position and have not been recognized as other than temporary impairments. There were 4 funds in an unrealized loss position for greater than 12 months with a book value of $7.7 million and a fair value of $6.0 million as of December 31, 2003. There

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2003

were 5 funds in an unrealized loss position for greater than 12 months with a book value of $9.1 million and a fair value of $5.9 million as of December 31, 2002.

      In reaching the conclusion that these impairments are not other-than temporary, management considered many factors including: duration and severity of impairment, cash flow, investment sector stability, credit worthiness, financial condition of issuer, and intent and ability to hold to allow for recovery in value.

      Special Deposits: Assets of $4.2 million, $4.1 million and $4.0 million at December 31, 2003, 2002 and 2001, respectively, were on deposit with governmental authorities or trustees as required by certain insurance laws. These amounts are included in "Bonds" in the consolidated balance sheets.

      Repurchase Agreements: The Company has entered into repurchase agreements whereby securities will be resold at a specified date and price. Assets of $132.4 million and $93.9 million are included in the Consolidated Balance Sheets as cash and cash equivalents as of December 31, 2003 and 2002, respectively, and are subject to repurchase.

      Investment Income and Investment Gains and Losses: The major categories of net investment income are summarized as follows:

                                                   For the Years Ended December 31,
                                                            (In millions)
                                                   ---------------------------------
                                                      2003         2002         2001
                                                   -------      -------      -------
Bonds ........................................     $  77.6      $  54.3      $  39.9
Affiliated mutual funds ......................         1.1          1.5          3.0
Mortgage loans ...............................         0.1          0.1           --
Policy loans .................................         4.4          4.5          4.6
Cash equivalents and short term investments ..         3.0          1.2          2.0
Other ........................................          --          0.1           --
                                                   -------      -------      -------
Gross investment income ......................        86.2         61.7         49.5
Less: Investment expenses ....................        (1.6)        (1.6)        (1.5)
                                                   -------      -------      -------
Net investment income ........................     $  84.6      $  60.1      $  48.0
                                                   =======      =======      =======

Net realized gains (losses) on investments were from the following sources:

                                                   For the Years Ended December 31,
                                                            (In millions)
                                                   ---------------------------------
                                                      2003         2002         2001
                                                   -------      -------      -------
Bonds ........................................     $   1.1      $ (20.4)     $  (1.6)
Affiliated mutual funds ......................          --           --          5.2
Separate account seed money ..................          --           --         (3.6)
Other ........................................          --         (0.3)        (0.1)
                                                   -------      -------      -------
Net realized gains (losses) on investment ....     $   1.1      $ (20.7)     $  (0.1)
                                                   =======      =======      =======

      Realized losses included $0.5 million, $16.9 million and $5.0 million for the years ended December 31, 2003, 2002 and 2001, respectively, of pre-tax valuation adjustments for declines in fair value of investments that were considered to be other-than-temporary.

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2003

      Accumulated Other Comprehensive Gain (Loss) Income: Accumulated other comprehensive gain (loss) income consists of net unrealized investment gains (losses) on securities available for sale. Changes in this amount include reclassification adjustments to avoid double-counting in comprehensive income items that are included as part of net income for a period that also had been a component of "Other comprehensive income" in earlier periods. The amounts for the years ended December 31, are as follows:

                                                                        December 31,
                                                                       (In millions)
                                                             ---------------------------------
                                                                2003         2002         2001
                                                             -------      -------      -------
Balance, beginning of year, net of tax .................     $  11.9      $   3.5      $   6.3
Changes in net unrealized investment gains
   (losses) attributable to:
      Investments arising during the period ............        30.7         28.1         12.9
      Reclassification adjustment for gains (losses)
         included in net income ........................         1.6         (0.8)        (4.5)
                                                             -------      -------      -------
Changes in net unrealized investment gains
   (losses), net of adjustment .........................        32.3         27.3          8.4
Impact of net unrealized investment gains
   (losses) on:
      Deferred federal income tax ......................        (6.2)        (4.9)        (4.5)
      Deferred policy acquisition costs ................       (14.5)       (14.0)        (6.7)
                                                             -------      -------      -------
Change in unrealized investment gains (losses),
   net of tax ..........................................        11.6          8.4         (2.8)
                                                             -------      -------      -------
Balance, end of year, net of tax .......................     $  23.5      $  11.9      $   3.5
                                                             =======      =======      =======

NOTE 4 -- DEFERRED POLICY ACQUISITION COSTS

      The balances of and changes in deferred policy acquisition costs as of and for the years ended December 31, 2003, 2002 and 2001 are summarized as follows:

                                                            December 31,
                                                            (In millions)
                                                  -----------------------------
                                                     2003       2002       2001
                                                  -------    -------    -------
Balance, beginning of year ...................    $ 319.8    $ 403.0    $ 422.7
Capitalization of deferrable expenses ........       94.1       81.5       31.5
Amortization .................................     (107.6)    (180.3)     (76.7)
Change in unrealized investment losses, net ..      (14.5)     (14.0)      (6.7)
Interest on DAC ..............................       29.3       29.6       32.2
                                                  -------    -------    -------
Balance, end of year .........................    $ 321.1    $ 319.8    $ 403.0
                                                  =======    =======    =======

      During 2003, the Company recorded $22.3 million of additional amortization reflecting lower estimates of expected profitability on certain variable annuity and life products primarily due to increased long term lapse rate assumptions.

      During 2002, the Company recorded $101.8 million of additional amortization reflecting lower estimates of expected profitability on certain variable annuity and life products due to decreased market returns and declines in asset value on which fees are based.

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2003

NOTE 5 -- POLICYHOLDERS' LIABILITIES

      The balances of future policy benefits and policyholders' account balances for the years ended December 31, 2003 and 2002 are summarized as follows:

                                                             December 31,
                                                             (In millions)
                                                      --------------------------
                                                            2003            2002
                                                      ----------      ----------
Future Policy Benefits
   General Account
      Life insurance ...........................      $     16.3      $     18.2
                                                      ----------      ----------
      Annuities ................................           164.2            51.3
                                                      ----------      ----------
      Future policy benefits ...................           180.5            69.5
                                                      ----------      ----------

Policyholders' Account Balances
   General Account
      Individual annuities .....................         1,495.1           863.8
      Group annuities ..........................            89.1            99.1
      Variable life ............................            84.6            86.9
   Separate Account
      Individual annuities .....................         4,277.2         3,906.9
      Group annuities ..........................         2,878.2         2,760.2
      Variable life ............................           510.2           427.6
                                                      ----------      ----------
      Policyholders' account balances ..........         9,334.4         8,144.5
                                                      ----------      ----------
Total Policyholder Liabilities .................      $  9,514.9      $  8,214.0
                                                      ==========      ==========
Total General Account Liabilities ..............      $  1,849.3      $  1,119.3
                                                      ==========      ==========
Total Separate Account Liabilities .............      $  7,665.6      $  7,094.7
                                                      ==========      ==========

      The following table highlights the key assumptions generally utilized in calculating liabilities for future policy benefits:

Product                   Mortality                        Interest Rate     Estimation Method
-------------------------------------------------------------------------------------------------------------
Life insurance            Based on Company's               4.00%             Present value of future benefit
                          experience, established                            payments and related expenses,
                          at issue                                           less the present value of future
                                                                             net premiums

Individual, and           SA, 1971, 1983a, A2000           5.50%             Present value of expected future
immediate annuities.      mortality tables with certain                      payments based on historical
                          modifications                                      experience

      Premium deficiency reserves are established, if necessary, when the liability for future policy benefits plus the present value of expected future gross premiums are determined to be insufficient to provide for expected future policy benefits and expenses and to recover any unamortized policy acquisition costs. The Company had no premium deficiency reserves as of December 31, 2003 and 2002.

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2003

      Policyholders' account balances for investment-type contracts represent an accumulation of gross premium payments plus credited interest less withdrawals, expenses and mortality charges. The carrying value approximates fair value.

      Certain contract provisions that determine the policyholder account balances are as follows:

                                          Credited Fixed
            Product                       Interest Rates      Withdrawal/Surrender Charges
--------------------------------------------------------------------------------------------------------
Individual annuities                      3.10% to 6.00%      Declining to zero over 4 to 7 years.
Group annuities                           3.00% to 7.10%      Contractually agreed upon rates, declining
                                                              to zero over a maximum of 9 years.
Variable life                             4.00% to 4.15%      Declining to zero over 10 to 15 years.

NOTE 6 -- REINSURANCE

      The Company has entered into cession agreements on a coinsurance, modified coinsurance and yearly renewable term basis with affiliated and non-affiliated companies. Ceding reinsurance is used by the Company to limit its risk from large exposures and to permit recovery of a portion of direct losses, although ceded reinsurance does not relieve the originating insurer of liability. Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. The cost of reinsurance related to short-duration contracts is accounted for over the reinsurance contract period.

      The Company has ceded coinsurance and modified coinsurance agreements with affiliated companies. Under these agreements, included in the consolidated statements of income and comprehensive income are $84.5 million, $96.5 million and $103.4 million of ceded premiums at December 31, 2003, 2002 and 2001, respectively.

      During 2001, the Company revised its estimate used in calculating DAC on intercompany reinsurance with affiliates. The result of this change in estimate is a charge to earnings of $45.0 million in 2001, which was reported as "Other operating costs and expenses" in the consolidated statements of income and comprehensive income.

NOTE 7 -- FEDERAL INCOME TAXES

      A consolidated federal income tax return is prepared for the following entities: The Guardian, Park Avenue Life Insurance Company, Guardian Asset Management Corp., Managed Dental Care of California, Managed Dental Care of Texas, Managed Dental Care of Missouri, Managed Dental Care of Maryland, Guardian Hanover Corp., Fiduciary Insurance Company of America, Innovative Underwriters Inc., GIAC and its subsidiaries, Guardian Trust Company, Dental Guard Preferred, Berkshire Life Insurance Company of America and First Commonwealth Inc. and its subsidiaries. The consolidated income tax liability is allocated among the members of the group according to a tax sharing agreement. In accordance with this tax sharing agreement, each member of the group computes its tax provision and liability on a separate return basis, but may, where applicable, recognize benefits of net operating losses utilizable by the consolidated group. Estimated payments are made between the members of the group during the year.

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2003

      The income tax expense is different from the amount computed using the statutory federal tax rate of 35% for the following reasons:

                                               For the Years Ended December 31,
                                                      (In millions)
                                              ----------------------------------
                                                 2003         2002         2001
                                              -------      -------      -------
Expected taxes on pre-tax (loss) income . $ (3.5) $ (47.3) $ (21.9) Permanent adjustments:
   Dividends received deduction on
      separate accounts .................       (11.8)        (9.9)         1.0
   Overpayment of prior years in 2001 ...          --           --         (6.9)
   True-up of tax basis reserves ........          --           --         (5.3)
   True-up of deferred tax on bonds .....         1.8           --         (1.5)
   Write-off of software ................          --           --          1.5
   Foreign tax credit ...................        (0.4)          --         (0.2)
   Other ................................         0.2         (0.7)        (0.7)
                                              -------      -------      -------
Total income tax (benefit) expense ......     $ (13.7)     $ (57.9)     $ (34.0)
                                              =======      =======      =======

      The tax effect of temporary differences which give rise to deferred federal income tax assets and liabilities as of December 31, 2003 and 2002, are as follows:

                                                             December 31,
                                                             (In millions)
                                                      --------------------------
                                                         2003              2002
                                                      -------           -------
Deferred tax assets:
Separate account allowances .................         $  26.0           $  27.6
DAC Proxy ...................................            21.6              19.1
Capitalized software costs ..................             0.2                --
Other .......................................              --               2.0
                                                      -------           -------
Total deferred tax assets ...................            47.8              48.7
                                                      -------           -------
Deferred tax liabilities:
Deferred acquisition costs ..................           124.8             111.9
Capitalized software costs ..................              --               4.4
Reserves ....................................             2.7               7.8
Investments .................................             9.8               9.7
Other .......................................             1.6                --
                                                      -------           -------
Total deferred tax liabilities ..............           138.9             133.8
                                                      -------           -------
Net deferred tax liability ..................         $  91.1           $  85.1
                                                      =======           =======


      Management has concluded that the deferred income tax assets are more likely than not to be realized, therefore, no valuation allowance has been provided.

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2003

NOTE 8 -- FAIR VALUE OF FINANCIAL INSTRUMENTS

      The estimated fair values presented below have been determined using available information and valuation methodologies. Considerable judgment is applied in interpreting data to develop the estimates of fair value. Accordingly, such estimates presented may not be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a material effect on the estimated fair values (for all other financial instruments presented in the table below, the carrying value approximates estimated fair value).

      Bonds and affiliated mutual funds: For bonds and affiliated mutual funds other than private placements, estimated fair value is based on quoted market prices or estimates from independent services. Fair value for private placements securities are estimated using a discounted cash flow model which considers the current market spreads between the U.S. Treasury yield curve and corporate bond yield curve, adjusted for the type of issue, its current credit quality and its remaining average life. The fair value of certain non-performing private placement securities is based on amounts estimated by management.

      Policy loans: The estimated fair value of policy loans approximate the carrying amount since loans on policies have no defined maturity date and reduce the amount payable at death or at surrender of the contract.

      Future policy benefits and policyholders' account balances: Future policy benefits estimated fair value are derived using discounted projected cash flows, based on interest rates being offered for similar contracts, with maturities consistent with those remaining for the contracts being valued.

      Policyholders' account balances for investment-type contracts represent an accumulation of gross premium payments plus credited interest less withdrawals, expenses and mortality charges. Carrying value approximates fair value.

      The following table discloses the carrying amounts and estimated fair values of the Company's financial instruments as of December 31, 2003 and 2002 are as follows (in millions):

                                             December 31, 2003            December 31, 2002
                                         ------------------------     ------------------------
                                         Carrying      Estimated       Carrying     Estimated
                                          Amount       Fair Value       Amount      Fair Value
                                         --------      ----------     ---------     ----------
Financial assets:
Bonds, available for sale ..........     $1,663.8      $  1,663.8     $ 1,062.7     $  1,062.7
Affiliated mutual funds ............         31.8            31.8          23.9           23.9
Policy loans .......................         84.2            84.2          87.8           87.8
Cash and cash equivalents ..........        295.4           295.4         108.6          108.6
Separate account assets ............      7,731.5         7,731.5       7,155.5        7,155.5

Financial liabilities:
Future policy benefits .............        180.5           180.5          69.5           69.5
Policyholders' account balances ....      9,334.4         9,334.4       8,144.5        8,144.5

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2003

NOTE 9 -- RELATED PARTY TRANSACTIONS

      The Company is billed by The Guardian for all compensation and related employee benefits for those employees of The Guardian who are engaged in the Company's business and for the Company's use of The Guardian's centralized services and agency force. The amounts charged for these services amounted to $138.2 million in 2003, $169.0 million in 2002 and $188.2 million in 2001, and, in the opinion of management, were considered appropriate for the services rendered.

      A significant portion of the Company's separate account assets is invested in affiliated mutual funds. Each of these funds has an investment advisory agreement with the Company, except for The Baillie Gifford International Fund, The Baillie Gifford Emerging Markets Fund, The Guardian Baillie Gifford International Fund and The Guardian Baillie Gifford Emerging Markets Fund.

      The separate account assets invested in affiliated mutual funds as of December 31, 2003 and 2002 are as follows (in millions):

                                                               December 31,
                                                         -----------------------
                                                               2003         2002
                                                         ----------   ----------
The Guardian Stock Fund ..............................   $  1,454.5   $  1,360.4
The Guardian VC 500 Index Fund .......................         61.1         33.8
The Guardian VC Allocation Fund ......................         23.1         14.3
The Guardian High Yield Bond Fund ....................         26.1         11.7
The Guardian Low Duration Bond Fund ..................          3.3         --
The Guardian Bond Fund ...............................        378.9        429.2
The Guardian Cash Fund ...............................        356.3        492.7
The Baillie Gifford International Fund ...............        194.2        163.8
The Baillie Gifford Emerging Markets Fund ............         55.3         33.2
The Guardian Small Cap Stock Fund ....................        184.5        124.7
The Guardian Park Avenue Fund ........................        237.5        239.9
The Guardian Park Avenue Small Cap Fund ..............         63.6         49.3
The Guardian Asset Allocation Fund ...................         34.2         32.3
The Guardian Baillie Gifford International Fund ......         10.4          9.2
The Guardian Baillie Gifford Emerging Markets Fund ...         27.5         17.1
The Guardian Investment Quality Bond Fund ............         54.9         69.7
The Guardian High Yield Bond Fund ....................          7.0          4.5
The Guardian Cash Management Fund ....................        248.9        340.5
                                                         ----------   ----------
                                                         $  3,421.3   $  3,426.3
                                                         ==========   ==========

      The Company maintains investments in affiliated mutual funds. These investments as of December 31, 2003 and 2002 are as follows (in millions):

                                                               December 31,
                                                          ----------------------
                                                               2003         2002
                                                          ---------    ---------
The Guardian Park Avenue Fund ........................    $     0.1    $     0.1
The Guardian Park Avenue Small Cap Fund ..............          2.6          1.8
The Guardian Small Cap Stock Fund ....................         17.1         11.9
The Guardian Asset Allocation Fund ...................          2.5          2.0
The Guardian Baillie Gifford International Fund ......          1.7          1.3
The Guardian Baillie Gifford Emerging Markets Fund ...          1.7          1.1
The Guardian Investment Quality Bond Fund ............          2.2          2.1
The Guardian High Yield Bond Fund ....................          1.8          1.5
The Guardian Cash Management Fund ....................          2.1          2.1
                                                          ---------    ---------
                                                          $    31.8    $    23.9
                                                          =========    =========

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2003

NOTE 10 -- STATUTORY EQUITY AND INCOME

      Applicable insurance department regulations require that the Company prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Delaware Department of Insurance. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefits reserves using different actuarial and interest assumptions, limiting deferred taxes, and valuing securities on a different basis.

      The following reconciles the consolidated GAAP net income of the Company to statutory net income as reported to the regulatory authorities:

                                                        For the Years Ended December 31,
                                                                 (In millions)
                                                        ---------------------------------
                                                           2003         2002         2001
                                                        -------      -------      -------
Consolidated GAAP net income (loss) ...............     $   3.7      $ (77.1)     $ (28.6)
Adjustments to reconcile to statutory basis:
   Statutory net income of subsidiaries ...........         2.4          8.1          9.6
   Change in deferred policy acquisition costs ....       (15.8)        66.2          9.6
   Change in deferred software costs ..............          --           --          8.0
   Deferred premiums ..............................        (0.1)        (0.1)        (4.7)
   Re-estimation of future policy benefits ........        (1.6)       (13.4)        22.3
   Reinsurance ....................................        (3.8)        (3.8)        (3.8)
   Deferred federal income tax (benefits) expense .        (0.8)       (24.8)       (19.6)
   Amortization of interest maintenance reserve ...        (0.9)        (0.5)          --
   Transfer to interest maintenance reserve .......        (0.8)         3.3         (0.2)
   Other, net .....................................         5.0          2.5          1.1
                                                        -------      -------      -------
Statutory net loss ................................     $ (12.7)     $ (39.6)     $  (6.3)
                                                        =======      =======      =======

      The following reconciles the consolidated GAAP stockholder's equity of the Company to statutory capital and surplus as reported to the regulatory authorities:

                                                                      December 31,
                                                                      (In millions)
                                                             ---------------------------------
                                                                2003         2002         2001
                                                             -------      -------      -------
Consolidated GAAP stockholder's equity .................     $ 487.7      $ 452.4      $ 496.1
Add (deduct) cumulative effect of adjustments:
   Deferred policy acquisition costs ...................      (321.1)      (319.8)      (403.0)
   Defered software costs ..............................        (0.8)       (13.7)       (19.4)
   Asset valuation reserve .............................       (11.5)          --         (5.2)
   Re-estimation of future policy benefits .............       (47.0)       (57.0)       (49.1)
   Establishment of deferred income tax liability, net .        91.1         85.1        106.9
   Unrealized gains on investments .....................       (72.1)       (45.0)       (15.4)
   Separate account allowances .........................        60.3         71.8         77.3
   Other liabilities ...................................        24.5         22.6         23.5
   Deferred premiums ...................................         2.2          3.0          2.7
   Other, net ..........................................         9.1         10.7          6.4
                                                             -------      -------      -------
Statutory capital and surplus ..........................     $ 222.4      $ 210.1      $ 220.8
                                                             =======      =======      =======

                         Report of Independent Auditors

To the Board of Directors of
The Guardian Insurance & Annuity Company, Inc:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income and comprehensive income, of changes in stockholder's equity and of cash flows present fairly, in all material respects, the financial position of The Guardian Insurance & Annuity Company, Inc. and its subsidiaries at December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2003; in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP


February 25, 2004

                            PART C. OTHER INFORMATION

Item 24.          Financial Statements and Exhibits


     (a)  The following financial statements have been included in Part B:
          (1)  The Guardian Separate Account E:
               Statement of Assets and Liabilities as of December 31, 2003 Statement of Operations for the Year Ended December 31, 2003 Statements of Changes in Net Assets for the Year Ended December 31, 2003 and 2002
               Notes to Financial Statements
               Report of Independent Accountants

          (2)  The Guardian Insurance & Annuity Company, Inc.:
               Consolidated Balance Sheets as of December 31, 2003 and 2002 Consolidated Statements of Income and Comprehensive Income Operations for the Year Ended December 31, 2003, 2002 and 2001 Consolidated Statements of Changes in Stockholder's Equity for the Year Ended December 31, 2003, 2002 and 2001
               Consolidated Statements of Cash Flow for the Year
               Ended December 31, 2003, 2002 and 2001
               Notes to Consolidated Financial Statements
               Report of Independent Accountants


     (b)      Exhibits
              Number            Description
              ------            -----------

              1                 Resolutions of the Board of Directors of The
                                Guardian Insurance & Annuity Company, Inc.
                                establishing Separate Account E(1)
              2                 Not Applicable
              3                 Underwriting and Distribution Contracts:
                                (a) Distribution and Service Agreement
                                      between The Guardian Insurance &
                                      Annuity Company, Inc. and Guardian
                                      Investor Services Corporation, as
                                      amended(1)
                                (b) Form of Broker-Dealer Supervisory and
                                      Service Agreement(2)
              4                 Specimen of Variable Annuity Contract, as
                                amended(1)
                                (a) Additional Payout Option -- Variable
                                      Payments to Age 100(5)
                                (b) Earnings Benefit Rider(5)
              5                 Form of Application for Variable Annuity
                                Contract(2)
              6                 (a) Certificate of Incorporation of The
                                      Guardian Insurance & Annuity Company,
                                      Inc., as amended(1)(4)
                                (b) By-laws of The Guardian Insurance &
                                      Annuity Company, Inc.(1)
              7                 Not Applicable
              8                 Amended and Restated Agreement for Services
                                and Reimbursement Therefor, between The
                                Guardian Life Insurance Company of America
                                and The Guardian Insurance & Annuity
                                Company, Inc.(2)
              9                 Opinion and Consent of Counsel(1)
              10                Consent of PricewaterhouseCoopers LLP.(7)
              11                Not Applicable
              12                Not Applicable
              13                (a) Powers of Attorney executed by a
                                      majority of the Board of Directors and
                                      certain principal officers of The
                                      Guardian Insurance & Annuity Company,
                                      Inc.(3)(4)(6)
                                (b) Schedule for Computation of Performance
                                      Quotations(2)
----------
(1) Incorporated by reference to the Registration Statement on Form N-4, (Reg. No. 333-21975), as initially filed on February 18, 1997.
(2) Incorporated by reference to the Registration Statement on Form N-4, (Reg. No. 333-21975), as previously filed on August 1, 1997.
(3) Incorporated by reference to the Registration Statement on Form N-4, (Reg. No. 333-21975), as previously filed on April 14, 2000. Powers of Attorney for Messrs. Sargent, Ferrara, Jones, Kane, Dutter, Futia, Hutchings and Warren.
(4)   Incorporated by reference to the Registration Statement on Form N-4,
      (Reg. no. 333-21975), as previously filed on April 25th, 2001. Powers of Attorney for Messrs. dePalo and Manning.

(5) Incorporated by reference to Registration Statement on Form N-4 (Reg. no. 333-21975), as previously filed on August 27, 2001.
(6) Incorporated by reference to Registration Statement on Form N-4, (Reg. no. 333-21975), as previously filed on April 30, 2002. Powers of Attorney for Messrs. Caruso and Lenderink.
(7)   Filed herewith.

Item 25.          Directors and Officers of the Depositor

      The following is a list of directors and principal officers of The Guardian Insurance & Annuity Company, Inc. ("GIAC"), the depositor of the Registrant. The principal business address of each director and officer is 7 Hanover Square, New York, New York 10004.

              Name                      Positions with GIAC
              ----                      -------------------
              Dennis J. Manning         Chairman, Chief Executive Officer
                                          and Director
              Edward K. Kane            Executive Vice President and Director
              Bruce C. Long             President and Director
              Armand M. dePalo          Director
              Gary B. Lenderink         Director
              Joseph A. Caruso          Senior Vice President, Corporate
                                          Secretary and Director
              Charles G. Fisher         Vice President and Actuary
              Frank L. Pepe             Vice President and Controller
              Richard T. Potter, Jr.    Vice President and Counsel
              Dennis P. Mosticchio      Vice President, Group Pensions
              Donald P. Sullivan, Jr.   Vice President
              Peggy L. Coppola          Vice President

              Robert E. Broatch         Director
              Thomas G. Sorell          Executive Vice President and Chief
                                        Investment Officer

Item 26.          Persons Controlled by or under Common Control with Registrant


      The following entities at the left margin set forth the entities directly controlled by The Guardian Life Insurance Company of America ("Guardian Life"), the parent company of GIAC, the Registrant's depositor, as of February 29, 2004. Those entities which are indented under another entity is a subsidiary of that entity and, therefore, an indirect subsidiary of Guardian Life:


                                         State of                  Percent of
                                       Incorporation           Voting Securities
         Name                         or Organization                Owned
         ----                         ---------------          -----------------

The Guardian Insurance &                  Delaware                    100%
  Annuity Company, Inc.
    Guardian Investor Services LLC        New York                    100%
    Guardian Baillie Gifford Limited      Scotland                     51%
    Park Avenue Securities LLC            Delaware                    100%
      PAS Insurance Agency of
        Alabama, Inc.                     Alabama                     100%
      PAS Insurance Agency of
        Massachusetts, Inc.               Massachusetts               100%
      PAS Insurance Agency of
        Hawaii, Inc.                      Hawaii                      100%
Berkshire Life Insurance Company
  of America                              Massachusetts               100%

  Berkshire Equity Sales, Inc.            Massachusetts               100%

Guardian Trust Company, FSB               Federal Savings
                                          Bank                        100%

Fiduciary Insurance Company
  of America                              New York                    100%

Park Avenue Life Insurance Company        Delaware                    100%
  Family Service Life
    Insurance Company                     Texas                       100%
    Sentinel American Life
      Insurance Company                   Texas                       100%

Managed Dental Care, Inc.                 California                  100%

Private Healthcare Systems, Inc.          Delaware                     25% of
                                                                      Class A
                                                                      14.75% of
                                                                      Class B

First Commonwealth, Inc.                  Delaware                    100%

  First Commonwealth Limited Health       Illinois                    100%
    Services Corporation
  First Commonwealth Limited Health       Wisconsin                   100%
    Services Corporation
  First Commonwealth of Illinois, Inc.    Illinois                    100%
  First Commonwealth Reinsurance Company  Arizona                     100%
  First Commonwealth of Missouri, Inc.    Missouri                    100%
  First Commonwealth Limited Health       Michigan                    100%
    Service Corporation of Michigan
  Smileage Dental Services, Inc.          Wisconsin                   100%
  First Commonwealth Insurance Company    Illinois                    100%
  First Commonwealth Health Services
    Corporation                           Illinois                    n/a


Managed DentalGuard, Inc.                 New Jersey                  100%

Managed DentalGuard, Inc.                 Texas                       100%

Innovative Underwriters, Inc.             New Jersey                  100%


  Innovative Underwriters of Hawaii,
    Inc.                                  Hawaii                      100%

The Guardian Tax-Exempt Fund              Massachusetts                86.71%
The Guardian Baillie Gifford              Massachusetts                27.40%
  International Fund
The Guardian Investment Quality           Massachusetts                30.51%
  Bond Fund
Baillie Gifford International Fund        Maryland                     11.75%
The Guardian Park Avenue Small Cap Fund   Massachusetts                30.20%
The Guardian Baillie Gifford              Massachusetts                50.20%
  Emerging Markets Fund
The Guardian High Yield Bond Fund         Massachusetts                81.69%
The Guardian Low Duration Bond Fund       Massachusetts                96.37%
The Guardian Small Cap Stock Fund         Maryland                     61.56%
The Guardian VC Asset Allocation Fund     Maryland                     10.06%
The Guardian VC 500 Index Fund            Maryland                     48.15%
The Guardian VC High Yield Bond Fund      Maryland                     51.96%
The Guardian VC Low Duration Bond Fund    Maryland                     69.86%
The Guardian S&P 500 Index Fund           Massachusetts                12.47%
The Guardian Park Avenue Fund             Massachusetts                12.57%

The Guardian UBS Large Cap Value Fund     Massachusetts                95.78%
The Guardian UBS Small Cap Value Fund     Massachusetts                97.53%
The Guardian UBS VC Large Cap
  Value Fund                              Maryland                     97.83%
The Guardian UBS VC Small Cap
  Value Fund                              Maryland                     68.94%

      The following list sets forth the entities directly controlled by GIAC for the benefit of various contractholders and, thus, indirectly controlled by Guardian Life, as of February 29, 2004:


                                                                 Approximate
                                           Place of         Percentage of Voting
                                        Incorporation         Securities Owned
         Name                          or Organization             by GIAC
         ----                          ---------------      --------------------
The Guardian Cash Fund, Inc.               Maryland                 100%
The Guardian Bond Fund, Inc.               Maryland                 100%
The Guardian Variable Contract
  Funds, Inc.                              Maryland                 100%
GIAC Funds, Inc.                           Maryland                 100%

Item 27. Number of Contract owners


         Type of Contract                 As of February 29, 2004
         ----------------                 -----------------------

         Non-Qualified ..............            10,457
         Qualified ..................            29,162

                 Total ..............            39,619

Item 28.          Indemnification

      The By-Laws of The Guardian Insurance & Annuity Company, Inc. provide that the Company shall, to the fullest extent legally permissible under the General Corporation Law of the State of Delaware, indemnify and hold harmless officers and directors of the Corporation for certain liabilities reasonably incurred in connection with such person's capacity as an officer or director.

The Certificate of Incorporation of the Corporation includes the following provision:

      No director of the Corporation shall be personally liable to the Corporation or its stockholders for monetary damages for breach of fiduciary duty as a director except for liability (i) for any breach of the director's duty of loyalty to the Corporation or its stockholders; (ii) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of the law; (iii) under Section 164 of the Delaware General Corporation Law, or (iv) for any transaction for which the director derived an improper personal benefit.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.          Principal Underwriters


                  (a) Guardian Investor Services LLC ("GIS") is the principal underwriter of the Registrant's variable annuity contracts and it is also the principal underwriter of shares of The Guardian Bond Fund, Inc.; The Guardian Variable Contract Funds, Inc., a series fund consisting of the following series:
The Guardian Stock Fund, The Guardian VC Asset Allocation Fund, The Guardian VC High Yield Bond Fund, The Guardian VC Low Duration Bond Fund, The Guardian VC 500 Index Fund, The Guardian UBS VC Large Cap Value Fund and The Guardian UBS VC Small Cap Value Fund; The Guardian Cash Fund, Inc.; The Park Avenue Portfolio, a series trust consisting of the following series: The Guardian Cash Management Fund, The Guardian Park Avenue Fund, The Guardian Investment Quality Bond Fund, The Guardian High Yield Bond Fund, The Guardian Low Duration Bond Fund, The Guardian Tax-Exempt Fund, The Guardian Asset Allocation Fund, The Guardian S&P 500 Index Fund, The Guardian Park Avenue Small Cap Fund, The Guardian Baillie Gifford International Fund, The Guardian Baillie Gifford Emerging Markets Fund; and The Guardian UBS Large Cap Value Fund and The Guardian UBS Small Cap Value Fund; GIAC Funds, Inc. a series fund consisting of Baillie Gifford International Fund, Baillie Gifford Emerging Markets Fund and The Guardian Small Cap Stock Fund. All of the aforementioned funds and the series trust are registered with the SEC as open-end management investment companies under the Investment Company Act of 1940, as amended ("1940 Act"). In addition, GIS is the distributor of variable annuity and variable life insurance contracts currently offered by GIAC through its separate accounts, The Guardian/Value Line Separate Account, The Guardian Separate Account A, The Guardian Separate Account B, The Guardian Separate Account C, The Guardian Separate Account D, The Guardian Separate Account E, The Guardian Separate Account F, The Guardian Separate Account K, The Guardian Separate Account M, The Guardian Separate Account N, The Guardian Separate Account Q, The Guardian Separate Account R, Separate Account 1 and Separate Account 2 which are all registered as unit investment trusts under the 1940 Act.


                  (b) The following is a list of each director and principal officer of GIS. The principal business address of each person is 7 Hanover Square, New York, New York 10004.

                  Name                           Position(s) with GIS
                  ----                           --------------------
                  Bruce C. Long                  President and Director
                  Gary B. Lenderink              Director
                  Armand M. dePalo               Director
                  Frank L. Pepe                  Senior Vice President and
                                                   Controller
                  Richard T. Potter, Jr.         Vice President and Counsel
                  Donald P. Sullivan, Jr.        Senior Vice President
                  Joseph A. Caruso               Senior Vice President,
                                                 Corporate Secretary and
                                                   Director
                  Peggy L. Coppola               Senior Vice President
                  William D. Ford                Vice President and National
                                                   Accounts Director
                  Keith E. Roddy                 Senior Vice President and
                                                   National Sales Director
                  Peter M. Quinn                 Vice President
                  Dennis J. Manning              Director
                  Robert E. Broatch              Director

                  Thomas G. Sorell               Executive Vice President and
                                                   Chief Investment Officer

                  (c) GIS, as the principal underwriter of the Registrant's variable annuity contracts received, either directly or indirectly, the following commissions or other compensation from the Registrant during the last fiscal year:

Net Underwriting       Compensation on
 Discounts and          Redemption or       Brokerage
  Commissions           Annuitization      Commissions         Compensation
----------------       ---------------     -----------         ------------
      N/A                    N/A               N/A                  N/A

Item 30.          Location of Accounts and Records

                  Most of the Registrant's accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by GIAC, the depositor, at its Customer Service Office, 3900 Burgess Place, Bethlehem, Pennsylvania 18017. Documents constituting the Registrant's corporate records are also maintained by GIAC but are located at its Executive Office, 7 Hanover Square, New York, New York 10004.

Item 31.          Management Services

                  None.

Item 32.          Undertakings

(a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payment under the variable annuity contracts may be accepted.

(b) The Registrant hereby undertakes to include, as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information.

(c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) The Depositor, GIAC, hereby undertakes and represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GIAC.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Guardian Separate Account E, certifies that it meets all of its requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 26th of April, 2004.


                                            The Guardian Separate Account E
                                            (Registrant)

                                            By: THE GUARDIAN INSURANCE & ANNUITY
                                                   COMPANY, INC.
                                                   (Depositor)


                                            By: /s/ Bruce C. Long
                                                --------------------------------
                                                Bruce C. Long
                                                Executive Vice President

          As required by the Securities Act of 1933, this Registration Statement has been signed by the following directors and principal officers of The Guardian Insurance & Annuity Company, Inc. in the capacities and on the date indicated.

/s/ Dennis J. Manning*                      Chairman, Chief Executive
-----------------------------------           Officer and Director
Dennis J. Manning
(Principal Executive Officer)

/s/ Frank J. Jones*                         Executive Vice President, Chief
-----------------------------------           Investment Officer and Director
Frank J. Jones
(Principal Financial Officer)

/s/ Frank L. Pepe                           Vice President and Controller
-----------------------------------
Frank L. Pepe
(Principal Accounting Officer)

/s/ Bruce C. Long                           Executive Vice President
-----------------------------------           and Director
Bruce C. Long

/s/ Armand M. dePalo*                       Director
-----------------------------------
Armand M. dePalo


                                            Director
-----------------------------------
Robert E. Broatch

/s/ Edward K. Kane*                         Executive Vice President
-----------------------------------           and Director
Edward K. Kane

/s/ Joseph A. Caruso*                       Director, Senior Vice President and
-----------------------------------           Corporate Secretary
Joseph A. Caruso

/s/ Gary B. Lenderink*                      Director
-----------------------------------
Gary B. Lenderink


By /s/ Bruce C. Long                        Date: April 26, 2004
   --------------------------------
           Bruce C. Long
     Executive Vice President
*  Pursuant to a Power of Attorney

                                  Exhibit Index

Number      Description
------      -----------

10(a)       Consent of PricewaterhouseCoopers LLP